UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                          BNY Mellon ETF Trust

(Exact name of registrant as specified in charter)
240 Greenwich Street
_____________New York, New York 10286_____________

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
_________________New York, New York 10286_____________
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  October 31
Date of reporting period:  October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission,
100 F Street, NE, Washington, DC 20549
. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon ETF Trust
Annual Report October 31, 2021
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF

Contents
The Funds
Discussion of Funds’ Performance 3
Fund Performance 19
Understanding Your Fund’s Expenses 27
Statements of Investments 28
Statements of Assets and Liabilities 117
Statements of Operations 120
Statements of Changes in Net Assets 123
Financial Highlights 127
Notes to Financial Statements 135
Report of Independent Registered Public Accounting Firm 147
Important Tax Information 148
Information About the Approval of the Applicable Fund’s
Sub-Investment Advisory Agreement 149
Liquidity Risk Management Program 151
Board Members Information 152
Officers of the Trust 153
FOR MORE INFORMATION
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The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2020, through October 31, 2021, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll, and Marlene Walker Smith, Portfolio Managers
Market and Fund Performance Overview
For the 12-month period ending October 31, 2021, the BNY
Mellon US Large Cap Core Equity ETF produced a net asset
total return of 42.08% .
1
In comparison, the Morningstar
®
US
Large Cap Index
SM
(the “Index”), the fund’s benchmark, returned
42.15% for the same period.
2
Large-cap equities rose during the reporting period, supported by government stimulus programs, accommodative central
bank policies, strong corporate earnings and improving investor sentiment as vaccines for the COVID-19 pandemic rolled out.
The difference in returns between the fund and the Index
resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar
®
US Large
Cap Index
SM
.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. large-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the top 70%
of the remaining securities comprising the investable universe.
The Index rebalances quarterly in March, June, September
and December, and reconstitutes semi-annually in June and
December.
Stocks Gain on Economic Growth and Government
Stimulus
Investor sentiment turned optimistic in November 2020 with the resolution in the U.S. presidential election and progress toward a
COVID-19 vaccine. Vaccine approvals and passage of the latest in a series of pandemic-related U.S. fiscal stimulus packages in
December helped to support the stock market rally into the new year. A strong risk-on rally ensued, particularly in areas of the market that had been hard hit by the pandemic, such as travel and leisure names.
In 2021, equity strength rotated out of technology and growth stocks benefiting from the pandemic into COVID-19-sensitive
sectors of the market, which had previously lagged, as well as cyclical and value-oriented areas of the market on the theory that these sectors were offering more attractive valuations and would benefit most from economic reopening. The Index continued to gain ground despite increasing inflationary pressures, weakening consumer confidence, disappointing employment numbers,
and the spread of the Delta variant of the virus. Stocks dipped in September as U.S. economic growth showed evidence of
slowing, and the U.S. Federal Reserve (the “Fed”) raised its inflation estimates while stating its intention to begin tapering its quantitative easing program in November. However, equities rebounded in October as a majority of companies reported
better-than-expected earnings. By the end of the period, the
Index had once more reached new record territory.
Energy and Financials Lead the Market
Oil and gas prices soared during the period in response to
increasing demand from economic reopenings and pandemic-
related supply bottlenecks. Most energy stocks benefited, with the sector leading the Index higher. Within financials, the next-best performing sector, banking profitability was supported by the steepening yield curve, rising interest rates, high levels of capital market trading and volatility, and increasing numbers of mergers and acquisitions. Information technology, the largest sector in the Index, also outperformed as a wide range of technology-
based products and services were increasingly integrated into corporate and daily life.
The weakest-performing sectors in the Index included utilities and consumer staples. Utilities were hurt by rising energy costs that many were unable to pass along to consumers due to regulatory constraints. Climate change-related extreme weather events in some areas, such as Texas, further undermined utility company profitability. Consumer staples companies faced increasing costs as supply-chain disruptions and rising inflationary pressures drove prices for agricultural products and industrial materials higher.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that equity markets are likely to face a number of headwinds in the coming months, making the
exceptionally strong returns of the current reporting period less likely to be repeated in the near future. Increasing inflationary pressures, driven by strong demand and supply-chain disruptions, have increased the possibility that the Fed may soon taper its asset-buying program and eventually begin to raise interest
rates, removing some support for equity markets and signaling a phase of slower economic growth. At the same time, we see
no indications of an end to the current growth cycle as global economies continue to reopen in the wake of the pandemic,

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
potentially setting the stage for further market appreciation. As always, we continue to monitor factors that affect the fund’s investments.
November 15, 2021

DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE
MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should
note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.
ETFs trade like stocks, are subject to investment
risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition,
ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.

Source: Morningstar, Inc. — The Morningstar
®
US Large Cap Index
SM
is a float-
adjusted, market- capitalization weighted index that is designed to measure the performance of U.S. large-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE
Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top 70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index. Investors cannot invest directly in any index.

Morningstar
®
a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2020, through October 31, 2021, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll, and Marlene Walker Smith, Portfolio Managers
Market and Fund Performance Overview
For the 12-month period ending October 31, 2021, the BNY
Mellon US Mid Cap Core Equity ETF produced a net asset total return of 44.87% .
1
In comparison, the Morningstar
®
US Mid
Cap Index
SM
(the “Index”), the fund’s benchmark, produced a
total return of 45.36% for the same period.
2,3
Mid-cap equities rose during the reporting period, supported by government stimulus programs, accommodative central
bank policies, strong corporate earnings and improving investor sentiment as vaccines for the COVID-19 pandemic rolled out.
The difference in returns between the fund and the Index
resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar
®
US Mid
Cap Index
SM
.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. medium-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization falls approximately between the
bottom 10%-30% of the remaining securities comprising the
investable universe. The Index rebalances quarterly in March,
June, September and December, and reconstitutes semi-annually in June and December.
Stocks Gain on Economic Growth and Government
Stimulus
Investor sentiment turned optimistic in November 2020 with the resolution in the U.S. presidential election and progress toward a
COVID-19 vaccine. Vaccine approvals and passage of the latest in a series of pandemic-related U.S. fiscal stimulus packages in
December helped to support the stock market rally into the new year. A strong risk-on rally ensued, particularly in areas of the market that had been hard hit by the pandemic, such as travel and leisure names.
In 2021, equity strength rotated out of technology and growth stocks benefiting from the pandemic into COVID-19-sensitive
sectors of the market, which had previously lagged, as well as cyclical and value-oriented areas of the market on the theory that these sectors were offering more attractive valuations and would benefit most from economic reopening. The Index continued to gain ground despite increasing inflationary pressures, weakening consumer confidence, disappointing employment numbers and
the spread of the Delta variant of the virus. Stocks dipped
in September as U.S. economic growth showed evidence of
slowing, and the U.S. Federal Reserve (the “Fed”) raised its inflation estimates while stating its intention to begin tapering its quantitative easing program in November. However, equities rebounded in October as a majority of companies reported
better-than-expected earnings. By the end of the period, the
Index had once more reached new record territory. For the
period as a whole, mid-cap stocks tended to outperform their large-cap counterparts.
Energy and Financials Lead the Market
Oil and gas prices soared during the period in response to
increasing demand from economic reopenings and pandemic-
related supply bottlenecks. Most energy stocks benefited, with the sector leading the Index higher. Within financials, the next-best performing sector, banking profitability was supported by the steepening yield curve, rising interest rates, high levels of capital market trading and volatility, and increasing numbers of mergers and acquisitions. Information technology, the largest sector in the Index, also outperformed as a wide range of technology-
based products and services were increasingly integrated into corporate and daily life.
The weakest-performing sectors in the Index included utilities and consumer staples. Utilities were hurt by rising energy costs that many were unable to pass along to consumers due to regulatory constraints. Climate change-related extreme weather events in some areas, such as Texas, further undermined utility company profitability. Consumer staples companies faced increasing costs as supply-chain disruptions and rising inflationary pressures drove prices for agricultural products and industrial materials higher.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that equity markets are likely to face a number of headwinds in the coming months, making the
exceptionally strong returns of current reporting period less likely to be repeated in the near future. Increasing inflationary pressures, driven by strong demand and supply-chain disruptions, have increased the possibility that the Fed may soon taper its asset-buying program and eventually begin to raise interest rates, removing some support for equity markets and signaling a phase of slower economic growth. Mid-cap stocks have historically
been more vulnerable to economic slowdowns than larger-cap
issues. At the same time, we see no indications of an end to

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
the current growth cycle as global economies continue to reopen in the wake of the pandemic, potentially setting the stage for further market appreciation. As always, we continue to monitor factors that affect the fund’s investments.
November 15, 2021
1
DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE
MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should
note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.
ETFs trade like stocks, are subject to investment
risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition,
ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Morningstar, Inc. — The Morningstar
®
US Mid Cap Index
SM
is a float-adjusted,
market capitalization-weighted index that is designed to measure the performance of U.S.
mid-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S.
companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market
LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The index is composed of the securities of companies whose cumulative total market capitalization falls approximately between the bottom 10%-30% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2020, through October 31, 2021, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll, and Marlene Walker Smith, Portfolio Managers
Market and Fund Performance Overview
For the 12-month period ending October 31, 2021, the BNY
Mellon US Small Cap Core Equity ETF produced a net asset total return of 47.08%.
1
In comparison, the Morningstar
®
US Small
Cap Index
SM
(the “Index”), the fund’s benchmark, produced a
47.51% total return for the same period.
2,3
Small-cap equities rose during the reporting period, supported by government stimulus programs, accommodative central
bank policies, strong corporate earnings and improving investor sentiment as vaccines for the COVID-19 pandemic rolled out.
The difference in returns between the fund and the Index
resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar® US Small
Cap Index
SM
.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. small-
capitalization stocks. The index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the bottom
3%-10% of the remaining securities comprising the investable universe. The Index rebalances quarterly in March, June,
September and December, and reconstitutes semi-annually in
June and December.
Stocks Gain on Economic Growth and Government
Stimulus
Investor sentiment turned optimistic in November 2020 with the resolution in the U.S. presidential election and progress toward a
COVID-19 vaccine. Vaccine approvals and passage of the latest in a series of pandemic-related U.S. fiscal stimulus packages in
December helped to support the stock market rally into the new year. A strong risk-on rally ensued, particularly in areas of the market that had been hard hit by the pandemic, such as travel and leisure names. In 2021, equity strength rotated out of technology and growth stocks benefiting from the pandemic into COVID-
19-sensitive sectors of the market, which had previously lagged, as well as cyclical and value-oriented areas of the market on the theory that these sectors were offering more attractive valuations and would benefit most from economic reopening. Buoyed
by risk-on sentiment, small-cap stocks strongly outperformed larger-capitalization groups from the beginning of the period through mid-March 2021.
The Index continued to gain modest ground until summer,
when increasing inflationary pressures, weakening consumer
confidence, disappointing employment numbers, and the
spread of the Delta variant of the virus began to take a toll.
From mid-June through August, the Index trended lower even
as mid- and large-cap indices continued to climb. Stocks dipped broadly in September as U.S. economic growth showed evidence of slowing, and the U.S. Federal Reserve (the “Fed”) raised its inflation estimates while stating its intention to begin tapering its quantitative easing program in November. However, equity markets rebounded in October with small-cap stocks once
again outperforming as better-than-expected earnings reports bolstered investor sentiment. By the end of the reporting
period, the Index had once more reached new record territory, outperforming comparable mid- and large-cap indices for the
period as a whole.
Energy and Financials Lead the Market
Oil and gas prices soared during the period in response to
increasing demand from economic reopenings and pandemic-
related supply bottlenecks. Most energy stocks benefited, with the sector leading the Index higher. Within financials, the next-
best performing sector, banking profitability was supported by the steepening yield curve, rising interest rates, high levels of capital market trading and volatility, and increasing numbers of mergers and acquisitions. Information technology and industrials also outperformed, supported by broad economic growth.
The weakest-performing sectors in the Index included utilities and consumer staples. Utilities were hurt by rising energy costs that many were unable to pass along to consumers due to regulatory constraints. Climate change-related extreme weather events in some areas, such as Texas, further undermined utility company profitability. Consumer staples companies faced increasing costs as supply chain disruptions and rising inflationary pressures drove prices for agricultural products and industrial materials higher.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that equity markets are likely to face a number of headwinds in the coming months, making the
exceptionally strong returns of the current reporting period less likely to be repeated in the near future. Increasing inflationary pressures, driven by strong demand and supply-chain disruptions, have increased the possibility that the Fed may soon taper its asset-buying program and eventually begin to raise interest rates, removing some support for equity markets and signaling a phase

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
of slower economic growth. Small-cap stocks have historically been more vulnerable to economic slowdowns than larger-cap
issues. At the same time, we see no indications of an end to the current growth cycle as global economies continue to reopen in the wake of the pandemic, potentially setting the stage for further market appreciation. As always, we continue to monitor factors that affect the fund’s investments.
November 15, 2021
1
DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE
MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should
note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.
ETFs trade like stocks, are subject to investment
risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition,
ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Morningstar, Inc. — The Morningstar® US Small Cap Index
SM
is a float-
adjusted, market capitalization-weighted index that is designed to measure the performance of U.S. small-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs)
issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the bottom 3%-10% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
3
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2020, October 31, 2021, as provided by David
France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, Michael
Stoll, and Marlene Walker Smith, Portfolio Managers
Market and Fund Performance Overview
For the 12-month period ending October 31, 2021, the BNY
Mellon International Equity ETF produced a net asset total
return of 36.10%.
1
This compares with a 36.05% total return for
the fund’s benchmark, the Morningstar
®
Developed Markets ex-
US Large Cap Index
SM
(the “Index”), during the same period.
2,3
International equities rose during the reporting period,
supported by accommodative central bank policies, strong
corporate earnings and improving investor sentiment as vaccines for the COVID-19 pandemic rolled out. The difference in
returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in
Index results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar
®
Developed
Markets ex-US Large Cap Index
SM
, depositary receipts based on
securities comprising the Index, exchange-traded funds (ETFs)
providing exposure to such securities, and derivatives with
economic characteristics similar to such securities or the Index.
The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of developed
market (excluding the United States) large-capitalization stocks.
The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed market companies (excluding the United States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the
preceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
Stocks Gain on Economic Growth and Monetary
Policies
Investor sentiment turned optimistic in November 2020 with the resolution in the U.S. presidential election and progress toward a
COVID-19 vaccine. Vaccine approvals and passage of the latest in a series of pandemic-related U.S. fiscal stimulus packages in
December helped to support the stock market rally into the new year, as did continuing accommodative monetary policies from most central banks. A strong risk-on rally ensued, particularly in areas of the market that had been hard hit by the pandemic, such as travel and leisure names.
In 2021, equity strength rotated out of technology and growth stocks benefiting from the pandemic into COVID-19-sensitive
sectors of the market, which had previously lagged, as well as cyclical and value-oriented areas of the market on the theory that these sectors were offering more attractive valuations and would benefit most from economic reopening. The Index
continued to gain ground through mid-June despite increasing inflationary pressures and the spread of the Delta variant of the virus. However, waning risk-on sentiment began to take its toll, forcing international equity markets to trade sideways through the end of the reporting period even as U.S. equities continued
to advance. As a result, the Index lagged comparable U.S. indices for the period as a whole.
Western Europe Outperforms
From a regional perspective, Western European stocks generally outperformed those of most Asian nations. Throughout the
period, the European Union and the UK steadily ramped up
COVID-19 vaccination rates, making the region less susceptible to later waves of infection and allowing for greater levels of economic reopening. At the same time, the region’s central banks maintained accommodative monetary policies that supported
equity markets gains. Strong corporate financial reports further bolstered returns. The commodity-rich Canadian market also
outperformed due to rising prices for many of country’s exports, including oil, natural gas and lumber. Conversely, developed Asian markets generally underperformed the broader Index, although they produced positive absolute returns. Japanese equities
languished due to the long-standing structural problems of the country’s aging population and the economy’s anemic growth
rate. Hong Kong shares suffered from the country’s political and economic links to China, which experienced slowing economic
growth and upheaval in its real estate sector.
From a sector perspective, energy, financials and information technology led the international equity market’s gains.
Energy stocks rose as oil and gas prices soared in response to increasing demand from economic reopenings and pandemic-
related supply bottlenecks. Financial stocks benefited from
the steepening yield curve, rising interest rates, high levels of capital market trading and volatility, and increasing numbers of mergers and acquisitions. Information technology shares gained as a wide range of technology-based products and services were increasingly integrated into corporate and daily life. The weakest-
performing sectors included consumer staples, where input
prices for agricultural products and industrial materials rose in response to supply-chain disruptions and increasing inflationary pressures, and utilities, where company profits were hurt by rising energy costs.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that international equity markets are likely to face a number of headwinds in the coming months,
making the exceptionally strong returns of the current reporting

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
period less likely to be repeated in the near future. Increasing inflationary pressures and the possibility that central banks may reverse accommodative policies could remove some support for equity markets and signal a phase of slower economic growth.
On the other hand, we believe Europe is further from raising rates than the U.S. Federal Reserve, while recent political changes in Japan offer hope for improvements in investor sentiment.
More generally, we see no indications of an end to the current growth cycle as global economies continue to reopen in the wake of the pandemic, potentially setting the stage for further market appreciation. As always, we continue to monitor factors that affect the fund’s investments.
November 15, 2021
1
DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE
MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should
note that the fund’s short-term performance is highly unusual, in part due to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.
ETFs trade like stocks, are subject to investment
risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition,
ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Morningstar Inc. — The Morningstar
®
Developed Markets ex-US Large Cap
Index
SM
is a float-adjusted market capitalization weighted index designed to measure the performance of developed market (excluding the United States) large-capitalization stocks.
A country is considered developed if it meets the following criteria: (i) its annual per capita gross national income falls in the World Bank’s high-income category for the most recent three years; (ii) it has not had any broad-based discriminatory controls against non-domiciled investors for the most recent three years; and (iii) its stock markets exhibit the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed market companies (excluding the United
States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries.
Diversification cannot assure a profit or protect against loss.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2020, through October 31, 2021, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll, and Marlene Walker Smith, Portfolio Managers
Market and Fund Performance Overview
For the 12-month period ending October 31, 2021, the BNY
Mellon Emerging Markets Equity ETF produced a net asset total return of 14.61%.
1
In comparison, the Morningstar
®
Emerging
Markets Large Cap Index
SM
(the “Index”), the fund’s benchmark,
returned 15.32% for the same period.
2,3
Emerging markets rose during the reporting period, supported by accommodative central bank policies, strong corporate earnings and improving investor sentiment as vaccines for the COVID-19 pandemic rolled out. The difference in returns between the fund and the Index resulted primarily from transaction costs and
operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Morningstar
®
Emerging Markets
Large Cap Index
SM
, depositary receipts based on securities
comprising the Index, exchange-traded funds (ETFs) providing exposure to such securities, and derivatives with economic
characteristics similar to such securities or the Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted, market-capitalization weighted
Index designed to measure the performance of emerging-
market, large-capitalization stocks. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts
(REITs)), issued by emerging-market companies and traded
on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the pre-
ceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
Chinese Economic Slowdown Limits Gains
Investor sentiment turned optimistic in November 2020 with the resolution in the U.S. presidential election and progress toward a
COVID-19 vaccine. Vaccine approvals and passage of the latest in a series of pandemic-related U.S. fiscal stimulus packages in
December helped to support the stock market rally into the new year, as did continuing accommodative monetary policies from most central banks. A strong risk-on rally ensued, particularly in areas of the market that had been hard hit by the pandemic, such as travel and leisure names, with emerging- market equities generally keeping pace with other global equities.
The positive sentiment carried over into the new year, and
emerging markets initially made relatively strong gains, owing in large part to the strength of Chinese economic data. However, toward the end of February 2021, equity markets experienced a sell-off as expectations for global growth and inflation caused government bond yields to rise aggressively. The weakness
was exacerbated in the summer when the vast Chinese market
suffered a contraction as the country’s economic growth slowed under pressure from intrusive government regulation in the
information technology sector, isolated but troubling waves
of COVID-19 infections, and financial turmoil in the Chinese real estate sector. Although some emerging markets continued
to rise during the remainder of the reporting period, Asian
markets broadly declined due to their economic links with China, dragging the overall Index lower. By October 31, 2021, the Index had given up roughly 50% of the gains it had achieved in the first three months of the period.
India and Russia Outperform
The greatest gains and most significant losses within emerging markets hinged on idiosyncratic country dynamics, with several individual country markets experiencing volatile shifts in
direction. The Indian market started the period on a strong note supported by central bank accommodation and positive steps
toward economic reopening. The country experienced a severe
second wave of COVID-19 infections in the spring, which drove stocks lower from mid-March to mid-April 2021. However, an
aggressive vaccination campaign quickly got the pandemic under control, setting the stage for a strong market rebound during the second half of the period. Led by strength in several industries and sectors—including financials, infrastructure-related
companies, health care firms and information technology—
India’s market outperformed other emerging markets, as well
as most developed-country equity markets. Russia, another top performer, benefited from rising oil and gas prices, and the opening of the new Nord Stream natural gas pipeline system to
Europe, increasing Russian export volumes along with its ability to set prices. Saudi Arabia, another petroleum exporter, also outperformed. The Brazilian market proved extremely volatile as the commodity-rich nation struggled with political instability, high inflation levels and a weak public health response to the pandemic. However, by October 2021, Brazil seemed to have
turned the corner on the virus, and the country’s equities market ended the period in line with the Index.
As mentioned earlier, the most significantly underperforming emerging market was China, followed by the markets of other
Asian countries feeling the spillover effects of China’s economic difficulties. Chinese shares ended the period in negative territory.
While other Asian markets generally fared better, all suffered late-
period declines in connection with China’s economic difficulties.
Notably, the South Korean market, which had outperformed
most other markets earlier in the period, lost an appreciable percentage of its earlier gains by the end of the period.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that emerging-market equities are

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
likely to face a number of headwinds in the coming months. It remains an open question how much further Chinese regulatory authorities are willing to tighten the screws on their economy, whether they may expand the regulatory crackdown into new
areas, and if they will step in and bail out the country’s debt-
burdened real estate sector. Geopolitical tensions between
China and the West over Taiwan could put further pressure
on equities. More broadly, rising interest rates and less bullish investor sentiment in the developed world could cause capital to shift out of emerging markets into traditionally safer harbors.
On the positive side, global growth remains strong as economies continue to reopen in the wake of the pandemic, potentially
setting the stage for further market appreciation. As always, we continue to monitor factors that affect the fund’s investments.
November 15, 2021
1
DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE
MAY BE DIFFERENT THAN THE FIGURES SHOWN.
ETFs trade like
stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the
ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon ETF Investment Adviser,
LLC pursuant to an agreement in effect through March 1, 2022, at which time it may be extended, modified or terminated.
2
Source: Morningstar Inc. — The Morningstar
®
Emerging Markets Large Cap Index is
a float-adjusted, market- capitalization weighted index designed to measure the performance of emerging market, large-capitalization stocks. A country is considered emerging if: (i) its annual per capita gross national income does not fall in the World Bank’s high income category for the most recent three years; (ii) it has had broad-based discriminatory controls against non-domiciled investors during the most recent three years; and (iii) its stock markets do not exhibit any of the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by emerging market companies and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2020 through October 31, 2021, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA, Portfolio
Managers
Market and Fund Performance Overview
For the 12-month period ended October 31, 2021, the BNY
Mellon Core Bond ETF produced a net asset total return of
-0.41%.
1
In comparison, the Bloomberg US Aggregate Total
Return Index (the “Index”) achieved a total return of -0.48% for the same period.
2,3
Investment-grade, US fixed-income securities produced negative returns over the reporting period in an environment of rising rates and economic recovery. Because the fund cannot hold all of the securities in the Index, the difference in returns between the fund and the Index is due primarily to sampling risk, the choice of securities selected to replicate the Index’s performance.
The Fund’s Investment Approach
To pursue its goal, the fund normally invests substantially all of its assets in bonds comprising the Index and TBA transactions representing bonds included in the Index. The Index is designed to measure the investment grade, U.S. dollar-denominated,
fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-
backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency) and
other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For
mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-
backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of $25 million.
To be included in the Index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of
Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S.
dollar-denominated bonds issued by foreign issuers. Securities in the index are updated on the last business day of each month.
The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Under normal circumstances, in seeking to track the Index's
performance, the fund generally purchases a representative
sample of the securities comprising the Index. By using a
sampling process, the fund typically will not invest in all of the securities in the Index. The fund may also fully replicate the
Index when determined to be in the best interest of the fund in pursuing its objective.
Economic Recovery, Inflation and Tapering
Concerns Weigh on the Market
Fixed-income markets posted a negative performance during
the reporting period, which was driven by intermittent concerns about the pandemic, worries about inflation and questions about when the Federal Reserve (the “Fed”) would begin tapering its bond purchases. Losses were largely due to yield-curve steepening at the long end of the curve.
With the approval of COVID-19 vaccines early in November
2020, investors exhibited an increased risk appetite. As investors shifted to risk assets, prices on longer Treasury securities fell, causing yields to rise. In addition, the Fed remained dovish, leaving short-term interest rates unchanged and continuing its bond purchasing program.
In 2021, risk appetites remained strong with the passage of an additional $1.9 trillion federal stimulus and a proposal for $2.3 trillion more to come. The Fed also remained accommodative
and was expected to remain so through at least the end of the year. As a result, the Treasury yield curve experienced continued
steepening on expectations of robust economic growth.
The combination of increased fiscal stimulus and easy monetary policy led to some rising concerns about inflation and questions about whether the Fed would begin to reduce its bond purchases sooner than expected. These concerns also contributed further to the yield-curve steepening, and the yield on the 10-year
Treasury note hit a high of 1.74%, while the Index experienced a loss of 3.37%.
In the second quarter of 2021, the Fed calmed the market,
signaling that it would not be tapering its bond purchase program in the near term. It also termed the rise in inflation as “transitory”
and therefore not a concern to fixed-income investors. The Delta variant of COVID-19 also emerged, casting some doubt on the
pace of economic recovery.
In the third quarter of 2021, returns in the fixed-income market were muted. Inflation remained a focus as investors tried to determine whether the higher inflation rate was indeed going to be “transitory” as the Fed termed it. Supply-chain issues emerged as a threat to the economy and as a driver of higher prices. The stability of the global economy also came into question with the financial difficulties of Evergrande, a Chinese real estate developer. In the U.S., concerns about whether the debt ceiling would be raised by Congress also factored into the market
environment.
The Fed met seven times during the period and left rates
unchanged. While it did not taper its purchases of Treasury and mortgage securities, it announced shortly after the reporting period that it would begin to do so.
Treasuries Lead Market Lower
The Index posted weak results during the period, led by
Treasuries, which make up approximately 38% of the Index.
Treasuries posted a loss of -2.45% as a result of the large run-up

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
in yields. This rise stemmed from the increase in risk appetite that led investors into other segments of the fixed-income
market and other risk assets. Concerns about inflation and the beginning of the Fed’s tapering program also helped drive rates
up. Mortgage-backed securities were also a drag on performance, underperforming duration neutral Treasuries despite ongoing
Fed purchases.
On the other hand, other spread sectors of the market performed relatively well. Corporate bonds outperformed duration neutral
Treasuries by 499 bps, led in particular by the financial sector. The industrial sector also performed well, and within this sector, the energy industry led the way, driven in part by inflation concerns.
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
November 15, 2021
1
Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser,
Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Lipper Inc. — The Bloomberg US Aggregate Total Return Index is designed to measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
The index includes Treasuries, government-related and corporate securities, mortgage-
backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities
(agency and non-agency) and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million.
Commercial mortgage-backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of $25 million. To be included in the index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The index may include U.S. dollar-
denominated bonds issued by foreign issuers.
3
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and shall not be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein. Investors cannot invest directly in any index.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of fund shares.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2020 through October 31, 2021, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA, Portfolio
Managers
Market and Fund Performance Overview
For the 12-month period ended October 31, 2021, the BNY
Mellon Short Duration Corporate Bond ETF produced a net
asset total return of 0.49%.
1
In comparison, the Bloomberg
US Corporate Bond 1-5 Year Total Return Index (the “Index”)
achieved a total return of 0.64% for the same period.
2,3
Short-term, investment-grade securities produced modestly
positive returns over the reporting period, in an environment of rising long-term rates and economic recovery. The difference in returns between the fund and the Index was primarily the result of operating expenses that are not reflected in the Index’s results as well as security selection.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in bonds comprising the Index. For bonds, “duration” refers to an investment’s “interest-rate risk,” or how sensitive a bond may be to changes in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same security would be expected to increase
3% if interest rates fell 1%.
The Index is designed to measure the market for investment-
grade, U.S. dollar-denominated, fixed-rate, taxable corporate bonds with one to five years left to maturity. To be included in the Index, securities must have $300 million or more par amount outstanding and be rated investment grade (Baa3/BBB-/BBB
or higher) using the middle rating of Moody’s, S&P and Fitch.
When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the
Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Economic Recovery, Inflation and Tapering
Concerns Weigh on the Market
Fixed-income markets posted a negative performance during
the reporting period, which was driven by intermittent concerns about the pandemic, worries about inflation and questions about when the Federal Reserve (the “Fed”) would begin tapering its bond purchases. Losses were largely due to yield-curve steepening at the long end of the curve.
With the approval of COVID-19 vaccines early in November
2020, investors exhibited an increased risk appetite. As investors shifted to risk assets, prices on longer Treasury securities fell, causing yields to rise. In addition, the Fed remained dovish, leaving short-term interest rates unchanged and continuing its bond purchasing program.
In 2021, risk appetites remained strong with the passage of an additional $1.9 trillion federal stimulus and a proposal for $2.3 trillion more to come. The Fed also remained accommodative
and was expected to remain so through at least the end of the year. As a result, the Treasury yield curve experienced continued
steepening on expectations of robust economic growth.
The combination of increased fiscal stimulus and easy monetary policy led to some rising concerns about inflation and questions about whether the Fed would begin to reduce its bond purchases sooner than expected. These concerns also contributed further to the yield-curve steepening, and the yield on the 10-year
Treasury note hit a high of 1.74%, while the Index experienced a loss of 3.37%.
In the second quarter of 2021, the Fed calmed the market,
signaling that it would not be tapering its bond purchase program in the near term. It also termed the rise in inflation as “transitory”
and therefore not a concern to fixed-income investors. The Delta variant of COVID-19 also emerged, casting some doubt on the
pace of economic recovery.
In the third quarter of 2021, returns in the fixed-income market were muted. Inflation remained a focus as investors tried to determine whether the higher inflation rate was indeed going to be “transitory” as the Fed termed it. Supply-chain issues emerged as a threat to the economy and as a driver of higher prices. The stability of the global economy also came into question with the financial difficulties of Evergrande, a Chinese real estate developer. In the U.S., concerns about whether the debt ceiling would be raised by Congress also factored into the market
environment.
The Fed met seven times during the period and left rates
unchanged. While it did not taper its purchases of Treasury and mortgage securities, it announced shortly after the reporting period that it would begin to do so.
Financial and Industrial Sectors Bolster Results
The performance of this fund relative to the broader fixed-
income market was helped primarily by the lack of Treasury
securities in the Index. In addition, the increase in investors’
risk appetites benefited corporate sectors of the market, and the fund’s shorter duration also protected it from the rise in longer-
term rates.
All sectors of the shorter-term, corporate market posted positive returns. The finance sector led all others, followed by the
industrial sector. Within the industrial sector, the energy industry led, benefiting from inflation concerns. The utilities sector was the worst-performing sector, with the natural gas segment lagging most.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
November 15, 2021
1
Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the
ETF's per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF's shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: FactSet — Bloomberg US Corporate 1-5 Years Total Return Index is designed to measure the market for investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate bonds with one to five years left to maturity. To be included in the index, securities must have $300 million or more par amount outstanding and be rated investment grade
(Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch.
When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
3
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of fund shares.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2020 through October 31, 2021, as provided by Paul Benson, CFA, CAIA, Manuel Hayes and Stephanie
Shu, CFA, Portfolio Managers
Market and Fund Performance Overview
For the 12-month period ended October 31, 2021, the BNY
Mellon High Yield Beta ETF produced a net asset total return of 10.27%.
1
In comparison, the Bloomberg US Corporate High
Yield Total Return Index (the “Index”) achieved a total return of
10.53% for the same period.
2,3
U.S. high yield securities produced positive returns over the reporting period, in an environment of economic recovery.
The difference in returns between the fund and the Index was primarily the result of operating expenses that are not reflected in the Index’s results.
The Fund’s Investment Approach
The fund uses a rules-based, systematic investment strategy that seeks to track an index designed to measure the performance
of the high yield bond market. To pursue its goal, the fund
normally invests substantially all, but at least 80%, of its assets in bonds comprising the Bloomberg US Corporate High Yield
Total Return Index and derivatives with economic characteristics similar to such bonds or the Index. The fund’s derivatives
investments may include credit default swap indexes, total return swaps, structured notes and futures.
The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market.
Bonds included in the Index must have $150 million or more
par amount outstanding and at least one year until final maturity.
Bonds are classified as high yield if the middle rating of Moody’s,
Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from
only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign
issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Economic Recovery, Inflation and Tapering
Concerns Weigh on the Bond Market
The Bloomberg U.S. Aggregate Index, which represents the entire market, posted a negative performance during the reporting
period, which was driven by intermittent concerns about the
pandemic, worries about inflation and questions about when
the Federal Reserve (the “Fed”) would begin tapering its bond purchases. Losses were largely due to yield-curve steepening at the long end of the curve. The U.S. high-yield market, however, posted a gain of 10.53%.
With the approval of COVID-19 vaccines early in November
2020, investors exhibited an increased risk appetite. As investors shifted to risk assets, prices on longer Treasury securities fell, causing yields to rise. In addition, the Fed remained dovish, leaving short-term interest rates unchanged and continuing its bond purchasing program.
In 2021, risk appetites remained strong with the passage of an additional $1.9 trillion federal stimulus and a proposal for $2.3 trillion more to come. The Fed also remained accommodative
and was expected to remain so through at least the end of the year. As a result, the Treasury yield curve experienced continued
steepening on expectations of robust economic growth.
The combination of increased fiscal stimulus and easy monetary policy led to some rising concerns about inflation and questions about whether the Fed would begin to reduce its bond purchases sooner than expected. These concerns also contributed further to the yield-curve steepening, and the yield on the 10-year Treasury note hit a high of 1.74%, while the Bloomberg U.S. Aggregate
Index experienced a loss of 3.37% during the quarter.
In the second quarter of 2021, the Fed calmed the market,
signaling that it would not be tapering its bond purchase program in the near term. It also termed the rise in inflation as “transitory”
and therefore not a concern to fixed-income investors. The Delta variant of COVID-19 also emerged, casting some doubt on the
pace of economic recovery.
In the third quarter of 2021, returns in the fixed-income market were muted. Inflation remained a focus as investors tried to determine whether the higher inflation rate was indeed going to be “transitory” as the Fed termed it. Supply-chain issues emerged as a threat to the economy and as a driver of higher prices. The stability of the global economy also came into question with the financial difficulties of Evergrande, a Chinese real estate developer. In the U.S., concerns about whether the debt ceiling would be raised by Congress also factored into the market
environment.
The Fed met seven times during the period and left rates
unchanged. While it did not taper its purchases of Treasury and mortgage securities, it announced shortly after the reporting period that it would begin to do so.
Returns Bolstered by Economic Prospects
The Index produced a return of 10.53% for the 12-month
period ended October 31, 2021. This highly diversified index outperformed the more concentrated Bloomberg U.S. High
Yield Very Liquid Index and the iBoxx USD Liquid High Yield
Index, which gained 9.22% and 9.09%, respectively.
The fund was able to approximately match the performance of
the Index during this period due to its practice of maintaining a beta of 1.0 versus the Index. The ETF’s slight underperformance was primarily caused by a defensive underweight to the lower-
quality issuers (most notably in energy), which rallied as investors were in a “risk-on” mood. Participation in new issue concessions and a modest preference for “fallen angel” bonds offset some losses.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
November 15, 2021
1
Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the
ETF's per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF's shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source:FactSet — The Bloomberg US Corporate High Yield Total Return Index
is designed to measure the U. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the
Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers.
3
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with the BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the Index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the Index or any data included therein. Investors cannot invest directly in any index.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds involve increased credit and liquidity risk than higher rated bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor Index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of fund shares.

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon US Large Cap Core Equity ETF with a hypothetical investment of $10,000 in the Morningstar®
US Large Cap Index
SM
(the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon US Large Cap Core Equity ETF on 4/7/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index that is designed to measure the performance of U.S. large-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by
U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top 70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2021
Inception Date 1 Year From Inception
BNY Mellon US Large Cap Core Equity ETF
NAV Return 4/7/20 42.08% 77.26%
Market Price Return 4/7/20 42.42% 77.32%
Morningstar
®
US Large Cap Index
SM
4/7/20 42.15% 77.49%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon US Mid Cap Core Equity ETF with a hypothetical investment of $10,000 in the Morningstar® US
Mid Cap Index
SM
(the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon US Mid Cap Core Equity ETF on 4/7/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index that is designed to measure the performance of U.S. mid-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by
U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25%
liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization falls approximately between the bottom 10%-30% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2021
Inception Date 1 Year From Inception
BNY Mellon US Mid Cap Core Equity ETF
NAV Return 4/7/20 44.87% 91.62%
Market Price Return 4/7/20 45.23% 91.77%
Morningstar
®
US Mid Cap Index
SM
4/7/20 45.36% 92.45%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon US Small Cap Core Equity ETF with a hypothetical investment of $10,000 in the Morningstar®
US Small Cap Index
SM
(the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon US Small Cap Core Equity ETF on 4/7/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index designed to measure the performance of U.S. small-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by
U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the bottom 3%-10% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2021
Inception Date 1 Year From Inception
BNY Mellon US Small Cap Core Equity ETF
NAV Return 4/7/20 47.08% 99.02%
Market Price Return 4/7/20 47.59% 99.26%
Morningstar
®
US Small Cap Index
SM
4/7/20 47.51% 99.49%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon International Equity ETF with a hypothetical investment of $10,000 in the Morningstar®
Developed Markets ex-US Large Cap Index
SM
(the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon International Equity ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index designed to measure the performance of developed market (excluding the United States) large-capitalization stocks. A country is considered developed if it meets the following criteria: (i) its annual per capita gross national income falls in the World Bank’s high-income category for the most recent three years; (ii) it has not had any broad-based discriminatory controls against non-domiciled investors for the most recent three years; and (iii) its stock markets exhibit the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed market companies (excluding the
United States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-
trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has 30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom 25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2021
Inception Date 1 Year From Inception
BNY Mellon International Equity ETF
NAV Return 4/22/20 36.10% 54.57%
Market Price Return 4/22/20 35.52% 55.43%
Morningstar
®
Developed Markets ex-US Large Cap Index
SM
4/22/20 36.05% 54.29%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Emerging Markets Equity ETF with a hypothetical investment of $10,000 in the Morningstar® Emerging
Markets Large Cap Index
SM
(the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Emerging Markets Equity ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index designed to measure the performance of emerging market large-capitalization stocks. A country is considered emerging if: (i) its annual per capita gross national income does not fall in the World Bank’s high-income category for the most recent three years; (ii) it has had broad-based discriminatory controls against non-domiciled investors during the most recent three years; and (iii) its stock markets do not exhibit any of the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities
(including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by emerging market companies and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has 30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom 25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the
Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2021
Inception Date 1 Year From Inception
BNY Mellon Emerging Markets Equity ETF
NAV Return 4/22/20 14.61% 45.00%
Market Price Return 4/22/20 13.83% 45.06%
Morningstar
®
Emerging Markets Large Cap Index
SM
4/22/20 15.32% 46.40%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon Core Bond ETF with a hypothetical investment of $10,000 in the Bloomberg US Aggregate Bond
Index (the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Core Bond ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is designed to measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency) and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding.
For mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of
$25 million. To be included in the Index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is noy affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2021
Inception Date 1 Year From Inception
BNY Mellon Core Bond ETF
NAV Return 4/22/20 (0.41)% 0.89%
Market Price Return 4/22/20 (0.38)% 0.95%
Bloomberg US Aggregate Total Return Index 4/22/20 (0.48)% 0.93%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon Short Duration Corporate Bond ETF with a hypothetical investment of $10,000 in the Bloomberg
US Corporate 1-5 Years Total Return Index (the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Short Duration Corporate Bond ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is designed to measure the market for investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate bonds with one to five years left to maturity. To be included in the Index, securities must have $300 million or more par amount outstanding and be rated investment grade
(Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2021
Inception Date 1 Year From Inception
BNY Mellon Short Duration Corporate Bond ETF
NAV Return 4/22/20 0.49% 4.46%
Market Price Return 4/22/20 0.44% 4.50%
Bloomberg US Corporate 1-5 Years Total Return Index 4/22/20 0.64% 4.74%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon High Yield Beta ETF with a hypothetical investment of $10,000 in the Bloomberg US Corporate
High Yield Total Return Index (the “Index”)
† Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon High Yield Beta ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2021
Inception Date 1 Year From Inception
BNY Mellon High Yield Beta ETF
NAV Return 4/22/20 10.27% 22.33%
Market Price Return 4/22/20 10.25% 22.34%
Bloomberg US Corporate High Yield Total Return Index 4/22/20 10.53% 23.04%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of a fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2021.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2021. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365.
For the six months ended October 31, 2021
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon US Large Cap Core Equity ETF 1,000.00 1,000.00 1,114.40 1,025.21 0.00 0.00 0.00
BNY Mellon US Mid Cap Core Equity ETF 1,000.00 1,000.00 1,079.00 1,025.00 0.21 0.20 0.04
BNY Mellon US Small Cap Core Equity ETF 1,000.00 1,000.00 1,009.50 1,025.00 0.20 0.20 0.04
BNY Mellon International Equity ETF 1,000.00 1,000.00 1,053.60 1,025.00 0.21 0.20 0.04
BNY Mellon Emerging Markets Equity ETF 1,000.00 1,000.00 942.10 1,024.65 0.54 0.56 0.11
BNY Mellon Core Bond ETF 1,000.00 1,000.00 1,010.60 1,025.21 0.00 0.00 0.00
BNY Mellon Short Duration Corporate Bond ETF 1,000.00 1,000.00 997.80 1,024.90 0.30 0.31 0.06
BNY Mellon High Yield Beta ETF 1,000.00 1,000.00 1,022.40 1,024.10 1.12 1.12 0.22

STATEMENT OF INVESTMENTS
October 31, 2021
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 12.3%
Activision Blizzard, Inc. 8,747 683,928
Alphabet, Inc., Class A
(a)
3,461 10,247,744
Alphabet, Inc., Class C
(a)
3,239 9,604,963
AT&T, Inc. 80,971 2,045,327
Charter Communications, Inc., Class A
(a)(b)
1,458 983,990
Comcast Corp., Class A 52,447 2,697,349
Electronic Arts, Inc. 3,273 459,038
Liberty Broadband Corp., Class A
(a)
279 44,855
Liberty Broadband Corp., Class C
(a)
1,674 271,941
Match Group, Inc.
(a)
3,216 484,909
Meta Platforms, Inc., Class A
(a)
27,522 8,905,294
Netflix, Inc.
(a)
5,090 3,513,678
Roku, Inc., Class A
(a)
1,236 376,856
Snap, Inc., Class A
(a)
9,399 494,199
T-Mobile US, Inc.
(a)
6,181 711,000
Twitter, Inc.
(a)
9,546 511,093
Verizon Communications, Inc. 47,099 2,495,776
Walt Disney Co. (The)
(a)
20,866 3,527,815
48,059,755
Consumer Discretionary – 13.0%
Amazon.com, Inc.
(a)
5,009 16,892,502
Aptiv PLC
(a)
3,082 532,847
Booking Holdings, Inc.
(a)
472 1,142,608
Chipotle Mexican Grill, Inc., Class A
(a)
322 572,848
Dollar General Corp. 2,861 633,769
DoorDash , Inc., Class A
(a)
1,727 336,420
eBay, Inc. 7,233 554,916
Ford Motor Co.
(a)
45,049 769,437
General Motors Co.
(a)
16,661 906,858
Home Depot, Inc. (The) 12,208 4,538,202
Las Vegas Sands Corp.
(a)
684 26,546
Lowe's Cos., Inc. 8,276 1,935,094
Lucid Group, Inc.
(a)(b)
6,781 250,829
Lululemon Athletica , Inc.
(a)
1,370 638,434
Marriott International, Inc., Class A
(a)
3,220 515,264
McDonald's Corp. 9,386 2,304,732
MercadoLibre , Inc.
(a)
463 685,712
Nike, Inc., Class B 14,908 2,493,959
O'Reilly Automotive, Inc.
(a)
783 487,277
Ross Stores, Inc. 4,273 483,704
Starbucks Corp. 13,621 1,444,780
Target Corp. 5,733 1,488,401
Tesla, Inc.
(a)
9,459 10,537,326
TJX Cos., Inc. (The) 13,672 895,379
51,067,844
Consumer Staples – 5.7%
Altria Group, Inc. 21,793 961,289
Coca-Cola Co. (The) 44,450 2,505,647
Colgate-Palmolive Co. 9,534 726,395
Constellation Brands, Inc., Class A 1,944 421,479
Costco Wholesale Corp. 5,068 2,491,125
Estee Lauder Cos., Inc. (The), Class A 2,680 869,204
General Mills, Inc. 7,229 446,752
Keurig Dr Pepper, Inc. 8,331 300,666
Kimberly-Clark Corp. 4,052 524,693
Kraft Heinz Co. (The) 7,560 271,328
Mondelez International, Inc., Class A 15,909 966,313
Monster Beverage Corp.
(a)
4,475 380,375
PepsiCo, Inc. 16,127 2,606,123
Philip Morris International, Inc. 17,794 1,682,245
Procter & Gamble Co. (The) 27,593 3,945,523
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Staples – 5.7% (continued)
SYSCO Corp. 6,075 467,168
Walgreens Boots Alliance, Inc. 8,594 404,090
Walmart, Inc. 16,735 2,500,544
22,470,959
Energy – 2.1%
Chevron Corp. 22,395 2,564,003
ConocoPhillips 15,616 1,163,236
EOG Resources, Inc. 6,834 631,872
Exxon Mobil Corp. 48,561 3,130,728
Kinder Morgan, Inc. 22,243 372,570
Schlumberger NV 15,966 515,063
8,377,472
Financials – 11.3%
Allstate Corp. (The) 3,577 442,368
American Express Co. 7,396 1,285,277
American International Group, Inc. 10,328 610,281
Aon PLC, Class A 2,601 832,112
Bank of America Corp. 86,243 4,120,690
Bank of New York Mellon Corp. (The) 9,668 572,346
Berkshire Hathaway, Inc., Class B
(a)
21,237 6,095,231
BlackRock, Inc., Class A 1,639 1,546,331
Blackstone, Inc., Class A 7,942 1,099,332
Capital One Financial Corp. 5,123 773,727
Charles Schwab Corp. (The) 17,577 1,441,841
Chubb Ltd. 4,857 948,961
Citigroup, Inc. 23,100 1,597,596
CME Group, Inc., Class A 4,149 915,062
Goldman Sachs Group, Inc. (The) 3,875 1,601,731
Intercontinental Exchange, Inc. 6,678 924,636
JPMorgan Chase & Co. 34,145 5,800,894
Marsh & McLennan Cos., Inc. 5,870 979,116
MetLife, Inc. 8,565 537,882
Moody's Corp. 1,861 752,123
Morgan Stanley 16,974 1,744,588
MSCI, Inc., Class A 954 634,295
PNC Financial Services Group, Inc. (The) 4,923 1,038,901
Progressive Corp. (The) 6,830 648,030
Prudential Financial, Inc. 4,590 505,129
S&P Global, Inc. 2,779 1,317,691
T Rowe Price Group, Inc. 2,618 567,792
Travelers Cos., Inc. (The) 2,817 453,199
Truist Financial Corp. 15,544 986,578
US Bancorp 15,358 927,162
Wells Fargo & Co. 46,819 2,395,260
44,096,162
Health Care – 13.2%
Abbott Laboratories 20,178 2,600,742
AbbVie, Inc. 20,060 2,300,280
Agilent Technologies, Inc. 3,440 541,766
Align Technology, Inc.
(a)
834 520,725
Amgen, Inc. 6,527 1,350,893
Anthem, Inc. 2,827 1,230,112
Baxter International, Inc. 6,003 473,997
Becton, Dickinson & Co. 3,286 787,293
Biogen, Inc.
(a)
1,699 453,089
Boston Scientific Corp.
(a)
15,874 684,646
Bristol-Myers Squibb Co. 25,476 1,487,798
Centene Corp.
(a)
6,719 478,662
Cigna Corp. 3,882 829,234
CVS Health Corp. 14,981 1,337,504
Danaher Corp. 7,289 2,272,492

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 13.2% (continued)
Edwards Lifesciences Corp.
(a)
7,201 862,824
Eli Lilly & Co. 9,298 2,368,758
Gilead Sciences, Inc. 14,277 926,292
HCA Healthcare, Inc. 2,844 712,308
Humana, Inc. 1,497 693,351
IDEXX Laboratories, Inc.
(a)
981 653,483
Illumina, Inc.
(a)
1,685 699,376
Intuitive Surgical, Inc.
(a)
4,107 1,483,161
IQVIA Holdings, Inc.
(a)
2,186 571,464
Johnson & Johnson 30,231 4,924,025
Medtronic PLC 15,185 1,820,074
Merck & Co., Inc. 29,459 2,593,865
Moderna , Inc.
(a)
3,465 1,196,153
Pfizer, Inc. 64,947 2,840,782
Regeneron Pharmaceuticals, Inc.
(a)
1,201 768,568
Stryker Corp. 3,863 1,027,828
Thermo Fisher Scientific, Inc. 4,520 2,861,476
UnitedHealth Group, Inc. 11,018 5,073,458
Veeva Systems, Inc., Class A
(a)
1,606 509,118
Vertex Pharmaceuticals, Inc.
(a)
2,417 446,976
Zoetis, Inc., Class A 5,413 1,170,291
51,552,864
Industrials – 6.6%
3M Co. 6,812 1,217,169
Boeing Co. (The)
(a)
6,349 1,314,434
Carrier Global Corp. 10,254 535,566
Caterpillar, Inc. 6,318 1,288,935
Cintas Corp. 1,026 444,361
CSX Corp. 25,674 928,629
Cummins, Inc. 1,710 410,126
Deere & Co. 3,275 1,121,065
Eaton Corp. PLC 4,440 731,534
Emerson Electric Co. 7,183 696,823
FedEx Corp. 2,313 544,781
General Dynamics Corp. 2,635 534,246
General Electric Co. 13,310 1,395,820
Honeywell International, Inc. 8,098 1,770,385
IHS Markit Ltd. 4,528 591,900
Illinois Tool Works, Inc. 3,269 744,907
Johnson Controls International PLC 7,954 583,585
L3Harris Technologies, Inc. 2,286 527,015
Lockheed Martin Corp. 2,812 934,484
Norfolk Southern Corp. 2,862 838,709
Northrop Grumman Corp. 1,724 615,847
Parker-Hannifin Corp. 1,493 442,809
Raytheon Technologies Corp. 17,041 1,514,263
Roper Technologies, Inc. 1,223 596,665
Trane Technologies PLC 2,763 499,910
Uber Technologies, Inc.
(a)
14,343 628,510
Union Pacific Corp. 7,516 1,814,362
United Parcel Service, Inc., Class B 8,202 1,750,881
Waste Management, Inc. 4,665 747,473
25,765,194
Information Technology – 30.7%
Accenture PLC, Class A 7,284 2,613,426
Adobe, Inc.
(a)
5,480 3,563,973
Advanced Micro Devices, Inc.
(a)
13,836 1,663,502
Amphenol Corp., Class A 7,226 554,740
Analog Devices, Inc. 6,254 1,085,006
Apple, Inc. 180,308 27,010,138
Applied Materials, Inc. 10,861 1,484,156
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 30.7% (continued)
Autodesk, Inc.
(a)
2,534 804,824
Automatic Data Processing, Inc. 4,845 1,087,654
Broadcom, Inc. 4,867 2,587,638
Cisco Systems, Inc. 47,684 2,668,873
Cognizant Technology Solutions Corp., Class A 6,356 496,340
Crowdstrike Holdings, Inc., Class A
(a)
2,301 648,422
DocuSign, Inc., Class A
(a)
2,250 626,152
Fidelity National Information Services, Inc. 6,368 705,192
Fiserv, Inc.
(a)
7,099 699,181
Global Payments, Inc. 2,148 307,143
HP, Inc. 13,708 415,764
Intel Corp. 42,465 2,080,785
International Business Machines Corp. 10,345 1,294,159
Intuit, Inc. 3,158 1,976,876
KLA Corp. 1,740 648,602
LAM Research Corp. 1,652 931,018
Mastercard , Inc., Class A 10,017 3,360,904
Microchip Technology, Inc. 6,245 462,692
Micron Technology, Inc. 10,082 696,666
Microsoft Corp. 86,202 28,586,307
NVIDIA Corp. 28,670 7,330,059
NXP Semiconductors NV 3,193 641,346
Oracle Corp. 19,156 1,837,827
Palantir Technologies, Inc., Class A
(a)
17,979 465,297
PayPal Holdings, Inc.
(a)
13,407 3,118,334
QUALCOMM, Inc. 12,858 1,710,628
salesforce.com, Inc.
(a)
11,985 3,591,785
ServiceNow , Inc.
(a)
2,276 1,588,102
Snowflake, Inc., Class A
(a)
2,606 922,107
Square, Inc., Class A
(a)(b)
4,566 1,162,047
Synopsys, Inc.
(a)
1,780 593,060
TE Connectivity Ltd. 3,917 571,882
Texas Instruments, Inc. 10,464 1,961,791
Twilio , Inc., Class A
(a)
1,865 543,386
Visa, Inc., Class A
(b)
19,593 4,149,210
Workday, Inc., Class A
(a)
2,164 627,517
Zoom Video Communications, Inc., Class A
(a)
1,787 490,800
120,365,311
Materials – 1.7%
Air Products & Chemicals, Inc. 2,572 771,111
Dow, Inc. 9,077 508,040
DuPont de Nemours, Inc. 6,178 429,989
Ecolab, Inc. 2,871 637,994
Freeport-McMoRan, Inc. 16,884 636,864
Linde PLC 5,930 1,892,856
Newmont Corp. 8,911 481,194
PPG Industries, Inc. 2,735 439,159
Sherwin-Williams Co. (The) 2,788 882,709
Southern Copper Corp. 984 59,030
6,738,946
Real Estate – 1.6%
American Tower Corp.
(c)
5,245 1,478,932
Crown Castle International Corp.
(c)
5,016 904,385
Digital Realty Trust, Inc.
(c)
3,264 515,092
Equinix , Inc.
(c)
1,046 875,575
Prologis, Inc.
(c)
8,432 1,222,303
Public Storage
(c)
1,732 575,336
Simon Property Group, Inc.
(c)
3,878 568,437
6,140,060

STATEMENT OF INVESTMENTS
(continued)
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2021, the value of the fund’s securities on loan was $5,663,907 and the value of the collateral was $5,770,197, consisting of cash collateral of
$140,106 and U.S. Government & Agency securities valued at $5,630,091. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:
(e)
The rate shown is the 1-day yield as of October 31, 2021.
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Utilities – 1.6%
American Electric Power Co., Inc. 6,065 513,766
Dominion Energy, Inc. 9,579 727,333
Duke Energy Corp. 8,684 885,855
Exelon Corp. 10,764 572,537
NextEra Energy, Inc. 22,597 1,928,202
Sempra Energy 3,624 462,531
Southern Co. (The) 11,902 741,733
Xcel Energy, Inc. 5,890 380,435
6,212,392
Total Common Stocks (cost $323,739,166) 390,846,959
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $301,916) 301,916 301,916
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $140,106) 140,106 140,106
Total Investments (cost $324,181,188) 99.9% 391,288,981
Cash and Receivables (Net) 0.1% 197,258
Net Assets 100.0% 391,486,239
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 116,685 5,674,305 (5,489,074) — — 301,916 0.1 24
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 35,514 1,105,517 (1,000,925) — — 140,106 0.0 7,745
2
Total 152,199 6,779,822 (6,489,999) — — 442,022 0.1 7,769
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 30.7
Health Care 13.2
Consumer Discretionary 13.0
Communication Services 12.3
Financials 11.3
Industrials 6.6
Consumer Staples 5.7
Energy 2.1
Materials 1.7
Utilities 1.6
Real Estate 1.6
Registered Investment Companies 0.1
99.9
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P 500 E-mini 2 12/17/2021 441,274 459,700 18,426

STATEMENT OF INVESTMENTS
October 31, 2021
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 2.7%
Altice USA, Inc., Class A
(a)
2,145 34,964
Bumble, Inc., Class A
(a)
849 44,590
Cable One, Inc. 57 97,539
Discovery, Inc., Class A
(a)(b)
2,144 50,255
Discovery, Inc., Class C
(a)
3,727 84,081
DISH Network Corp., Class A
(a)
3,019 123,990
Fox Corp., Class A 3,890 154,589
Fox Corp., Class B 1,847 68,265
IAC/InterActiveCorp
(a)
1,044 159,074
Interpublic Group of Cos., Inc. (The) 4,893 178,937
Liberty Media Corp.-Liberty Formula One, Class
A
(a)
315 16,427
Liberty Media Corp.-Liberty Formula One, Class
C
(a)
2,527 141,007
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
1,034 51,473
Liberty Media Corp.-Liberty SiriusXM, Class C
(a)
2,053 101,254
Live Nation Entertainment, Inc.
(a)(b)
1,576 159,412
Lumen Technologies, Inc.
(b)
12,269 145,510
New York Times Co. (The), Class A 2,029 110,763
News Corp., Class A 4,869 111,500
News Corp., Class B 1,513 34,133
Omnicom Group, Inc. 2,647 180,208
Pinterest, Inc., Class A
(a)
6,712 299,624
Playtika Holding Corp.
(a)
1,283 36,283
Sirius XM Holdings, Inc.
(b)
9,488 57,782
Take-Two Interactive Software, Inc.
(a)
1,432 259,192
ViacomCBS, Inc., Class A 123 4,788
ViacomCBS, Inc., Class B 7,194 260,567
Zynga, Inc., Class A
(a)
12,605 93,025
3,059,232
Consumer Discretionary – 12.6%
Advance Auto Parts, Inc. 820 184,926
Airbnb, Inc., Class A
(a)
4,013 684,859
Aramark 3,064 111,775
Autoliv, Inc. 954 92,395
AutoNation, Inc.
(a)
573 69,402
AutoZone, Inc.
(a)
257 458,704
Bath & Body Works, Inc. 3,274 226,201
Best Buy Co., Inc. 2,745 335,549
BorgWarner, Inc. 3,018 136,021
Boyd Gaming Corp.
(a)
1,040 66,331
Bright Horizons Family Solutions, Inc.
(a)
769 127,654
Brunswick Corp. 964 89,739
Burlington Stores, Inc.
(a)
823 227,387
Caesars Entertainment, Inc.
(a)
2,685 293,900
Capri Holdings Ltd.
(a)
1,881 100,144
CarMax, Inc.
(a)
2,008 274,935
Carnival Corp.
(a)
9,730 215,617
Carvana Co., Class A
(a)
1,015 307,728
Chegg, Inc.
(a)(b)
1,462 86,901
Chewy, Inc., Class A
(a)(b)
1,038 78,680
Churchill Downs, Inc. 418 96,140
D.R. Horton, Inc. 3,901 348,242
Darden Restaurants, Inc. 1,608 231,777
Deckers Outdoor Corp.
(a)
348 137,568
Dollar Tree, Inc.
(a)
2,798 301,513
Domino's Pizza, Inc. 458 223,948
Draftkings, Inc., Class A
(a)(b)
4,021 187,338
Etsy, Inc.
(a)(b)
1,519 380,798
Expedia Group, Inc.
(a)
1,749 287,553
Five Below, Inc.
(a)
703 138,702
Floor & Decor Holdings, Inc., Class A
(a)
1,310 178,055
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 12.6% (continued)
Gamestop Corp., Class A
(a)(b)
750 137,633
Gap, Inc. (The) 2,674 60,673
Garmin Ltd. 1,841 264,368
Gentex Corp. 2,552 90,315
Genuine Parts Co. 1,784 233,900
Harley-Davidson, Inc. 1,858 67,798
Hasbro, Inc. 1,577 151,014
Hilton Worldwide Holdings, Inc.
(a)
3,334 479,929
Kohl's Corp. 1,933 93,809
Lear Corp. 716 123,045
Lennar Corp., Class A 3,250 324,773
Lennar Corp., Class B 211 17,319
Lithia Motors, Inc., Class A
(b)
368 117,473
LKQ Corp.
(a)
3,481 191,734
Mattel, Inc.
(a)
4,341 94,677
MGM Resorts International 4,739 223,491
Mohawk Industries, Inc.
(a)
657 116,427
Newell Brands, Inc. 4,681 107,148
Norwegian Cruise Line Holdings Ltd.
(a)(b)
4,524 116,357
NVR, Inc.
(a)
39 190,897
Peloton Interactive, Inc., Class A
(a)
3,153 288,310
Penn National Gaming, Inc.
(a)(b)
1,881 134,680
Polaris, Inc.
(b)
695 79,890
Pool Corp. 493 253,974
PulteGroup, Inc. 2,914 140,105
PVH Corp.
(a)
856 93,587
QuantumScape Corp., Class A
(a)(b)
2,654 76,807
RH
(a)
207 136,543
Royal Caribbean Cruises Ltd.
(a)
2,671 225,513
Service Corp. International 2,089 143,076
Tapestry, Inc. 3,384 131,908
Tempur Sealy International, Inc. 2,279 101,347
Texas Roadhouse, Inc., Class A 793 70,426
Thor Industries, Inc. 642 65,458
Toll Brothers, Inc. 1,373 82,613
Tractor Supply Co. 1,361 295,568
Ulta Beauty, Inc.
(a)
673 247,233
Under Armour, Inc., Class A
(a)
2,306 50,640
Under Armour, Inc., Class C
(a)
2,232 42,140
Vail Resorts, Inc. 497 171,321
VF Corp. 3,971 289,407
Wayfair, Inc., Class A
(a)(b)
912 227,179
Whirlpool Corp. 734 154,749
Williams-Sonoma, Inc. 891 165,485
Wynn Resorts Ltd.
(a)
1,311 117,728
YETI Holdings, Inc.
(a)
1,023 100,592
Yum! Brands, Inc. 3,652 456,281
14,225,822
Consumer Staples – 3.6%
Archer-Daniels-Midland Co. 6,855 440,365
Beyond Meat, Inc.
(a)(b)
548 54,241
Boston Beer Co., Inc. (The), Class A
(a)
86 42,353
Brown-Forman Corp., Class A 519 33,232
Brown-Forman Corp., Class B 2,057 139,650
Bunge Ltd. 1,615 149,614
Campbell Soup Co. 2,558 102,192
Casey's General Stores, Inc. 450 86,193
Church & Dwight Co., Inc. 3,005 262,517
Clorox Co. (The) 1,422 231,800
ConAgra Brands, Inc. 5,904 190,109
Coty, Inc., Class A
(a)
3,495 29,638

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Staples – 3.6% (continued)
Darling Ingredients, Inc.
(a)
2,006 169,547
Freshpet, Inc.
(a)
528 82,320
Hershey Co. (The) 1,777 311,597
Hormel Foods Corp. 3,436 145,411
JM Smucker Co. (The)
(b)
1,341 164,755
Kellogg Co. 3,113 190,827
Kroger Co. (The) 8,529 341,331
Lamb Weston Holdings, Inc. 1,804 101,836
McCormick & Co., Inc. 3,042 244,060
Molson Coors Beverage Co., Class B 2,316 102,112
Performance Food Group Co.
(a)
1,893 85,620
Tyson Foods, Inc., Class A 3,641 291,171
US Foods Holding Corp.
(a)
2,746 95,204
4,087,695
Energy – 4.7%
APA Corp. 4,606 120,723
Baker Hughes Co., Class A
(b)
9,845 246,913
Cheniere Energy, Inc.
(a)
2,824 292,002
Continental Resources, Inc.
(b)
740 36,119
Coterra Energy, Inc. 9,816 209,277
Devon Energy Corp. 7,728 309,738
Diamondback Energy, Inc. 2,029 217,488
Halliburton Co. 10,919 272,866
Hess Corp. 3,347 276,362
Marathon Oil Corp. 9,793 159,822
Marathon Petroleum Corp. 7,675 506,013
Occidental Petroleum Corp. 10,786 361,654
ONEOK, Inc. 5,503 350,101
Phillips 66 5,286 395,287
Pioneer Natural Resources Co. 2,697 504,285
Targa Resources Corp. 2,831 154,771
Texas Pacific Land Corp. 67 85,336
Valero Energy Corp. 4,937 381,778
Williams Cos., Inc. (The) 14,907 418,738
5,299,273
Financials – 12.2%
Aflac, Inc. 7,367 395,387
AGNC Investment Corp.
(c)
6,628 105,518
Alleghany Corp.
(a)
169 110,083
Ally Financial, Inc. 4,305 205,521
American Financial Group, Inc. 755 102,710
Ameriprise Financial, Inc. 1,372 414,522
Annaly Capital Management, Inc.
(c)
17,160 145,173
Apollo Global Management, Inc., Class A
(b)
2,605 200,455
Arch Capital Group Ltd.
(a)
4,913 205,462
Ares Management Corp., Class A 1,918 162,531
Arthur J Gallagher & Co. 2,526 423,534
Assurant, Inc. 736 118,724
Athene Holding Ltd., Class A
(a)
1,500 130,515
Brown & Brown, Inc. 2,885 182,072
Carlyle Group, Inc. (The) 1,640 92,086
Cincinnati Financial Corp. 1,855 225,271
Citizens Financial Group, Inc. 5,240 248,271
Comerica, Inc. 1,529 130,103
Commerce Bancshares, Inc. 1,268 89,407
Cullen/Frost Bankers, Inc. 684 88,578
Discover Financial Services 3,594 407,272
East West Bancorp, Inc. 1,731 137,580
Equitable Holdings, Inc. 4,752 159,192
Erie Indemnity Co., Class A 307 63,184
Everest Re Group Ltd. 494 129,181
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 12.2% (continued)
FactSet Research Systems, Inc. 466 206,853
Fidelity National Financial, Inc. 3,565 170,799
Fifth Third Bancorp 8,175 355,858
First Citizens BancShares, Inc., Class A
(b)
90 73,251
First Horizon National Corp. 6,654 112,918
First Republic Bank 2,157 466,624
Franklin Resources, Inc. 3,385 106,594
Globe Life, Inc. 1,180 105,043
Hartford Financial Services Group, Inc. (The) 4,115 300,107
Huntington Bancshares, Inc. 18,093 284,784
Invesco Ltd. 3,926 99,760
Jefferies Financial Group, Inc. 2,491 107,113
KeyCorp 11,537 268,466
KKR & Co., Inc., Class A 7,137 568,605
Lincoln National Corp. 2,208 159,307
Loews Corp. 2,311 129,578
LPL Financial Holdings, Inc. 988 162,052
M&T Bank Corp. 1,574 231,567
Markel Corp.
(a)
170 223,232
MarketAxess Holdings, Inc. 434 177,363
Morningstar, Inc. 260 82,355
NASDAQ, Inc. 1,407 295,287
Northern Trust Corp. 2,570 316,213
Old Republic International Corp. 2,978 76,922
OneMain Holdings, Inc., Class A 1,332 70,343
People's United Financial, Inc. 5,121 87,774
Principal Financial Group, Inc. 3,129 209,925
Raymond James Financial, Inc. 2,262 223,010
Regions Financial Corp. 11,781 278,974
Reinsurance Group of America, Inc., Class A 849 100,250
RenaissanceRe Holdings Ltd. 607 86,072
SEI Investments Co. 1,203 75,837
Signature Bank 711 211,750
SoFi Technologies, Inc.
(a)(b)
6,588 132,353
Starwood Property Trust, Inc.
(c)
3,566 90,826
State Street Corp. 4,422 435,788
SVB Financial Group
(a)
703 504,332
Synchrony Financial 6,904 320,691
Tradeweb Markets, Inc., Class A 1,174 104,603
Upstart Holdings, Inc.
(a)
555 178,732
Voya Financial, Inc.
(b)
1,261 87,980
W.R. Berkley Corp. 1,698 135,161
Western Alliance Bancorp 1,286 149,292
Willis Towers Watson PLC 1,583 383,529
Zions Bancorp NA 2,032 127,996
13,748,201
Health Care – 11.4%
10x Genomics, Inc., Class A
(a)(b)
1,053 169,817
ABIOMED, Inc.
(a)
529 175,649
Acceleron Pharma, Inc.
(a)
636 110,778
Alnylam Pharmaceuticals, Inc.
(a)
1,451 231,522
Amedisys, Inc.
(a)
325 55,035
AmerisourceBergen Corp., Class A 1,840 224,517
Arrowhead Pharmaceuticals, Inc.
(a)
1,250 79,775
Avantor, Inc.
(a)
6,936 280,076
BioMarin Pharmaceutical, Inc.
(a)
2,235 177,079
BIO-RAD Laboratories, Inc., Class A
(a)
266 211,385
Bio-Techne Corp. 480 251,352
Bridgebio Pharma, Inc.
(a)(b)
1,177 58,120
Bruker Corp. 1,231 98,849
Cardinal Health, Inc. 3,562 170,299

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 11.4% (continued)
Catalent, Inc.
(a)
2,099 289,368
Cerner Corp. 3,431 254,889
Charles River Laboratories International, Inc.
(a)
621 278,630
Chemed Corp. 199 95,968
Cooper Cos., Inc. (The) 608 253,487
CRISPR Therapeutics AG
(a)
884 80,736
DaVita, Inc.
(a)
773 79,805
DENTSPLY SIRONA, Inc. 2,731 156,241
DexCom, Inc.
(a)
1,177 733,518
Elanco Animal Health, Inc.
(a)
5,861 192,710
Encompass Health Corp. 1,197 76,081
Exact Sciences Corp.
(a)(b)
2,125 202,343
Exelixis, Inc.
(a)
4,045 87,008
Fate Therapeutics, Inc.
(a)
964 51,863
Guardant Health, Inc.
(a)
1,197 139,798
Henry Schein, Inc.
(a)
1,736 132,544
Hill-Rom Holdings, Inc. 813 125,934
Hologic, Inc.
(a)
2,995 219,563
Horizon Therapeutics PLC
(a)
2,694 323,038
Incyte Corp.
(a)
2,285 153,049
Insulet Corp.
(a)
809 250,806
Jazz Pharmaceuticals PLC
(a)
729 96,986
Laboratory Corp. of America Holdings
(a)
1,161 333,230
LHC Group, Inc.
(a)
320 43,069
Masimo Corp.
(a)
624 176,929
McKesson Corp. 1,848 384,162
Mettler-Toledo International, Inc.
(a)
275 407,242
Mirati Therapeutics, Inc.
(a)
532 100,559
Molina Healthcare, Inc.
(a)
724 214,101
Natera, Inc.
(a)
1,050 120,299
Neurocrine Biosciences, Inc.
(a)
1,170 123,330
Novavax, Inc.
(a)(b)
775 115,343
Novocure Ltd.
(a)(b)
1,056 108,314
Penumbra, Inc.
(a)
424 117,257
PerkinElmer, Inc. 1,386 245,170
PPD, Inc.
(a)
1,553 73,255
Quest Diagnostics, Inc. 1,548 227,215
Repligen Corp.
(a)
650 188,825
ResMed, Inc. 1,744 458,515
Royalty Pharma PLC, Class A 4,011 158,555
Seagen, Inc.
(a)
1,577 278,072
Sotera Health Co.
(a)
1,324 32,703
STERIS PLC 1,208 282,358
Syneos Health, Inc., Class A
(a)
1,222 114,061
Teladoc Health, Inc.
(a)
1,817 271,805
Teleflex, Inc. 579 206,668
Ultragenyx Pharmaceutical, Inc.
(a)
770 64,618
United Therapeutics Corp.
(a)
540 103,010
Universal Health Services, Inc., Class B 875 108,588
Viatris, Inc. 14,828 197,954
Waters Corp.
(a)
755 277,500
West Pharmaceutical Services, Inc. 910 391,191
Zimmer Biomet Holdings, Inc. 2,558 366,101
12,858,617
Industrials – 14.6%
Advanced Drainage Systems, Inc. 708 79,862
AECOM
(a)
1,708 116,776
AGCO Corp. 748 91,413
Alaska Air Group, Inc.
(a)
1,557 82,210
Allegion PLC 1,101 141,258
AMERCO 111 81,806
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 14.6% (continued)
American Airlines Group, Inc.
(a)
7,800 149,760
AMETEK, Inc. 2,834 375,222
AO Smith Corp. 1,664 121,588
Axon Enterprise, Inc.
(a)
741 133,350
Azek Co., Inc. (The), Class A
(a)
1,289 47,293
Booz Allen Hamilton Holding Corp., Class A 1,679 145,838
Builders FirstSource, Inc.
(a)
2,570 149,754
Carlisle Cos., Inc. 658 146,681
CH Robinson Worldwide, Inc. 1,641 159,161
ChargePoint Holdings, Inc.
(a)(b)
1,279 31,694
Clarivate PLC
(a)
4,381 102,734
Copart, Inc.
(a)
2,566 398,474
CoStar Group, Inc.
(a)
4,840 416,482
Delta Air Lines, Inc.
(a)
7,481 292,732
Donaldson Co., Inc. 1,564 93,856
Dover Corp. 1,767 298,764
Dun & Bradstreet Holdings, Inc.
(a)
1,612 30,370
Equifax, Inc. 1,462 405,603
Expeditors International of Washington, Inc. 2,090 257,613
Fastenal Co. 7,047 402,243
Fortive Corp. 4,303 325,780
Fortune Brands Home & Security, Inc. 1,579 160,111
Generac Holdings, Inc.
(a)
777 387,381
Graco, Inc. 2,095 157,502
HEICO Corp. 531 74,016
HEICO Corp., Class A 914 114,872
Howmet Aerospace, Inc. 4,824 143,225
Hubbell, Inc., Class B 670 133,578
Huntington Ingalls Industries, Inc. 499 101,162
IAA, Inc.
(a)
1,430 85,299
IDEX Corp. 942 209,661
Ingersoll Rand, Inc.
(a)
4,806 258,371
ITT, Inc. 1,068 100,467
Jacobs Engineering Group, Inc. 1,612 226,357
JB Hunt Transport Services, Inc. 1,020 201,134
Kansas City Southern 1,117 346,549
Knight-Swift Transportation Holdings, Inc., Class
A 1,839 104,253
Leidos Holdings, Inc. 1,749 174,865
Lennox International, Inc. 427 127,793
Lincoln Electric Holdings, Inc. 747 106,373
Lyft, Inc., Class A
(a)
3,487 159,949
Masco Corp. 2,804 183,802
MasTec, Inc.
(a)
670 59,717
Middleby Corp. (The)
(a)
675 123,147
Nielsen Holdings PLC 4,444 89,991
Nordson Corp. 667 169,558
Old Dominion Freight Line, Inc. 1,125 384,019
Oshkosh Corp. 867 92,769
Otis Worldwide Corp. 5,089 408,698
Owens Corning 1,190 111,158
PACCAR, Inc. 4,257 381,512
Pentair PLC 2,098 155,189
Plug Power, Inc.
(a)(b)
6,215 237,848
Quanta Services, Inc. 1,721 208,723
Republic Services, Inc., Class A 2,473 332,866
Robert Half International, Inc. 1,399 158,185
Rockwell Automation, Inc. 1,376 439,494
Rollins, Inc. 2,685 94,593
Sensata Technologies Holding PLC
(a)
1,975 108,822
SiteOne Landscape Supply, Inc.
(a)
540 126,878
Snap-On, Inc. 604 122,751

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 14.6% (continued)
Southwest Airlines Co.
(a)
6,940 328,123
Stanley Black & Decker, Inc. 1,980 355,865
Sunrun, Inc.
(a)(b)
2,463 142,066
Textron, Inc. 2,796 206,485
Toro Co. (The) 1,327 126,689
TransDigm Group, Inc.
(a)
651 406,107
TransUnion 2,366 272,776
Trex Co., Inc.
(a)(b)
1,448 154,067
TuSimple Holdings, Inc., Class A
(a)(b)
108 4,225
United Airlines Holdings, Inc.
(a)
3,944 181,976
United Rentals, Inc.
(a)
889 337,029
Verisk Analytics, Inc., Class A 1,913 402,246
Vertiv Holdings Co., Class A 3,468 89,058
Watsco, Inc. 407 117,859
Westinghouse Air Brake Technologies Corp. 2,166 196,521
Woodward, Inc. 733 82,792
WW Grainger, Inc. 503 232,944
XPO Logistics, Inc.
(a)
1,235 105,963
Xylem, Inc. 2,203 287,690
16,471,436
Information Technology – 19.7%
Affirm Holdings, Inc., Class A
(a)
1,110 180,375
Akamai Technologies, Inc.
(a)
2,006 211,553
Anaplan, Inc.
(a)
1,765 115,096
ANSYS, Inc.
(a)
1,069 405,771
AppLovin Corp., Class A
(a)
294 28,886
Arista Networks, Inc.
(a)
674 276,131
Arrow Electronics, Inc.
(a)
917 106,143
Aspen Technology, Inc.
(a)
846 132,560
Avalara, Inc.
(a)
1,060 190,418
Bill.com Holdings, Inc.
(a)
1,068 314,323
Black Knight, Inc.
(a)
1,929 135,242
Broadridge Financial Solutions, Inc. 1,437 256,375
Brooks Automation, Inc. 898 104,572
Cadence Design Systems, Inc.
(a)
3,368 583,035
CDW Corp. 1,722 321,411
Ceridian HCM Holding, Inc.
(a)
1,658 207,665
Ciena Corp.
(a)
1,937 105,160
Citrix Systems, Inc. 1,508 142,853
Cloudflare, Inc., Class A
(a)
3,181 619,404
Cognex Corp. 2,193 192,085
Concentrix Corp. 519 92,216
Corning, Inc. 9,028 321,126
Coupa Software, Inc.
(a)(b)
880 200,376
Datadog, Inc., Class A
(a)
2,887 482,273
Dell Technologies, Inc., Class C
(a)
3,302 363,187
Dropbox, Inc., Class A
(a)
3,679 112,173
DXC Technology Co.
(a)
3,074 100,120
Dynatrace, Inc.
(a)
2,432 182,400
Elastic NV
(a)
849 147,310
Enphase Energy, Inc.
(a)
1,562 361,806
Entegris, Inc. 1,679 236,370
EPAM Systems, Inc.
(a)
695 467,902
Euronet Worldwide, Inc.
(a)
657 73,709
F5 Networks, Inc.
(a)
713 150,550
Fair Isaac Corp.
(a)
351 139,768
First Solar, Inc.
(a)
1,144 136,811
Five9, Inc.
(a)
833 131,622
FleetCor Technologies, Inc.
(a)
969 239,740
Flex Ltd.
(a)
5,548 93,761
Fortinet, Inc.
(a)
1,633 549,243
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 19.7% (continued)
Gartner, Inc.
(a)
1,023 339,544
Genpact Ltd. 1,970 97,220
GoDaddy, Inc., Class A
(a)
2,091 144,635
Guidewire Software, Inc.
(a)
1,036 130,256
Hewlett Packard Enterprise Co. 16,022 234,722
HubSpot, Inc.
(a)
536 434,283
IPG Photonics Corp.
(a)
430 68,374
Jabil, Inc. 1,792 107,448
Jack Henry & Associates, Inc. 931 154,993
Juniper Networks, Inc. 4,060 119,851
Keysight Technologies, Inc.
(a)
2,271 408,825
Manhattan Associates, Inc.
(a)
723 131,253
Marvell Technology, Inc. 9,881 676,849
MKS Instruments, Inc. 699 104,885
MongoDB, Inc., Class A
(a)
775 404,000
Monolithic Power Systems, Inc. 532 279,545
Motorola Solutions, Inc. 2,096 521,045
NetApp, Inc. 2,721 242,985
NortonLifeLock, Inc. 7,093 180,517
Nuance Communications, Inc.
(a)
3,470 191,024
Okta, Inc., Class A
(a)(b)
1,534 379,174
ON Semiconductor Corp.
(a)
5,279 253,762
Palo Alto Networks, Inc.
(a)
1,195 608,363
Paychex, Inc. 3,785 466,615
Paycom Software, Inc.
(a)
578 316,657
Paylocity Holding Corp.
(a)
487 148,603
Pegasystems, Inc. 477 56,629
PTC, Inc.
(a)
1,295 164,918
Qorvo, Inc.
(a)
1,299 218,531
RingCentral, Inc., Class A
(a)
927 225,984
Seagate Technology Holdings PLC
(b)
2,443 217,598
Skyworks Solutions, Inc. 2,024 338,271
Smartsheet, Inc., Class A
(a)
1,484 102,411
SolarEdge Technologies, Inc.
(a)
641 227,350
Splunk, Inc.
(a)
1,915 315,630
SS&C Technologies Holdings, Inc. 2,591 205,907
Teledyne Technologies, Inc.
(a)
568 255,157
Teradyne, Inc. 1,931 266,941
Trade Desk, Inc. (The), Class A
(a)
5,320 398,521
Trimble, Inc.
(a)
3,100 270,847
Tyler Technologies, Inc.
(a)
502 272,696
Ubiquiti, Inc. 65 19,859
Universal Display Corp. 532 97,462
VeriSign, Inc.
(a)
1,132 252,062
VMware, Inc., Class A
(a)(b)
998 151,397
Western Digital Corp.
(a)
3,524 184,270
Western Union Co. (The) 5,106 93,031
WEX, Inc.
(a)
565 84,581
Wolfspeed, Inc.
(a)(b)
1,275 153,140
Xilinx, Inc. 3,016 542,880
Zebra Technologies Corp., Class A
(a)
657 350,805
Zendesk, Inc.
(a)(b)
1,446 147,203
Zscaler, Inc.
(a)
925 294,946
22,265,976
Materials – 5.3%
Albemarle Corp. 1,441 360,927
Amcor PLC 18,865 227,701
AptarGroup, Inc. 711 85,875
Avery Dennison Corp. 1,026 223,381
Axalta Coating Systems Ltd.
(a)
2,479 77,320
Ball Corp. 3,901 356,863

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Materials – 5.3% (continued)
Berry Global Group, Inc.
(a)
1,647 107,944
Celanese Corp., Class A 1,273 205,602
CF Industries Holdings, Inc. 2,695 153,076
Cleveland-Cliffs, Inc.
(a)(b)
5,571 134,317
Corteva, Inc. 8,630 372,384
Crown Holdings, Inc. 1,549 161,080
Eastman Chemical Co. 1,541 160,310
FMC Corp. 1,566 142,522
International Flavors & Fragrances, Inc., Class W 3,053 450,165
International Paper Co. 4,543 225,651
LyondellBasell Industries NV, Class A 3,179 295,075
Martin Marietta Materials, Inc. 767 301,308
Mosaic Co. (The) 4,054 168,525
Nucor Corp. 3,551 396,469
Packaging Corp. of America 1,172 160,998
Reliance Steel & Aluminum Co. 792 115,759
Royal Gold, Inc. 814 80,602
RPM International, Inc. 1,599 139,433
Scotts Miracle-GRO Co. (The) 514 76,308
Sealed Air Corp. 1,888 111,996
Steel Dynamics, Inc. 2,320 153,306
Vulcan Materials Co. 1,622 308,375
Westlake Chemical Corp. 431 41,953
Westrock Co. 3,301 158,778
5,954,003
Real Estate – 8.1%
Alexandria Real Estate Equities, Inc.
(c)
1,623 331,319
American Homes 4 Rent, Class A
(c)
3,400 138,040
Americold Realty Trust
(c)
3,218 94,834
AvalonBay Communities, Inc.
(c)
1,641 388,392
Boston Properties, Inc.
(c)
1,758 199,779
Camden Property Trust
(c)
1,204 196,372
CBRE Group, Inc., Class A
(a)
3,996 415,904
CubeSmart
(c)
2,461 135,380
CyrusOne, Inc.
(c)
1,523 124,916
Duke Realty Corp.
(c)
4,636 260,729
Equity LifeStyle Properties, Inc.
(c)
2,063 174,344
Equity Residential
(c)
3,992 344,909
Essex Property Trust, Inc.
(c)
765 260,046
Extra Space Storage, Inc.
(c)
1,642 324,082
Federal Realty Investment Trust
(c)
878 105,667
Gaming and Leisure Properties, Inc.
(c)
2,765 134,075
Healthpeak Properties, Inc.
(c)
6,645 235,964
Host Hotels & Resorts, Inc.
(a)(c)
8,871 149,299
Invitation Homes, Inc.
(c)
7,021 289,616
Iron Mountain, Inc.
(b)(c)
3,557 162,342
Jones Lang LaSalle, Inc.
(a)
633 163,460
Kilroy Realty Corp.
(c)
1,317 88,739
Kimco Realty Corp.
(c)
7,364 166,426
Lamar Advertising Co., Class A
(c)
1,074 121,577
Medical Properties Trust, Inc.
(c)
7,342 156,605
Mid-America Apartment Communities, Inc.
(c)
1,406 287,119
National Retail Properties, Inc.
(c)
2,177 98,749
OMEGA Healthcare Investors, Inc.
(c)
2,996 87,963
Opendoor Technologies, Inc.
(a)(b)
4,494 106,553
Realty Income Corp.
(b)(c)
4,742 338,721
Regency Centers Corp.
(c)
2,005 141,172
SBA Communications Corp., Class A
(c)
1,303 449,965
STORE Capital Corp.
(c)
2,973 102,063
Sun Communities, Inc.
(c)
1,382 270,844
UDR, Inc.
(c)
3,512 195,021
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Real Estate – 8.1% (continued)
Ventas, Inc.
(c)
4,637 247,477
Vereit, Inc.
(a)(c)
2,809 141,293
VICI Properties, Inc.
(b)(c)
7,425 217,924
Vornado Realty Trust
(c)
1,936 82,532
W.P. Carey, Inc.
(b)(c)
2,198 169,488
Welltower, Inc.
(c)
5,116 411,326
Weyerhaeuser Co.
(c)
9,250 330,410
Zillow Group, Inc., Class A
(a)
431 45,565
Zillow Group, Inc., Class C
(a)
1,897 196,586
9,083,587
Utilities – 4.8%
AES Corp. (The) 7,627 191,666
Alliant Energy Corp. 3,054 172,765
Ameren Corp. 2,985 251,606
American Water Works Co., Inc. 2,137 372,223
Atmos Energy Corp. 1,612 148,497
Avangrid, Inc.
(b)
887 46,745
CenterPoint Energy, Inc. 7,078 184,311
CMS Energy Corp. 3,559 214,786
Consolidated Edison, Inc. 4,209 317,359
DTE Energy Co. 2,393 271,246
Edison International 4,411 277,584
Entergy Corp. 2,482 255,696
Essential Utilities, Inc. 2,783 130,996
Evergy, Inc. 2,798 178,372
Eversource Energy 4,212 357,599
FirstEnergy Corp. 6,299 242,700
NiSource, Inc. 4,804 118,515
NRG Energy, Inc. 3,029 120,827
OGE Energy Corp. 2,533 86,299
PG&E Corp.
(a)
18,304 212,326
Pinnacle West Capital Corp. 1,421 91,640
PPL Corp. 9,506 273,773
Public Service Enterprise Group, Inc. 5,946 379,355
UGI Corp. 2,582 112,085
Vistra Corp. 5,854 114,680
WEC Energy Group, Inc. 3,868 348,352
5,472,003
Total Common Stocks (cost $85,693,394) 112,525,845
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $240,646) 240,646 240,646
Investment of Cash Collateral for Securities Loaned – 0.8%
Registered Investment Companies – 0.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $897,130) 897,130 897,130
Total Investments (cost $86,831,170) 100.7% 113,663,621
Liabilities, Less Cash and Receivables (0.7)% (822,231)
Net Assets 100.0% 112,841,390

(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2021, the value of the fund’s securities on loan was $5,928,369 and the value of the collateral was $6,087,464, consisting of cash collateral of
$897,130 and U.S. Government & Agency securities valued at $5,190,334. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:
(e)
The rate shown is the 1-day yield as of October 31, 2021.
See Notes to Financial Statements
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 130,161 2,686,453 (2,575,968) — — 240,646 0.2 17
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 330,606 5,547,855 (4,981,331) — — 897,130 0.8 9,402
2
Total 460,767 8,234,308 (7,557,299) — — 1,137,776 1.0 9,419
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 19.7
Industrials 14.6
Consumer Discretionary 12.6
Financials 12.2
Health Care 11.4
Real Estate 8.1
Materials 5.3
Utilities 4.8
Energy 4.7
Consumer Staples 3.6
Communication Services 2.7
Registered Investment Companies 1.0
100.7
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P MidCap 400 E-mini 1 12/17/2021 266,988 278,940 11,952

STATEMENT OF INVESTMENTS
October 31, 2021
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 3.3%
Advantage Solutions, Inc.
(a)
6,593 56,304
AMC Entertainment Holdings, Inc., Class A
(a)(b)
31,223 1,104,358
Bandwidth, Inc., Class A
(a)(b)
1,436 122,462
Cardlytics, Inc.
(a)(b)
1,984 156,061
Cargurus, Inc., Class A
(a)
5,229 175,381
Cinemark Holdings, Inc.
(a)(b)
6,433 120,940
Cogent Communications Holdings, Inc. 2,581 197,679
Iridium Communications, Inc.
(a)
7,985 323,792
John Wiley & Sons, Inc., Class A 2,729 147,830
Liberty Latin America Ltd., Class A
(a)
2,311 27,778
Liberty Latin America Ltd., Class C
(a)
9,479 114,032
Lions Gate Entertainment Corp., Class A
(a)
3,682 47,682
Lions Gate Entertainment Corp., Class B
(a)
7,334 83,021
Madison Square Garden Sports Corp., Class A
(a)
1,015 192,353
Magnite, Inc.
(a)
6,904 186,615
Nexstar Media Group, Inc., Class A 2,557 383,371
Shenandoah Telecommunications Co. 3,195 88,310
Skillz, Inc., Class A
(a)(b)
15,803 176,678
TEGNA, Inc. 13,447 264,368
Telephone & Data Systems, Inc. 5,781 108,336
TripAdvisor, Inc.
(a)
5,987 197,391
Warner Music Group Corp., Class A 5,937 293,822
World Wrestling Entertainment, Inc., Class A
(b)
2,734 167,020
Yelp, Inc., Class A
(a)
4,206 162,478
Ziff Davis, Inc.
(a)
2,957 379,294
ZoomInfo Technologies, Inc., Class A
(a)
11,070 744,125
6,021,481
Consumer Discretionary – 12.2%
2U, Inc.
(a)(b)
4,673 138,040
Abercrombie & Fitch Co., Class A
(a)
3,878 153,336
Academy Sports & Outdoors, Inc.
(a)
5,319 227,547
Acushnet Holdings Corp. 2,011 102,440
Adient PLC
(a)
5,711 237,692
American Eagle Outfitters, Inc.
(b)
9,248 219,548
Asbury Automotive Group, Inc.
(a)
1,172 229,372
Bally's Corp.
(a)
1,857 85,069
Bed Bath & Beyond, Inc.
(a)
6,258 87,862
Big Lots, Inc. 2,186 96,731
Bloomin' Brands, Inc.
(a)
5,072 109,657
Brinker International, Inc.
(a)
2,871 120,467
Callaway Golf Co.
(a)
7,287 197,113
Canoo, Inc.
(a)(b)
8,924 71,571
Carter's, Inc. 2,627 258,812
Century Communities, Inc. 1,838 123,256
Cheesecake Factory, Inc. (The)
(a)
2,888 117,368
Choice Hotels International, Inc. 1,995 280,537
Columbia Sportswear Co. 2,115 219,622
Coursera, Inc.
(a)
4,834 168,755
Cracker Barrel Old Country Store, Inc. 1,436 191,232
Crocs, Inc.
(a)
3,762 607,375
Dana, Inc. 9,069 201,241
Dave & Buster's Entertainment, Inc.
(a)
2,327 86,402
Dick's Sporting Goods, Inc. 3,957 491,499
Dorman Products, Inc.
(a)
1,733 180,891
Foot Locker, Inc. 5,441 259,372
Fox Factory Holding Corp.
(a)
2,555 411,227
Frontdoor, Inc.
(a)
5,204 194,005
Gentherm, Inc.
(a)
2,068 152,267
Goodyear Tire & Rubber Co. (The)
(a)
17,043 325,862
Graham Holdings Co., Class B 254 148,806
Grand Canyon Education, Inc.
(a)
2,726 217,262
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 12.2% (continued)
Group 1 Automotive, Inc.
(b)
1,109 199,398
Growgeneration Corp.
(a)(b)
3,214 67,751
H&R Block, Inc. 10,859 250,517
Hanesbrands, Inc. 21,150 360,396
Hayward Holdings, Inc.
(a)(b)
2,605 60,410
Helen of Troy Ltd.
(a)
1,457 327,752
Hilton Grand Vacations, Inc.
(a)
5,366 269,803
Hyatt Hotels Corp., Class A
(a)
2,950 251,340
Installed Building Products, Inc. 1,446 183,714
iRobot Corp.
(a)(b)
1,765 147,236
Jack In The Box, Inc. 1,275 126,161
KB Home 5,560 223,234
Kontoor Brands, Inc. 2,961 156,933
Latham Group, Inc.
(a)
1,287 19,820
LCI Industries 1,531 213,789
Leggett & Platt, Inc. 8,077 378,407
Leslie's, Inc.
(a)
8,046 166,391
Levi Strauss & Co., Class A 5,676 148,598
LGI Homes, Inc.
(a)(b)
1,293 193,045
Luminar Technologies, Inc., Class A
(a)(b)
13,254 217,233
Macy's, Inc. 18,795 497,504
Marriott Vacations Worldwide Corp. 2,590 407,200
MDC Holdings, Inc. 3,470 169,961
Meritage Homes Corp.
(a)
2,245 244,054
Monro, Inc. 2,096 129,449
Murphy USA, Inc. 1,427 232,530
National Vision Holdings, Inc.
(a)(b)
4,899 301,974
Nordstrom, Inc.
(a)
6,815 195,795
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
3,732 252,507
Overstock.Com, Inc.
(a)
2,605 248,074
Papa John's International, Inc. 1,976 245,182
Penske Automotive Group, Inc. 1,958 207,646
Petco Health & Wellness Co., Inc., Class A
(a)(b)
5,113 126,445
Planet Fitness, Inc., Class A
(a)
5,035 400,534
Purple Innovation, Inc., Class A
(a)
3,293 63,555
Qurate Retail, Inc., Series A 22,010 229,784
Ralph Lauren Corp., Class A 2,917 370,955
RealReal, Inc. (The)
(a)
4,827 62,896
Red Rock Resorts, Inc., Class A
(a)
3,663 199,304
Rent-A-Center, Inc./Tx, Class A 3,746 199,512
Sally Beauty Holdings, Inc.
(a)
7,069 107,873
Scientific Games Corp.
(a)
5,864 469,413
SeaWorld Entertainment, Inc.
(a)
3,216 204,216
Shake Shack, Inc., Class A
(a)
2,434 168,360
Shutterstock, Inc. 1,443 174,819
Signet Jewelers Ltd. 3,193 284,752
Six Flags Entertainment Corp.
(a)
4,703 193,434
Skechers USA, Inc., Class A
(a)
8,143 376,288
Skyline Champion Corp.
(a)
3,267 206,866
Sleep Number Corp.
(a)
1,396 123,323
Sonos, Inc.
(a)
7,630 248,891
Steven Madden Ltd. 4,686 211,339
Stitch Fix, Inc., Class A
(a)
4,357 150,752
Taylor Morrison Home Corp., Class A
(a)
7,603 232,120
Terminix Global Holdings, Inc.
(a)
7,527 304,693
TopBuild Corp.
(a)
2,002 514,454
Travel + Leisure Co. 5,180 281,481
TRI Pointe Group, Inc.
(a)
6,741 163,065
Urban Outfitters, Inc.
(a)
3,938 125,740
Veoneer, Inc.
(a)(b)
6,233 219,402
Visteon Corp.
(a)
1,744 197,386
Vivint Smart Home, Inc.
(a)
2,504 22,711

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 12.2% (continued)
Vizio Holding Corp., Class A
(a)(b)
785 16,124
Vroom, Inc.
(a)(b)
7,826 149,711
Wendy's Co. (The) 10,801 240,862
Wingstop, Inc. 1,796 309,756
Winnebago Industries, Inc. 2,100 142,149
Wolverine World Wide, Inc. 4,825 160,045
Wyndham Hotels & Resorts, Inc. 5,665 478,523
21,937,573
Consumer Staples – 2.8%
BJ's Wholesale Club Holdings, Inc.
(a)
8,341 487,448
Celsius Holdings, Inc.
(a)
2,291 221,127
Central Garden & Pet Co.
(a)
549 28,317
Central Garden & Pet Co., Class A
(a)
2,553 117,949
Coca-Cola Consolidated, Inc. 280 112,392
Duckhorn Portfolio, Inc. (The)
(a)(b)
1,832 35,431
Energizer Holdings, Inc.
(b)
3,728 135,960
Flowers Foods, Inc. 12,107 299,648
Grocery Outlet Holding Corp.
(a)
5,468 121,335
Hain Celestial Group, Inc. (The)
(a)
5,137 230,497
Herbalife Nutrition Ltd.
(a)
6,157 285,685
Ingredion, Inc. 4,064 387,015
Inter Parfums, Inc. 1,112 102,727
J&J Snack Foods Corp. 876 129,254
Lancaster Colony Corp. 1,228 208,760
Medifast, Inc. 689 135,230
National Beverage Corp. 1,469 82,852
Nu Skin Enterprises, Inc., Class A 3,138 125,991
Pilgrim's Pride Corp.
(a)
3,051 85,916
Post Holdings, Inc.
(a)
3,569 362,182
PriceSmart, Inc. 1,470 105,766
Reynolds Consumer Products, Inc. 3,426 92,433
Sanderson Farms, Inc. 1,298 245,906
Seaboard Corp. 16 61,600
Simply Good Foods Co. (The)
(a)
5,127 203,286
Spectrum Brands Holdings, Inc. 2,585 242,344
Sprouts Farmers Market, Inc.
(a)
6,830 151,216
TreeHouse Foods, Inc.
(a)
3,524 127,357
WD-40 Co. 843 191,361
5,116,985
Energy – 3.0%
Antero Midstream Corp.
(b)
19,990 212,694
Antero Resources Corp.
(a)
17,422 346,175
Championx Corp.
(a)
12,295 322,498
Chesapeake Energy Corp. 5,934 378,233
Clean Energy Fuels Corp.
(a)(b)
10,251 94,514
CNX Resources Corp.
(a)
13,255 193,656
Denbury, Inc.
(a)
3,048 258,044
EQT Corp.
(a)
18,303 364,413
Equitrans Midstream Corp. 24,729 254,956
Helmerich & Payne, Inc. 6,563 203,715
HollyFrontier Corp. 9,093 307,343
Matador Resources Co. 6,688 279,893
Murphy Oil Corp. 8,830 245,739
NOV, Inc.
(a)
23,559 330,297
Ovintiv, Inc. 15,839 594,279
PDC Energy, Inc. 5,935 310,460
Range Resources Corp.
(a)
15,801 368,479
Renewable Energy Group, Inc.
(a)
3,146 201,344
Southwestern Energy Co.
(a)
41,495 202,496
5,469,228
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 15.8%
Affiliated Managers Group, Inc. 2,509 421,211
American Equity Investment Life Holding Co. 4,930 157,119
American National Group, Inc. 784 148,733
Ameris Bancorp 3,977 208,355
Arbor Realty Trust, Inc.
(c)
8,798 176,928
Artisan Partners Asset Management, Inc., Class
A 3,982 197,268
Associated Banc-Corp. 9,304 207,293
Assured Guaranty Ltd. 4,450 247,331
Atlantic Union Bankshares Corp. 4,617 165,612
Axis Capital Holdings Ltd. 4,710 245,250
Axos Financial, Inc.
(a)
3,249 172,197
BancFirst Corp. 1,162 75,542
Bank of Hawaii Corp. 2,462 208,039
Bank OZK 7,401 330,603
BankUnited, Inc. 5,668 229,894
Blackstone Mortgage Trust, Inc., Class A
(c)
9,540 313,866
BOK Financial Corp. 1,849 187,063
Brighthouse Financial, Inc.
(a)
5,033 252,808
Cadence Bank 12,132 352,071
Cannae Holdings, Inc.
(a)
5,189 176,945
Cathay General Bancorp 4,798 202,428
Chimera Investment Corp.
(c)
14,341 223,863
CIT Group, Inc. 5,971 295,744
CNO Financial Group, Inc. 7,925 191,309
Cohen & Steers, Inc. 1,552 147,269
Coinbase Global, Inc., Class A
(a)
1,741 556,110
Columbia Banking System, Inc. 4,703 160,513
Community Bank System, Inc. 3,283 235,293
Credit Acceptance Corp.
(a)(b)
542 324,230
CVB Financial Corp. 7,951 159,179
Eastern Bankshares, Inc. 10,280 213,516
Enstar Group Ltd.
(a)
747 172,393
Essent Group Ltd. 6,791 325,968
Evercore, Inc., Class A 2,394 363,505
Federated Hermes, Inc., Class B 5,995 199,693
First American Financial Corp. 6,703 490,257
First Bancorp 12,484 170,407
First Financial Bancorp 6,035 143,512
First Financial Bankshares, Inc. 7,743 392,725
First Hawaiian, Inc. 7,882 217,464
First Merchants Corp. 3,381 140,582
First Midwest Bancorp, Inc. 7,111 136,887
FirstCash, Inc. 2,425 214,540
Flagstar Bancorp, Inc. 3,212 151,574
FNB Corp. 19,434 226,406
Focus Financial Partners, Inc., Class A
(a)
3,155 198,323
Freedom Holding Corp./NV
(a)(b)
1,057 70,491
Fulton Financial Corp. 10,095 162,529
Genworth Financial, Inc., Class A
(a)
32,017 131,590
Glacier Bancorp, Inc. 6,519 360,436
Goosehead Insurance, Inc., Class A 1,176 169,697
Green Dot Corp., Class A
(a)
3,405 144,236
Hamilton Lane, Inc., Class A 2,099 219,366
Hancock Whitney Corp. 5,283 261,403
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)(c)
4,710 284,484
Hanover Insurance Group, Inc. (The) 2,163 272,538
Hilltop Holdings, Inc. 3,720 131,837
Home Bancshares, Inc. 9,182 218,164
Houlihan Lokey, Inc., Class A 3,068 343,861
Independent Bank Corp. 2,061 174,154

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 15.8% (continued)
Independent Bank Group, Inc. 2,291 165,616
Interactive Brokers Group, Inc., Class A 5,332 377,772
International Bancshares Corp. 3,199 135,638
Investors Bancorp, Inc. 13,705 209,686
Janus Henderson Group PLC 10,401 483,647
Kemper Corp. 3,615 229,480
Kinsale Capital Group, Inc. 1,300 243,295
Lemonade, Inc.
(a)(b)
2,351 146,138
LendingTree, Inc.
(a)
695 112,166
Live Oak Bancshares, Inc. 1,952 174,079
Mercury General Corp. 1,661 90,508
MGIC Investment Corp. 20,448 330,440
Moelis & Co., Class A 3,715 270,229
Mr Cooper Group, Inc.
(a)
5,282 231,563
Navient Corp. 10,183 200,605
New Residential Investment Corp.
(c)
28,048 318,625
New York Community Bancorp, Inc. 28,096 349,233
NMI Holdings, Inc., Class A
(a)
5,358 130,092
Old National Bancorp 10,252 175,104
Open Lending Corp., Class A
(a)
6,268 197,567
Oscar Health, Inc., Class A
(a)
2,393 41,351
Pacific Premier Bancorp, Inc. 5,757 241,736
PacWest Bancorp 7,129 338,414
PennyMac Financial Services, Inc. 2,011 124,803
Pinnacle Financial Partners, Inc. 4,629 447,023
Popular, Inc. 4,854 395,310
Primerica, Inc. 2,393 402,598
Prog Holdings, Inc. 3,950 159,778
Prosperity Bancshares, Inc. 5,628 423,845
Radian Group, Inc. 11,401 272,142
Renasant Corp. 3,501 130,972
RLI Corp. 2,386 258,428
Rocket Cos., Inc., Class A
(b)
8,547 140,855
Selective Insurance Group, Inc. 3,614 283,229
Selectquote, Inc.
(a)
7,431 98,758
ServisFirst Bancshares, Inc.
(b)
2,954 237,236
Silvergate Capital Corp., Class A
(a)
1,626 254,664
Simmons First National Corp., Class A 6,757 201,967
SLM Corp. 18,466 338,851
South State Corp. 4,208 328,603
Sterling Bancorp 11,721 298,299
Stifel Financial Corp. 6,381 464,983
Synovus Financial Corp. 8,829 411,343
Texas Capital Bancshares, Inc.
(a)
3,057 185,254
TFS Financial Corp. 2,822 54,916
Towne Bank 4,007 126,301
Triumph Bancorp, Inc.
(a)
1,414 165,862
Trupanion, Inc.
(a)(b)
2,111 216,166
UMB Financial Corp. 2,582 255,153
Umpqua Holdings Corp. 13,383 273,682
United Bankshares, Inc. 7,882 291,555
United Community Banks, Inc. 5,165 179,949
Unum Group 12,335 314,172
Valley National Bancorp 24,758 328,291
Virtu Financial, Inc., Class A 5,393 134,178
Walker & Dunlop, Inc. 1,781 231,655
Washington Federal, Inc. 4,171 147,487
Webster Financial Corp. 5,510 308,340
WesBanco, Inc. 3,965 137,863
White Mountains Insurance Group Ltd. 191 201,503
Wintrust Financial Corp. 3,469 307,007
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 15.8% (continued)
WSFS Financial Corp. 2,992 155,016
28,553,625
Health Care – 14.9%
1Life Healthcare, Inc.
(a)
7,151 154,891
Acadia Healthcare Co., Inc.
(a)
5,424 336,288
ACADIA Pharmaceuticals, Inc.
(a)
7,335 131,663
Accolade, Inc.
(a)(b)
3,476 138,310
AdaptHealth Corp., Class A
(a)
6,000 163,500
Adaptive Biotechnologies Corp.
(a)
6,645 222,009
Agios Pharmaceuticals, Inc.
(a)(b)
3,611 169,717
Alignment Healthcare, Inc.
(a)(b)
1,764 35,033
Alkermes PLC
(a)
9,811 297,175
Allakos, Inc.
(a)
2,139 215,141
Allogene Therapeutics, Inc.
(a)
4,596 79,235
Allscripts Healthcare Solutions, Inc.
(a)
7,520 103,626
ALX Oncology Holdings, Inc.
(a)(b)
1,304 73,076
American Well Corp., Class A
(a)(b)
10,821 97,389
Amicus Therapeutics, Inc.
(a)
14,369 150,875
AMN Healthcare Services, Inc.
(a)
2,851 281,394
Apellis Pharmaceuticals, Inc.
(a)
4,407 135,471
Arcus Biosciences, Inc.
(a)
2,809 93,933
Arena Pharmaceuticals, Inc.
(a)
3,700 212,343
Arvinas, Inc.
(a)
2,654 229,783
Atea Pharmaceuticals, Inc.
(a)(b)
3,275 38,121
AtriCure, Inc.
(a)
2,778 208,517
Aveanna Healthcare Holdings, Inc.
(a)
2,397 18,505
Axonics, Inc.
(a)
2,791 204,720
Axsome Therapeutics, Inc.
(a)(b)
1,768 68,068
Beam Therapeutics, Inc.
(a)
2,685 238,347
Berkeley Lights, Inc.
(a)
2,473 57,497
Biohaven Pharmaceutical Holding Co Ltd.
(a)
3,526 501,820
Bluebird Bio, Inc.
(a)
4,337 101,529
Blueprint Medicines Corp.
(a)
3,563 400,802
Brooklyn Immunotherapeutics, Inc.
(a)
1,729 14,731
Butterfly Network, Inc.
(a)
8,070 83,282
Caredx, Inc.
(a)
3,267 166,617
Certara, Inc.
(a)
5,704 235,632
Change Healthcare, Inc.
(a)
14,913 321,077
ChemoCentryx, Inc.
(a)(b)
2,808 97,746
CONMED Corp. 1,768 258,623
Corcept Therapeutics, Inc.
(a)
6,141 110,538
Covetrus, Inc.
(a)
6,264 126,470
Cryoport, Inc.
(a)(b)
2,863 233,449
Deciphera Pharmaceuticals, Inc.
(a)
2,504 83,609
Denali Therapeutics, Inc.
(a)
5,649 273,129
Dicerna Pharmaceuticals, Inc.
(a)
4,205 87,506
Eargo, Inc.
(a)(b)
1,353 11,906
Editas Medicine, Inc., Class A
(a)
4,077 149,707
Emergent BioSolutions, Inc.
(a)
2,953 140,770
Ensign Group, Inc. (The) 3,174 247,604
Envista Holdings Corp.
(a)
9,762 381,694
FibroGen, Inc.
(a)
5,450 60,604
Fulgent Genetics, Inc.
(a)(b)
1,167 96,768
Glaukos Corp.
(a)
2,909 132,970
Global Blood Therapeutics, Inc.
(a)
3,396 124,022
Globus Medical, Inc., Class A
(a)
4,723 364,474
Haemonetics Corp.
(a)
3,087 212,108
Halozyme Therapeutics, Inc.
(a)
8,696 331,057
Health Catalyst, Inc.
(a)
3,073 161,763
HealthEquity, Inc.
(a)
5,035 333,216
Hims & Hers Health, Inc.
(a)(b)
7,333 57,197

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 14.9% (continued)
ICU Medical, Inc.
(a)
1,209 283,063
Immunitybio, Inc.
(a)(b)
3,932 30,788
Inari Medical, Inc.
(a)
1,960 177,419
Innovage Holding Corp.
(a)
784 5,190
Inovalon Holdings, Inc., Class A
(a)
4,875 198,851
Insmed, Inc.
(a)
7,125 214,819
Inspire Medical Systems, Inc.
(a)
1,649 444,537
Instil Bio, Inc.
(a)(b)
1,060 21,592
Integer Holdings Corp.
(a)
1,997 179,770
Integra LifeSciences Holdings Corp.
(a)
4,453 295,946
Intellia Therapeutics, Inc.
(a)
4,157 552,798
Intra-Cellular Therapies, Inc.
(a)
4,483 193,083
Invitae Corp.
(a)(b)
12,200 323,300
Ionis Pharmaceuticals, Inc.
(a)
8,506 271,086
Iovance Biotherapeutics, Inc.
(a)
8,109 197,130
iRhythm Technologies, Inc.
(a)
1,730 121,342
Karuna Therapeutics, Inc.
(a)
1,349 189,373
Kodiak Sciences, Inc.
(a)(b)
2,056 240,737
Ligand Pharmaceuticals, Inc.
(a)
1,040 151,778
LivaNova PLC
(a)
3,225 247,422
Madrigal Pharmaceuticals, Inc.
(a)
720 55,980
Magellan Health, Inc.
(a)
1,457 138,167
Maravai Lifesciences Holdings, Inc., Class A
(a)
6,612 279,621
MEDNAX, Inc.
(a)
5,401 147,069
Medpace Holdings, Inc.
(a)
1,739 393,970
Merit Medical Systems, Inc.
(a)
3,096 208,237
Multiplan Corp.
(a)(b)
15,388 66,322
Myriad Genetics, Inc.
(a)
4,837 148,835
Nanostring Technologies, Inc.
(a)
2,840 137,172
Nektar Therapeutics, Class A
(a)
11,432 173,309
Neogen Corp.
(a)
6,453 273,026
NeoGenomics, Inc.
(a)(b)
7,490 344,540
Nevro Corp.
(a)
2,120 241,129
NuVasive, Inc.
(a)
3,126 166,803
Nuvation Bio, Inc.
(a)
6,930 63,548
Ocugen, Inc.
(a)(b)
12,434 147,219
Omnicell, Inc.
(a)
2,631 468,713
OPKO Health, Inc.
(a)
24,466 92,726
Option Care Health, Inc.
(a)
8,501 232,332
Organogenesis Holdings, Inc., Class A
(a)
3,875 42,548
Ortho-Clinical Diagnostics Holdings PLC, Class
A
(a)
6,987 138,133
Outset Medical, Inc.
(a)(b)
2,435 129,712
Owens & Minor, Inc. 4,712 169,067
Pacific Biosciences of California, Inc.
(a)
12,014 318,131
Pacira BioSciences, Inc.
(a)
2,753 143,927
Patterson Cos., Inc. 5,085 158,957
Perrigo Co. PLC 8,079 364,767
Phreesia, Inc.
(a)
3,105 219,027
Premier, Inc., Class A 7,472 291,034
Prestige Consumer Healthcare, Inc.
(a)
3,030 181,770
Privia Health Group, Inc.
(a)
1,258 32,331
Progyny, Inc.
(a)
4,214 258,866
PTC Therapeutics, Inc.
(a)
4,132 156,727
Quanterix Corp.
(a)
2,020 102,232
Quidel Corp.
(a)
2,286 303,512
R1 RCM, Inc.
(a)
8,057 174,837
Reata Pharmaceuticals, Inc., Class A
(a)(b)
1,669 160,241
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
1,577 30,200
Relay Therapeutics, Inc.
(a)(b)
4,545 151,121
REVOLUTION Medicines, Inc.
(a)(b)
3,714 109,303
Rocket Pharmaceuticals, Inc.
(a)(b)
2,788 82,831
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 14.9% (continued)
Rubius Therapeutics, Inc.
(a)
2,750 39,078
Sage Therapeutics, Inc.
(a)
3,107 125,399
Sana Biotechnology, Inc.
(a)(b)
5,144 106,687
Sarepta Therapeutics, Inc.
(a)
5,221 413,138
Schrodinger, Inc.
(a)
2,876 156,972
Seer, Inc., Class A
(a)(b)
2,114 78,049
Select Medical Holdings Corp. 6,406 212,807
Seres Therapeutics, Inc.
(a)(b)
4,224 25,682
Shockwave Medical, Inc.
(a)
2,141 457,532
Signify Health, Inc., Class A
(a)(b)
1,473 23,671
Silk Road Medical, Inc.
(a)
2,026 118,946
Sorrento Therapeutics, Inc.
(a)(b)
17,898 122,780
Springworks Therapeutics, Inc.
(a)
1,559 104,547
STAAR Surgical Co.
(a)
2,864 339,269
Surgery Partners, Inc.
(a)
1,916 78,824
Tandem Diabetes Care, Inc.
(a)
3,817 520,372
Tenet Healthcare Corp.
(a)
6,471 463,712
TG Therapeutics, Inc.
(a)(b)
8,122 253,569
Turning Point Therapeutics, Inc.
(a)
3,031 126,029
Twist Bioscience Corp.
(a)
2,986 354,737
Veracyte, Inc.
(a)
4,350 208,278
Vericel Corp.
(a)(b)
2,913 134,056
Vir Biotechnology, Inc.
(a)
4,510 170,162
Xencor, Inc.
(a)
3,660 144,790
Zentalis Pharmaceuticals, Inc.
(a)
2,199 176,888
26,851,037
Industrials – 16.1%
AAON, Inc. 2,566 183,854
ABM Industries, Inc. 4,086 179,825
Acuity Brands, Inc. 2,172 446,194
ADT, Inc. 8,436 70,441
Aerojet Rocketdyne Holdings, Inc. 4,530 199,365
AeroVironment, Inc.
(a)
1,398 124,576
Air Lease Corp., Class A 6,526 261,366
Albany International Corp., Class A 1,921 154,929
Allegiant Travel Co., Class A
(a)
917 160,723
Allison Transmission Holdings, Inc. 6,348 211,769
Altra Industrial Motion Corp. 3,974 207,244
APi Group Corp.
(a)
11,932 259,879
Applied Industrial Technologies, Inc. 2,364 230,443
Arcosa, Inc. 2,878 148,879
Armstrong World Industries, Inc. 2,875 303,744
Array Technologies, Inc.
(a)
7,159 152,845
ASGN, Inc.
(a)
3,192 381,955
Atkore, Inc.
(a)
2,775 262,321
Avis Budget Group, Inc.
(a)
2,858 495,320
Barnes Group, Inc. 2,915 122,255
Beacon Roofing Supply, Inc.
(a)
3,404 179,969
Bloom Energy Corp., Class A
(a)(b)
8,767 274,056
Boise Cascade Co. 2,469 139,795
Brady Corp., Class A 3,042 158,458
Brink's Co. (The) 3,029 208,637
BWX Technologies, Inc. 5,743 325,858
CACI International, Inc., Class A
(a)
1,423 409,312
Casella Waste Systems, Inc., Class A
(a)
3,063 265,623
Chart Industries, Inc.
(a)(b)
2,149 381,490
Cimpress PLC
(a)(b)
1,172 104,683
Clean Harbors, Inc.
(a)
3,018 339,646
Colfax Corp.
(a)(b)
7,843 404,856
Comfort Systems USA, Inc. 2,272 207,820
Crane Co. 3,039 313,868

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 16.1% (continued)
Curtiss-Wright Corp. 2,492 318,179
Desktop Metal, Inc., Class A
(a)(b)
9,146 63,930
Driven Brands Holdings, Inc.
(a)
3,323 107,898
Dycom Industries, Inc.
(a)
1,929 153,201
EMCOR Group, Inc. 3,248 394,599
EnerSys 2,593 207,544
ESCO Technologies, Inc. 1,582 133,774
Evoqua Water Technologies Corp.
(a)
7,330 306,614
Exponent, Inc. 3,169 363,801
Federal Signal Corp. 3,808 163,020
Flowserve Corp. 7,826 263,110
Fluor Corp.
(a)
8,660 168,350
Forward Air Corp. 1,638 164,717
Franklin Electric Co., Inc. 2,418 208,867
Frontier Group Holdings, Inc.
(a)
2,003 31,347
FTI Consulting, Inc.
(a)
2,057 296,043
FuelCell Energy, Inc.
(a)(b)
20,234 161,670
Gates Industrial Corp. PLC
(a)
5,845 96,092
GATX Corp. 2,162 205,066
Gibraltar Industries, Inc.
(a)
2,048 133,448
GrafTech International Ltd. 12,207 130,615
Healthcare Services Group, Inc. 4,689 89,982
Helios Technologies, Inc. 1,918 174,634
Herc Holdings, Inc. 1,508 274,516
Hexcel Corp.
(a)
5,035 285,686
Hillenbrand, Inc. 4,418 200,842
Hub Group, Inc., Class A
(a)
2,122 166,725
Hydrofarm Holdings Group, Inc.
(a)(b)
2,125 70,061
Insperity, Inc. 2,184 273,000
JELD-WEN Holding, Inc.
(a)
5,772 158,210
JetBlue Airways Corp.
(a)
19,388 272,014
John Bean Technologies Corp. 1,913 282,646
KAR Auction Services, Inc.
(a)
7,294 107,003
KBR, Inc. 8,543 362,565
Kennametal, Inc. 5,086 202,168
Kirby Corp.
(a)
3,656 191,611
Korn Ferry 3,381 261,047
Kratos Defense & Security Solutions, Inc.
(a)
7,763 166,051
Landstar System, Inc. 2,334 410,341
ManpowerGroup, Inc. 3,304 319,332
ManTech International Corp., Class A 1,730 149,161
Masonite International Corp.
(a)
1,422 170,654
Matson, Inc. 2,650 220,692
Maxar Technologies, Inc. 4,505 119,608
Mercury Systems, Inc.
(a)
3,521 181,472
Meritor, Inc.
(a)
4,436 107,972
Millerknoll, Inc. 4,611 179,460
Moog, Inc., Class A 1,729 130,591
MSA Safety, Inc. 2,210 338,196
MSC Industrial Direct Co., Inc., Class A 2,858 240,272
Mueller Industries, Inc. 3,584 188,662
Mueller Water Products, Inc., Class A 9,902 162,492
Nikola Corp.
(a)(b)
12,567 148,291
nVent Electric PLC 10,137 359,357
Parsons Corp.
(a)
1,642 56,879
Proto Labs, Inc.
(a)
1,651 98,746
RBC Bearings, Inc.
(a)
1,718 401,892
Regal Rexnord Corp. 4,124 628,209
Resideo Technologies, Inc.
(a)
8,793 216,835
Rush Enterprises, Inc., Class A 2,716 141,449
Ryder System, Inc. 3,271 277,871
Saia, Inc.
(a)
1,589 496,785
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 16.1% (continued)
Schneider National, Inc., Class B 2,175 54,244
Science Applications International Corp. 3,491 313,422
Shoals Technologies Group, Inc., Class A
(a)(b)
6,226 192,944
Simpson Manufacturing Co., Inc. 2,614 277,319
SkyWest, Inc.
(a)
3,147 135,415
Spirit AeroSystems Holdings, Inc., Class A 6,413 264,793
Spirit Airlines, Inc.
(a)
6,555 143,227
SPX Corp.
(a)
2,838 164,859
SPX FLOW, Inc. 2,492 186,177
Stericycle, Inc.
(a)
5,568 372,611
Sun Country Airlines Holdings, Inc.
(a)
1,849 55,988
Terex Corp. 4,246 190,221
Tetra Tech, Inc. 3,286 577,219
Timken Co. (The) 4,221 299,480
TriNet Group, Inc.
(a)
2,481 251,201
Trinity Industries, Inc. 5,060 141,933
Triton International Ltd. 4,172 259,457
UFP Industries, Inc. 3,771 308,581
UniFirst Corp. 906 179,352
Univar Solutions, Inc.
(a)
10,395 265,904
Upwork, Inc.
(a)
7,322 345,013
Valmont Industries, Inc. 1,284 306,825
Vicor Corp.
(a)
1,298 196,764
Virgin Galactic Holdings, Inc.
(a)(b)
10,726 201,112
Watts Water Technologies, Inc., Class A 1,659 315,243
Welbilt, Inc.
(a)
7,867 186,133
Werner Enterprises, Inc. 3,846 174,301
WESCO International, Inc.
(a)
2,702 350,071
Willscot Mobile Mini Holdings Corp., Class A
(a)
13,541 470,550
Zurn Water Solutions Corp. 7,309 265,170
29,073,392
Information Technology – 15.4%
3D Systems Corp.
(a)
7,639 215,114
8x8, Inc.
(a)
6,900 156,354
ACI Worldwide, Inc.
(a)
7,047 216,202
Advanced Energy Industries, Inc. 2,334 214,308
Aeva Technologies, Inc.
(a)
5,723 44,411
Alarm.com Holdings, Inc.
(a)
2,845 239,720
Allegro Microsystems, Inc.
(a)
3,379 112,723
Alliance Data Systems Corp. 3,034 258,649
Altair Engineering, Inc., Class A
(a)
2,877 223,802
Alteryx, Inc., Class A
(a)
3,618 264,801
Ambarella, Inc.
(a)
2,200 408,826
Amkor Technology, Inc. 6,075 133,164
Appfolio, Inc., Class A
(a)
1,145 150,785
Appian Corp., Class A
(a)(b)
2,408 239,379
Asana, Inc., Class A
(a)
4,728 642,062
Avaya Holdings Corp.
(a)
5,113 95,204
Avnet, Inc. 6,052 230,642
Badger Meter, Inc. 1,775 181,494
BigCommerce Holdings, Inc., Series 1
(a)(b)
3,580 165,432
Blackbaud, Inc.
(a)
2,616 185,762
Blackline, Inc.
(a)(b)
3,242 411,313
Box, Inc., Class A
(a)
9,443 243,913
BTRS Holdings, Inc.
(a)
4,409 37,873
C3.ai, Inc., Class A
(a)(b)
4,262 192,301
Calix, Inc.
(a)
3,281 205,358
CDK Global, Inc. 7,358 320,220
Cerence, Inc.
(a)(b)
2,312 243,061
Cirrus Logic, Inc.
(a)
3,471 280,492
CMC Materials, Inc. 1,782 228,755

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 15.4% (continued)
Coherent, Inc.
(a)
1,496 380,582
CommScope Holding Co, Inc.
(a)
12,344 132,204
CommVault Systems, Inc.
(a)
2,798 172,077
Corsair Gaming, Inc.
(a)(b)
2,057 50,294
Datto Holding Corp.
(a)(b)
1,695 40,511
Digital Turbine, Inc.
(a)
5,291 455,343
Digitalocean Holdings, Inc.
(a)(b)
1,074 104,812
Diodes, Inc.
(a)
2,754 264,632
Dolby Laboratories, Inc., Class A 3,972 350,926
Duck Creek Technologies, Inc.
(a)(b)
4,641 146,192
Envestnet, Inc.
(a)
3,316 276,886
Everbridge, Inc.
(a)(b)
2,335 371,989
EVERTEC, Inc. 3,633 164,248
ExlService Holdings, Inc.
(a)
2,004 245,751
Fabrinet
(a)
2,243 215,328
Fastly, Inc., Class A
(a)(b)
6,418 324,815
FormFactor, Inc.
(a)
4,699 186,926
II-VI, Inc.
(a)
6,371 385,509
Insight Enterprises, Inc.
(a)
2,092 198,112
InterDigital, Inc. 1,874 125,464
Itron, Inc.
(a)
2,751 213,945
Jamf Holding Corp.
(a)(b)
3,389 161,486
JFrog Ltd.
(a)
2,623 85,746
Kulicke & Soffa Industries, Inc. 3,724 212,268
Lattice Semiconductor Corp.
(a)
8,277 574,755
Littelfuse, Inc. 1,499 441,530
LivePerson, Inc.
(a)(b)
3,946 203,258
LiveRamp Holdings, Inc.
(a)
4,143 221,692
Lumentum Holdings, Inc.
(a)
4,616 381,189
MACOM Technology Solutions Holdings, Inc.
(a)
2,932 204,712
Mandiant, Inc.
(a)
14,584 254,345
Marathon Digital Holdings, Inc.
(a)(b)
6,150 321,276
MAXIMUS, Inc. 3,712 313,924
MaxLinear, Inc., Class A
(a)
4,303 271,089
McAfee Corp., Class A 4,567 97,597
Microstrategy, Inc., Class A
(a)(b)
469 335,363
Microvision, Inc.
(a)(b)
9,911 75,423
Mimecast Ltd.
(a)
3,722 280,788
Momentive Global, Inc.
(a)
7,915 181,412
National Instruments Corp. 8,088 343,497
Ncino, Inc.
(a)(b)
3,431 249,296
NCR Corp.
(a)
7,908 312,682
New Relic, Inc.
(a)
3,572 289,904
Novanta, Inc.
(a)
2,138 368,933
Nutanix, Inc., Class A
(a)
12,379 424,724
Onto Innovation, Inc.
(a)
2,997 237,392
PagerDuty, Inc.
(a)
4,536 189,378
Ping Identity Holding Corp.
(a)
3,044 86,237
Plexus Corp.
(a)
1,703 148,706
Power Integrations, Inc. 3,670 378,781
Pure Storage, Inc., Class A
(a)
16,222 435,723
Q2 Holdings, Inc.
(a)(b)
3,440 269,902
Qualtrics International, Inc., Class A
(a)
3,872 179,351
Qualys, Inc.
(a)
2,010 250,205
Rackspace Technology, Inc.
(a)(b)
3,867 51,392
Rapid7, Inc.
(a)(b)
3,400 437,750
Riot Blockchain, Inc.
(a)(b)
4,869 132,534
Rogers Corp.
(a)
1,139 229,076
Sabre Corp.
(a)(b)
19,625 203,708
Sailpoint Technologies Holdings, Inc.
(a)(b)
5,653 271,231
Sanmina Corp.
(a)
4,066 153,492
Semtech Corp.
(a)
3,908 332,297
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 15.4% (continued)
Shift4 Payments, Inc., Class A
(a)(b)
2,881 181,878
Silicon Laboratories, Inc.
(a)
2,478 467,747
Solarwinds Corp. 3,014 48,525
Sprout Social, Inc., Class A
(a)
2,728 348,311
SPS Commerce, Inc.
(a)
2,163 330,355
Sunpower Corp., Class A
(a)(b)
5,113 172,104
Switch, Inc., Class A 7,740 195,667
Synaptics, Inc.
(a)
2,133 415,018
SYNNEX Corp. 2,498 262,290
Telos Corp.
(a)
3,207 83,093
Tenable Holdings, Inc.
(a)
5,501 292,928
Teradata Corp.
(a)
6,633 375,162
TTEC Holdings, Inc. 1,156 109,115
Ultra Clean Holdings, Inc.
(a)
2,749 136,268
Varonis Systems, Inc., Class B
(a)
6,487 419,968
Velodyne Lidar, Inc.
(a)(b)
5,984 36,502
Verint Systems, Inc.
(a)
3,954 184,256
Verra Mobility Corp., Class A
(a)
8,070 120,082
ViaSat, Inc.
(a)
4,516 269,560
Viavi Solutions, Inc.
(a)
13,907 214,168
Vishay Intertechnology, Inc. 8,026 154,260
Vonage Holdings Corp.
(a)
15,416 248,506
Vontier Corp. 10,239 346,385
Workiva, Inc., Class A
(a)
2,616 391,223
Xerox Holdings Corp. 8,528 151,798
27,897,879
Materials – 5.4%
Alcoa Corp. 11,366 522,268
Allegheny Technologies, Inc.
(a)
7,994 128,703
Amyris, Inc.
(a)(b)
11,703 173,439
Arconic Corp.
(a)
6,708 197,349
Ashland Global Holdings, Inc. 3,429 329,218
Avient Corp. 5,559 299,519
Balchem Corp. 1,946 297,913
Cabot Corp. 3,455 184,324
Chemours Co. (The) 9,915 277,818
Commercial Metals Co. 7,335 236,040
Compass Minerals International, Inc. 2,029 133,102
Danimer Scientific, Inc.
(a)(b)
4,620 68,191
Diversey Holdings Ltd.
(a)
2,825 49,155
Domtar Corp.
(a)
3,153 172,122
Eagle Materials, Inc. 2,531 375,499
Element Solutions, Inc. 13,092 297,319
Graphic Packaging Holding Co. 17,042 339,647
Greif, Inc., Class A 1,617 104,588
HB Fuller Co. 3,197 225,421
Hecla Mining Co. 32,661 188,781
Huntsman Corp. 12,853 418,751
Ingevity Corp.
(a)
2,373 184,880
Innospec, Inc. 1,545 139,993
Livent Corp.
(a)(b)
9,996 282,087
Louisiana-Pacific Corp. 5,792 341,323
Minerals Technologies, Inc. 1,975 140,107
MP Materials Corp.
(a)(b)
4,540 153,679
NewMarket Corp. 439 149,264
O-I Glass, Inc., Class I
(a)
9,886 129,012
Olin Corp. 8,734 497,663
Pactiv Evergreen, Inc. 2,991 41,605
Purecycle Technologies, Inc.
(a)(b)
4,639 62,116
Quaker Chemical Corp.
(b)
824 202,572
Sensient Technologies Corp. 2,520 240,912

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 5.4% (continued)
Silgan Holdings, Inc. 5,207 209,321
Sonoco Products Co. 5,960 345,382
Stepan Co. 1,337 160,467
Summit Materials, Inc., Class A
(a)
7,178 255,896
Trinseo PLC 2,430 136,226
Tronox Holdings PLC 6,914 161,235
U.S. Steel Corp.
(b)
16,284 429,735
Valvoline, Inc. 10,951 371,896
Worthington Industries, Inc. 2,071 112,497
Zymergen, Inc.
(a)(b)
1,147 12,158
9,779,193
Real Estate – 8.1%
Agree Realty Corp.
(c)
4,179 296,960
American Campus Communities, Inc.
(c)
8,406 451,570
Apple Hospitality REIT, Inc.
(c)
13,045 204,937
Brandywine Realty Trust
(c)
10,677 141,470
Brixmor Property Group, Inc.
(c)
18,074 423,654
CareTrust REIT, Inc.
(c)
5,761 119,541
CoreSite Realty Corp.
(c)
2,693 383,645
Corporate Office Properties Trust
(c)
6,838 185,446
Cousins Properties, Inc.
(c)
8,988 356,015
Cushman & Wakefield PLC
(a)
9,236 169,850
DiamondRock Hospitality Co.
(a)(c)
13,200 119,328
Digitalbridge Group, Inc.
(a)(c)
30,524 204,511
Douglas Emmett, Inc.
(c)
11,101 362,781
EastGroup Properties, Inc.
(c)
2,514 497,219
EPR Properties
(c)
4,533 227,602
Equity Commonwealth
(a)(c)
7,490 194,216
Essential Properties Realty Trust, Inc.
(c)
7,162 213,356
eXp World Holdings, Inc.
(b)
4,057 209,341
First Industrial Realty Trust, Inc.
(c)
7,880 458,852
Four Corners Property Trust, Inc.
(c)
4,572 132,588
Healthcare Realty Trust, Inc.
(c)
8,882 293,639
Healthcare Trust of America, Inc., Class A
(c)
13,313 444,521
Highwoods Properties, Inc.
(c)
6,234 279,532
Howard Hughes Corp. (The)
(a)
2,496 217,476
Hudson Pacific Properties, Inc.
(c)
9,241 237,956
Innovative Industrial Properties, Inc., Class A
(c)
1,451 381,744
JBG SMITH Properties
(c)
7,121 205,512
Kennedy-Wilson Holdings, Inc. 7,502 167,820
Lexington Realty Trust, Class B
(c)
16,846 245,446
Life Storage, Inc.
(c)
4,757 636,534
National Health Investors, Inc.
(c)
2,758 148,325
National Storage Affiliates Trust
(c)
5,130 320,420
Outfront Media, Inc.
(c)
8,822 219,580
Paramount Group, Inc.
(c)
10,393 88,133
Park Hotels & Resorts, Inc.
(a)(c)
14,165 262,477
Pebblebrook Hotel Trust
(c)
7,952 178,602
Physicians Realty Trust
(c)
13,176 250,476
Piedmont Office Realty Trust, Inc., Class A
(c)
7,754 137,711
PotlatchDeltic Corp.
(c)
4,065 212,477
PS Business Parks, Inc.
(c)
1,217 216,261
Rayonier, Inc.
(c)
8,572 319,993
Redfin Corp.
(a)(b)
6,371 327,087
Rexford Industrial Realty, Inc.
(c)
8,318 558,970
RLJ Lodging Trust
(c)
10,332 148,987
Ryman Hospitality Properties, Inc.
(a)(c)
3,289 281,341
Sabra Health Care REIT, Inc.
(c)
13,504 191,082
Safehold, Inc.
(c)
799 59,685
SITE Centers Corp.
(c)
11,034 175,330
SL Green Realty Corp.
(b)(c)
4,168 292,052
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 8.1% (continued)
Spirit Realty Capital, Inc.
(c)
7,215 353,030
St Joe Co. (The) 1,958 92,065
STAG Industrial, Inc.
(c)
9,845 428,553
Sunstone Hotel Investors, Inc.
(a)(c)
13,571 167,466
Terreno Realty Corp.
(c)
4,277 312,777
Uniti Group, Inc.
(c)
14,049 201,041
Urban Edge Properties
(c)
6,888 120,747
Xenia Hotels & Resorts, Inc.
(a)(c)
7,142 127,128
14,654,858
Utilities – 2.8%
ALLETE, Inc. 3,270 201,236
American States Water Co. 2,246 204,027
Avista Corp. 4,241 168,834
Black Hills Corp. 3,860 256,227
California Water Service Group 3,193 194,390
Clearway Energy, Inc., Class A 2,289 75,514
Clearway Energy, Inc., Class C 5,014 177,897
Hawaiian Electric Industries, Inc. 6,560 266,074
IDACORP, Inc. 3,059 319,115
Macquarie Infrastructure Holdings LLC 4,498 16,598
MDU Resources Group, Inc. 12,210 375,213
MGE Energy, Inc. 2,214 168,020
National Fuel Gas Co. 5,485 315,003
New Jersey Resources Corp. 5,790 218,920
NorthWestern Corp. 3,174 180,474
ONE Gas, Inc. 3,254 218,994
Ormat Technologies, Inc.
(b)
2,725 197,099
PNM Resources, Inc. 5,145 255,964
Portland General Electric Co. 5,377 265,140
SJW Group 1,704 112,328
South Jersey Industries, Inc.
(b)
7,041 160,253
Southwest Gas Holdings, Inc. 3,618 250,546
Spire, Inc. 3,144 197,317
Sunnova Energy International, Inc.
(a)
5,713 254,571
5,049,754
Total Common Stocks (cost $162,899,719) 180,405,005
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $353,878) 353,878 353,878
Investment of Cash Collateral for Securities Loaned – 2.6%
Registered Investment Companies – 2.6%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $4,718,610) 4,718,610 4,718,610
Total Investments (cost $167,972,207) 102.6% 185,477,493
Liabilities, Less Cash and Receivables (2.6)% (4,667,744)
Net Assets 100.0% 180,809,749
REIT—Real Estate Investment Trust

(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2021, the value of the fund’s securities on loan was $13,042,448 and the value of the collateral was $13,299,852, consisting of cash collateral of $4,718,610 and U.S. Government & Agency securities valued at $8,581,242. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:
(e)
The rate shown is the 1-day yield as of October 31, 2021.
See Notes to Financial Statements
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 53,434 6,095,006 (5,794,562) — — 353,878 0.2 20
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 696,717 21,508,494 (17,486,601) — — 4,718,610 2.6 37,784
2
Total 750,151 27,603,500 (23,281,163) — — 5,072,488 2.8 37,804
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Industrials 16.1
Financials 15.8
Information Technology 15.4
Health Care 14.9
Consumer Discretionary 12.2
Real Estate 8.1
Materials 5.4
Communication Services 3.3
Energy 3.0
Consumer Staples 2.8
Registered Investment Companies 2.8
Utilities 2.8
102.6
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
Russell 2000 E-mini 1 12/17/2021 113,250 114,765 1,515

STATEMENT OF INVESTMENTS
October 31, 2021
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 98.9%
Australia – 6.5%
Afterpay Ltd.
(a)
1,418 131,311
APA Group 5,563 34,263
Aristocrat Leisure Ltd. 3,605 126,396
ASX Ltd. 1,014 63,229
Australia & New Zealand Banking Group Ltd. 14,459 305,605
BHP Group Ltd. 15,327 421,113
BHP Group PLC 11,851 314,336
BlueScope Steel Ltd. 2,060 31,905
Brambles Ltd. 7,979 60,170
Cochlear Ltd. 374 61,924
Coles Group Ltd. 6,705 86,319
Commonwealth Bank of Australia 9,350 735,145
CSL Ltd. 2,458 554,766
Dexus
(b)
5,823 47,542
Fortescue Metals Group Ltd. 6,863 71,806
Glencore PLC 61,196 306,388
Goodman Group
(b)
8,995 147,960
Insurance Australia Group Ltd. 34,491 124,350
Macquarie Group Ltd. 1,400 208,026
Mirvac Group
(b)
21,242 44,993
National Australia Bank Ltd. 17,833 384,552
Newcrest Mining Ltd. 4,894 91,493
Northern Star Resources Ltd. 7,609 52,808
QBE Insurance Group Ltd. 8,116 72,115
Ramsay Health Care Ltd. 1,350 71,405
REA Group Ltd. 318 38,249
Rio Tinto Ltd. 1,390 94,265
Rio Tinto PLC 3,989 249,364
Santos Ltd. 10,341 54,215
Scentre Group
(b)
30,058 68,181
Seek Ltd. 43 1,056
Sonic Healthcare Ltd. 2,589 77,842
South32 Ltd. 27,583 73,962
Stockland
(b)
12,299 42,032
Suncorp Group Ltd. 6,764 59,543
Sydney Airport
(a)
6,705 41,246
Tabcorp Holdings Ltd. 9,428 35,124
Telstra Corp. Ltd. 23,489 67,395
Transurban Group 15,161 153,047
Wesfarmers Ltd. 6,463 277,912
Westpac Banking Corp. 19,615 378,192
Wisetech Global Ltd. 966 37,062
Woodside Petroleum Ltd. 3,916 68,415
Woolworths Group Ltd. 7,071 202,244
6,569,266
Austria – 0.3%
Erste Group Bank AG 1,628 69,896
Mondi PLC 2,342 58,588
OMV AG 856 51,908
Raiffeisen Bank International AG 733 21,461
Verbund AG 375 39,101
Voestalpine AG 459 17,444
258,398
Belgium – 0.9%
Ageas SA/NV 682 33,227
Anheuser-Busch InBev SA/NV 5,960 363,965
Groupe Bruxelles Lambert SA 567 65,780
KBC Group NV 1,999 186,363
Sofina SA 105 46,466
Solvay SA, Class A 267 31,764
UCB SA 871 103,921
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Belgium – 0.9% (continued)
Umicore SA 1,140 65,409
896,895
Brazil – 0.2%
Wheaton Precious Metals Corp. 2,561 103,221
Yara International ASA 959 49,972
153,193
Canada – 9.1%
Agnico Eagle Mines Ltd. 1,289 68,311
Alimentation Couche-Tard, Inc., Class A 364 13,831
Alimentation Couche-Tard, Inc., Class B 4,472 167,472
Bank of Montreal 3,579 387,972
Bank of Nova Scotia (The) 6,796 444,861
Barrick Gold Corp. 6,580 120,553
BCE, Inc. 1,608 82,647
Brookfield Asset Management, Inc., Class A 7,810 470,786
Canadian Imperial Bank of Commerce 2,503 303,235
Canadian National Railway Co. 3,488 462,834
Canadian Natural Resources Ltd. 6,916 293,479
Canadian Pacific Railway Ltd. 3,264 252,236
Cenovus Energy, Inc. 5,810 69,370
CGI, Inc., Class A
(a)
1,358 121,125
Constellation Software, Inc. 108 189,503
Dollarama, Inc. 2,095 94,546
Enbridge, Inc. 11,111 464,680
Fortis, Inc., Class Common Subscription Receipt 2,608 115,909
Franco-Nevada Corp. 1,069 152,293
George Weston Ltd. 391 42,180
Great-West Lifeco, Inc., Class Common
Subscription Receipt 1,458 42,827
Hydro One Ltd.
(c)
2,400 57,253
Imperial Oil Ltd. 762 25,758
Intact Financial Corp., Class Common
Subscription Receipt 773 103,464
Loblaw Cos. Ltd. 942 70,736
Magna International, Inc. 1,544 125,396
Manulife Financial Corp., Class Common
Subscription Receipt 10,923 212,459
National Bank of Canada 1,824 150,770
Nutrien Ltd. 3,227 225,191
Pembina Pipeline Corp. 3,009 99,454
Power Corp. of Canada 2,900 96,437
Restaurant Brands International, Inc. 1,689 95,477
Rogers Communications, Inc., Class B 2,005 93,105
Royal Bank of Canada 7,778 808,327
Shaw Communications, Inc., Class B 2,372 68,201
Shopify, Inc., Class A
(a)
624 909,669
Sun Life Financial, Inc. 3,156 179,575
Suncor Energy, Inc. 9,161 240,564
TC Energy Corp. 5,223 282,102
TELUS Corp. 2,260 51,762
Thomson Reuters Corp. 939 112,774
Toronto-Dominion Bank (The) 9,933 719,923
9,089,047
Chile – 0.0%
Antofagasta PLC 1,862 36,384
China – 0.5%
China Evergrande New Energy Vehicle Group
Ltd.
(a)
23,500 11,298
Chow Tai Fook Jewellery Group Ltd. 10,600 21,693
Prosus NV 4,577 403,664

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
China – 0.5% (continued)
Wilmar International Ltd. 18,500 59,266
495,921
Denmark – 2.3%
AP Moller - Maersk A/S, Class A 24 65,784
AP Moller - Maersk A/S, Class B 32 92,565
Carlsberg A/S, Class B 600 99,077
Coloplast A/S, Class B 600 97,910
Danske Bank A/S 3,874 65,628
DSV A/S 1,154 268,468
Genmab A/S
(a)
375 168,239
Novo Nordisk A/S, Class B 9,150 1,002,488
Novozymes A/S, Class B 962 70,814
Orsted A/S
(c)
987 139,413
Vestas Wind Systems A/S 5,358 231,962
2,302,348
Finland – 1.2%
Elisa OYJ 854 51,569
Fortum OYJ 2,345 69,744
Kesko OYJ, Class A 544 16,620
Kesko OYJ, Class B 1,323 43,007
Kone OYJ, Class B 2,110 143,968
Metso Outotec OYJ 3,073 30,868
Neste OYJ 2,425 135,237
Nokia OYJ
(a)
32,366 186,154
Nordea Bank Abp 18,075 221,105
Sampo OYJ, Class A 2,777 147,829
Stora ENSO OYJ, Class A 406 7,588
Stora ENSO OYJ, Class R 3,298 54,883
UPM-Kymmene OYJ 2,988 105,534
1,214,106
France – 9.1%
Adevinta ASA, Class B
(a)
548 9,008
Air Liquide SA 2,584 431,326
Airbus SE
(a)
3,369 431,204
Alstom SA 1,778 63,333
Amundi SA
(c)
326 29,068
AXA SA 11,474 334,082
bioMerieux 204 25,980
BNP Paribas SA 6,398 428,696
Bollore SA 3,232 18,739
Bouygues SA 1,419 57,475
Bureau Veritas SA 1,123 35,687
Capgemini SE 886 206,398
Carrefour SA 3,316 60,075
CIE de Saint-Gobain 3,069 211,533
CIE Generale des Etablissements Michelin SCA 1,017 159,708
Credit Agricole SA 7,156 107,988
Danone SA 3,678 239,846
Dassault Systemes Se 3,849 224,405
Edenred 1,329 71,932
Electricite de France SA 2,509 36,962
Engie SA 10,269 146,123
EssilorLuxottica SA 1,645 340,567
Hermes International 202 320,374
Kering SA 407 305,303
Legrand SA 1,493 162,825
L'Oreal SA 1,329 607,427
LVMH Moet Hennessy Louis Vuitton SE 1,435 1,124,594
Orange SA 9,935 108,477
Pernod Ricard SA 1,128 259,378
Publicis Groupe SA 1,021 68,459
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
France – 9.1% (continued)
Safran SA 1,892 254,071
Sanofi 6,300 630,133
Sartorius Stedim Biotech 136 74,947
Societe Generale SA 4,406 147,025
Sodexo SA
(a)
437 42,480
Suez SA 2,029 46,222
Teleperformance 337 140,826
Thales SA 677 62,410
Totalenergies SE 13,022 653,573
Veolia Environnement SA 3,338 109,050
Vinci SA 2,792 298,451
Worldline SA
(a)(c)
1,193 69,555
9,155,715
Germany – 7.0%
Adidas AG 1,020 334,406
Allianz SE 1,891 440,188
BASF SE 4,729 340,836
Bayer AG 5,320 299,640
Bayerische Motoren Werke AG 1,809 182,634
Beiersdorf AG 565 60,088
Brenntag SE 842 80,135
Carl Zeiss Meditec AG 164 33,014
Continental AG
(a)
620 72,840
Daimler AG 4,300 426,657
Deutsche Bank AG
(a)
11,026 142,221
Deutsche Boerse AG 986 163,854
Deutsche Post AG 5,442 337,056
Deutsche Telekom AG 18,057 335,973
Deutsche Wohnen SE 322 16,504
E.ON SE 12,267 155,673
Evonik Industries AG 908 29,443
Fresenius Medical Care AG & Co. KGaA 1,053 70,020
Fresenius SE & Co. KGaA 1,842 83,699
Hannover Rueck SE 349 63,813
HeidelbergCement AG 702 52,919
Hellofresh SE
(a)
928 75,175
Henkel AG & Co. KGaA 536 44,723
Infineon Technologies AG 7,257 339,244
Merck KGaA 732 172,979
MTU Aero Engines AG 274 60,992
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 815 241,637
Puma SE 579 71,896
RWE AG 3,405 131,098
SAP SE 6,022 873,349
Siemens AG 4,757 772,246
Siemens Energy AG
(a)
2,168 62,271
Siemens Healthineers AG
(c)
1,497 99,544
Symrise AG, Class A 728 100,718
Uniper SE 433 19,147
Vonovia SE 3,104 188,442
Zalando SE
(a)(c)
684 64,575
7,039,649
Hong Kong – 2.3%
AIA Group Ltd. 64,800 731,796
CK Asset Holdings Ltd. 12,500 77,211
CK Infrastructure Holdings Ltd. 1,500 9,043
CLP Holdings Ltd. 9,000 88,102
Hang Seng Bank Ltd.
(d)
3,100 58,979
Henderson Land Development Co. Ltd.
(d)
4,000 16,763
Hong Kong & China Gas Co. Ltd. 53,507 83,228

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Hong Kong – 2.3% (continued)
Hong Kong Exchanges & Clearing Ltd. 7,200 435,755
Jardine Matheson Holdings Ltd. 1,500 86,895
Link REIT
(b)
11,213 99,459
MTR Corp. Ltd.
(d)
11,000 59,956
New World Development Co. Ltd. 5,250 22,777
Power Assets Holdings Ltd. 11,500 70,147
Sun Hung KAI Properties Ltd. 8,500 113,092
Swire Properties Ltd. 9,800 26,267
Techtronic Industries Co. Ltd. 11,500 236,681
Wharf Real Estate Investment Co. Ltd.
(d)
17,000 95,937
2,312,088
Ireland – 0.5%
CRH PLC 3,199 153,561
Flutter Entertainment PLC
(a)
851 161,116
Kerry Group PLC, Class A 818 109,904
Kingspan Group PLC 801 92,362
516,943
Israel – 0.3%
Azrieli Group Ltd. 192 17,966
Bank Hapoalim BM 68 670
Bank Leumi Le-Israel BM 8,311 79,428
Elbit Systems Ltd. 133 20,981
ICL Group Ltd. 2,725 23,350
Mizrahi Tefahot Bank Ltd. 716 26,060
Nice Ltd.
(a)
353 99,542
Teva Pharmaceutical Industries Ltd.
(a)
6,012 53,134
321,131
Italy – 1.8%
Assicurazioni Generali SpA 6,807 148,489
Atlantia SpA
(a)
2,822 54,555
Davide Campari-Milano NV 2,986 42,434
ENEL SpA 42,881 359,079
ENI SpA 14,432 207,165
Ferrari NV 663 157,288
Finecobank Banca Fineco SpA
(a)
3,227 61,674
Infrastrutture Wireless Italiane SpA
(c)
713 7,885
Intesa Sanpaolo SpA 97,691 277,827
Moncler SpA 1,018 73,182
Nexi SpA
(a)(c)
1,920 33,384
Poste Italiane SpA
(c)
2,457 35,087
Recordati Industria Chimica e Farmaceutica SpA 645 40,397
Snam SpA 12,241 69,370
Telecom Italia SpA 101,096 36,046
Terna Rete Elettrica Nazionale SpA 7,941 59,200
UniCredit SpA 11,847 156,622
1,819,684
Japan – 22.2%
Advantest Corp. 1,700 139,101
AEON Co. Ltd. 5,300 121,687
AGC, Inc. 1,400 69,616
Aisin Corp. 400 14,611
Ajinomoto Co., Inc. 3,000 89,612
ANA Holdings, Inc.
(a)
500 11,633
Asahi Group Holdings Ltd. 2,700 122,113
Asahi Kasei Corp. 7,900 82,897
Astellas Pharma, Inc. 10,600 178,208
Bandai Namco Holdings, Inc. 1,900 144,752
Bridgestone Corp. 3,000 132,050
Canon, Inc. 5,700 127,872
Capcom Co. Ltd. 400 10,734
Central Japan Railway Co. 1,700 251,962
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Japan – 22.2% (continued)
Chubu Electric Power Co., Inc. 5,000 51,699
Chugai Pharmaceutical Co. Ltd. 1,400 52,145
Cyberagent, Inc. 2,500 41,657
Daifuku Co. Ltd. 300 27,494
Dai-ichi Life Holdings, Inc. 5,700 120,049
Daiichi Sankyo Co. Ltd. 10,100 253,950
Daikin Industries Ltd. 2,000 436,571
Daito Trust Construction Co. Ltd. 200 24,766
Daiwa House Industry Co. Ltd. 4,600 151,323
Daiwa Securities Group, Inc. 8,300 46,492
Denso Corp. 2,800 201,924
Dentsu Group, Inc. 2,100 76,799
Disco Corp. 100 26,836
East Japan Railway Co. 2,100 130,540
Eisai Co. Ltd. 1,900 133,754
ENEOS Holdings, Inc. 18,700 75,374
FANUC Corp. 1,600 313,054
Fast Retailing Co. Ltd. 200 132,445
Fujifilm Holdings Corp. 2,500 192,962
Fujitsu Ltd. 1,400 240,956
GMO Payment Gateway, Inc. 200 25,328
Hamamatsu Photonics KK 400 23,644
Hankyu Hanshin Holdings, Inc. 600 18,549
Hikari Tsushin, Inc. 100 15,391
Hitachi Ltd. 5,400 310,385
Hitachi Metals Ltd.
(a)
500 9,458
Honda Motor Co. Ltd. 9,500 279,022
Hoya Corp. 2,300 337,360
Hulic Co. Ltd. 9,500 91,063
INPEX Corp. 5,700 47,590
Isuzu Motors Ltd. 3,100 41,569
ITOCHU Corp. 8,000 227,459
ITOCHU Techno-Solutions Corp. 1,600 50,375
Japan Airlines Co. Ltd.
(a)
400 8,598
Japan Exchange Group, Inc. 4,100 96,850
Japan Post Holdings Co. Ltd. 8,300 63,692
Japan Post Insurance Co. Ltd. 200 3,245
Japan Real Estate Investment Corp.
(b)
4 24,486
Japan Tobacco, Inc. 5,900 115,672
JFE Holdings, Inc. 2,700 41,272
Kansai Electric Power Co., Inc. (The) 3,000 27,573
KAO Corp. 2,300 129,720
KDDI Corp. 8,500 262,995
KEIO Corp. 300 15,102
Keyence Corp. 1,500 901,250
Kikkoman Corp. 1,700 138,952
Kirin Holdings Co. Ltd. 5,300 92,079
Kobayashi Pharmaceutical Co. Ltd. 200 15,979
Kobe Bussan Co. Ltd. 400 13,734
Koito Manufacturing Co. Ltd. 1,500 84,718
Komatsu Ltd. 5,400 140,488
Konami Holdings Corp. 2,400 131,761
Kubota Corp. 7,500 159,340
Kyocera Corp. 2,300 134,238
Kyowa Kirin Co. Ltd. 2,100 68,880
Lasertec Corp. 300 65,854
Lixil Corp. 2,100 53,851
M3, Inc. 2,500 147,073
Makita Corp. 2,100 96,929
Marubeni Corp. 10,300 86,826
MEIJI Holdings Co. Ltd. 300 18,917
Mercari, Inc.
(a)
400 21,574

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Japan – 22.2% (continued)
Minebea Mitsumi, Inc. 2,600 65,556
Misumi Group, Inc. 2,200 91,839
Mitsubishi Chemical Holdings Corp. 8,000 66,140
Mitsubishi Corp. 8,000 253,418
Mitsubishi Electric Corp. 13,000 173,865
Mitsubishi Estate Co. Ltd. 8,000 121,237
Mitsubishi HC Capital, Inc. 2,200 10,998
Mitsubishi Heavy Industries Ltd. 2,400 61,229
Mitsubishi UFJ Financial Group, Inc. 71,500 390,342
Mitsui & Co. Ltd. 8,600 195,494
Mitsui Fudosan Co. Ltd. 5,500 125,339
Mizuho Financial Group, Inc. 13,860 182,936
Monotaro Co. Ltd. 2,300 52,041
MS&AD Insurance Group Holdings, Inc. 2,700 87,281
Murata Manufacturing Co. Ltd. 3,100 235,249
NEC Corp. 2,100 107,187
Nexon Co. Ltd. 2,600 44,031
Nidec Corp. 2,900 319,693
Nihon M&A Center Holdings, Inc. 1,500 45,845
Nintendo Co. Ltd. 300 132,076
Nippon Building Fund, Inc.
(b)
14 90,857
Nippon Paint Holdings Co. Ltd. 7,800 83,387
Nippon ProLogis REIT, Inc.
(b)
21 70,077
Nippon Sanso Holdings Corp. 2,100 49,450
Nippon Steel Corp. 5,400 94,669
Nippon Telegraph & Telephone Corp. 7,600 212,487
Nissan Chemical Corp. 400 22,206
Nissan Motor Co. Ltd.
(a)
13,400 67,855
Nissin Foods Holdings Co. Ltd. 100 7,639
Nitori Holdings Co. Ltd. 300 54,870
Nitto Denko Corp. 1,600 124,604
Nomura Holdings, Inc. 16,300 78,623
Nomura Research Institute Ltd. 2,400 95,558
NTT Data Corp. 3,000 60,066
OBIC Co. Ltd. 200 36,816
Odakyu Electric Railway Co. Ltd. 1,800 38,881
Olympus Corp. 7,600 163,997
Omron Corp. 1,800 171,594
ONO Pharmaceutical Co. Ltd. 2,700 56,486
Oriental Land Co. Ltd. 1,800 283,201
ORIX Corp. 7,700 152,278
Otsuka Corp. 300 14,734
Otsuka Holdings Co. Ltd. 2,900 114,296
Pan Pacific International Holdings Corp. 4,100 85,793
Panasonic Corp. 13,400 163,644
Rakuten Group, Inc. 5,300 58,101
Recruit Holdings Co. Ltd. 10,000 664,065
Renesas Electronics Corp.
(a)
9,500 116,808
Resona Holdings, Inc. 13,500 50,673
Ricoh Co. Ltd. 3,000 29,099
ROHM Co. Ltd. 400 36,413
Secom Co. Ltd. 600 40,723
Sekisui Chemical Co. Ltd. 2,600 42,526
Sekisui House Ltd. 4,800 99,410
Seven & i Holdings Co. Ltd. 4,900 205,497
SG Holdings Co. Ltd. 2,700 67,485
Sharp Corp. 500 5,880
Shimadzu Corp. 2,200 89,042
Shimano, Inc. 300 83,087
Shin-Etsu Chemical Co. Ltd. 2,400 426,328
Shionogi & Co. Ltd. 2,100 136,415
Shiseido Co. Ltd. 2,500 166,082
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Japan – 22.2% (continued)
SMC Corp. 200 119,167
SoftBank Corp. 13,800 188,135
SoftBank Group Corp. 7,100 383,814
Sompo Holdings, Inc. 2,400 104,146
Sony Group Corp. 7,500 864,284
Subaru Corp. 3,000 58,619
Sumitomo Chemical Co. Ltd. 7,500 36,834
Sumitomo Corp. 5,700 80,832
Sumitomo Electric Industries Ltd. 5,000 66,060
Sumitomo Metal Mining Co. Ltd. 2,000 77,579
Sumitomo Mitsui Financial Group, Inc. 8,000 261,066
Sumitomo Mitsui Trust Holdings, Inc. 2,400 79,014
Sumitomo Realty & Development Co. Ltd. 2,700 97,321
Suntory Beverage & Food Ltd. 400 15,488
Suzuki Motor Corp. 2,600 115,720
Sysmex Corp. 500 61,697
T&D Holdings, Inc. 2,900 37,183
Taisei Corp. 500 15,654
Takeda Pharmaceutical Co. Ltd. 12,800 359,556
TDK Corp. 2,100 76,062
Terumo Corp. 4,800 211,238
Toho Co. Ltd. 1,500 70,379
Tokio Marine Holdings, Inc. 3,200 168,328
Tokyo Electron Ltd. 600 278,097
Tokyu Corp. 3,000 42,149
Toray Industries, Inc. 8,400 52,223
Toshiba Corp. 2,600 111,958
Toto Ltd. 400 19,294
Toyota Industries Corp. 1,600 135,549
Toyota Motor Corp. 70,400 1,238,830
Toyota Tsusho Corp. 600 25,942
Unicharm Corp. 2,600 104,707
West Japan Railway Co. 400 18,813
Yakult Honsha Co. Ltd. 400 20,136
Yamaha Corp. 1,500 94,453
Yamaha Motor Co. Ltd. 2,100 58,290
Yamato Holdings Co. Ltd. 2,500 61,324
Yaskawa Electric Corp. 2,100 90,612
Z Holdings Corp. 13,100 81,110
ZOZO, Inc. 300 9,590
22,331,230
Luxembourg – 0.2%
ArcelorMittal SA 3,679 124,852
Eurofins Scientific SE 651 76,798
201,650
Macau – 0.1%
Galaxy Entertainment Group Ltd.
(a)
5,000 27,060
Sands China Ltd.
(a)
20,400 46,627
73,687
Netherlands – 5.2%
Adyen NV
(a)(c)
162 489,402
AKZO Nobel NV 625 71,909
Argenx SE
(a)
292 87,487
Asm International NV 165 74,736
ASML Holding NV 2,307 1,870,177
EXOR NV 534 50,365
HAL Trust 490 85,625
Heineken Holding NV 546 50,675
Heineken NV 1,330 147,481
ING Groep NV 21,415 325,146
Koninklijke Ahold Delhaize NV 5,853 190,535

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Netherlands – 5.2% (continued)
Koninklijke DSM NV 1,025 224,247
Koninklijke KPN NV 16,307 48,782
Koninklijke Philips NV 5,054 238,190
NN Group NV 2,116 113,426
Royal Dutch Shell PLC, Class A 22,893 527,507
Royal Dutch Shell PLC, Class B 20,211 466,816
Wolters Kluwer NV 1,531 160,591
5,223,097
New Zealand – 0.2%
Auckland International Airport Ltd.
(a)
7,807 44,641
Fisher & Paykel Healthcare Corp. Ltd. 2,982 66,604
Mercury NZ Ltd. 2,805 12,315
Meridian Energy Ltd. 8,063 28,794
Spark New Zealand Ltd. 11,925 38,958
191,312
Norway – 0.7%
AKER BP ASA 1,307 50,044
DNB Bank ASA 4,870 115,600
Equinor ASA 5,863 148,147
Gjensidige Forsikring ASA 1,026 25,482
Mowi ASA 2,557 73,935
Norsk Hydro ASA 8,730 63,860
Orkla ASA 4,839 46,998
Salmar ASA 263 19,991
Schibsted ASA, Class A 534 27,504
Schibsted ASA, Class B 404 18,215
Telenor ASA 3,355 52,887
Tomra Systems ASA 566 36,479
679,142
Poland – 0.3%
Allegro.Eu SA
(a)(c)
1,239 14,023
Dino Polska SA
(a)(c)
335 29,949
KGHM Polska Miedz SA 2,740 105,431
Polski Koncern Naftowy ORLEN SA 1,336 28,840
Polskie Gornictwo Naftowe i Gazownictwo SA 7,463 11,262
Powszechna Kasa Oszczednosci Bank Polski SA
(a)
3,815 46,699
Powszechny Zaklad Ubezpieczen SA 2,767 27,693
Santander Bank Polska SA 135 12,546
276,443
Portugal – 0.1%
EDP - Energias de Portugal SA 14,550 82,237
Russia – 0.0%
Coca-Cola HBC AG 1,046 36,318
Evraz PLC 1,393 11,869
48,187
Saudi Arabia – 0.1%
Delivery Hero SE
(a)(c)
1,023 127,325
Singapore – 1.1%
Ascendas Real Estate Investment Trust
(b)
16,296 37,341
CapitaLand Integrated Commercial Trust
(b)
26,954 42,974
CapitaLand Investment Ltd.
(a)
16,100 41,071
DBS Group Holdings Ltd. 10,663 249,317
Genting Singapore Ltd. 164,100 94,919
Great Eastern Holdings Ltd. 100 1,596
Jardine Cycle & Carriage Ltd. 100 1,668
Keppel Corp. Ltd. 9,400 37,502
Mapletree Industrial Trust
(b)
211 430
Mapletree Logistics Trust
(b)
11,000 16,478
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Singapore – 1.1% (continued)
Oversea-Chinese Banking Corp. Ltd. 23,719 207,552
Singapore Airlines Ltd.
(a)
7,500 28,921
Singapore Exchange Ltd. 5,100 36,610
Singapore Technologies Engineering Ltd. 10,300 29,254
Singapore Telecommunications Ltd. 32,400 60,067
United Overseas Bank Ltd. 8,400 166,630
1,052,330
South Africa – 0.3%
Anglo American PLC 7,618 290,559
Spain – 2.3%
Aena SME SA
(a)(c)
410 67,209
Amadeus IT Group SA
(a)
2,648 177,245
Banco Bilbao Vizcaya Argentaria SA 36,897 258,842
Banco Santander SA 96,161 364,616
CaixaBank SA 21,213 61,004
Cellnex Telecom SA
(c)
4,874 299,958
EDP Renovaveis SA 2,056 57,341
Endesa SA 784 18,096
Ferrovial SA 2,792 88,078
Grifols SA 202 4,627
Iberdrola SA 32,310 381,946
Industria de Diseno Textil SA 5,931 214,420
Naturgy Energy Group SA 1,807 47,532
Repsol SA 6,930 88,666
Siemens Gamesa Renewable Energy SA
(a)
1,235 33,486
Telefonica SA 31,399 136,789
2,299,855
Sweden – 3.3%
ALFA Laval AB 1,617 69,229
ASSA Abloy AB, Class B 5,563 162,903
Atlas Copco AB, Class A 3,624 232,837
Atlas Copco AB, Class B 2,206 119,309
Boliden AB 1,265 44,614
Electrolux AB, Class B 1,127 25,575
Embracer Group AB, Class B
(a)
2,170 20,173
Epiroc AB, Class A 3,593 89,401
Epiroc AB, Class B 2,366 50,276
EQT AB 24 1,265
Essity AB, Class A 307 9,937
Essity AB, Class B 3,398 109,910
Evolution AB
(c)
869 140,562
Fastighets AB Balder, Class B
(a)
534 38,686
Hennes & Mauritz AB, Class B 4,364 81,818
Hexagon AB, Class B 11,015 176,989
ICA Gruppen AB 718 37,118
Industrivarden AB, Class A 1,009 33,271
Industrivarden AB, Class C 604 19,614
Indutrade AB 936 27,235
Investment AB Latour, Class B 675 24,458
Investor AB, Class A 2,823 65,253
Investor AB, Class B 10,190 234,802
Kinnevik AB, Class B
(a)
2,229 87,372
L E Lundbergforetagen AB, Class B 260 14,973
Lifco AB, Class B 912 26,558
Lundin Energy AB 574 22,670
Nibe Industrier AB, Class B 7,833 116,604
Sagax AB, Class B 455 17,801
Sagax AB, Class D 1,209 4,610
Sandvik AB 6,202 157,063
Sinch AB
(a)(c)
3,018 57,226

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
Sweden – 3.3% (continued)
Skandinaviska Enskilda Banken AB, Class A 9,022 141,026
Skandinaviska Enskilda Banken AB, Class C 291 4,662
Skanska AB, Class B 50 1,269
SKF AB, Class A 199 4,680
SKF AB, Class B 2,022 46,851
Svenska Cellulosa AB SCA, Class A 322 5,069
Svenska Cellulosa AB SCA, Class B 3,258 50,794
Svenska Handelsbanken AB, Class A 6,511 74,552
Svenska Handelsbanken AB, Class B 1,860 23,498
Swedbank AB, Class A 4,966 107,687
Swedish Match AB 9,577 84,279
Tele2 AB, Class B 2,695 38,016
Telefonaktiebolaget LM Ericsson, Class A 512 5,604
Telefonaktiebolaget LM Ericsson, Class B 14,635 160,178
Telia Co. AB 14,716 57,906
Volvo AB, Class A 859 20,284
Volvo AB, Class B 9,184 213,782
3,360,249
Switzerland – 9.1%
ABB Ltd. 10,242 339,513
Alcon, Inc. 2,839 235,074
Barry Callebaut AG 22 50,994
Chocoladefabriken Lindt & Spruengli AG 17 200,744
CIE Financiere Richemont SA, Class A 2,664 329,738
Credit Suisse Group AG 14,178 147,901
EMS-Chemie Holding AG 44 43,699
Geberit AG 218 170,535
Givaudan SA 49 231,071
Holcim Ltd. 5,509 275,586
Kuehne + Nagel International AG 217 68,466
Logitech International SA 534 44,543
Lonza Group AG 429 352,402
Nestle SA 14,986 1,981,514
Novartis AG 12,974 1,073,985
Partners Group Holding AG 111 194,060
Roche Holding AG 3,832 1,484,782
Roche Holding AG, BR 160 68,815
Schindler Holding AG 95 24,412
Schindler Holding AG, PC 239 62,304
SGS SA 28 82,981
Sika AG 789 267,677
Sonova Holding AG 319 132,069
STMicroelectronics NV 3,452 163,448
Straumann Holding AG 57 118,647
Swatch Group AG (The) 234 12,456
Swatch Group AG (The), BR 106 29,141
Swiss Life Holding AG 206 113,309
Swisscom AG 138 75,271
UBS Group AG 21,072 383,851
Zurich Insurance Group AG 859 381,579
9,140,567
United Kingdom – 10.2%
3i Group PLC 5,498 102,796
Admiral Group PLC 1,331 52,362
Ashtead Group PLC 2,564 215,234
Associated British Foods PLC 1,351 33,112
AstraZeneca PLC 8,230 1,025,918
Aveva Group PLC 663 32,335
Aviva PLC 17,736 95,958
BAE Systems PLC 17,857 135,067
Barclays PLC 89,346 247,698
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.9% (continued)
United Kingdom – 10.2% (continued)
BP PLC 111,889 537,108
British American Tobacco PLC 12,456 434,791
BT Group PLC, Class A
(a)
32,834 62,515
Bunzl PLC 1,521 56,334
CK Hutchison Holdings Ltd. 13,500 90,850
CNH Industrial NV 5,308 91,710
Coca-Cola European Partners PLC 1,206 63,496
Compass Group PLC
(a)
9,912 210,596
Croda International PLC 702 91,011
Diageo PLC 12,863 640,392
Entain PLC
(a)
3,045 85,482
Experian PLC 5,089 233,478
GlaxoSmithKline PLC 26,150 540,759
Halma PLC 2,287 92,856
HSBC Holdings PLC 114,086 690,432
Imperial Brands PLC 5,319 112,428
InterContinental Hotels Group PLC
(a)
1,109 77,802
Intertek Group PLC 842 56,497
JD Sports Fashion PLC 2,287 34,108
Just Eat Takeaway.com NV
(a)(c)
829 59,595
Legal & General Group PLC 33,337 132,018
Lloyds Banking Group PLC 390,191 268,604
London Stock Exchange Group PLC 1,693 164,768
National Grid PLC 21,837 279,994
NatWest Group PLC 29,723 90,082
Next PLC 701 76,545
Ocado Group PLC
(a)
2,731 67,496
Persimmon PLC 1,672 62,362
Prudential PLC 14,760 302,371
Reckitt Benckiser Group PLC 4,050 328,928
RELX PLC 11,226 348,385
Rentokil Initial PLC 10,370 83,639
Rolls-Royce Holdings PLC
(a)
46,811 84,597
Schroders PLC 134 4,537
Schroders PLC 663 32,899
Segro PLC
(b)
6,234 110,447
Smith & Nephew PLC 3,720 63,995
Spirax-Sarco Engineering PLC 404 86,418
SSE PLC 6,020 135,620
Standard Chartered PLC 15,864 107,619
Tesco PLC 36,275 134,205
Unilever PLC 14,364 770,251
Vodafone Group PLC 149,445 221,322
WPP PLC 7,781 112,631
10,272,453
United States – 1.4%
Ferguson PLC 1,307 196,983
James Hardie Industries PLC, CDI 2,839 110,137
Schneider Electric SE 2,987 514,703
Stellantis NV 11,816 235,877
Swiss RE AG 1,695 164,427
Tenaris SA 1,891 21,074
Waste Connections, Inc. 1,491 202,561
1,445,762
Zambia – 0.1%
First Quantum Minerals Ltd. 2,633 62,238
Total Common Stocks (cost $85,297,797) 99,339,091

STATEMENT OF INVESTMENTS
(continued)
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Rights – 0.0%
Australia – 0.0%
Aristocrat Leisure Ltd., Rights expiring
11/11/2021
(a)
118 419
Total Rights (cost $–) 419
Preferred Stocks – 0.6%
Germany – 0.6%
Bayerische Motoren Werke AG, 4.71% 299 25,467
Henkel AG & Co. KGaA, 2.14% 1,013 90,712
Porsche Automobil Holding SE, 2.87% 1,137 118,184
Sartorius AG, 0.20% 164 106,358
Volkswagen AG, 3.54% 1,083 242,915
583,636
Spain – 0.0%
Grifols SA, Class B, 5.66% 50 658
Total Preferred Stocks (cost $518,083) 584,294
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(e)(f)
(cost $121,575) 121,575 121,575
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(e)(f)
(cost $145,698) 145,698 145,698
Total Investments (cost $86,083,153) 99.8% 100,191,077
Cash and Receivables (Net) 0.2% 218,054
Net Assets 100.0% 100,409,131
BR—Bearer Shares
CDI—CREST Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Investment in a real estate investment trust.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities were valued at $1,821,013 or 1.81% of net assets.
(d)
Security, or portion thereof, on loan. At October 31, 2021, the value of the fund’s securities on loan was $61,900 and the value of the collateral was $145,698, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 45,827 1,752,417 (1,676,669) — — 121,575 0.1 10
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 26,856 3,386,742 (3,267,900) — — 145,698 0.2 65
2
Total 72,683 5,139,159 (4,944,569) — — 267,273 0.3 75

(f)
The rate shown is the 1-day yield as of October 31, 2021.
See Notes to Financial Statements
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financials 19.7
Industrials 15.7
Consumer Discretionary 11.9
Health Care 12.0
Information Technology 10.0
Consumer Staples 9.5
Materials 7.2
Energy 4.8
Communication Services 3.9
Utilities 2.9
Real Estate 1.9
Registered Investment Companies 0.3
99.8
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI EAFE Index 2 12/17/2021 227,024 233,960 6,936

STATEMENT OF INVESTMENTS
October 31, 2021
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 97.9%
Brazil – 2.6%
Ambev SA 25,900 78,247
Atacadao SA 200 592
B3 SA - Brasil Bolsa Balcao 33,900 71,805
Banco Bradesco SA 7,880 23,848
Banco BTG Pactual SA 4,800 19,287
Banco do Brasil SA 7,500 37,986
Banco Inter SA 900 5,748
BB Seguridade Participacoes SA 300 1,177
Centrais Eletricas Brasileiras SA 2,600 15,636
Cia Siderurgica Nacional SA 1,000 4,064
Hapvida Participacoes e Investimentos SA
(a)
9,700 19,841
Itausa - Investimentos Itau SA 5,300 9,731
Localiza Rent A Car SA 4,000 32,031
Magazine Luiza SA 19,900 38,197
Natura & Co. Holding SA
(b)
5,800 40,025
Notre Dame Intermedica Participacoes SA 2,700 30,789
Petroleo Brasileiro SA 21,400 105,387
Raia Drogasil SA 5,500 22,831
Rede D'or Sao Luiz SA
(a)
4,000 42,228
Suzano SA
(b)
4,500 39,220
Telefonica Brasil SA 1,700 13,725
Vale SA 22,900 291,683
WEG SA 8,400 55,002
999,080
Chile – 0.3%
AntarChile SA 961 8,075
Banco de Chile 267,300 23,260
Banco de Credito e Inversiones SA 302 10,197
Banco Santander Chile 289,838 12,718
Cencosud SA 2,358 3,459
Empresas CMPC SA 10,284 19,026
Empresas COPEC SA 2,109 16,637
Enel Americas SA 10,000 1,140
Enel Chile SA 346,980 14,254
Falabella SA 3,603 9,990
118,756
China – 35.0%
360 Security Technology, Inc., Class A
(b)
200 376
AECC Aviation Power Co. Ltd., Class A 1,100 10,169
Agricultural Bank of China Ltd., Class A 64,800 29,771
Agricultural Bank of China Ltd., Class H 167,000 56,890
Airtac International Group 1,046 31,220
Alibaba Group Holding Ltd.
(b)
80,080 1,677,974
Alibaba Health Information Technology Ltd.
(b)(c)
26,000 32,855
Aluminum Corp. of China Ltd., Class A
(b)
4,900 4,701
Aluminum Corp. of China Ltd., Class H
(b)
24,000 14,346
Anhui Conch Cement Co. Ltd., Class A 700 4,165
Anhui Conch Cement Co. Ltd., Class H 7,500 37,312
Anhui Gujing Distillery Co. Ltd., Class A 200 7,115
Anhui Gujing Distillery Co. Ltd., Class B 600 7,735
ANTA Sports Products Ltd. 6,000 93,790
Asymchem Laboratories Tianjin Co. Ltd., Class A 100 6,223
Autohome, Inc., Class A
(b)
1,700 17,286
Avary Holding Shenzhen Co. Ltd., Class A 1,100 6,015
Baidu, Inc., Class A
(b)
12,250 255,108
Bank of Beijing Co. Ltd., Class A 19,400 13,430
Bank of China Ltd., Class A 30,400 14,489
Bank of China Ltd., Class H 421,000 148,829
Bank of Communications Co. Ltd., Class A 15,500 10,948
Bank of Communications Co. Ltd., Class H 116,000 69,042
Bank of Hangzhou Co. Ltd., Class A 1,800 4,017
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 35.0% (continued)
Bank of Jiangsu Co. Ltd., Class A 8,700 8,551
Bank of Nanjing Co. Ltd., Class A 3,400 5,154
Bank of Ningbo Co. Ltd., Class A 4,000 23,878
Bank of Shanghai Co. Ltd., Class A 6,800 7,746
Baoshan Iron & Steel Co. Ltd., Class A 10,000 11,142
BeiGene Ltd.
(b)
3,500 97,994
Beijing New Building Materials PLC, Class A 1,300 5,737
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A 200 6,914
Bilibili, Inc., Class Z
(b)
1,240 93,808
BOC Hong Kong Holdings Ltd. 21,000 66,679
BOE Technology Group Co. Ltd., Class A 19,700 15,115
BOE Technology Group Co. Ltd., Class B 600 257
BYD Co. Ltd., Class A 600 29,188
BYD Co. Ltd., Class H 4,500 171,576
BYD Electronic International Co. Ltd. 5,000 14,880
Cansino Biologics, Inc., Class H
(a),(b)
400 10,305
CGN Power Co. Ltd., Class H
(a)
103,000 27,805
Changchun High & New Technology Industry
Group, Inc., Class A 200 8,525
China CITIC Bank Corp. Ltd., Class H 74,000 32,534
China Coal Energy Co. Ltd., Class A 3,600 3,927
China Coal Energy Co. Ltd., Class H 7,000 4,265
China Construction Bank Corp., Class A 4,000 3,707
China Construction Bank Corp., Class H 545,000 370,617
China CSSC Holdings Ltd., Class A 1,000 3,524
China Eastern Airlines Corp. Ltd., Class A
(b)
8,600 6,491
China Eastern Airlines Corp. Ltd., Class H
(b)
6,000 2,360
China Everbright Bank Co. Ltd., Class A 12,700 6,827
China Everbright Bank Co. Ltd., Class H 16,000 5,636
China Evergrande Group 1,000 298
China Feihe Ltd.
(a)
17,000 28,322
China Galaxy Securities Co. Ltd., Class A 2,000 3,088
China Galaxy Securities Co. Ltd., Class H 17,500 9,763
China Gas Holdings Ltd.
(c)
11,000 27,517
China Hongqiao Group Ltd. 12,000 13,344
China International Capital Corp. Ltd., Class H
(a)
6,800 16,923
China Life Insurance Co. Ltd., Class H 39,000 67,983
China Mengniu Dairy Co. Ltd. 16,000 101,915
China Merchants Bank Co. Ltd., Class A 8,000 67,470
China Merchants Bank Co. Ltd., Class H 22,000 185,383
China Merchants Securities Co. Ltd., Class H
(a)
9,400 14,863
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 10,200 16,625
China Minsheng Banking Corp. Ltd., Class A 500 304
China Minsheng Banking Corp. Ltd., Class H 53,500 21,251
China Molybdenum Co. Ltd., Class A 11,500 10,764
China Molybdenum Co. Ltd., Class H 18,000 11,176
China National Nuclear Power Co. Ltd., Class A 16,200 17,341
China Northern Rare Earth Group High-Tech Co.
Ltd., Class A 1,300 10,279
China Overseas Land & Investment Ltd. 19,500 43,016
China Pacific Insurance Group Co. Ltd., Class A 3,500 14,986
China Pacific Insurance Group Co. Ltd., Class H 15,400 47,512
China Petroleum & Chemical Corp., Class A 18,400 12,220
China Petroleum & Chemical Corp., Class H 140,000 68,749
China Railway Group Ltd., Class A 23,100 18,951
China Railway Group Ltd., Class H 7,000 3,428
China Resources Beer Holdings Co. Ltd. 8,000 66,332
China Resources Gas Group Ltd. 4,000 21,494
China Resources Land Ltd. 16,000 62,321
China Resources Mixc Lifestyle Services Ltd.
(a)
3,400 17,898

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 35.0% (continued)
China Shenhua Energy Co. Ltd., Class A 3,400 10,568
China Shenhua Energy Co. Ltd., Class H 17,500 37,704
China Southern Airlines Co. Ltd., Class A
(b)
7,500 7,688
China Southern Airlines Co. Ltd., Class H
(b)
14,000 8,531
China Tourism Group Duty Free Corp. Ltd., Class
A 900 37,756
China Vanke Co. Ltd., Class A 7,100 20,204
China Vanke Co. Ltd., Class H 6,200 14,522
China Yangtze Power Co. Ltd., Class A 11,700 38,852
China Zheshang Bank Co. Ltd., Class A 6,700 3,602
China Zheshang Bank Co. Ltd., Class H 4,000 1,615
Chongqing Brewery Co., Class A
(b)
300 7,053
Chongqing Changan Automobile Co. Ltd., Class A 3,220 9,812
Chongqing Changan Automobile Co. Ltd., Class B 2,380 1,536
CITIC Pacific Special Steel Group Co. Ltd., Class A 2,500 7,442
CITIC Securities Co. Ltd., Class A 5,900 23,861
CITIC Securities Co. Ltd., Class H 11,000 28,027
CNPC Capital Co. Ltd., Class A 1,200 951
Country Garden Holdings Co. Ltd. 35,858 33,696
Country Garden Services Holdings Co. Ltd. 10,000 77,773
CSPC Pharmaceutical Group Ltd.
(c)
49,760 52,069
Ecovacs Robotics Co. Ltd., Class A 100 2,680
ENN Energy Holdings Ltd. 4,500 77,921
Evergrande Property Services Group Ltd.
(a),(b)
29,600 15,144
Focus Media Information Technology Co. Ltd.,
Class A 13,400 15,412
Foshan Haitian Flavouring & Food Co. Ltd., Class
A 1,820 33,281
Fosun International Ltd. 17,000 19,996
Founder Securities Co. Ltd., Class A 4,700 5,993
Fuyao Glass Industry Group Co. Ltd., Class A 1,100 8,492
Fuyao Glass Industry Group Co. Ltd., Class H
(a)
2,400 13,853
Gan & Lee Pharmaceuticals Co. Ltd., Class A 100 1,053
Ganfeng Lithium Co. Ltd., Class A 300 7,848
Ganfeng Lithium Co. Ltd., Class H
(a)
1,600 30,009
GDS Holdings Ltd., Class A
(b)
5,500 42,210
Geely Automobile Holdings Ltd. 30,000 104,319
GF Securities Co. Ltd., Class A 4,000 12,576
GF Securities Co. Ltd., Class H 7,000 11,896
Gigadevice Semiconductor Beijing, Inc., Class A 280 7,417
GoerTek, Inc., Class A 1,300 8,845
Gongniu Group Co. Ltd., Class A 100 2,463
Great Wall Motor Co. Ltd., Class A 400 4,250
Great Wall Motor Co. Ltd., Class H 19,000 85,730
Greenland Holdings Corp. Ltd., Class A 7,265 4,666
Guangdong Haid Group Co. Ltd., Class A 400 4,104
Guangdong Investment Ltd. 10,000 12,598
Guangzhou Shiyuan Electronic Technology Co.
Ltd., Class A 200 2,375
Guosen Securities Co. Ltd., Class A 3,000 5,344
Guotai Junan Securities Co. Ltd., Class A 4,200 11,499
Guotai Junan Securities Co. Ltd., Class H
(a)
2,800 3,830
Haidilao International Holding Ltd.
(a)
6,000 16,814
Haier Smart Home Co. Ltd., Class A 3,600 15,302
Haier Smart Home Co. Ltd., Class H 12,800 47,882
Haitong Securities Co. Ltd., Class A 7,100 13,702
Haitong Securities Co. Ltd., Class H 18,000 16,035
Hangzhou First Applied Material Co. Ltd., Class A 300 6,718
Hansoh Pharmaceutical Group Co. Ltd.
(a)
10,000 22,342
Henan Shuanghui Investment & Development
Co. Ltd., Class A 1,800 8,298
Hengli Petrochemical Co. Ltd., Class A 3,400 11,710
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 35.0% (continued)
Hengten Networks Group Ltd.
(b)
24,000 8,238
Huadong Medicine Co. Ltd., Class A 1,000 5,726
Hualan Biological Engineering, Inc., Class A 1,300 6,033
Huaneng Lancang River Hydropower, Inc., Class
A 3,300 3,501
Huatai Securities Co. Ltd., Class A 5,700 14,136
Huatai Securities Co. Ltd., Class H
(a)
1,000 1,491
Huaxia Bank Co. Ltd., Class A 14,100 12,405
Huayu Automotive Systems Co. Ltd., Class A 1,100 4,596
Huazhu Group Ltd.
(b)
8,100 37,954
Hundsun Technologies, Inc., Class A 660 6,498
Iflytek Co. Ltd., Class A 1,000 8,817
Industrial & Commercial Bank of China Ltd.,
Class A 45,700 33,350
Industrial & Commercial Bank of China Ltd.,
Class H 349,000 191,121
Industrial Bank Co. Ltd., Class A 8,900 25,910
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 3,200 21,502
Innovent Biologics, Inc.
(a),(b)
5,500 49,350
JD Health International, Inc.
(a),(b)
6,050 53,586
JD Logistics, Inc.
(a),(b)
4,100 16,207
JD.com, Inc., Class A
(b)
10,100 403,011
Jiangsu Eastern Shenghong Co. Ltd., Class A 1,600 6,813
Jiangsu Hengli Hydraulic Co. Ltd., Class A 544 6,979
Jiangsu Hengrui Medicine Co. Ltd., Class A 840 6,463
Jiangsu King's Luck Brewery JSC Ltd., Class A 500 3,854
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 700 20,366
Jiangxi Copper Co. Ltd., Class A 1,100 4,003
Jiangxi Copper Co. Ltd., Class H 7,000 12,256
KE Holdings, Inc., ADR
(b)
2,899 52,820
Kingdee International Software Group Co. Ltd.
(b)
14,000 46,252
Kuaishou Technology, Class B
(a),(b)
5,500 73,177
Kweichow Moutai Co. Ltd., Class A 600 171,214
Lenovo Group Ltd. 36,000 39,151
Li Auto, Inc., ADR
(b)(c)
1,469 47,933
Li Ning Co Ltd. 12,000 133,435
Longfor Group Holdings Ltd.
(a)
9,000 43,733
LONGi Green Energy Technology Co. Ltd., Class A 2,240 34,195
Luxshare Precision Industry Co. Ltd., Class A 3,100 18,718
Luzhou Laojiao Co. Ltd., Class A 700 25,044
Meituan, Class B
(a),(b)
22,500 779,787
Microport Scientific Corp. 4,400 20,758
Midea Group Co. Ltd., Class A 2,900 31,165
Muyuan Foods Co. Ltd., Class A 2,520 22,490
NARI Technology Co. Ltd., Class A 3,000 18,250
NAURA Technology Group Co. Ltd., Class A 200 11,603
NetEase, Inc. 10,100 199,558
New China Life Insurance Co. Ltd., Class A 1,000 6,121
New China Life Insurance Co. Ltd., Class H 4,700 13,624
New Hope Liuhe Co. Ltd., Class A
(b)
200 450
New Oriental Education & Technology Group,
Inc.
(b)
6,300 13,023
Ningxia Baofeng Energy Group Co. Ltd., Class A 2,600 5,932
Nio, Inc., ADR
(b)
7,211 284,186
Nongfu Spring Co. Ltd., Class H
(a)
9,200 46,656
Offcn Education Technology Co. Ltd., Class A
(b)
800 1,305
Oppein Home Group, Inc., Class A 100 1,989
People's Insurance Co. Group of China Ltd.
(The), Class H 36,000 11,246
PetroChina Co. Ltd., Class H 118,000 57,035

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 35.0% (continued)
Pinduoduo, Inc., ADR
(b)
2,458 218,565
Ping An Bank Co. Ltd., Class A 9,400 28,644
Ping An Healthcare And Technology Co. Ltd.
(a),(b)
3,600 17,516
Ping An Insurance Group Co. of China Ltd., Class
A 2,600 20,140
Ping An Insurance Group Co. of China Ltd., Class
H 35,000 251,509
Poly Developments and Holdings Group Co. Ltd.,
Class A 10,500 20,608
Pop Mart International Group Ltd.
(a)
4,300 25,400
Postal Savings Bank of China Co. Ltd., Class H
(a)
49,000 35,652
Rongsheng Petro Chemical Co. Ltd., Class A 4,500 12,123
SAIC Motor Corp. Ltd., Class A 4,300 13,627
Sanan Optoelectronics Co. Ltd., Class A 1,900 9,976
Sany Heavy Industry Co. Ltd., Class A 4,100 14,710
SDIC Power Holdings Co. Ltd., Class A 800 1,319
Seazen Holdings Co. Ltd., Class A 1,100 5,886
SF Holding Co. Ltd., Class A 1,400 14,139
Shaanxi Coal Industry Co. Ltd., Class A 5,600 10,947
Shandong Gold Mining Co. Ltd., Class H
(a)
5,400 9,816
Shandong Linglong Tyre Co. Ltd., Class A 700 3,859
Shanghai Electric Group Co. Ltd., Class A 6,300 4,676
Shanghai Electric Group Co. Ltd., Class H 6,000 1,689
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A 800 6,251
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H 3,500 16,512
Shanghai International Airport Co. Ltd., Class A
(b)
100 825
Shanghai International Port Group Co. Ltd., Class
A 4,100 3,626
Shanghai Junshi Biosciences Co. Ltd., Class A
(b)
100 754
Shanghai Junshi Biosciences Co. Ltd., Class H
(a),(b)
1,800 9,059
Shanghai M&G Stationery, Inc., Class A 100 992
Shanghai Pudong Development Bank Co. Ltd.,
Class A 8,400 11,735
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 560 26,384
Shenwan Hongyuan Group Co. Ltd., Class A 16,300 13,067
Shenwan Hongyuan Group Co. Ltd., Class H
(a)
6,400 1,621
Shenzhen Overseas Chinese Town Co. Ltd., Class
A 6,300 6,163
Shenzhou International Group Holdings Ltd. 4,500 97,068
Shimao Property Holdings Ltd.
(c)
1,000 1,573
Silergy Corp. 400 65,879
Smoore International Holdings Ltd.
(a)
9,000 43,154
Sunac China Holdings Ltd. 5,000 10,773
Sunny Optical Technology Group Co. Ltd. 4,200 113,489
TCL Technology Group Corp., Class A 6,300 5,966
Tencent Holdings Ltd. 33,500 2,071,397
Tencent Music Entertainment Group, ADR
(b)
1,172 9,212
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 1,100 9,000
Tingyi Cayman Islands Holding Corp. 12,000 22,460
Tongwei Co. Ltd., Class A 2,100 18,781
Topchoice Medical Corp., Class A
(b)
200 7,453
Trip.com Group Ltd.
(b)
2,350 68,092
Tsingtao Brewery Co. Ltd., Class A 800 13,036
Tsingtao Brewery Co. Ltd., Class H 2,000 17,393
Unigroup Guoxin Microelectronics Co. Ltd., Class
A 200 6,334
Vipshop Holdings Ltd., ADR
(b)
2,475 27,621
Wanhua Chemical Group Co. Ltd., Class A 1,400 23,074
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
China – 35.0% (continued)
Weichai Power Co. Ltd., Class A 2,000 4,719
Weichai Power Co. Ltd., Class H 13,000 23,363
Will Semiconductor Ltd., Class A 300 12,470
Wingtech Technology Co. Ltd., Class A 600 10,291
Wuliangye Yibin Co. Ltd., Class A 1,800 60,900
Wuxi AppTec Co. Ltd., Class A 1,440 31,056
Wuxi AppTec Co. Ltd., Class H
(a)
1,800 38,480
Wuxi Biologics Cayman, Inc.
(a),(b)
18,000 273,967
Xinyi Solar Holdings Ltd. 24,266 50,784
Xpeng, Inc., Class A, ADR
(b)
1,728 80,577
Yihai International Holding Ltd. 1,000 5,881
Yonyou Network Technology Co. Ltd., Class A 300 1,491
Yum China Holdings, Inc. 2,428 138,590
Yunnan Baiyao Group Co. Ltd., Class A 700 9,801
Yunnan Energy New Material Co. Ltd., Class A 400 18,236
Zai Lab Ltd.
(b)
250 26,112
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 300 19,358
Zhejiang Chint Electrics Co. Ltd., Class A 900 8,472
Zhejiang Dahua Technology Co. Ltd., Class A 1,300 4,425
Zhejiang Huayou Cobalt Co. Ltd., Class A 500 8,677
Zhejiang NHU Co. Ltd., Class A 900 3,817
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A 1,600 5,931
Zhongsheng Group Holdings Ltd. 3,000 27,131
Zhongtai Securities Co. Ltd., Class A 3,000 4,336
Zijin Mining Group Co. Ltd., Class A 6,300 10,298
Zijin Mining Group Co. Ltd., Class H 34,000 47,379
Zoomlion Heavy Industry Science and
Technology Co. Ltd. 2,800 3,190
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H 13,600 9,825
ZTE Corp., Class A 1,200 6,117
ZTE Corp., Class H 4,200 12,634
ZTO Express Cayman, Inc. 3,500 105,373
13,426,575
Colombia – 0.1%
Banco de Bogota SA 654 13,080
Bancolombia SA 2,124 18,850
Ecopetrol SA 19,703 14,781
Grupo Energia Bogota SA Esp 17,122 12,272
58,983
Czech Republic – 0.1%
CEZ AS 881 29,112
Egypt – 0.1%
Commercial International Bank Egypt SAE
(b)
9,986 32,424
Greece – 0.1%
Hellenic Telecommunications Organization SA 1,258 22,274
Hong Kong – 0.2%
Orient Overseas International Ltd. 1,000 18,473
Sino Biopharmaceutical Ltd.
(c)
47,500 35,171
Xinyi Glass Holdings Ltd. 13,000 36,682
90,326
Hungary – 0.2%
OTP Bank Nyrt
(b)
1,219 73,281

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
India – 13.5%
Adani Enterprises Ltd. 1,358 25,817
Adani Green Energy Ltd.
(b)
2,002 30,822
Adani Ports & Special Economic Zone Ltd. 4,386 40,591
Adani Total Gas Ltd. 1,302 25,028
Adani Transmission Ltd.
(b)
1,355 31,982
Ambuja Cements Ltd. 4,490 24,272
Asian Paints Ltd. 2,525 104,536
Avenue Supermarts Ltd., Class A
(a),(b)
800 49,523
Axis Bank Ltd.
(b)
12,745 126,290
Bajaj Auto Ltd. 427 21,140
Bajaj Finance Ltd. 1,496 147,843
Bajaj Finserv Ltd. 219 52,120
Berger Paints India Ltd. 1,303 12,903
Bharat Petroleum Corp. Ltd. 3,392 18,921
Bharti Airtel Ltd.
(b)
14,098 129,032
Britannia Industries Ltd. 589 28,913
Cipla Ltd. 3,005 36,320
Coal India Ltd. 11,744 25,791
Dabur India Ltd. 2,083 16,297
Divi's Laboratories Ltd. 827 56,879
DLF Ltd. 3,038 16,172
Dr. Reddy's Laboratories Ltd. 721 44,861
Eicher Motors Ltd. 826 27,409
Gail India Ltd. 11,840 23,536
Godrej Consumer Products Ltd.
(b)
1,770 22,613
Grasim Industries Ltd. 2,389 54,910
Havells India Ltd. 1,173 19,784
HCL Technologies Ltd. 6,547 100,000
HDFC Asset Management Co. Ltd.
(a)
250 8,838
HDFC Life Insurance Co. Ltd.
(a)
4,328 39,329
Hero Motocorp Ltd. 544 19,303
Hindalco Industries Ltd. 8,504 52,218
Hindustan Unilever Ltd. 4,901 156,632
Housing Development Finance Corp. Ltd. 9,242 351,099
ICICI Bank Ltd. 28,931 309,879
ICICI Lombard General Insurance Co. Ltd.
(a)
1,173 23,208
ICICI Prudential Life Insurance Co. Ltd.
(a)
1,906 15,741
Indian Oil Corp. Ltd. 15,706 26,837
Indus Towers Ltd. 5,339 19,358
INFO Edge India Ltd. 400 32,453
Infosys Ltd. 20,243 450,851
Interglobe Aviation Ltd.
(a),(b)
625 18,155
ITC Ltd. 15,888 47,358
JSW Steel Ltd. 6,193 55,342
Kotak Mahindra Bank Ltd. 6,058 164,323
Larsen & Toubro Infotech Ltd.
(a)
283 25,255
Larsen & Toubro Ltd. 4,077 96,187
Mahindra & Mahindra Ltd. 5,052 59,658
Maruti Suzuki India Ltd. 742 74,143
Motherson Sumi Systems Ltd. 6,340 18,919
Nestle India Ltd. 175 44,404
NTPC Ltd. 28,588 50,643
Oil & Natural Gas Corp. Ltd. 19,048 37,915
Pidilite Industries Ltd. 667 20,609
Power Grid Corp. of India Ltd. 19,125 47,263
Reliance Industries Ltd. 17,996 609,530
SBI Cards & Payment Services Ltd.
(b)
1,090 15,358
SBI Life Insurance Co. Ltd.
(a)
1,979 30,275
Shree Cement Ltd. 54 20,650
Siemens Ltd. 371 10,834
State Bank of India 9,697 65,028
Sun Pharmaceutical Industries Ltd. 6,218 66,015
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
India – 13.5% (continued)
Tata Consultancy Services Ltd. 5,748 260,816
Tata Consumer Products Ltd. 3,623 39,166
Tata Motors Ltd.
(b)
10,744 69,401
Tata Motors Ltd., Class A
(b)
1,903 6,252
Tata Steel Ltd. 4,199 73,792
Tech Mahindra Ltd. 3,864 76,260
Titan Co. Ltd. 2,506 79,769
Ultratech Cement Ltd. 693 70,669
Vedanta Ltd. 7,513 30,501
Wipro Ltd. 8,043 69,467
5,174,008
Indonesia – 1.5%
Astra International Tbk PT 113,100 48,098
Bank Central Asia Tbk PT 319,000 168,310
Bank Jago TBK PT
(b)
19,700 21,553
Bank Mandiri (Persero) Tbk PT 105,400 53,379
Bank Negara Indonesia (Persero) Tbk PT 46,100 22,777
Bank Rakyat Indonesia (Persero) Tbk PT 328,400 98,514
Bank Syariah Indonesia TBK PT
(b)
24,000 3,574
Barito Pacific Tbk PT 179,700 11,860
Bukalapak.Com PT TBK
(b)
202,200 9,919
Chandra Asri Petrochemical Tbk PT 14,900 7,993
Charoen Pokphand Indonesia Tbk PT 42,800 18,730
Elang Mahkota Teknologi TBK PT
(b)
134,400 18,262
Gudang Garam Tbk PT 1,000 2,365
Indofood CBP Sukses Makmur Tbk PT 13,400 8,323
Telekomunikasi Indonesia (Persero) Tbk PT 278,500 74,699
Unilever Indonesia Tbk PT 26,800 8,361
United Tractors Tbk PT 6,400 10,638
587,355
Kuwait – 0.7%
Agility Public Warehousing Co. Ksc 7,201 23,888
Boubyan Bank Kscp
(b)
5,250 13,619
Kuwait Finance House Kscp 27,211 75,102
Mobile Telecommunications Co. Kscp 4,414 8,727
National Bank of Kuwait Sakp 43,908 144,200
265,536
Malaysia – 1.6%
Axiata Group BHD 28,900 27,567
CIMB Group Holdings BHD 39,129 49,325
Digi.com BHD 27,900 28,500
Genting BHD 12,200 15,261
Hap Seng Consolidated BHD 4,500 8,520
Hartalega Holdings BHD 12,900 18,255
Hong Leong Bank BHD 4,100 18,634
Hong Leong Financial Group BHD 700 3,100
IHH Healthcare BHD 17,000 26,848
IOI Corp. BHD 19,400 18,411
Kuala Lumpur Kepong BHD 3,600 18,795
Malayan Banking BHD 41,745 81,151
Maxis BHD 15,100 17,029
MISC BHD 7,600 12,976
Mr DIY Group M BHD
(a)
9,300 8,467
Nestle Malaysia BHD 400 12,992
Petronas Chemicals Group BHD 16,800 35,255
Petronas Dagangan BHD 900 4,425
Petronas Gas BHD 4,600 18,595
PPB Group BHD 3,300 14,488
Press Metal Aluminium Holdings BHD 13,300 17,857
Public Bank BHD 82,700 83,279
RHB Bank BHD 11,939 16,088

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Malaysia – 1.6% (continued)
Sime Darby Plantation BHD 13,000 12,589
Telekom Malaysia BHD 11,900 16,639
Tenaga Nasional BHD 12,500 29,160
Top Glove Corp. BHD 1,600 1,051
615,257
Mexico – 1.6%
America Movil SAB de CV, Series L 139,000 124,026
Arca Continental SAB de CV 1,500 9,150
Becle SAB de CV 600 1,373
Cemex SAB de CV
(b)
78,600 50,811
Fomento Economico Mexicano SAB de CV 10,200 84,195
Grupo Bimbo SAB de CV, Series A 5,100 15,194
Grupo Carso SAB de CV, Series A 2,200 7,442
Grupo Elektra SAB de CV 335 25,765
Grupo Financiero Banorte SAB de CV, Class O 14,200 89,957
Grupo Mexico SAB de CV, Series B 18,900 83,004
Grupo Televisa Sab, Series C 13,600 27,580
Wal-Mart de Mexico SAB de CV 27,800 97,069
615,566
Peru – 0.1%
Credicorp Ltd. 348 45,122
Philippines – 0.7%
Ayala Corp. 1,590 27,220
Ayala Land, Inc. 27,700 19,287
Bank of The Philippine Islands 9,940 17,145
BDO Unibank, Inc. 7,680 18,907
Globe Telecom, Inc. 220 13,075
International Container Terminal Services, Inc. 4,730 16,890
JG Summit Holdings, Inc. 19,162 22,883
Manila Electric Co. 2,170 12,354
PLDT, Inc. 380 12,378
San Miguel Corp. 2,550 5,913
San Miguel Food and Beverage, Inc. 3,470 5,232
SM Investments Corp. 2,945 56,376
SM Prime Holdings, Inc. 60,900 39,988
Universal Robina Corp. 5,400 14,783
282,431
Qatar – 0.7%
Industries Qatar QSC 11,944 52,027
Masraf Al Rayan QSC 20,421 26,781
Mesaieed Petrochemical Holding Co. 15,374 10,134
Ooredoo QPSC 2,891 5,495
Qatar Islamic Bank SAQ 5,247 26,545
Qatar National Bank QPSC 26,182 147,413
268,395
Russia – 3.6%
Alrosa PJSC 12,030 21,178
Gazprom PJSC 68,420 337,408
LUKOIL PJSC 2,071 211,284
MMC Norilsk Nickel PJSC 338 105,390
Novatek PJSC 5,535 140,276
Novolipetsk Steel PJSC 4,350 13,711
Polyus PJSC 172 34,116
Rosneft Oil Co. PJSC 13,131 117,799
Sberbank of Russia PJSC 59,440 298,292
Severstal PAO 697 15,824
Surgutneftegas PJSC 31,300 15,045
Tatneft PJSC 8,778 66,984
1,377,307
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Saudi Arabia – 2.9%
Al Rajhi Bank 7,018 259,323
Almarai Co. JSC 1,573 22,185
Banque Saudi Fransi 3,115 35,087
Dr Sulaiman Al Habib Medical Services Group
Co. 441 19,493
Riyad Bank 7,349 57,896
Sabic Agri-Nutrients Co. 1,119 48,926
Saudi Arabian Mining Co.
(b)
2,361 51,363
Saudi Arabian Oil Co.
(a)
10,370 104,366
Saudi Basic Industries Corp. 4,886 168,038
Saudi British Bank (The) 2,119 18,728
Saudi Electricity Co. 4,290 32,596
Saudi National Bank (The) 11,439 200,973
Saudi Telecom Co. 3,520 109,798
1,128,772
South Africa – 2.5%
ABSA Group Ltd. 3,390 31,224
Anglo American Platinum Ltd. 331 33,610
Bid Corp. Ltd. 1,930 41,627
Capitec Bank Holdings Ltd. 446 50,080
Firstrand Ltd. 29,247 111,620
Gold Fields Ltd. 5,475 51,620
Impala Platinum Holdings Ltd. 4,725 61,546
Kumba Iron Ore Ltd. 288 8,795
MTN Group Ltd.
(b)
10,227 92,164
Naspers Ltd., Class N 1,223 208,404
Northam Platinum Holdings Ltd.
(b)
2,092 31,483
Sanlam Ltd. 11,763 48,561
Sasol Ltd.
(b)
3,219 54,344
Sibanye Stillwater Ltd. 15,100 52,989
Standard Bank Group Ltd. 7,048 62,797
Vodacom Group Ltd. 3,507 31,282
972,146
South Korea – 12.9%
Amorepacific Corp. 177 27,492
Celltrion Healthcare Co. Ltd.
(b)
444 30,739
Celltrion, Inc.
(b)
551 94,541
CJ Cheiljedang Corp. 38 12,357
Hana Financial Group, Inc. 1,730 66,621
Hanon Systems 946 11,657
Hanwha Solutions Corp.
(b)
604 21,115
Hmm Co. Ltd.
(b)
1,105 25,201
HYBE Co. Ltd.
(b)
101 28,955
Hyundai Glovis Co. Ltd. 106 15,194
Hyundai Mobis Co. Ltd. 335 72,243
Hyundai Motor Co. 797 141,865
Hyundai Steel Co. 346 13,161
Industrial Bank of Korea 1,737 16,425
Kakao Corp. 1,710 183,651
Kakaobank Corp.
(b)
1,666 89,962
KB Financial Group, Inc. 2,195 106,317
KIA Corp. 1,526 111,131
Korea Electric Power Corp. 1,037 20,056
Korea Shipbuilding & Offshore Engineering Co.
Ltd.
(b)
251 22,124
Korea Zinc Co. Ltd. 65 29,870
Korean Air Lines Co. Ltd.
(b)
755 19,674
Krafton, Inc.
(b)
179 71,919
KT Corp. 439 11,458
KT&G Corp. 697 48,373
Kumho Petrochemical Co. Ltd. 81 11,922

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
South Korea – 12.9% (continued)
LG Chem Ltd. 259 185,293
LG Corp. 612 47,764
LG Display Co. Ltd.
(b)
1,322 22,287
LG Electronics, Inc. 558 57,541
LG Household & Health Care Ltd. 51 51,107
LG Uplus Corp. 843 10,352
Lotte Chemical Corp. 81 15,562
Mirae Asset Securities Co. Ltd. 2,374 17,634
NAVER Corp. 823 286,647
NCSoft Corp. 91 48,827
Netmarble Corp.
(a)
145 15,325
POSCO 437 110,694
POSCO Chemical Co. Ltd. 162 20,171
Samsung Biologics Co. Ltd.
(a),(b)
87 64,847
Samsung C&T Corp. 550 53,656
Samsung Electro-Mechanics Co. Ltd. 333 45,310
Samsung Electronics Co. Ltd. 28,628 1,710,012
Samsung Fire & Marine Insurance Co. Ltd. 181 35,780
Samsung Life Insurance Co. Ltd. 423 24,362
Samsung SDI Co. Ltd. 301 189,067
Samsung SDS Co. Ltd. 214 28,019
Shinhan Financial Group Co. Ltd. 2,929 95,875
SK Biopharmaceuticals Co. Ltd.
(b)
170 13,762
SK Bioscience Co. Ltd.
(b)
108 21,257
SK Holdings Co. Ltd. 188 39,095
SK Hynix, Inc. 3,007 265,047
SK Ie Technology Co. Ltd.
(a),(b)
55 7,837
SK Innovation Co. Ltd.
(b)
330 68,482
SK Telecom Co. Ltd. 206 54,561
S-Oil Corp. 231 20,262
Woori Financial Group, Inc. 2,840 32,202
4,962,660
Taiwan – 14.0%
Accton Technology Corp. 3,000 26,269
Advantech Co. Ltd. 2,299 30,010
ASE Technology Holding Co. Ltd. 18,000 64,599
Asia Cement Corp. 14,000 22,303
Asustek Computer, Inc. 4,000 50,776
AU Optronics Corp. 41,000 28,308
Catcher Technology Co. Ltd. 4,000 23,158
Cathay Financial Holding Co. Ltd. 48,000 100,286
Chailease Holding Co. Ltd. 7,644 73,118
Chang Hwa Commercial Bank Ltd. 25,926 15,290
Cheng Shin Rubber Industry Co. Ltd. 14,000 17,167
China Development Financial Holding Corp. 81,000 41,361
China Steel Corp. 76,000 91,828
Chunghwa Telecom Co. Ltd. 21,000 83,446
CTBC Financial Holding Co. Ltd. 110,000 91,770
Delta Electronics, Inc. 11,000 96,913
E.Sun Financial Holding Co. Ltd. 76,205 72,756
Evergreen Marine Corp. Taiwan Ltd. 15,000 53,671
Far Eastern New Century Corp. 22,000 23,022
Far Eastone Telecommunications Co. Ltd. 6,000 13,205
Feng Tay Enterprise Co. Ltd. 3,600 27,963
First Financial Holding Co. Ltd. 58,529 48,198
Formosa Chemicals & Fibre Corp. 24,000 69,475
Formosa Petrochemical Corp. 9,000 32,364
Formosa Plastics Corp. 25,000 96,643
Fubon Financial Holding Co. Ltd. 47,801 126,514
Globalwafers Co. Ltd. 1,000 27,330
Hon Hai Precision Industry Co. Ltd. 71,000 273,190
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Taiwan – 14.0% (continued)
Hotai Motor Co. Ltd. 2,000 44,015
Hua Nan Financial Holdings Co. Ltd. 45,589 33,362
Innolux Corp. 10,000 6,005
Largan Precision Co. Ltd. 152 11,315
MediaTek, Inc. 9,000 295,485
Mega Financial Holding Co. Ltd. 66,000 79,271
Nan Ya Plastics Corp. 27,000 82,626
Nan Ya Printed Circuit Board Corp. 1,000 17,638
Nanya Technology Corp. 8,000 19,131
Novatek Microelectronics Corp. 3,000 44,824
Pegatron Corp. 12,000 29,344
President Chain Store Corp. 3,000 30,314
Quanta Computer, Inc. 18,000 50,488
Realtek Semiconductor Corp. 3,000 53,832
Shanghai Commercial & Savings Bank Ltd. (The) 24,000 37,974
Taishin Financial Holding Co. Ltd. 62,036 40,713
Taiwan Cement Corp. 27,200 47,194
Taiwan Cooperative Financial Holding Co. Ltd. 60,934 49,521
Taiwan High Speed Rail Corp. 11,000 11,491
Taiwan Mobile Co. Ltd. 6,000 21,166
Taiwan Semiconductor Manufacturing Co. Ltd. 105,000 2,227,736
Uni-President Enterprises Corp. 29,000 69,454
United Microelectronics Corp. 66,000 137,656
Vanguard International Semiconductor Corp. 5,000 25,981
Wan HAI Lines Ltd. 6,600 37,974
Win Semiconductors Corp. 2,000 25,712
Yageo Corp. 2,000 31,213
Yang Ming Marine Transport Corp.
(b)
5,000 17,351
Yuanta Financial Holding Co. Ltd. 68,640 60,967
5,360,686
Tanzania – 0.1%
AngloGold Ashanti Ltd. 2,046 38,400
Thailand – 1.5%
Advanced INFO Service PCL, NVDR 4,400 25,061
Airports of Thailand PCL, NVDR 22,600 43,930
Bangkok Bank PCL, NVDR 4,100 15,136
Bangkok Dusit Medical Services PCL, NVDR 28,100 19,900
Bank of Ayudhya PCL, NVDR 11,100 10,872
Central Pattana PCL, NVDR 7,100 12,678
Central Retail Corp. PCL, NVDR 17,700 18,536
Charoen Pokphand Foods PCL, NVDR 26,200 19,937
CP ALL PCL, NVDR 25,000 48,218
Delta Electronics Thailand PCL, NVDR 2,300 28,834
Energy Absolute PCL, NVDR 9,900 19,542
Global Power Synergy PCL, NVDR 4,300 10,108
Gulf Energy Development PCL, NVDR 28,220 36,782
Home Product Center PCL, NVDR 25,000 11,000
Indorama Ventures PCL, NVDR 13,900 17,594
Intouch Holdings PCL, NVDR 8,500 19,276
Kasikornbank PCL, NVDR 5,700 24,221
Krung Thai Bank PCL, NVDR 21,500 7,451
Krungthai Card PCL, NVDR 2,900 5,047
Minor International PCL, NVDR
(b)
13,600 13,423
PTT Exploration & Production PCL, NVDR 6,500 23,017
PTT Global Chemical PCL, NVDR 8,900 16,830
PTT Oil & Retail Business PCL, NVDR 4,500 3,729
PTT PCL, NVDR 49,400 56,572
Scg Packaging PCL, NVDR 5,000 9,681
Siam Cement PCL (The), NVDR 1,700 20,236

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Thailand – 1.5% (continued)
Siam Commercial Bank PCL (The), NVDR 10,000 37,972
575,583
Turkey – 0.2%
BIM Birlesik Magazalar AS 1,842 11,906
Enka Insaat ve Sanayi AS 7,318 8,373
Eregli Demir ve Celik Fabrikalari TAS 9,624 19,708
Ford Otomotiv Sanayi AS 400 7,721
KOC Holding AS 5,791 14,202
Sasa Polyester Sanayi As
(b)
1,695 5,472
67,382
United Arab Emirates – 1.0%
Abu Dhabi Commercial Bank PJSC 14,062 31,775
Abu Dhabi National Oil Co. For Distribution PJSC 19,093 22,248
Emirates NBD Bank PJSC 13,186 50,078
Emirates Telecommunications Group Co. PJSC 9,400 65,513
First Abu Dhabi Bank PJSC 25,019 121,378
International Holdings Co. PJSC
(b)
2,532 100,986
391,978
United States – 0.1%
JBS SA 5,000 34,744
Total Common Stocks (cost $28,989,845) 37,614,139
Preferred Stocks – 2.3%
Brazil – 1.1%
Banco Bradesco SA, 5.60% 28,050 99,272
Centrais Eletricas Brasileiras SA, Class B, 6.13% 1,200 7,204
Gerdau SA, 6.54% 7,200 34,550
Itau Unibanco Holding SA, 2.97% 27,600 114,425
Itausa - Investimentos Itau SA, 2.99% 26,500 48,327
Petroleo Brasileiro SA, 8.58% 24,400 117,953
421,731
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class B,
0.96% 780 42,475
Colombia – 0.1%
Bancolombia SA, 1.44% 2,458 21,892
Grupo Aval Acciones y Valores SA, 4.87% 12,617 3,823
25,715
Russia – 0.1%
Sberbank of Russia PJSC, 5.63% 5,820 26,318
Surgutneftegas PJSC, 17.40% 44,100 24,004
50,322
South Korea – 0.9%
Amorepacific Corp., 1.08% 24 1,479
CJ Cheiljedang Corp., 2.06% 22 3,652
Hyundai Motor Co., 4.13% 161 13,433
Hyundai Motor Co., 4.14% 160 13,405
Hyundai Motor Co., 4.32% 35 2,785
LG Chem Ltd., 2.67% 52 17,066
LG Corp., 4.15% 64 3,686
LG Electronics, Inc., 1.95% 157 8,612
LG Household & Health Care Ltd., 1.78% 13 6,664
Samsung Electro-Mechanics Co. Ltd., 1.53% 16 1,308
Samsung Electronics Co. Ltd., 4.56% 4,595 251,662
Samsung Fire & Marine Insurance Co. Ltd.,
4.93% 24 3,625
Samsung SDI Co. Ltd., 0.28% 10 3,231
SK Innovation Co. Ltd., 3.49% 5 646
331,254
Total Preferred Stocks (cost $667,126) 871,497
BNY Mellon Emerging Markets Equity ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 0.0%
India – 0.0%
Britannia Industries Ltd., Series N3, 5.50%,
6/03/2024 19,575 261
Total Corporate Bonds (cost $269) 261
Description Shares Value ($)
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $14,285) 14,285 14,285
Investment of Cash Collateral for Securities Loaned – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $151,079) 151,079 151,079
Total Investments (cost $29,822,604) 100.6% 38,651,261
Liabilities, Less Cash and Receivables (0.6)% (240,122)
Net Assets 100.0% 38,411,139
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities were valued at $2,209,995 or 5.75% of net assets.
(b)
Non-income producing security.
(c)
Security, or portion thereof, on loan. At October 31, 2021, the value of the fund’s securities on loan was $164,053 and the value of the collateral was $200,688, consisting of cash collateral of
$151,079 and U.S. Government & Agency securities valued at $49,609. In addition, the value of collateral may include pending sales that are also on loan.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:
(e)
The rate shown is the 1-day yield as of October 31, 2021.
See Notes to Financial Statements
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 28,912 12,695,130 (12,709,757) — — 14,285 0.0 23
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 1,827,114 10,957,792 (12,633,827) — — 151,079 0.4 957
2
Total 1,856,026 23,652,922 (25,343,584) — — 165,364 0.4 980
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financials 21.1
Information Technology 20.1
Consumer Discretionary 16.0
Communication Services 11.7
Materials 8.0
Energy 6.3
Consumer Staples 6.1
Health Care 4.0
Industrials 3.5
Utilities 2.0
Real Estate 1.4
Registered Investment Companies 0.4
100.6
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 1 12/17/2021 62,307 63,100 793

STATEMENT OF INVESTMENTS
October 31, 2021
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.2%
AmeriCredit Automobile Receivables Trust,
Series 2021-1, Class A3, 0.37%, 8/18/2025 35,000 34,904
Capital One Multi-Asset Execution Trust, Series
2019-A3, Class A3, 2.06%, 8/15/2028 40,000 41,429
Ford Credit Auto Owner Trust, Series 2019-A,
Class A4, 2.85%, 8/15/2024 100,000 102,450
GM Financial Leasing Trust, Series 2021-1, Class
A3, 0.26%, 2/20/2024 66,000 65,890
Santander Drive Auto Receivables Trust, Series
2021-2, Class A3, 0.34%, 2/18/2025 30,000 29,966
Toyota Auto Receivables Owner Trust
Series 2021-A, Class A3, 0.26%, 5/15/2025 40,000 39,815
Series 2020-D, Class A4, 0.47%, 1/15/2026 90,000 89,463
Verizon Owner Trust, Series 2020-B, Class A,
0.47%, 2/20/2025 50,000 49,982
Total Asset-Backed Securities (cost
$455,610) 453,899
Commercial Mortgage-Backed Securities – 1.1%
Bank Trust
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 52,731
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 53,448
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 49,610
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 26,439
BBCMS Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 62,282
Series 2021-C9, Class A5, 2.30%, 2/15/2054 50,000 50,460
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%, 9/15/2043 50,000 52,157
Series 2018-B3, Class A3, 3.75%, 4/10/2051 175,000 185,293
Series 2021-B27, Class A5, 2.39%, 7/15/2054 120,000 122,061
COMM Mortgage Trust
Series 2015-CR26, Class A3, 3.36%,
10/10/2048 98,509 104,024
Series 2015-LC23, Class A4, 3.77%,
10/10/2048 50,000 54,144
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.56%, 11/15/2048 108,000 114,463
Series 2018-CX11, Class A4, 3.77%,
4/15/2051 50,000 54,658
GS Mortgage Securities Trust
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 85,536
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 27,124
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C24, Class A4A1, 3.37%,
11/15/2047 100,000 104,354
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C17, Class A5, 3.74%, 8/15/2047 35,000 37,130
Series 2016-C29, Class A4, 3.33%, 5/15/2049 150,000 160,253
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 53,849
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 104,093
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 1.1% (continued)
UBS Commercial Mortgage Trust
Series 2018-C8, Class A3, 3.72%, 2/15/2051 30,000 32,851
Series 2019-C16, Class A4, 3.60%, 4/15/2052 75,000 82,506
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A4, 3.54%, 5/15/2048 60,000 64,101
Series 2016-C34, Class AS, 3.48%, 6/15/2049 100,000 104,652
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 10,836
Series 2019-C50, Class A5, 3.73%, 5/15/2052 150,000 166,359
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 53,351
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 31,829
Series 2014-C22, Class A5, 3.75%, 9/15/2057 10,000 10,631
Total Commercial Mortgage-Backed
Securities (cost $2,137,850) 2,111,225
Corporate Bonds – 26.3%
Basic Materials – 0.7%
Air Products & Chemicals, Inc.
2.05%, 5/15/2030 31,000 31,250
2.80%, 5/15/2050 10,000 10,255
BHP Billiton Finance USA Ltd., 4.13%,
2/24/2042 35,000 41,658
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 75,000 79,875
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 23,788
DuPont de Nemours, Inc., 4.49%, 11/15/2025 15,000 16,694
Eastman Chemical Co., 4.65%, 10/15/2044 50,000 59,977
Ecolab, Inc.
4.80%, 3/24/2030 35,000 42,153
1.30%, 1/30/2031 20,000 18,727
2.13%, 8/15/2050
(a)
10,000 9,054
FMC Corp., 3.45%, 10/01/2029 50,000 53,815
Georgia-Pacific LLC, 8.00%, 1/15/2024 25,000 28,808
Huntsman International LLC, 4.50%, 5/01/2029 10,000 11,234
International Flavors & Fragrances, Inc., 5.00%,
9/26/2048 20,000 26,236
International Paper Co.
4.80%, 6/15/2044 50,000 63,588
5.15%, 5/15/2046 50,000 66,598
Kinross Gold Corp., 5.95%, 3/15/2024 12,000 13,180
LYB International Finance III LLC
3.38%, 10/01/2040 20,000 20,712
3.80%, 10/01/2060 10,000 10,692
LyondellBasell Industries NV, 4.63%, 2/26/2055 10,000 12,369
Mosaic Co. (The)
4.25%, 11/15/2023 10,000 10,603
4.88%, 11/15/2041 10,000 11,939
Newmarket Corp., 2.70%, 3/18/2031 25,000 24,807
Newmont Corp., 4.88%, 3/15/2042 35,000 44,074
Nutrien Ltd.
4.20%, 4/01/2029 20,000 22,681
2.95%, 5/13/2030 70,000 73,572
3.95%, 5/13/2050 15,000 17,535
Sherwin-Williams Co. (The), 4.00%,
12/15/2042 40,000 45,806
Southern Copper Corp.
3.88%, 4/23/2025 30,000 32,351

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Basic Materials – 0.7% (continued)
5.88%, 4/23/2045
(a)
20,000 27,215
Suzano Austria GMBH
5.00%, 1/15/2030 20,000 21,542
Series DM3N, 3.13%, 1/15/2032 130,000 122,679
Vale Overseas Ltd.
6.25%, 8/10/2026 80,000 92,856
3.75%, 7/08/2030 175,000 178,747
6.88%, 11/10/2039 5,000 6,626
1,373,696
Communications – 2.9%
Alibaba Group Holding Ltd.
4.00%, 12/06/2037 100,000 108,645
4.20%, 12/06/2047 50,000 55,885
3.25%, 2/09/2061 30,000 28,299
Alphabet, Inc.
1.10%, 8/15/2030 24,000 22,537
2.05%, 8/15/2050 60,000 53,807
2.25%, 8/15/2060 10,000 8,982
Amazon.com, Inc.
2.50%, 11/29/2022 25,000 25,429
0.80%, 6/03/2025 25,000 24,759
1.20%, 6/03/2027 100,000 98,291
1.65%, 5/12/2028 25,000 24,899
1.50%, 6/03/2030 25,000 24,183
2.88%, 5/12/2041 30,000 30,990
4.05%, 8/22/2047 35,000 43,055
2.70%, 6/03/2060 10,000 9,648
3.25%, 5/12/2061 10,000 10,888
America Movil SAB de CV
2.88%, 5/07/2030 225,000 233,507
6.13%, 3/30/2040 70,000 99,053
AT&T, Inc.
2.63%, 12/01/2022 36,000 36,615
4.45%, 4/01/2024 24,000 25,821
3.40%, 5/15/2025
(a)
53,000 56,626
3.60%, 7/15/2025 15,000 16,133
4.13%, 2/17/2026 25,000 27,548
2.95%, 7/15/2026 50,000 52,959
3.80%, 2/15/2027 30,000 32,804
4.30%, 2/15/2030 25,000 28,393
2.75%, 6/01/2031 50,000 50,859
2.25%, 2/01/2032 50,000 48,118
2.55%, 12/01/2033 50,000 48,491
4.85%, 3/01/2039 35,000 42,090
3.50%, 6/01/2041 25,000 25,738
3.10%, 2/01/2043 40,000 38,697
4.85%, 7/15/2045 50,000 61,234
4.55%, 3/09/2049 50,000 59,264
3.50%, 9/15/2053 119,000 120,738
3.55%, 9/15/2055 50,000 50,651
3.80%, 12/01/2057 65,000 68,299
3.65%, 9/15/2059 50,000 50,821
3.85%, 6/01/2060 45,000 47,379
Baidu, Inc.
3.88%, 9/29/2023 20,000 20,996
3.08%, 4/07/2025 20,000 20,809
4.13%, 6/30/2025 20,000 21,598
4.38%, 3/29/2028 190,000 210,583
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Communications – 2.9% (continued)
Bell Telephone Co. of Canada Or Bell Canada
(The), 4.30%, 7/29/2049 25,000 30,689
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 53,820
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%, 2/01/2024 25,000 26,812
4.91%, 7/23/2025 10,000 11,121
2.30%, 2/01/2032 45,000 42,640
3.50%, 6/01/2041 45,000 44,151
5.75%, 4/01/2048 50,000 63,820
4.80%, 3/01/2050 10,000 11,345
3.70%, 4/01/2051 15,000 14,703
6.83%, 10/23/2055 100,000 148,280
4.40%, 12/01/2061 10,000 10,602
Cisco Systems, Inc., 2.95%, 2/28/2026 25,000 26,791
Comcast Corp.
2.35%, 1/15/2027 45,000 46,630
3.55%, 5/01/2028 50,000 55,089
4.15%, 10/15/2028 25,000 28,517
4.60%, 10/15/2038 25,000 30,586
3.25%, 11/01/2039 25,000 26,351
3.75%, 4/01/2040 15,000 16,791
2.80%, 1/15/2051 20,000 19,265
4.95%, 10/15/2058 90,000 125,186
2.65%, 8/15/2062 50,000 44,937
Corning, Inc.
3.90%, 11/15/2049 100,000 114,263
4.38%, 11/15/2057 35,000 42,773
5.85%, 11/15/2068 50,000 74,462
Deutsche Telekom International Finance BV,
8.75%, 6/15/2030 10,000 14,656
Discovery Communications LLC
3.95%, 3/20/2028 25,000 27,531
4.88%, 4/01/2043 25,000 29,690
4.00%, 9/15/2055 24,000 25,483
eBay, Inc., 3.65%, 5/10/2051 3,000 3,277
Fox Corp.
4.71%, 1/25/2029 10,000 11,553
3.50%, 4/08/2030
(a)
10,000 10,846
Interpublic Group of Cos., Inc. (The), 3.38%,
3/01/2041 60,000 63,743
JD.com, Inc., 3.88%, 4/29/2026 50,000 53,622
Juniper Networks, Inc.
1.20%, 12/10/2025 10,000 9,864
3.75%, 8/15/2029
(a)
50,000 54,442
Motorola Solutions, Inc.
2.30%, 11/15/2030 45,000 43,917
5.50%, 9/01/2044 22,000 28,642
Omnicom Group, Inc., 2.60%, 8/01/2031 25,000 25,187
Rogers Communications, Inc., 2.90%,
11/15/2026 35,000 36,728
Telefonica Emisiones SA, 7.05%, 6/20/2036 30,000 42,908
TELUS Corp., 2.80%, 2/16/2027 40,000 41,968
Time Warner Cable LLC
7.30%, 7/01/2038 10,000 14,358
6.75%, 6/15/2039 75,000 102,615
5.50%, 9/01/2041 25,000 30,541
T-Mobile USA, Inc.
1.50%, 2/15/2026 20,000 19,855

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Communications – 2.9% (continued)
3.75%, 4/15/2027 10,000 10,854
2.05%, 2/15/2028 30,000 29,734
3.88%, 4/15/2030 10,000 10,940
2.55%, 2/15/2031 20,000 19,848
4.38%, 4/15/2040 50,000 57,034
4.50%, 4/15/2050 10,000 11,819
TWDC Enterprises 18 Corp., 4.13%, 6/01/2044 15,000 17,903
VeriSign, Inc.
5.25%, 4/01/2025 100,000 111,648
4.75%, 7/15/2027 35,000 36,697
Verizon Communications, Inc.
2.63%, 8/15/2026 30,000 31,407
1.75%, 1/20/2031 80,000 75,504
2.55%, 3/21/2031 150,000 151,260
2.36%, 3/15/2032
(b)
50,000 49,240
2.65%, 11/20/2040 20,000 18,933
3.40%, 3/22/2041 35,000 36,690
2.85%, 9/03/2041 50,000 48,843
3.85%, 11/01/2042 20,000 22,247
2.88%, 11/20/2050 55,000 52,440
2.99%, 10/30/2056 23,000 21,880
3.00%, 11/20/2060 10,000 9,472
3.70%, 3/22/2061 50,000 54,393
Viacomcbs, Inc., 5.85%, 9/01/2043 25,000 34,105
ViacomCBS, Inc.
2.90%, 1/15/2027 37,000 38,912
4.38%, 3/15/2043 120,000 137,135
4.95%, 5/19/2050
(a)
10,000 12,628
Vodafone Group PLC
4.13%, 5/30/2025 54,000 59,175
4.38%, 5/30/2028 25,000 28,498
5.25%, 5/30/2048 10,000 13,205
Walt Disney Co. (The)
3.70%, 10/15/2025 150,000 162,919
2.65%, 1/13/2031 50,000 51,865
3.50%, 5/13/2040 30,000 33,069
Weibo Corp., 3.50%, 7/05/2024 200,000 207,476
5,624,944
Consumer, Cyclical – 1.6%
American Honda Finance Corp.
1.95%, 5/10/2023 65,000 66,315
0.88%, 7/07/2023 50,000 50,256
1.20%, 7/08/2025 20,000 19,951
Aptiv Corp., 4.15%, 3/15/2024 15,000 16,008
AutoNation, Inc., 4.75%, 6/01/2030 25,000 29,051
AutoZone, Inc., 3.25%, 4/15/2025 15,000 15,881
Choice Hotels International, Inc., 3.70%,
1/15/2031 50,000 53,340
Costco Wholesale Corp., 3.00%, 5/18/2027 33,000 35,743
Cummins, Inc., 2.60%, 9/01/2050 50,000 48,077
D.R. Horton, Inc., 5.75%, 8/15/2023 30,000 32,276
Darden Restaurants, Inc., 4.55%, 2/15/2048 50,000 58,694
Delta Air Lines Pass Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 50,000 52,032
Dollar General Corp., 3.50%, 4/03/2030 10,000 10,894
General Motors Co.
6.60%, 4/01/2036 15,000 20,240
5.20%, 4/01/2045 50,000 62,187
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Cyclical – 1.6% (continued)
General Motors Financial Co., Inc.
3.70%, 5/09/2023 20,000 20,767
1.70%, 8/18/2023 10,000 10,143
4.00%, 10/06/2026 50,000 54,501
4.35%, 1/17/2027 20,000 22,086
2.35%, 1/08/2031 45,000 43,648
2.70%, 6/10/2031 50,000 49,511
Hasbro, Inc.
3.55%, 11/19/2026 50,000 53,897
3.50%, 9/15/2027 25,000 26,929
3.90%, 11/19/2029 50,000 54,890
Home Depot, Inc. (The)
3.35%, 9/15/2025 25,000 26,923
2.50%, 4/15/2027 55,000 57,741
0.90%, 3/15/2028 100,000 95,158
1.38%, 3/15/2031 61,000 57,334
3.50%, 9/15/2056 15,000 17,100
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 55,119
4.38%, 9/15/2028 25,000 27,417
5.75%, 4/23/2030 25,000 30,033
Jetblue Pass-Through Trust, Series 2020-1, Class
A, 4.00%, 11/15/2032 38,691 42,210
Kohl's Corp., 3.38%, 5/01/2031
(a)
50,000 50,766
Las Vegas Sands Corp., 3.20%, 8/08/2024 190,000 194,245
Lear Corp., 5.25%, 5/15/2049
(a)
50,000 63,543
Lowe's Cos., Inc.
1.70%, 9/15/2028 75,000 73,582
1.70%, 10/15/2030 40,000 38,126
4.05%, 5/03/2047 10,000 11,670
3.00%, 10/15/2050 10,000 10,016
3.50%, 4/01/2051 30,000 32,765
Magna International, Inc., 2.45%, 6/15/2030 20,000 20,308
Marriott International, Inc.
3.75%, 10/01/2025 100,000 107,206
Series AA, 4.65%, 12/01/2028 50,000 56,714
McDonald's Corp.
3.30%, 7/01/2025 60,000 64,065
2.63%, 9/01/2029 20,000 20,748
4.88%, 12/09/2045 30,000 39,126
4.45%, 3/01/2047 50,000 62,038
4.45%, 9/01/2048 40,000 50,197
MDC Holdings, Inc., 6.00%, 1/15/2043 40,000 50,661
Mohawk Industries, Inc., 3.63%, 5/15/2030 10,000 10,799
Nike, Inc.
2.38%, 11/01/2026 40,000 41,981
3.25%, 3/27/2040 40,000 44,011
O'Reilly Automotive, Inc., 1.75%, 3/15/2031 20,000 19,061
PACCAR Financial Corp., 0.35%, 2/02/2024 50,000 49,533
Sands China Ltd., 5.40%, 8/08/2028 50,000 54,088
Southwest Airlines Co.
5.25%, 5/04/2025 20,000 22,420
2.63%, 2/10/2030 5,000 5,055
Spirit Airlines Pass-Through Trust, Series 2015-
1, Class A, 4.10%, 4/01/2028 105,569 110,389
Starbucks Corp.
2.00%, 3/12/2027 25,000 25,276
4.50%, 11/15/2048 25,000 31,365

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Cyclical – 1.6% (continued)
4.45%, 8/15/2049 40,000 49,859
Steelcase, Inc., 5.13%, 1/18/2029 15,000 17,071
Stellantis NV, 5.25%, 4/15/2023 15,000 15,932
Target Corp., 2.50%, 4/15/2026 50,000 52,827
Toyota Motor Corp., 0.68%, 3/25/2024 50,000 49,783
Toyota Motor Credit Corp., 1.15%, 8/13/2027 20,000 19,436
United Airlines Pass-Through Trust
Series 2012-1, , Class A4.15%, 4/11/2024 14,541 15,217
Series 2013-1, , Class A4.30%, 8/15/2025 32,648 34,663
Series 2018-1, , Class AA3.50%, 3/01/2030 42,934 45,207
Walmart, Inc.
3.40%, 6/26/2023 50,000 52,267
1.50%, 9/22/2028 50,000 49,443
2.38%, 9/24/2029 3,000 3,136
3.95%, 6/28/2038 10,000 12,064
2.50%, 9/22/2041 50,000 50,265
4.05%, 6/29/2048 10,000 12,838
Whirlpool Corp., 4.75%, 2/26/2029 10,000 11,619
3,167,733
Consumer, Non-cyclical – 4.5%
Abbott Laboratories
3.40%, 11/30/2023 20,000 21,045
4.90%, 11/30/2046 20,000 27,790
AbbVie, Inc.
3.85%, 6/15/2024 50,000 53,359
3.20%, 11/21/2029 20,000 21,392
4.05%, 11/21/2039 35,000 40,128
4.40%, 11/06/2042 45,000 53,972
4.25%, 11/21/2049 150,000 180,711
Advocate Health & Hospitals Corp., Series 2020,
2.21%, 6/15/2030 15,000 15,128
Aetna, Inc.
2.75%, 11/15/2022 10,000 10,174
6.63%, 6/15/2036 50,000 71,578
4.75%, 3/15/2044 35,000 43,526
Ahold Finance USA LLC, 6.88%, 5/01/2029 25,000 32,847
Altria Group, Inc.
4.40%, 2/14/2026 10,000 11,093
2.45%, 2/04/2032 10,000 9,479
5.80%, 2/14/2039 25,000 30,498
3.40%, 2/04/2041 50,000 46,673
4.50%, 5/02/2043 40,000 42,672
4.45%, 5/06/2050 15,000 15,961
4.00%, 2/04/2061 10,000 9,606
AmerisourceBergen Corp., 3.45%, 12/15/2027 50,000 53,916
Amgen, Inc.
3.63%, 5/22/2024 50,000 53,068
2.30%, 2/25/2031 45,000 44,784
4.40%, 5/01/2045 25,000 30,159
4.56%, 6/15/2048 20,000 25,062
2.77%, 9/01/2053 10,000 9,442
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 4.90%, 2/01/2046 15,000 19,131
Anheuser-Busch InBev Finance, Inc., 4.00%,
1/17/2043 40,000 44,681
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 110,000 120,458
4.90%, 1/23/2031
(a)
75,000 90,916
4.38%, 4/15/2038 25,000 29,413
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Non-cyclical – 4.5% (continued)
4.35%, 6/01/2040 100,000 118,048
4.95%, 1/15/2042 25,000 31,528
3.75%, 7/15/2042 30,000 32,841
5.80%, 1/23/2059 20,000 29,568
Anthem, Inc.
3.30%, 1/15/2023 50,000 51,646
2.25%, 5/15/2030 10,000 9,957
6.38%, 6/15/2037 10,000 14,151
4.63%, 5/15/2042 35,000 43,027
4.65%, 8/15/2044 15,000 18,607
4.38%, 12/01/2047 10,000 12,320
3.60%, 3/15/2051 10,000 11,148
Archer-Daniels-Midland Co., 4.54%, 3/26/2042 87,000 111,595
Ascension Health, 3.95%, 11/15/2046 25,000 31,126
AstraZeneca Finance LLC, 1.20%, 5/28/2026 75,000 74,361
AstraZeneca PLC
3.50%, 8/17/2023 65,000 68,156
0.70%, 4/08/2026 90,000 87,297
Banner Health, 2.34%, 1/01/2030 25,000 25,426
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 8/15/2050 25,000 27,426
BAT Capital Corp.
3.22%, 8/15/2024 100,000 105,012
3.22%, 9/06/2026 40,000 42,044
4.39%, 8/15/2037 20,000 21,434
5.28%, 4/02/2050 50,000 57,682
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 29,655
Baxalta, Inc., 4.00%, 6/23/2025 15,000 16,291
Becton, Dickinson & Co.
3.36%, 6/06/2024 50,000 52,720
3.73%, 12/15/2024 10,000 10,734
3.70%, 6/06/2027 10,000 10,916
3.79%, 5/20/2050 20,000 22,747
Biogen, Inc., 2.25%, 5/01/2030 25,000 24,609
Boston Scientific Corp.
3.85%, 5/15/2025 40,000 43,318
1.90%, 6/01/2025 10,000 10,182
2.65%, 6/01/2030 25,000 25,585
Bristol-Myers Squibb Co.
3.90%, 2/20/2028 10,000 11,241
1.45%, 11/13/2030
(a)
10,000 9,545
2.35%, 11/13/2040 20,000 19,012
4.55%, 2/20/2048 35,000 45,632
2.55%, 11/13/2050 20,000 19,105
California Institute of Technology, 4.70%,
11/01/2111 25,000 36,650
Campbell Soup Co.
2.38%, 4/24/2030 29,000 28,993
3.13%, 4/24/2050 15,000 14,896
Cardinal Health, Inc.
3.08%, 6/15/2024 75,000 78,660
3.75%, 9/15/2025 100,000 108,044
4.60%, 3/15/2043 25,000 29,154
4.50%, 11/15/2044 40,000 45,426
Children's Hospital Medical Center, 4.27%,
5/15/2044 45,000 56,779
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 7/01/2050 10,000 9,985

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Non-cyclical – 4.5% (continued)
Cigna Corp.
0.61%, 3/15/2024 50,000 49,621
4.13%, 11/15/2025 30,000 33,001
4.50%, 2/25/2026 5,000 5,568
3.40%, 3/01/2027 25,000 26,914
3.05%, 10/15/2027 50,000 53,308
2.38%, 3/15/2031 60,000 60,125
3.40%, 3/15/2051 25,000 26,406
Clorox Co. (The), 3.50%, 12/15/2024 47,000 50,330
Coca-Cola Co. (The)
1.45%, 6/01/2027 25,000 24,880
1.00%, 3/15/2028 20,000 19,131
2.13%, 9/06/2029 50,000 50,919
2.25%, 1/05/2032 25,000 25,227
3.00%, 3/05/2051 25,000 26,618
2.50%, 3/15/2051 35,000 33,904
Coca-Cola Femsa SAB de CV
2.75%, 1/22/2030 50,000 51,785
1.85%, 9/01/2032 108,000 102,119
Colgate-Palmolive Co., 3.70%, 8/01/2047 70,000 85,822
CommonSpirit Health, 3.35%, 10/01/2029 60,000 63,857
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 15,000 15,283
ConAgra Brands, Inc.
3.20%, 1/25/2023 6,000 6,149
4.30%, 5/01/2024 50,000 53,850
Constellation Brands, Inc.
4.65%, 11/15/2028 40,000 46,238
3.75%, 5/01/2050 15,000 16,636
CVS Health Corp.
2.63%, 8/15/2024 22,000 22,898
3.00%, 8/15/2026 10,000 10,614
3.63%, 4/01/2027 10,000 10,902
1.30%, 8/21/2027 20,000 19,388
4.30%, 3/25/2028 10,000 11,332
3.25%, 8/15/2029 30,000 32,045
3.75%, 4/01/2030 15,000 16,529
1.88%, 2/28/2031 45,000 43,077
5.05%, 3/25/2048 40,000 52,614
Danaher Corp., 2.60%, 10/01/2050 50,000 48,716
Emory University, Series 2020, 2.14%,
9/01/2030 15,000 15,092
Equifax, Inc., 2.60%, 12/15/2025 15,000 15,611
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/2050 20,000 21,411
General Mills, Inc.
4.20%, 4/17/2028 25,000 28,306
2.88%, 4/15/2030 10,000 10,477
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 25,447
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 25,253
Gilead Sciences, Inc.
3.50%, 2/01/2025 25,000 26,643
3.65%, 3/01/2026 40,000 43,340
2.95%, 3/01/2027 25,000 26,505
1.65%, 10/01/2030 25,000 23,903
2.80%, 10/01/2050 25,000 24,291
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Non-cyclical – 4.5% (continued)
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/2023 40,000 41,735
6.38%, 5/15/2038 20,000 29,648
Global Payments, Inc., 3.75%, 6/01/2023 20,000 20,787
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/01/2041 45,000 44,661
4.50%, 7/01/2057 50,000 67,194
HCA, Inc.
4.75%, 5/01/2023 150,000 158,548
5.00%, 3/15/2024 60,000 65,282
5.25%, 4/15/2025 10,000 11,209
4.13%, 6/15/2029 50,000 55,413
5.25%, 6/15/2049 5,000 6,461
Hershey Co. (The), 2.05%, 11/15/2024 40,000 41,346
Hormel Foods Corp., 1.80%, 6/11/2030 40,000 39,195
Humana, Inc.
2.90%, 12/15/2022 135,000 138,184
3.85%, 10/01/2024 30,000 32,203
Illumina, Inc., 2.55%, 3/23/2031 100,000 100,135
JM Smucker Co. (The), 3.50%, 3/15/2025 40,000 42,850
Johnson & Johnson
2.63%, 1/15/2025 40,000 41,979
0.55%, 9/01/2025 10,000 9,819
1.30%, 9/01/2030 25,000 23,954
Kaiser Foundation Hospitals, Series 2021,
3.00%, 6/01/2051 5,000 5,193
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 7,000 7,352
3.40%, 11/15/2025 20,000 21,438
4.60%, 5/25/2028 20,000 23,017
3.20%, 5/01/2030 25,000 26,541
3.80%, 5/01/2050 10,000 11,279
Kimberly-Clark Corp., 1.05%, 9/15/2027 45,000 43,602
Kroger Co. (The), 4.00%, 2/01/2024 50,000 53,085
Laboratory Corp. of America Holdings
2.30%, 12/01/2024 40,000 41,289
3.60%, 2/01/2025 10,000 10,649
2.95%, 12/01/2029 50,000 52,468
Mass General Brigham, Inc., Series 2020, 3.19%,
7/01/2049
(a)
25,000 27,435
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 29,703
McCormick & Co., Inc.
3.15%, 8/15/2024 10,000 10,558
0.90%, 2/15/2026 20,000 19,444
1.85%, 2/15/2031 15,000 14,392
McKesson Corp., 0.90%, 12/03/2025 20,000 19,539
Mead Johnson Nutrition Co., 5.90%, 11/01/2039 20,000 28,455
Medstar Health, Inc., Series 20A, 3.63%,
8/15/2049 25,000 27,838
Merck & Co., Inc.
2.90%, 3/07/2024 20,000 20,945
0.75%, 2/24/2026 15,000 14,693
3.90%, 3/07/2039 10,000 11,707
4.15%, 5/18/2043 65,000 79,337
Molson Coors Beverage Co., 5.00%, 5/01/2042 25,000 30,385
Mondelez International, Inc., 2.63%,
9/04/2050
(a)
25,000 23,546

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Non-cyclical – 4.5% (continued)
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/01/2048 20,000 23,119
Series 2019, 3.74%, 7/01/2049 25,000 27,702
Mylan, Inc.
4.20%, 11/29/2023 25,000 26,446
4.55%, 4/15/2028 10,000 11,333
New York And Presbyterian Hospital (The),
Series 2019, 3.95%, 8/01/2119 10,000 12,222
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 51,129
3.10%, 5/17/2027 25,000 26,905
4.40%, 5/06/2044 70,000 89,615
NYU Langone Hospitals
4.78%, 7/01/2044 75,000 96,906
Series 2020, 3.38%, 7/01/2055 150,000 159,649
PayPal Holdings, Inc., 1.35%, 6/01/2023 60,000 60,738
PeaceHealth Obligated Group, Series 2020,
3.22%, 11/15/2050 10,000 10,615
PepsiCo, Inc.
2.75%, 3/01/2023 11,000 11,333
2.38%, 10/06/2026 16,000 16,772
3.50%, 3/19/2040 20,000 22,817
2.88%, 10/15/2049 20,000 21,035
2.75%, 10/21/2051 10,000 10,326
PerkinElmer, Inc., 2.55%, 3/15/2031 50,000 50,656
Pfizer, Inc.
3.60%, 9/15/2028 55,000 61,489
4.00%, 12/15/2036 20,000 23,702
2.55%, 5/28/2040 25,000 24,855
4.00%, 3/15/2049 25,000 30,865
Pharmacia LLC, 6.60%, 12/01/2028 50,000 66,022
Philip Morris International, Inc.
0.88%, 5/01/2026 50,000 48,578
4.13%, 3/04/2043 50,000 55,904
4.25%, 11/10/2044 15,000 17,302
Procter & Gamble Co. (The)
2.80%, 3/25/2027 35,000 37,313
3.00%, 3/25/2030 20,000 21,748
Quest Diagnostics, Inc., 3.45%, 6/01/2026 50,000 53,907
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 45,000 42,501
2.80%, 9/15/2050 50,000 47,174
Reynolds American, Inc.
6.15%, 9/15/2043 25,000 31,155
5.85%, 8/15/2045 100,000 122,779
S&P Global, Inc., 1.25%, 8/15/2030
(a)
10,000 9,375
Sharp Healthcare, Series 20B, 2.68%,
8/01/2050 45,000 44,244
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 25,000 26,596
Smith & Nephew PLC, 2.03%, 10/14/2030 45,000 43,716
Stryker Corp., 3.38%, 11/01/2025 40,000 43,013
Sutter Health
Series 20A, 3.16%, 8/15/2040 40,000 41,561
Series 2018, 4.09%, 8/15/2048 100,000 121,438
SYSCO Corp.
4.85%, 10/01/2045 15,000 19,093
3.30%, 2/15/2050 20,000 20,909
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Non-cyclical – 4.5% (continued)
Takeda Pharmaceutical Co. Ltd., 4.40%,
11/26/2023 50,000 53,516
Texas Health Resources, 4.33%, 11/15/2055 35,000 46,320
Thermo Fisher Scientific, Inc., 2.95%,
9/19/2026 10,000 10,632
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 50,000 56,557
6.02%, 11/15/2048 50,000 61,303
Trinity Health Corp., Series 2021, 2.63%,
12/01/2040 45,000 44,687
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 11,758
UnitedHealth Group, Inc.
2.75%, 2/15/2023 50,000 51,168
3.10%, 3/15/2026 40,000 42,940
2.88%, 8/15/2029 25,000 26,595
2.30%, 5/15/2031 10,000 10,121
6.50%, 6/15/2037 50,000 74,220
3.05%, 5/15/2041 10,000 10,432
4.63%, 11/15/2041 17,000 21,408
4.25%, 6/15/2048 10,000 12,524
4.45%, 12/15/2048 10,000 12,912
3.25%, 5/15/2051 10,000 10,842
3.88%, 8/15/2059 15,000 18,047
University of Notre Dame du Lac, Series 2015,
3.44%, 2/15/2045 50,000 58,552
University of Southern California, 5.25%,
10/01/2111 50,000 82,822
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 10,000 10,878
Viatris, Inc., 4.00%, 6/22/2050 10,000 10,735
William Marsh Rice University, 3.57%,
5/15/2045 15,000 17,160
Wyeth LLC, 6.50%, 2/01/2034 25,000 35,726
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023 10,000 10,380
3.05%, 1/15/2026 15,000 15,848
Zoetis, Inc., 3.90%, 8/20/2028 40,000 44,806
8,796,965
Energy – 2.2%
Boardwalk Pipelines LP
5.95%, 6/01/2026 50,000 58,076
3.40%, 2/15/2031 15,000 15,607
BP Capital Markets America, Inc.
3.79%, 2/06/2024 10,000 10,634
3.80%, 9/21/2025 10,000 10,913
3.12%, 5/04/2026 25,000 26,738
3.59%, 4/14/2027 30,000 32,724
3.63%, 4/06/2030 10,000 11,076
1.75%, 8/10/2030
(a)
10,000 9,676
2.77%, 11/10/2050 65,000 61,641
2.94%, 6/04/2051 10,000 9,747
BP Capital Markets PLC, 3.51%, 3/17/2025 35,000 37,586
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 136,000 139,971
7.20%, 1/15/2032 15,000 20,170
Cenovus Energy, Inc.
5.25%, 6/15/2037 50,000 60,110
6.75%, 11/15/2039 5,000 6,860

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Energy – 2.2% (continued)
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 10,000 11,198
Chevron Corp., 1.14%, 5/11/2023 100,000 100,939
Chevron USA, Inc.
0.43%, 8/11/2023 60,000 59,890
2.34%, 8/12/2050 15,000 14,112
CNOOC Petroleum North America Ulc, 6.40%,
5/15/2037 20,000 26,715
ConocoPhillips
2.40%, 2/15/2031
(b)
100,000 100,948
4.85%, 8/15/2048
(b)
10,000 13,328
ConocoPhillips Co., 4.95%, 3/15/2026 20,000 22,736
Devon Energy Corp., 4.75%, 5/15/2042 25,000 28,958
Diamondback Energy, Inc., 3.25%, 12/01/2026 115,000 121,617
Enbridge, Inc., 4.25%, 12/01/2026 25,000 27,818
Energy Transfer LP
4.25%, 3/15/2023 15,000 15,555
4.25%, 4/01/2024 50,000 53,089
2.90%, 5/15/2025 75,000 78,344
3.90%, 7/15/2026 50,000 54,055
5.50%, 6/01/2027 50,000 57,924
5.35%, 5/15/2045 50,000 59,218
Enterprise Products Operating LLC
4.45%, 2/15/2043 40,000 45,938
4.85%, 3/15/2044 30,000 36,338
4.25%, 2/15/2048 75,000 85,665
3.95%, 1/31/2060 10,000 10,954
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 55,242
Equinor ASA
2.65%, 1/15/2024 10,000 10,397
3.70%, 3/01/2024 15,000 15,988
3.25%, 11/10/2024 25,000 26,653
1.75%, 1/22/2026 20,000 20,293
3.00%, 4/06/2027 50,000 53,234
4.25%, 11/23/2041 70,000 86,016
Exxon Mobil Corp.
2.73%, 3/01/2023 25,000 25,644
2.28%, 8/16/2026 40,000 41,592
2.61%, 10/15/2030 25,000 26,023
4.23%, 3/19/2040 25,000 29,856
3.10%, 8/16/2049 10,000 10,389
4.33%, 3/19/2050 85,000 107,031
3.45%, 4/15/2051 25,000 27,718
Halliburton Co.
3.50%, 8/01/2023 15,000 15,627
4.85%, 11/15/2035 30,000 35,663
4.50%, 11/15/2041 25,000 28,157
5.00%, 11/15/2045 10,000 12,418
Hess Corp.
3.50%, 7/15/2024
(a)
10,000 10,515
7.88%, 10/01/2029 50,000 67,896
7.30%, 8/15/2031 25,000 33,651
6.00%, 1/15/2040 25,000 32,498
HollyFrontier Corp.
2.63%, 10/01/2023 25,000 25,706
4.50%, 10/01/2030 75,000 81,769
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 40,000 42,893
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Energy – 2.2% (continued)
5.00%, 8/15/2042 35,000 41,446
Kinder Morgan, Inc.
4.30%, 3/01/2028 55,000 61,847
3.25%, 8/01/2050 10,000 9,663
3.60%, 2/15/2051 20,000 20,331
Magellan Midstream Partners LP, 4.25%,
9/15/2046 50,000 57,121
Marathon Oil Corp.
6.80%, 3/15/2032 50,000 65,257
6.60%, 10/01/2037 25,000 33,656
Marathon Petroleum Corp.
6.50%, 3/01/2041 10,000 13,898
4.75%, 9/15/2044 50,000 58,870
4.50%, 4/01/2048 10,000 11,668
MPLX LP
4.88%, 6/01/2025 75,000 83,031
1.75%, 3/01/2026 15,000 14,936
5.50%, 2/15/2049 25,000 32,233
4.90%, 4/15/2058 10,000 11,888
NOV, Inc., 3.60%, 12/01/2029 20,000 21,071
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 19,711
ONEOK, Inc.
4.35%, 3/15/2029 25,000 27,825
6.35%, 1/15/2031 50,000 63,567
Phillips 66
3.90%, 3/15/2028 20,000 22,062
2.15%, 12/15/2030 5,000 4,835
Phillips 66 Partners LP
2.45%, 12/15/2024 50,000 51,574
3.55%, 10/01/2026 50,000 53,636
Pioneer Natural Resources Co.
0.75%, 1/15/2024 50,000 49,698
2.15%, 1/15/2031 50,000 48,321
Plains All American Pipeline LP / PAA Finance
Corp.
3.80%, 9/15/2030 50,000 52,850
5.15%, 6/01/2042 40,000 45,169
Sabine Pass Liquefaction LLC, 5.00%,
3/15/2027 15,000 17,023
Schlumberger Investment SA, 2.65%,
6/26/2030 45,000 46,164
Shell International Finance BV
4.38%, 5/11/2045 60,000 75,099
3.75%, 9/12/2046 35,000 40,681
3.13%, 11/07/2049 35,000 37,274
Spectra Energy Partners LP, 4.50%, 3/15/2045 20,000 23,721
Suncor Energy, Inc., 3.75%, 3/04/2051 35,000 38,212
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 34,282
TotalEnergies Capital Canada Ltd., 2.75%,
7/15/2023 165,000 171,091
TotalEnergies Capital International SA
2.43%, 1/10/2025 10,000 10,370
3.46%, 2/19/2029 10,000 11,019
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 25,000 28,233
4.63%, 3/01/2034 40,000 46,950

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Energy – 2.2% (continued)
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030 15,000 15,890
4.45%, 8/01/2042 35,000 41,525
Valero Energy Corp.
3.40%, 9/15/2026 40,000 42,774
4.00%, 4/01/2029 20,000 21,950
Williams Cos., Inc. (The)
6.30%, 4/15/2040 30,000 40,844
5.75%, 6/24/2044 15,000 19,749
4.90%, 1/15/2045 50,000 60,821
4,259,573
Financial – 8.3%
Air Lease Corp.
2.25%, 1/15/2023 50,000 50,912
0.70%, 2/15/2024 20,000 19,771
3.63%, 12/01/2027 50,000 53,068
3.00%, 2/01/2030 25,000 25,331
Aircastle Ltd., 5.00%, 4/01/2023 15,000 15,837
Alexandria Real Estate Equities, Inc., 3.00%,
5/18/2051 20,000 19,978
Alleghany Corp., 3.63%, 5/15/2030 50,000 54,628
Allstate Corp. (The), Series B, 5.75%, 8/15/2053 25,000 26,547
Ally Financial, Inc.
3.88%, 5/21/2024 125,000 133,253
8.00%, 11/01/2031 60,000 84,064
American Express Co.
3.70%, 8/03/2023 22,000 23,120
3.40%, 2/22/2024 50,000 52,773
4.20%, 11/06/2025 25,000 27,773
American Financial Group, Inc., 4.50%,
6/15/2047 25,000 31,170
American International Group, Inc.
2.50%, 6/30/2025 47,000 48,831
6.25%, 5/01/2036 50,000 68,949
4.50%, 7/16/2044 20,000 24,395
4.38%, 1/15/2055 25,000 31,321
American Tower Corp.
3.50%, 1/31/2023 25,000 25,887
2.40%, 3/15/2025 50,000 51,589
1.60%, 4/15/2026 15,000 14,929
3.95%, 3/15/2029 25,000 27,619
2.10%, 6/15/2030 25,000 24,276
1.88%, 10/15/2030
(a)
25,000 23,783
2.70%, 4/15/2031 25,000 25,455
3.70%, 10/15/2049 10,000 10,927
3.10%, 6/15/2050 10,000 9,932
Ameriprise Financial, Inc.
3.70%, 10/15/2024 25,000 26,991
3.00%, 4/02/2025 10,000 10,542
AON Corp.
2.20%, 11/15/2022 50,000 50,831
2.80%, 5/15/2030 55,000 57,016
Ares Capital Corp., 3.88%, 1/15/2026 10,000 10,609
Arthur J Gallagher & Co., 3.50%, 5/20/2051 10,000 10,916
Assurant, Inc., 3.70%, 2/22/2030 50,000 53,600
Athene Holding Ltd., 3.95%, 5/25/2051 30,000 33,465
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 10,137
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.3% (continued)
2.45%, 1/15/2031 20,000 20,473
Axis Specialty Finance LLC, 3.90%, 7/15/2029 15,000 16,526
Bain Capital Specialty Finance, Inc., 2.95%,
3/10/2026 65,000 65,603
Banco Santander SA, 2.75%, 12/03/2030 200,000 196,853
Bancorpsouth Bank, 4.13%, 11/20/2029 100,000 104,874
Bank of America Corp.
3.30%, 1/11/2023 29,000 29,964
4.13%, 1/22/2024 25,000 26,793
3.55%, 3/05/2024 25,000 25,928
4.00%, 4/01/2024 50,000 53,653
3.86%, 7/23/2024 25,000 26,252
0.81%, 10/24/2024 50,000 49,917
4.00%, 1/22/2025 20,000 21,555
3.46%, 3/15/2025 100,000 105,379
3.37%, 1/23/2026 50,000 53,033
2.02%, 2/13/2026 35,000 35,642
Series G, 4.45%, 3/03/2026 50,000 55,405
3.50%, 4/19/2026 45,000 48,578
1.32%, 6/19/2026 10,000 9,920
6.22%, 9/15/2026 50,000 59,893
1.20%, 10/24/2026 35,000 34,398
3.56%, 4/23/2027 20,000 21,489
Series L, 4.18%, 11/25/2027 30,000 33,038
3.71%, 4/24/2028 45,000 48,786
3.59%, 7/21/2028 50,000 54,111
4.27%, 7/23/2029 50,000 56,166
3.97%, 2/07/2030 50,000 55,528
3.19%, 7/23/2030 50,000 52,941
2.88%, 10/22/2030 50,000 51,713
1.90%, 7/23/2031 5,000 4,777
1.92%, 10/24/2031 25,000 23,837
2.69%, 4/22/2032 15,000 15,202
2.57%, 10/20/2032 20,000 20,065
4.24%, 4/24/2038 50,000 58,798
4.08%, 4/23/2040 15,000 17,357
2.68%, 6/19/2041 10,000 9,628
4.44%, 1/20/2048 50,000 63,074
4.33%, 3/15/2050 130,000 161,412
4.08%, 3/20/2051 35,000 42,217
2.97%, 7/21/2052 10,000 10,100
Bank of Montreal
0.45%, 12/08/2023 35,000 34,836
0.95%, 1/22/2027 20,000 19,470
4.34%, 10/05/2028 65,000 69,026
Bank of Nova Scotia (The)
0.40%, 9/15/2023 70,000 69,635
3.40%, 2/11/2024 50,000 52,776
0.70%, 4/15/2024 20,000 19,875
4.50%, 12/16/2025 20,000 22,250
1.30%, 9/15/2026 75,000 73,730
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 10,000 12,366
4.25%, 1/15/2049 25,000 31,203
Berkshire Hathaway, Inc.
2.75%, 3/15/2023 50,000 51,371
4.50%, 2/11/2043 25,000 31,367
BlackRock, Inc., 2.40%, 4/30/2030 50,000 51,506
Boston Properties LP, 4.50%, 12/01/2028 75,000 85,664
Brighthouse Financial, Inc., 5.63%, 5/15/2030 70,000 84,017

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.3% (continued)
Brixmor Operating Partnership LP, 3.85%,
2/01/2025 10,000 10,715
Brookfield Finance LLC, 3.45%, 4/15/2050 60,000 63,034
Brookfield Finance, Inc., 3.90%, 1/25/2028 50,000 55,231
Brown & Brown, Inc., 2.38%, 3/15/2031 50,000 49,341
Camden Property Trust, 3.35%, 11/01/2049 50,000 55,560
Canadian Imperial Bank of Commerce, 3.10%,
4/02/2024 50,000 52,578
Capital One Financial Corp.
3.90%, 1/29/2024 25,000 26,542
3.75%, 4/24/2024 50,000 53,174
3.20%, 2/05/2025 20,000 21,178
4.20%, 10/29/2025 75,000 82,061
3.65%, 5/11/2027 40,000 43,506
Charles Schwab Corp. (The)
3.00%, 3/10/2025 50,000 52,805
4.20%, 3/24/2025 25,000 27,406
2.75%, 10/01/2029 50,000 52,481
Chubb INA Holdings, Inc., 3.35%, 5/03/2026 15,000 16,218
CI Financial Corp., 4.10%, 6/15/2051 50,000 54,912
Citigroup, Inc.
3.50%, 5/15/2023 10,000 10,417
3.88%, 10/25/2023 50,000 53,123
1.68%, 5/15/2024 108,000 109,577
4.04%, 6/01/2024 10,000 10,515
3.35%, 4/24/2025 22,000 23,171
5.50%, 9/13/2025 75,000 85,574
3.11%, 4/08/2026 15,000 15,798
4.45%, 9/29/2027 25,000 28,003
6.63%, 1/15/2028
(a)
100,000 126,750
3.98%, 3/20/2030 20,000 22,213
2.98%, 11/05/2030 23,000 23,946
4.41%, 3/31/2031 15,000 17,196
6.63%, 6/15/2032 45,000 60,126
5.88%, 2/22/2033 40,000 51,303
6.68%, 9/13/2043 50,000 76,421
4.75%, 5/18/2046 15,000 19,032
4.65%, 7/23/2048 30,000 39,375
CNO Financial Group, Inc., 5.25%, 5/30/2029 150,000 175,077
Comerica, Inc., 3.70%, 7/31/2023 62,000 65,015
Corporate Office Properties LP, 2.00%,
1/15/2029 50,000 48,404
Credit Suisse AG, 1.00%, 5/05/2023 20,000 20,103
Credit Suisse Group AG
3.80%, 6/09/2023 75,000 78,500
4.88%, 5/15/2045 50,000 63,509
Crown Castle International Corp.
4.45%, 2/15/2026 25,000 27,660
2.90%, 4/01/2041 60,000 57,927
5.20%, 2/15/2049 15,000 19,655
4.00%, 11/15/2049 75,000 83,983
4.15%, 7/01/2050 15,000 17,335
Cyrusone LP / Cyrusone Finance Corp., 3.45%,
11/15/2029 100,000 104,679
Deutsche Bank AG
3.70%, 5/30/2024 50,000 52,906
4.10%, 1/13/2026 25,000 27,002
4.10%, 1/13/2026 15,000 16,220
Digital Realty Trust LP, 4.45%, 7/15/2028 25,000 28,537
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.3% (continued)
Discover Financial Services, 4.10%, 2/09/2027 40,000 43,992
Equinix, Inc.
2.63%, 11/18/2024 22,000 22,850
2.90%, 11/18/2026 20,000 20,994
ERP Operating LP
3.38%, 6/01/2025 25,000 26,652
3.00%, 7/01/2029 20,000 21,238
Essex Portfolio LP, 2.65%, 9/01/2050 50,000 46,016
Fidelity National Financial, Inc., 3.40%,
6/15/2030 85,000 90,626
Fifth Third Bancorp
3.65%, 1/25/2024 25,000 26,453
2.38%, 1/28/2025 50,000 51,605
2.55%, 5/05/2027 40,000 41,500
FS KKR Capital Corp.
4.63%, 7/15/2024 25,000 26,699
4.13%, 2/01/2025 10,000 10,564
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/01/2025 20,000 22,209
5.38%, 4/15/2026 15,000 16,930
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025 100,000 105,300
Goldman Sachs Group, Inc. (The)
4.00%, 3/03/2024 25,000 26,699
3.50%, 4/01/2025 15,000 16,005
4.25%, 10/21/2025 70,000 76,757
1.09%, 12/09/2026 10,000 9,762
5.95%, 1/15/2027 100,000 119,136
3.85%, 1/26/2027 125,000 135,329
1.43%, 3/09/2027 10,000 9,842
1.54%, 9/10/2027 10,000 9,831
1.95%, 10/21/2027 25,000 25,071
4.22%, 5/01/2029 20,000 22,403
2.62%, 4/22/2032 25,000 25,071
Series D, 2.38%, 7/21/2032 20,000 19,661
2.65%, 10/21/2032 20,000 20,121
6.75%, 10/01/2037 30,000 42,822
3.21%, 4/22/2042 30,000 31,094
2.91%, 7/21/2042 5,000 4,981
Golub Capital BDC, Inc., 3.38%, 4/15/2024 45,000 46,585
Healthcare Trust of America Holdings LP, 3.50%,
8/01/2026 5,000 5,356
HSBC Holdings PLC
3.03%, 11/22/2023 75,000 76,832
6.80%, 6/01/2038 162,000 232,049
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 50,000 54,429
3.10%, 9/15/2027 15,000 16,023
2.65%, 9/15/2040 30,000 28,875
4.25%, 9/21/2048 10,000 12,046
JPMorgan Chase & Co.
3.20%, 1/25/2023 25,000 25,829
3.63%, 5/13/2024 20,000 21,367
0.65%, 9/16/2024 50,000 49,912
4.02%, 12/05/2024 100,000 106,311
0.56%, 2/16/2025 20,000 19,796
2.08%, 4/22/2026 15,000 15,299
3.20%, 6/15/2026 45,000 48,025
7.63%, 10/15/2026 50,000 63,712
4.13%, 12/15/2026 50,000 55,405

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.3% (continued)
1.04%, 2/04/2027 25,000 24,280
8.00%, 4/29/2027 100,000 130,738
1.05%, 6/23/2027 25,000 23,818
4.45%, 12/05/2029 50,000 56,995
2.74%, 10/15/2030 35,000 35,941
4.49%, 3/24/2031 30,000 34,745
1.76%, 11/19/2031 25,000 23,667
5.50%, 10/15/2040 85,000 115,312
3.11%, 4/22/2041 35,000 36,246
2.53%, 11/19/2041 50,000 47,535
4.26%, 2/22/2048 150,000 183,565
3.11%, 4/22/2051 50,000 51,805
3.33%, 4/22/2052 40,000 43,169
Keybank NA, 1.25%, 3/10/2023 50,000 50,497
KeyCorp
2.25%, 4/06/2027 40,000 40,906
4.10%, 4/30/2028 50,000 56,668
Kimco Realty Corp., 3.30%, 2/01/2025 10,000 10,580
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 15,974
Kreditanstalt Fuer Wiederaufbau
0.25%, 10/19/2023 70,000 69,605
2.63%, 2/28/2024 50,000 52,274
0.25%, 3/08/2024 150,000 148,586
0.38%, 7/18/2025 5,000 4,887
0.63%, 1/22/2026 195,000 190,954
0.75%, 9/30/2030 50,000 46,658
Landwirtschaftliche Rentenbank
2.00%, 1/13/2025 50,000 51,747
2.38%, 6/10/2025 40,000 41,976
Lifestorage LP, 3.50%, 7/01/2026 40,000 43,164
Lincoln National Corp., 3.05%, 1/15/2030 25,000 26,368
Manulife Financial Corp., 5.38%, 3/04/2046 100,000 142,357
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 49,973
4.75%, 3/15/2039 25,000 31,679
Mastercard, Inc.
3.30%, 3/26/2027 15,000 16,293
3.85%, 3/26/2050 10,000 12,111
MetLife, Inc.
3.60%, 4/10/2024 42,000 44,778
4.05%, 3/01/2045 15,000 18,079
MID-America Apartments LP, 1.10%, 9/15/2026 50,000 48,737
Mitsubishi UFJ Financial Group, Inc.
3.96%, 3/02/2028 100,000 111,444
3.20%, 7/18/2029 75,000 79,545
Mizuho Financial Group, Inc., 4.25%, 9/11/2029 75,000 84,371
Morgan Stanley
3.13%, 1/23/2023 75,000 77,323
3.75%, 2/25/2023 25,000 26,024
4.10%, 5/22/2023 15,000 15,764
Series F, 3.88%, 4/29/2024 100,000 106,768
4.00%, 7/23/2025 25,000 27,280
5.00%, 11/24/2025 50,000 56,331
3.13%, 7/27/2026 50,000 53,109
0.99%, 12/10/2026 45,000 43,710
3.95%, 4/23/2027 50,000 54,884
1.51%, 7/20/2027 15,000 14,756
3.59%, 7/22/2028 45,000 48,691
Series G, 3.77%, 1/24/2029 50,000 54,874
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.3% (continued)
4.43%, 1/23/2030 25,000 28,601
3.62%, 4/01/2031 45,000 49,118
1.93%, 4/28/2032 25,000 23,802
2.24%, 7/21/2032 15,000 14,645
2.51%, 10/20/2032 15,000 14,982
4.46%, 4/22/2039 160,000 193,553
4.38%, 1/22/2047 25,000 31,587
NASDAQ, Inc., 2.50%, 12/21/2040 20,000 18,528
National Health Investors, Inc., 3.00%,
2/01/2031 50,000 47,983
NatWest Group PLC, 5.08%, 1/27/2030 50,000 58,547
Northern Trust Corp.
3.15%, 5/03/2029 25,000 27,182
3.38%, 5/08/2032 50,000 53,228
Oesterreichische Kontrollbank AG, Series G,
2.88%, 3/13/2023 50,000 51,673
Office Properties Income Trust
4.50%, 2/01/2025 10,000 10,637
2.65%, 6/15/2026 50,000 50,026
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 16,557
3.63%, 10/01/2029 75,000 78,345
3.25%, 4/15/2033 50,000 49,284
Owl Rock Capital Corp.
3.75%, 7/22/2025 10,000 10,440
2.88%, 6/11/2028 50,000 49,247
People's United Financial, Inc., 3.65%,
12/06/2022 65,000 66,552
PNC Bank NA, 2.70%, 10/22/2029 75,000 78,156
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 35,000 36,352
2.60%, 7/23/2026 30,000 31,525
Principal Financial Group, Inc., 3.10%,
11/15/2026 44,000 46,814
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 11,379
ProLogis LP, 3.25%, 10/01/2026 49,000 52,809
Prospect Capital Corp., 3.36%, 11/15/2026 40,000 39,962
Prudential Financial, Inc.
5.38%, 5/15/2045 50,000 54,431
3.94%, 12/07/2049 10,000 11,920
4.35%, 2/25/2050 15,000 19,123
Raymond James Financial, Inc., 4.65%,
4/01/2030 20,000 23,504
Regency Centers LP, 3.70%, 6/15/2030 10,000 10,947
Retail Properties of America, Inc., 4.75%,
9/15/2030 10,000 10,991
Rexford Industrial Realty LP, 2.15%, 9/01/2031 50,000 47,818
Royal Bank of Canada
3.70%, 10/05/2023 50,000 52,876
0.43%, 1/19/2024 38,000 37,674
1.20%, 4/27/2026 50,000 49,279
Safehold Operating Partnership LP, 2.80%,
6/15/2031 60,000 59,757
Santander Holdings USA, Inc., 3.24%,
10/05/2026 75,000 79,043
Santander UK Group Holdings PLC
1.09%, 3/15/2025 20,000 19,904
1.67%, 6/14/2027 50,000 49,266
2.90%, 3/15/2032 25,000 25,317

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.3% (continued)
Simon Property Group LP, 4.75%, 3/15/2042 20,000 24,576
Sixth Street Specialty Lending, Inc., 2.50%,
8/01/2026 50,000 50,216
Spirit Realty LP
4.00%, 7/15/2029 15,000 16,505
3.20%, 2/15/2031 10,000 10,353
State Street Corp.
3.70%, 11/20/2023 40,000 42,517
3.15%, 3/30/2031 40,000 43,358
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/2026 45,000 46,731
3.45%, 1/11/2027 40,000 43,076
2.14%, 9/23/2030 45,000 43,229
SVB Financial Group
3.13%, 6/05/2030 50,000 53,063
1.80%, 2/02/2031 50,000 47,795
Synchrony Financial
4.25%, 8/15/2024 10,000 10,730
3.70%, 8/04/2026 90,000 96,433
5.15%, 3/19/2029 125,000 145,579
Synovus Financial Corp., 3.13%, 11/01/2022 50,000 51,003
Tanger Properties LP, 2.75%, 9/01/2031 50,000 47,745
Toronto-Dominion Bank (The)
0.45%, 9/11/2023 40,000 39,863
3.25%, 3/11/2024 40,000 42,194
2.65%, 6/12/2024 197,000 205,713
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 20,962
Truist Bank, 3.00%, 2/02/2023 50,000 51,459
Truist Financial Corp.
3.75%, 12/06/2023 50,000 52,994
2.50%, 8/01/2024 30,000 31,261
3.88%, 3/19/2029 20,000 22,396
UDR, Inc.
2.95%, 9/01/2026 40,000 42,044
3.00%, 8/15/2031 50,000 51,971
Unum Group
4.00%, 3/15/2024 22,000 23,408
5.75%, 8/15/2042 50,000 63,718
4.50%, 12/15/2049 10,000 10,875
US Bancorp
2.40%, 7/30/2024 75,000 77,927
3.60%, 9/11/2024 10,000 10,728
1.45%, 5/12/2025 35,000 35,320
Series V, 2.38%, 7/22/2026 45,000 47,008
Series D, 3.00%, 7/30/2029 25,000 26,621
1.38%, 7/22/2030 50,000 47,259
US Bank NA, 3.40%, 7/24/2023 75,000 78,579
Ventas Realty LP
3.85%, 4/01/2027 40,000 43,807
3.00%, 1/15/2030 15,000 15,571
4.38%, 2/01/2045 15,000 17,634
4.88%, 4/15/2049 10,000 12,661
Visa, Inc.
3.15%, 12/14/2025 25,000 26,866
1.90%, 4/15/2027 25,000 25,456
2.70%, 4/15/2040 25,000 25,666
2.00%, 8/15/2050
(a)
55,000 49,149
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.3% (continued)
W.P. Carey, Inc., 4.25%, 10/01/2026 35,000 38,881
Wachovia Corp., 5.50%, 8/01/2035 35,000 44,905
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023 20,000 20,730
4.13%, 8/15/2023 10,000 10,586
4.48%, 1/16/2024 50,000 53,844
3.75%, 1/24/2024 41,000 43,500
3.55%, 9/29/2025 25,000 26,900
2.41%, 10/30/2025 50,000 51,630
2.19%, 4/30/2026 15,000 15,333
3.00%, 10/23/2026 10,000 10,560
3.20%, 6/17/2027 45,000 47,702
3.58%, 5/22/2028 100,000 107,780
4.15%, 1/24/2029 20,000 22,502
Series B, 7.95%, 11/15/2029 15,000 20,494
2.88%, 10/30/2030 90,000 93,259
3.07%, 4/30/2041 30,000 30,695
4.65%, 11/04/2044 50,000 61,729
4.75%, 12/07/2046 20,000 25,359
Welltower, Inc., 3.63%, 3/15/2024 10,000 10,607
Western Union Co. (The)
2.85%, 1/10/2025 65,000 67,645
1.35%, 3/15/2026 50,000 48,960
2.75%, 3/15/2031 25,000 24,947
Westpac Banking Corp.
3.30%, 2/26/2024 40,000 42,274
2.89%, 2/04/2030 25,000 25,706
4.11%, 7/24/2034 50,000 54,069
2.67%, 11/15/2035 45,000 43,899
2.96%, 11/16/2040 41,000 40,854
Weyerhaeuser Co., 4.00%, 4/15/2030 15,000 16,828
Willis North America, Inc., 5.05%, 9/15/2048 60,000 78,610
16,065,765
Industrial – 2.2%
3M Co.
2.88%, 10/15/2027 75,000 80,054
3.25%, 8/26/2049
(a)
10,000 10,921
Agilent Technologies, Inc., 2.75%, 9/15/2029 50,000 51,999
Amphenol Corp., 2.80%, 2/15/2030 20,000 20,734
Berry Global, Inc., 1.65%, 1/15/2027 25,000 24,474
Boeing Co. (The)
4.88%, 5/01/2025 10,000 11,044
2.20%, 2/04/2026 25,000 25,061
2.95%, 2/01/2030 10,000 10,113
5.15%, 5/01/2030 10,000 11,670
6.13%, 2/15/2033 30,000 37,905
3.60%, 5/01/2034 25,000 26,010
3.25%, 2/01/2035 45,000 45,030
6.63%, 2/15/2038 25,000 33,539
3.85%, 11/01/2048 50,000 52,607
5.81%, 5/01/2050 10,000 13,707
3.83%, 3/01/2059 45,000 45,688
5.93%, 5/01/2060 25,000 35,161
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 50,000 52,590
7.00%, 12/15/2025 20,000 24,439
4.90%, 4/01/2044 15,000 19,774
4.55%, 9/01/2044 27,000 34,245

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Industrial – 2.2% (continued)
Canadian National Railway Co., 3.20%,
8/02/2046 50,000 53,360
Carrier Global Corp.
3.38%, 4/05/2040 20,000 20,901
3.58%, 4/05/2050 62,000 67,002
Caterpillar Financial Services Corp.
0.25%, 3/01/2023 60,000 59,855
3.30%, 6/09/2024 10,000 10,635
1.45%, 5/15/2025 20,000 20,202
CSX Corp.
3.35%, 11/01/2025 25,000 26,864
4.75%, 11/15/2048 13,000 17,169
3.80%, 4/15/2050 15,000 17,471
2.50%, 5/15/2051 10,000 9,344
4.25%, 11/01/2066 50,000 62,467
Deere & Co.
2.75%, 4/15/2025 10,000 10,523
3.90%, 6/09/2042 25,000 30,063
Eaton Corp., 4.15%, 11/02/2042 55,000 65,108
Emerson Electric Co., 1.95%, 10/15/2030 25,000 24,729
FedEx Corp.
4.25%, 5/15/2030 10,000 11,406
3.88%, 8/01/2042 75,000 82,666
4.75%, 11/15/2045 15,000 18,654
4.55%, 4/01/2046 30,000 36,404
4.40%, 1/15/2047 10,000 11,919
5.25%, 5/15/2050 25,000 33,829
Flex Ltd.
5.00%, 2/15/2023 100,000 105,188
4.88%, 6/15/2029 100,000 113,724
4.88%, 5/12/2030 175,000 200,368
GATX Corp.
4.70%, 4/01/2029 30,000 34,581
3.10%, 6/01/2051 50,000 48,729
General Dynamics Corp.
3.25%, 4/01/2025 50,000 53,238
3.50%, 4/01/2027 40,000 43,756
4.25%, 4/01/2040 10,000 12,200
General Electric Co.
3.38%, 3/11/2024 25,000 26,396
3.45%, 5/01/2027 10,000 10,900
Honeywell International, Inc.
2.30%, 8/15/2024 25,000 25,978
1.75%, 9/01/2031 50,000 48,572
3.81%, 11/21/2047 70,000 84,788
Huntington Ingalls Industries, Inc., 3.84%,
5/01/2025 75,000 80,635
IDEX Corp., 2.63%, 6/15/2031 25,000 25,342
Illinois Tool Works, Inc., 2.65%, 11/15/2026 35,000 37,052
Jabil, Inc., 3.95%, 1/12/2028 10,000 10,969
John Deere Capital Corp.
3.45%, 6/07/2023 100,000 104,629
3.45%, 1/10/2024 10,000 10,597
2.45%, 1/09/2030 20,000 20,698
Kansas City Southern, 4.30%, 5/15/2043 40,000 47,159
Keysight Technologies, Inc., 3.00%, 10/30/2029 10,000 10,514
L3harris Technologies, Inc.
3.83%, 4/27/2025 50,000 53,978
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Industrial – 2.2% (continued)
1.80%, 1/15/2031 50,000 47,929
Lennox International, Inc., 1.35%, 8/01/2025 50,000 49,630
Lockheed Martin Corp.
3.10%, 1/15/2023 10,000 10,273
3.55%, 1/15/2026 25,000 27,220
3.80%, 3/01/2045 40,000 47,069
Norfolk Southern Corp.
2.90%, 2/15/2023 50,000 51,194
2.90%, 8/25/2051 100,000 99,967
Northrop Grumman Corp.
5.05%, 11/15/2040 20,000 25,963
4.75%, 6/01/2043 35,000 44,739
Oshkosh Corp., 3.10%, 3/01/2030 50,000 52,138
Otis Worldwide Corp., 2.29%, 4/05/2027 40,000 41,051
Parker-Hannifin Corp.
2.70%, 6/14/2024 100,000 104,299
3.25%, 6/14/2029 25,000 26,795
4.10%, 3/01/2047 120,000 140,512
Raytheon Technologies Corp.
3.70%, 12/15/2023 55,000 58,074
3.20%, 3/15/2024 5,000 5,256
7.20%, 8/15/2027 25,000 32,137
4.63%, 11/16/2048 25,000 32,450
3.13%, 7/01/2050 25,000 26,027
Republic Services, Inc.
0.88%, 11/15/2025 20,000 19,540
2.30%, 3/01/2030 50,000 50,526
1.75%, 2/15/2032 20,000 18,927
Ryder System, Inc., 2.50%, 9/01/2024 50,000 51,906
Snap-On, Inc., 3.10%, 5/01/2050 25,000 26,833
Textron, Inc.
4.30%, 3/01/2024 25,000 26,682
4.00%, 3/15/2026 25,000 27,379
Union Pacific Corp.
4.50%, 9/10/2048 10,000 12,892
4.10%, 9/15/2067 15,000 18,489
3.80%, 4/06/2071 50,000 58,646
United Parcel Service, Inc.
3.90%, 4/01/2025 50,000 54,390
3.05%, 11/15/2027 25,000 27,115
5.30%, 4/01/2050 20,000 29,736
Vontier Corp.
2.40%, 4/01/2028
(b)
50,000 48,958
2.95%, 4/01/2031
(b)
50,000 49,411
Waste Management, Inc.
2.40%, 5/15/2023 85,000 87,117
3.13%, 3/01/2025 75,000 79,380
4.15%, 7/15/2049 15,000 18,889
2.50%, 11/15/2050 20,000 18,981
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/2024 50,000 53,420
3.45%, 11/15/2026 10,000 10,634
4.95%, 9/15/2028 50,000 57,387
WRKCo, Inc., 4.65%, 3/15/2026 25,000 28,140
4,365,428
Technology – 1.7%
Activision Blizzard, Inc., 3.40%, 9/15/2026 10,000 10,772
Adobe, Inc., 2.15%, 2/01/2027 40,000 41,368

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Technology – 1.7% (continued)
Amdocs Ltd., 2.54%, 6/15/2030 65,000 64,831
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 10,569
Apple, Inc.
2.40%, 5/03/2023 96,000 98,682
3.00%, 2/09/2024 9,000 9,426
1.80%, 9/11/2024 10,000 10,254
1.13%, 5/11/2025 15,000 14,997
0.55%, 8/20/2025 10,000 9,794
0.70%, 2/08/2026 10,000 9,793
3.25%, 2/23/2026 50,000 53,866
1.25%, 8/20/2030 10,000 9,423
1.65%, 2/08/2031 60,000 58,113
2.38%, 2/08/2041 60,000 58,229
3.85%, 5/04/2043 25,000 29,541
4.65%, 2/23/2046 25,000 33,097
2.55%, 8/20/2060 50,000 46,894
2.80%, 2/08/2061 10,000 9,877
Applied Materials, Inc.
1.75%, 6/01/2030 30,000 29,354
5.10%, 10/01/2035 30,000 39,028
Autodesk, Inc., 2.85%, 1/15/2030 10,000 10,377
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 10,000 10,528
Broadcom, Inc.
4.70%, 4/15/2025 140,000 154,562
2.45%, 2/15/2031
(b)
55,000 53,172
3.50%, 2/15/2041
(b)
5,000 4,987
3.75%, 2/15/2051
(a)(b)
5,000 5,163
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 10,000 10,750
Citrix Systems, Inc., 1.25%, 3/01/2026 20,000 19,482
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 10,000 10,722
4.90%, 10/01/2026 50,000 57,007
DXC Technology Co., 2.38%, 9/15/2028 30,000 29,143
Electronic Arts, Inc., 1.85%, 2/15/2031 25,000 24,025
Fidelity National Information Services, Inc.,
0.38%, 3/01/2023 43,000 42,868
Fiserv, Inc., 2.75%, 7/01/2024 25,000 26,084
Fortinet, Inc., 1.00%, 3/15/2026 50,000 48,733
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 10,000 10,103
6.20%, 10/15/2035 50,000 65,564
6.35%, 10/15/2045 20,000 27,449
HP, Inc., 6.00%, 9/15/2041 35,000 46,219
Intel Corp.
3.15%, 5/11/2027 30,000 32,424
2.45%, 11/15/2029 30,000 30,961
4.10%, 5/11/2047 40,000 47,854
3.10%, 2/15/2060 10,000 10,054
International Business Machines Corp.
3.30%, 1/27/2027 100,000 108,249
2.85%, 5/15/2040 100,000 99,329
4.00%, 6/20/2042 25,000 28,838
Intuit, Inc., 1.65%, 7/15/2030 10,000 9,699
KLA Corp., 5.00%, 3/15/2049 50,000 68,209
LAM Research Corp., 3.13%, 6/15/2060 50,000 52,295
Maxim Integrated Products, Inc., 3.38%,
3/15/2023 110,000 113,610
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Technology – 1.7% (continued)
Micron Technology, Inc., 2.50%, 4/24/2023 15,000 15,389
Microsoft Corp.
3.63%, 12/15/2023 50,000 52,860
2.88%, 2/06/2024 30,000 31,376
2.40%, 8/08/2026 25,000 26,246
4.50%, 10/01/2040 75,000 97,560
4.25%, 2/06/2047 40,000 52,290
2.92%, 3/17/2052 20,000 21,214
3.04%, 3/17/2062 81,000 87,469
NetApp, Inc., 1.88%, 6/22/2025 10,000 10,164
NVIDIA Corp.
3.50%, 4/01/2040 20,000 22,364
3.50%, 4/01/2050 40,000 45,724
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.88%, 3/01/2024
(b)
50,000 54,110
3.88%, 6/18/2026
(b)
10,000 10,895
3.15%, 5/01/2027
(b)
35,000 36,969
3.25%, 5/11/2041
(b)
60,000 61,242
Oracle Corp.
1.65%, 3/25/2026 50,000 50,088
2.65%, 7/15/2026 50,000 51,987
2.95%, 4/01/2030 22,000 22,809
2.88%, 3/25/2031 10,000 10,244
4.30%, 7/08/2034 100,000 112,938
4.00%, 11/15/2047 30,000 32,383
3.60%, 4/01/2050 10,000 10,216
3.95%, 3/25/2051 150,000 162,266
4.10%, 3/25/2061 10,000 10,928
QUALCOMM, Inc., 2.60%, 1/30/2023 10,000 10,246
Roper Technologies, Inc., 1.00%, 9/15/2025 20,000 19,692
Servicenow, Inc., 1.40%, 9/01/2030 50,000 46,691
Teledyne FLIR LLC, 2.50%, 8/01/2030 25,000 25,116
Texas Instruments, Inc.
1.13%, 9/15/2026
(a)
50,000 49,630
2.25%, 9/04/2029 13,000 13,365
1.90%, 9/15/2031 50,000 49,374
VMware, Inc.
4.50%, 5/15/2025 25,000 27,567
1.40%, 8/15/2026 50,000 49,244
Xilinx, Inc., 2.95%, 6/01/2024 35,000 36,595
3,323,619
Utilities – 2.2%
AEP Texas, Inc., Series I, 2.10%, 7/01/2030 50,000 48,645
AEP Transmission Co. LLC, 3.80%, 6/15/2049 30,000 34,981
AES Corp. (The), 1.38%, 1/15/2026 50,000 49,025
Alabama Power Co., 3.13%, 7/15/2051
(a)
15,000 15,872
Ameren Illinois Co., 1.55%, 11/15/2030 10,000 9,499
American Water Capital Corp.
3.75%, 9/01/2028 40,000 44,623
2.80%, 5/01/2030 25,000 26,131
6.59%, 10/15/2037 90,000 131,568
4.15%, 6/01/2049 50,000 60,404
Arizona Public Service Co.
4.25%, 3/01/2049 100,000 120,201
3.35%, 5/15/2050 50,000 52,941
Atmos Energy Corp.
1.50%, 1/15/2031 45,000 42,208
3.38%, 9/15/2049 50,000 53,771

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Utilities – 2.2% (continued)
Berkshire Hathaway Energy Co., 4.05%,
4/15/2025 40,000 43,649
Black Hills Corp., 3.88%, 10/15/2049 10,000 11,163
CenterPoint Energy Resources Corp., 4.10%,
9/01/2047 25,000 29,481
Commonwealth Edison Co.
4.00%, 3/01/2048 20,000 24,020
4.00%, 3/01/2049 20,000 24,112
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054 30,000 38,123
Series C, 3.00%, 12/01/2060 20,000 19,333
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 25,000 24,813
Series B, 3.30%, 4/15/2041 25,000 26,345
Duke Energy Carolinas LLC, 4.25%, 12/15/2041 30,000 35,777
Duke Energy Corp.
2.65%, 9/01/2026 50,000 52,231
3.75%, 9/01/2046 20,000 21,798
Duke Energy Florida LLC, 1.75%, 6/15/2030 100,000 96,706
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/01/2049 25,000 26,377
2.75%, 4/01/2050 45,000 43,716
Duke Energy Ohio, Inc., 3.70%, 6/15/2046 50,000 56,982
Duke Energy Progress LLC, 3.38%, 9/01/2023 80,000 83,827
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 34,000 35,407
Edison International, 4.13%, 3/15/2028 10,000 10,702
El Paso Electric Co., 6.00%, 5/15/2035 33,000 43,500
Emera US Finance LP, 3.55%, 6/15/2026 10,000 10,730
ENEL Americas SA, 4.00%, 10/25/2026 50,000 53,389
ENEL Generacion Chile SA, 4.25%, 4/15/2024 25,000 26,736
Entergy Louisiana LLC, 2.40%, 10/01/2026 35,000 36,075
Essential Utilities, Inc., 3.35%, 4/15/2050 15,000 16,014
Evergy, Inc., 2.45%, 9/15/2024 100,000 103,536
Eversource Energy, Series R, 1.65%, 8/15/2030 50,000 47,182
Exelon Generation Co. LLC, 5.75%, 10/01/2041 30,000 36,611
Florida Power & Light Co.
2.85%, 4/01/2025 75,000 78,928
3.80%, 12/15/2042 50,000 58,524
Interstate Power and Light Co., 2.30%,
6/01/2030 15,000 15,045
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 53,800
Louisville Gas & Electric Co., 4.25%, 4/01/2049 25,000 30,953
MidAmerican Energy Co.
3.50%, 10/15/2024 70,000 74,844
4.25%, 7/15/2049 30,000 37,752
National Rural Utilities Cooperative Finance
Corp.
1.00%, 6/15/2026 45,000 44,237
4.30%, 3/15/2049 15,000 18,864
Nextera Energy Capital Holdings, Inc., 0.65%,
3/01/2023 50,000 50,052
NextEra Energy Capital Holdings, Inc.
3.15%, 4/01/2024 75,000 78,806
2.25%, 6/01/2030 30,000 29,986
NiSource, Inc.
0.95%, 8/15/2025 15,000 14,708
5.25%, 2/15/2043 35,000 45,736
Northern States Power Co., 2.90%, 3/01/2050 20,000 20,658
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Utilities – 2.2% (continued)
Ohio Power Co., Series R, 2.90%, 10/01/2051 25,000 24,848
Oncor Electric Delivery Co. LLC, 3.10%,
9/15/2049 15,000 16,192
One Gas, Inc., 0.85%, 3/11/2023 15,000 14,999
Pacific Gas & Electric Co.
3.85%, 11/15/2023 50,000 51,579
3.15%, 1/01/2026 10,000 10,297
2.10%, 8/01/2027 10,000 9,703
4.65%, 8/01/2028 100,000 109,260
4.55%, 7/01/2030 5,000 5,446
2.50%, 2/01/2031 50,000 47,692
4.50%, 7/01/2040 5,000 5,222
3.30%, 8/01/2040 30,000 28,271
4.20%, 6/01/2041 75,000 75,583
4.00%, 12/01/2046 50,000 49,645
4.95%, 7/01/2050 5,000 5,536
Pacificorp, 4.10%, 2/01/2042 35,000 40,483
PECO Energy Co.
3.00%, 9/15/2049 40,000 41,517
2.85%, 9/15/2051 50,000 50,856
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 25,077
3.35%, 6/01/2050 15,000 15,723
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 14,769
Series 34, 3.20%, 3/01/2050 20,000 21,480
Public Service Electric & Gas Co., 3.95%,
5/01/2042 35,000 40,988
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,755
1.60%, 8/15/2030 10,000 9,365
Puget Sound Energy, Inc., 2.89%, 9/15/2051 25,000 25,170
San Diego Gas & Electric Co.
2.50%, 5/15/2026 50,000 52,130
Series RRR, 3.75%, 6/01/2047 60,000 68,787
Series TTT, 4.10%, 6/15/2049 10,000 12,137
Sempra Energy
3.55%, 6/15/2024 15,000 15,851
3.80%, 2/01/2038 15,000 16,600
Southern California Edison Co.
2.25%, 6/01/2030 25,000 24,635
6.00%, 1/15/2034 160,000 208,432
4.50%, 9/01/2040 75,000 85,137
Southern California Gas Co.
3.75%, 9/15/2042 35,000 38,982
Series VV, 4.30%, 1/15/2049 15,000 18,778
Series WW, 3.95%, 2/15/2050 15,000 18,033
Southern Co. (The), Series A, 3.70%, 4/30/2030 10,000 10,868
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047 30,000 35,869
Series 21A, 3.15%, 9/30/2051 25,000 25,381
Southern Power Co., 5.25%, 7/15/2043 20,000 25,120
Southwest Gas Corp.
2.20%, 6/15/2030 15,000 14,725
4.15%, 6/01/2049 25,000 28,666
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 125,055
Series J, 3.90%, 4/01/2045 40,000 44,669

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Utilities – 2.2% (continued)
Union Electric Co., 3.25%, 10/01/2049 75,000 81,725
Virginia Electric and Power Co.
Series A, 3.80%, 4/01/2028 50,000 55,564
Series B, 3.80%, 9/15/2047 20,000 23,108
2.45%, 12/15/2050 10,000 9,360
Wisconsin Power and Light Co., 1.95%,
9/16/2031 50,000 48,920
Xcel Energy, Inc.
0.50%, 10/15/2023 30,000 29,892
2.60%, 12/01/2029 10,000 10,308
4,299,285
Total Corporate Bonds (cost $51,258,590) 51,277,008
Foreign Governmental – 2.0%
Chile Government International Bond
3.24%, 2/06/2028 40,000 42,163
2.45%, 1/31/2031 20,000 19,682
3.10%, 1/22/2061 100,000 92,091
Hungary Government International Bond
5.38%, 2/21/2023 20,000 21,212
5.75%, 11/22/2023 120,000 131,681
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 36,824
Indonesia Government International Bond
2.95%, 1/11/2023 96,000 98,583
3.50%, 1/11/2028 50,000 54,124
4.10%, 4/24/2028 50,000 55,887
3.40%, 9/18/2029 20,000 21,530
1.85%, 3/12/2031 20,000 19,167
3.05%, 3/12/2051 20,000 19,665
Israel Government AID Bond, 5.50%, 9/18/2033 40,000 55,303
Israel Government International Bond, 3.88%,
7/03/2050 160,000 183,810
Korea International Bond, 4.13%, 6/10/2044 200,000 260,682
Mexico Government International Bond
4.00%, 10/02/2023 50,000 53,107
4.50%, 4/22/2029 50,000 55,947
2.66%, 5/24/2031 50,000 48,215
4.75%, 4/27/2032 60,000 67,357
6.05%, 1/11/2040 40,000 49,934
4.28%, 8/14/2041 100,000 104,358
5.75%, 10/12/2110 20,000 23,165
Panama Government International Bond
4.00%, 9/22/2024 50,000 53,467
3.75%, 3/16/2025 50,000 53,423
9.38%, 4/01/2029 100,000 145,038
6.70%, 1/26/2036 40,000 53,362
Peruvian Government International Bond
2.39%, 1/23/2026 20,000 20,388
2.84%, 6/20/2030 20,000 20,253
8.75%, 11/21/2033 20,000 30,985
3.23%, 7/28/2121 25,000 21,235
Philippine Government International Bond
9.50%, 2/02/2030 25,000 38,730
1.95%, 1/06/2032 100,000 97,141
Province of Alberta Canada
3.30%, 3/15/2028 25,000 27,507
1.30%, 7/22/2030 325,000 310,276
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 2.0% (continued)
Province of British Columbia Canada
Series 10, 1.75%, 9/27/2024 20,000 20,525
0.90%, 7/20/2026 50,000 49,216
Province of Manitoba Canada, 2.13%,
6/22/2026 25,000 25,905
Province of Ontario Canada
1.75%, 1/24/2023 100,000 101,675
3.20%, 5/16/2024 30,000 31,821
0.63%, 1/21/2026 10,000 9,764
1.05%, 4/14/2026 15,000 14,873
2.50%, 4/27/2026 125,000 131,727
1.05%, 5/21/2027 65,000 63,541
1.60%, 2/25/2031 130,000 127,469
Province of Quebec Canada
2.63%, 2/13/2023 150,000 154,248
Series QX, 1.50%, 2/11/2025 77,000 78,343
0.60%, 7/23/2025
(a)
50,000 49,184
2.50%, 4/20/2026 20,000 21,094
2.75%, 4/12/2027 150,000 160,393
1.90%, 4/21/2031 15,000 15,131
Republic of Italy Government International
Bond
6.88%, 9/27/2023 40,000 44,483
4.00%, 10/17/2049 20,000 22,257
3.88%, 5/06/2051 55,000 60,543
Republic of Poland Government International
Bond
3.00%, 3/17/2023 150,000 154,559
4.00%, 1/22/2024 50,000 53,279
Svensk Exportkredit AB, 5/11/2037
(c)
30,000 19,758
Uruguay Government International Bond,
4.98%, 4/20/2055 20,000 25,677
Total Foreign Governmental (cost
$3,838,331) 3,821,757
Municipal Securities – 0.4%
California State University, RB, 2.72%,
11/01/2052 50,000 49,675
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 32,006
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 25,301
Ohio State University (The), RB, 4.80%,
6/01/2111 10,000 15,311
Port Authority of New York & New Jersey,
4.96%, 8/01/2046 100,000 135,810
Regents of The University of California Medical
Center Pooled Revenue, 6.58%, 5/15/2049 100,000 155,450
State Board of Administration Finance Corp.,
1.71%, 7/01/2027 100,000 99,918
State of California, 7.30%, 10/01/2039 50,000 79,543
State of California, GO, 7.60%, 11/01/2040 15,000 26,127
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 33,403
State of Illinois, GO, 5.10%, 6/01/2033 20,000 23,247
University of Virginia, RB, 2.58%, 11/01/2051 50,000 51,238
Total Municipal Securities (cost $728,139) 727,029
Supranational Bank – 1.3%
African Development Bank
0.75%, 4/03/2023 75,000 75,343
3.00%, 9/20/2023 75,000 78,468

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.3% (continued)
Asian Development Bank
2.75%, 3/17/2023 50,000 51,628
2.63%, 1/30/2024 50,000 52,226
Series G, 1.00%, 4/14/2026 50,000 49,654
2.75%, 1/19/2028 50,000 53,916
1.75%, 9/19/2029 150,000 151,818
0.75%, 10/08/2030 150,000 139,597
Asian Infrastructure Investment Bank (The)
0.25%, 9/29/2023 50,000 49,727
0.50%, 5/28/2025 125,000 122,820
European Bank For Reconstruction &
Development, 0.25%, 7/10/2023 70,000 69,754
European Investment Bank
1.88%, 2/10/2025 50,000 51,601
0.38%, 12/15/2025 5,000 4,859
0.38%, 3/26/2026 10,000 9,668
2.38%, 5/24/2027 150,000 158,416
Export Development Canada, 1.38%, 2/24/2023 60,000 60,786
Export-Import Bank of Korea, 0.63%,
6/29/2024 200,000 199,226
Inter-American Development Bank
2.50%, 1/18/2023 75,000 76,955
2.13%, 1/15/2025 50,000 51,962
2.00%, 6/02/2026
(a)
15,000 15,539
0.63%, 9/16/2027 50,000 47,815
1.13%, 7/20/2028 50,000 48,781
3.13%, 9/18/2028 50,000 55,282
1.13%, 1/13/2031 10,000 9,593
3.88%, 10/28/2041 150,000 191,969
International Bank For Reconstruction &
Development
2.50%, 11/25/2024 20,000 21,007
0.75%, 3/11/2025 50,000 49,720
0.38%, 7/28/2025 150,000 146,564
0.50%, 10/28/2025 75,000 73,374
3.13%, 11/20/2025 75,000 81,158
0.75%, 8/26/2030 75,000 69,950
1.25%, 2/10/2031 10,000 9,699
Japan Bank For International Cooperation
2.38%, 11/16/2022 20,000 20,409
0.63%, 7/15/2025 50,000 49,056
2.25%, 11/04/2026 50,000 51,966
Korea Development Bank (The)
2.75%, 3/19/2023 150,000 154,345
2.13%, 10/01/2024 15,000 15,578
Total Supranational Bank (cost $2,641,690) 2,620,229
U.S. Government Agencies – 29.7%
Federal Farm Credit Banks Funding Corp.
0.13%, 3/09/2023 200,000 199,396
0.13%, 3/23/2023 100,000 99,684
0.25%, 2/26/2024 50,000 49,649
Federal Home Loan Banks
0.13%, 10/21/2022 40,000 39,993
1.38%, 2/17/2023 25,000 25,350
0.13%, 3/17/2023 75,000 74,838
2.50%, 2/13/2024
(a)
265,000 276,734
2.75%, 12/13/2024 10,000 10,598
3.25%, 11/16/2028 165,000 184,418
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.7% (continued)
Federal Home Loan Mortgage Corporation
0.38%, 4/20/2023
(d)
130,000 130,050
0.25%, 8/24/2023
(d)
54,000 53,799
0.25%, 9/08/2023
(d)
25,000 24,893
1.50%, 2/12/2025
(d)
92,000 93,933
0.38%, 7/21/2025
(d)
100,000 97,909
0.38%, 9/23/2025
(a)(d)
125,000 122,089
2.50%, 9/01/2027 21,233 22,081
4.00%, 7/01/2029 18,616 19,784
6.75%, 9/15/2029
(d)
50,000 69,836
3.00%, 2/01/2031 36,703 38,572
2.50%, 12/01/2031 21,803 22,723
6.25%, 7/15/2032
(d)
70,000 100,809
3.00%, 1/01/2033 7,926 8,325
3.50%, 2/01/2033 105,929 112,693
3.00%, 4/01/2033 96,772 101,829
3.00%, 4/01/2033 42,255 44,338
3.00%, 7/01/2033 116,181 122,711
2.50%, 11/01/2034 34,515 35,869
3.50%, 3/01/2035 10,626 11,361
3.00%, 4/01/2035 46,884 49,212
3.00%, 6/01/2035 61,744 64,811
2.50%, 9/01/2035 166,184 172,724
1.50%, 11/01/2035 20,480 20,632
2.50%, 5/01/2036 93,095 96,995
2.50%, 6/01/2036 433,596 451,765
2.00%, 8/01/2036 243,298 249,862
2.50%, 8/01/2036 145,436 151,530
1.50%, 9/01/2036 49,207 49,553
2.00%, 11/01/2036 50,000 51,349
3.00%, 5/01/2037
(d)
22,372 23,540
3.00%, 5/01/2037 29,829 31,381
3.00%, 11/01/2039 58,275 60,851
3.00%, 3/01/2040 61,464 64,181
2.50%, 4/01/2040 9,481 9,811
2.50%, 9/01/2040 71,568 74,060
2.50%, 10/01/2040 19,409 20,085
2.00%, 11/01/2040 21,562 21,975
4.00%, 11/01/2040 70,909 77,683
1.50%, 1/01/2041 22,821 22,632
2.00%, 3/01/2041 23,423 23,886
1.50%, 5/01/2041 96,094 95,274
2.50%, 6/01/2041 96,682 100,436
2.00%, 8/01/2041 49,197 50,168
3.00%, 12/01/2042
(d)
21,827 23,178
3.00%, 1/01/2043
(d)
57,532 61,095
3.50%, 2/01/2043 67,611 73,161
3.00%, 4/01/2043 78,629 83,535
3.00%, 1/01/2045 307,772 325,963
3.00%, 5/01/2045 12,433 13,145
3.50%, 7/01/2045 14,339 15,382
3.50%, 10/01/2045 28,070 30,111
4.50%, 10/01/2045 90,003 99,690
4.00%, 11/01/2045 218,740 237,732
3.50%, 12/01/2045 10,153 10,892
3.00%, 12/01/2046 11,209 11,809
3.00%, 1/01/2047 62,969 66,342
3.00%, 8/01/2047 56,115 59,121
4.00%, 8/01/2047
(d)
61,575 66,369
3.50%, 6/01/2048 89,963 95,223
4.50%, 8/01/2048 114,672 123,959

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.7% (continued)
Federal Home Loan Mortgage Corporation
(continued)
4.00%, 1/01/2049 69,452 74,320
4.50%, 3/01/2049
(d)
43,759 47,320
3.50%, 5/01/2049 173,308 182,905
3.00%, 9/01/2049 46,715 48,733
3.00%, 10/01/2049 53,899 56,227
5.00%, 10/01/2049 100,731 110,616
2.50%, 1/01/2050 44,754 45,955
4.50%, 2/01/2050 33,042 35,691
3.00%, 3/01/2050 44,867 46,805
2.50%, 6/01/2050 86,622 89,042
2.50%, 6/01/2050 229,972 236,397
2.50%, 6/01/2050 74,660 76,745
2.50%, 7/01/2050 459,889 472,736
2.50%, 7/01/2050 212,241 218,170
2.50%, 8/01/2050 16,998 17,473
2.50%, 10/01/2050 151,935 156,180
2.50%, 10/01/2050 175,756 180,666
3.00%, 10/01/2050 48,649 50,752
2.50%, 3/01/2051 309,081 317,715
2.00%, 4/01/2051 266,551 266,758
2.00%, 5/01/2051 120,884 120,978
2.00%, 5/01/2051 193,063 193,212
2.50%, 5/01/2051 242,978 249,848
2.50%, 5/01/2051 71,985 74,021
1.50%, 6/01/2051 195,918 189,759
3.00%, 6/01/2051 142,273 149,004
2.50%, 7/01/2051 147,199 151,361
3.00%, 7/01/2051 264,748 277,274
1.50%, 8/01/2051 197,696 191,480
2.00%, 8/01/2051 347,368 347,637
2.50%, 8/01/2051 197,698 203,288
1.50%, 9/01/2051 347,322 336,402
2.00%, 9/01/2051 346,998 347,267
2.00%, 9/01/2051 24,752 24,771
2.00%, 9/01/2051 548,878 549,304
2.00%, 9/01/2051 398,381 398,690
2.50%, 9/01/2051 371,234 381,731
2.50%, 9/01/2051 199,231 204,864
3.50%, 9/01/2051 167,762 178,619
1.50%, 10/01/2051 199,568 193,294
2.00%, 10/01/2051 224,652 224,826
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
Series 2014-K038, Class A2, 3.39%,
3/25/2024
(d)
195,000 205,505
Series 2015-KS03, Class A4, 3.16%,
5/25/2025
(d)
35,000 36,923
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 52,065
Series 2016-K058, Class AM, 2.72%,
8/25/2026
(d)
90,000 95,073
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 21,797
Series 2017-K069, Class A2, 3.19%,
9/25/2027
(d)
150,000 164,234
Series 2018-K072, Class A2, 3.44%,
12/25/2027
(d)
160,000 177,977
Series 2018-K077, Class A1, 3.70%,
3/25/2028
(d)
27,443 29,966
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.7% (continued)
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
(continued)
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 56,955
Series 2018-K081, Class AM, 3.90%,
8/25/2028
(d)
50,000 57,136
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
30,000 34,254
Series 2019-K089, Class AM, 3.63%,
1/25/2029
(d)
60,000 67,872
Series 2020-K106, Class A1, 1.78%,
10/25/2029
(d)
59,002 60,295
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 10,663
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
40,615 43,567
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 51,652
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 55,818
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 21,513
Series 2020-K105, Class A2, 1.87%,
3/25/2053
(d)
90,000 91,540
Federal National Mortgage Association
2.38%, 1/19/2023
(d)
20,000 20,519
0.25%, 5/22/2023
(d)
50,000 49,882
2.88%, 9/12/2023
(d)
200,000 208,824
0.25%, 11/27/2023
(d)
75,000 74,619
1.75%, 7/02/2024
(d)
25,000 25,688
2.63%, 9/06/2024
(a)(d)
25,000 26,372
1.63%, 1/07/2025
(a)(d)
50,000 51,233
0.63%, 4/22/2025
(d)
30,000 29,692
0.38%, 8/25/2025
(d)
30,000 29,319
1.88%, 9/24/2026
(d)
140,000 144,592
3.00%, 11/01/2026
(d)
32,751 34,360
3.00%, 12/01/2026
(d)
18,216 19,111
3.00%, 12/01/2026
(d)
62,705 65,785
3.00%, 12/01/2026
(d)
16,753 17,576
3.00%, 6/01/2027
(d)
17,242 18,088
3.00%, 2/01/2028
(d)
26,226 27,513
2.50%, 6/01/2028
(d)
55,472 57,676
3.00%, 9/01/2028
(d)
100,296 105,241
3.50%, 8/01/2030
(d)
31,225 33,118
0.88%, 8/05/2030
(a)(d)
165,000 155,011
2.00%, 10/01/2030
(d)
14,625 15,028
6.63%, 11/15/2030
(d)
75,000 106,236
2.50%, 3/01/2031
(d)
78,931 82,068
3.00%, 8/01/2031
(d)
23,130 24,308
2.50%, 10/01/2031
(d)
149,362 155,271
2.00%, 11/01/2031
(d)
38,157 39,222
3.50%, 11/01/2031
(d)
25,358 26,948
2.50%, 1/01/2032
(d)
91,125 94,967
2.50%, 1/01/2032
(d)
17,821 18,547
3.50%, 1/01/2032
(d)
19,867 21,221
3.00%, 2/01/2032
(d)
25,347 26,637
3.50%, 4/01/2032
(d)
24,842 26,428
3.50%, 8/01/2032
(d)
93,050 99,275
2.50%, 1/01/2033
(d)
31,653 32,906
3.00%, 2/01/2033
(d)
79,155 83,133
3.00%, 2/01/2033
(d)
23,140 24,303

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.7% (continued)
Federal National Mortgage Association
(continued)
3.50%, 5/01/2033
(d)
6,645 7,061
2.50%, 7/01/2033
(d)
35,394 36,887
4.00%, 4/01/2034
(d)
18,512 19,671
3.50%, 9/01/2034
(d)
28,996 31,056
3.00%, 2/01/2035
(d)
11,019 11,558
3.50%, 3/01/2035
(d)
13,156 13,981
2.00%, 7/01/2035
(d)
33,256 34,156
3.00%, 9/01/2035
(d)
33,150 34,796
2.00%, 10/01/2035
(d)
42,623 43,776
2.00%, 10/01/2035
(d)
20,517 21,072
2.00%, 10/01/2035
(d)
20,489 21,043
5.50%, 10/01/2035
(d)
18,183 20,583
1.50%, 11/01/2035
(d)
20,218 20,368
2.00%, 11/01/2035
(d)
191,894 197,085
1.50%, 11/15/2035
(d)(e)
475,000 478,097
2.00%, 11/15/2035
(e)
25,000 25,658
2.00%, 12/01/2035
(d)
43,607 44,787
2.00%, 12/15/2035
(d)(e)
100,000 102,461
1.50%, 4/01/2036
(d)
23,528 23,694
2.00%, 4/01/2036
(d)
47,622 48,907
1.50%, 5/01/2036
(d)
48,065 48,403
1.50%, 5/01/2036
(d)
94,552 95,218
2.00%, 5/01/2036
(d)
96,888 99,502
2.00%, 6/01/2036
(d)
47,734 49,022
2.00%, 6/01/2036
(d)
287,806 295,571
2.00%, 7/01/2036
(d)
73,305 75,283
2.00%, 7/01/2036
(d)
317,238 325,798
2.00%, 8/01/2036
(d)
291,846 299,721
1.50%, 9/01/2036
(d)
320,226 322,482
2.00%, 9/01/2036
(d)
49,407 50,741
1.50%, 10/01/2036
(d)
50,000 50,352
1.50%, 10/01/2036
(d)
49,702 50,052
2.00%, 10/01/2036
(d)
148,978 152,998
1.50%, 11/01/2036
(d)
75,000 75,528
3.00%, 11/15/2036
(d)(e)
75,000 78,623
1.50%, 12/15/2036
(d)(e)
75,000 75,343
3.50%, 1/01/2037
(d)
22,051 23,623
2.50%, 2/01/2037
(d)
20,366 21,124
3.50%, 11/01/2037
(d)
122,819 131,312
2.50%, 3/01/2038
(d)
24,165 25,064
3.00%, 5/01/2038
(d)
42,277 44,476
3.50%, 6/01/2039
(d)
80,137 86,475
4.50%, 6/01/2039
(d)
27,862 30,920
4.00%, 11/01/2039
(d)
23,441 25,189
6.00%, 4/01/2040
(d)
41,862 48,256
2.50%, 5/01/2040
(d)
11,860 12,273
2.00%, 8/01/2040
(d)
41,721 42,521
2.50%, 8/01/2040
(d)
17,094 17,690
2.00%, 9/01/2040
(d)
67,381 68,674
4.00%, 10/01/2040
(d)
86,491 94,754
2.00%, 11/01/2040
(d)
21,420 21,831
2.00%, 1/01/2041
(d)
115,674 117,893
2.00%, 2/01/2041
(d)
57,138 58,235
4.50%, 2/01/2041
(d)
37,762 41,938
1.50%, 5/01/2041
(d)
48,246 47,834
2.00%, 5/01/2041
(d)
120,518 122,898
1.50%, 6/01/2041
(d)
24,266 24,059
1.50%, 7/01/2041
(d)
73,050 72,426
2.00%, 7/01/2041
(d)
195,729 199,595
5.50%, 7/01/2041
(d)
20,712 23,456
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.7% (continued)
Federal National Mortgage Association
(continued)
2.50%, 11/01/2041
(d)
50,000 51,941
3.50%, 12/01/2041
(d)
28,471 30,757
3.00%, 4/01/2042
(d)
18,092 19,206
3.50%, 4/01/2042
(d)
71,540 77,412
5.00%, 4/01/2042
(d)
53,933 60,950
3.50%, 6/01/2042
(d)
22,201 24,023
4.00%, 7/01/2042
(d)
34,381 37,683
2.50%, 10/01/2042
(d)
71,350 73,988
3.00%, 4/01/2043
(d)
35,296 37,498
3.00%, 4/01/2043
(d)
207,388 220,328
4.00%, 9/01/2044
(d)
38,076 41,642
3.00%, 10/01/2044
(d)
161,232 171,292
4.00%, 11/01/2044
(d)
34,706 37,956
3.00%, 4/01/2045
(d)
63,721 67,697
3.50%, 4/01/2045
(d)
18,934 20,311
3.50%, 5/01/2045
(d)
26,168 28,071
3.50%, 6/01/2045
(d)
356,658 385,621
3.50%, 8/01/2045
(d)
127,371 136,632
3.50%, 11/01/2045
(d)
35,945 38,558
3.50%, 12/01/2045
(d)
266,445 285,819
3.50%, 1/01/2046
(d)
37,318 40,031
4.00%, 1/01/2046
(d)
83,951 91,239
3.50%, 2/01/2046
(d)
48,941 52,499
3.50%, 2/01/2046
(d)
59,877 63,970
4.50%, 6/01/2046
(d)
43,148 47,746
3.00%, 9/01/2046
(d)
90,348 95,188
3.50%, 9/01/2046
(d)
116,354 124,815
3.00%, 10/01/2046
(d)
179,804 189,436
3.00%, 11/01/2046
(d)
52,005 54,791
3.00%, 11/01/2046
(d)
19,663 20,716
3.00%, 11/01/2046
(d)
191,531 201,791
4.00%, 11/01/2046
(d)
166,893 181,110
3.50%, 2/01/2047
(d)
76,595 81,831
4.00%, 2/01/2047
(d)
302,308 328,556
3.50%, 4/01/2047
(d)
22,934 24,367
4.00%, 5/01/2047
(d)
54,690 58,933
4.50%, 5/01/2047
(d)
15,536 17,148
3.50%, 7/01/2047
(d)
213,332 230,844
3.00%, 8/01/2047
(d)
103,537 109,084
3.50%, 8/01/2047
(d)
96,496 102,526
3.50%, 10/01/2047
(d)
32,703 34,747
4.00%, 10/01/2047
(d)
94,399 101,723
3.50%, 12/01/2047
(d)
71,145 75,591
3.50%, 2/01/2048
(d)
57,125 60,695
3.50%, 3/01/2048
(d)
176,605 186,931
3.00%, 4/01/2048
(d)
226,647 240,789
3.50%, 4/01/2048
(d)
190,038 203,029
4.50%, 4/01/2048
(d)
17,959 19,414
4.50%, 8/01/2048
(d)
35,713 38,605
4.50%, 8/01/2048
(d)
295,307 323,925
4.00%, 9/01/2048
(d)
109,190 116,842
3.50%, 10/01/2048
(d)
47,862 50,854
4.50%, 10/01/2048
(d)
14,712 15,903
3.00%, 11/01/2048
(d)
155,416 163,742
3.50%, 4/01/2049
(d)
56,167 59,277
4.00%, 5/01/2049
(d)
76,675 82,048
4.50%, 5/01/2049
(d)
12,992 14,034
4.50%, 5/01/2049
(d)
30,397 32,858
4.00%, 6/01/2049
(d)
91,143 98,214
4.00%, 6/01/2049
(d)
231,546 249,511

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.7% (continued)
Federal National Mortgage Association
(continued)
3.50%, 7/01/2049
(d)
72,066 76,057
4.00%, 7/01/2049
(d)
74,603 79,780
5.00%, 7/01/2049
(d)
16,129 17,712
3.50%, 8/01/2049
(d)
154,099 162,632
4.50%, 8/01/2049
(d)
128,242 140,096
3.50%, 9/01/2049
(d)
101,091 106,688
4.00%, 9/01/2049
(d)
115,917 125,982
4.00%, 9/01/2049
(d)
24,702 26,417
4.50%, 9/01/2049
(d)
25,017 27,043
3.00%, 10/01/2049
(d)
136,450 142,343
3.00%, 11/01/2049
(d)
209,846 218,910
3.00%, 11/01/2049
(d)
132,237 137,949
4.50%, 11/01/2049
(d)
12,494 13,495
3.00%, 12/01/2049
(d)
84,755 88,416
3.50%, 12/01/2049
(d)
90,804 95,832
3.50%, 1/01/2050
(d)
57,931 61,139
3.00%, 2/01/2050
(d)
67,799 70,727
3.00%, 2/01/2050
(d)
122,825 128,129
3.00%, 3/01/2050
(d)
76,220 79,515
4.50%, 3/01/2050
(d)
109,592 118,467
4.00%, 4/01/2050
(d)
152,246 162,811
3.50%, 5/01/2050
(d)
141,204 149,277
3.50%, 5/01/2050
(d)
22,254 23,527
4.00%, 6/01/2050
(d)
38,645 41,327
4.00%, 6/01/2050
(d)
65,461 70,407
2.50%, 7/01/2050
(d)
104,168 107,078
3.00%, 7/01/2050
(d)
183,040 190,954
3.00%, 7/01/2050
(d)
73,449 76,624
3.00%, 7/01/2050
(d)
44,401 46,321
3.50%, 7/01/2050
(d)
37,985 40,156
4.00%, 7/01/2050
(d)
244,499 262,973
2.50%, 8/01/2050
(d)
220,214 226,366
2.50%, 8/01/2050
(d)
103,079 105,959
4.50%, 8/01/2050
(d)
53,865 58,661
2.00%, 9/01/2050
(d)
53,523 53,647
2.00%, 9/01/2050
(d)
44,654 44,757
2.00%, 9/01/2050
(d)
455,677 456,730
2.50%, 9/01/2050
(d)
83,285 85,612
3.00%, 9/01/2050
(d)
269,564 281,218
3.00%, 9/01/2050
(d)
61,272 63,918
2.00%, 10/01/2050
(d)
283,579 284,234
2.00%, 10/01/2050
(d)
90,511 90,721
2.50%, 11/01/2050
(d)
250,922 257,932
2.00%, 11/15/2050
(d)(e)
1,975,000 1,975,059
2.50%, 11/15/2050
(e)
950,000 975,868
3.00%, 11/15/2050
(d)(e)
250,000 260,793
3.50%, 11/15/2050
(d)(e)
175,000 184,875
4.00%, 11/15/2050
(d)(e)
100,000 107,054
2.00%, 12/01/2050
(d)
183,935 184,360
2.00%, 12/01/2050
(d)
140,197 140,521
2.00%, 12/15/2050
(d)(e)
500,000 499,035
2.50%, 12/15/2050
(d)(e)
350,000 358,694
2.00%, 1/01/2051
(d)
187,810 188,244
3.00%, 1/01/2051
(d)
79,323 82,752
1.50%, 2/01/2051
(d)
95,721 92,812
2.00%, 2/01/2051
(d)
92,968 93,183
2.00%, 2/01/2051
(d)
260,364 260,966
2.50%, 2/01/2051
(d)
280,036 287,859
2.50%, 2/01/2051
(d)
427,595 439,541
2.50%, 2/01/2051
(d)
93,125 95,758
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.7% (continued)
Federal National Mortgage Association
(continued)
2.50%, 2/01/2051
(d)
22,530 23,160
2.50%, 2/01/2051
(d)
179,306 184,315
1.50%, 3/01/2051
(d)
72,532 70,251
2.00%, 3/01/2051
(d)
188,673 188,819
2.00%, 4/01/2051
(d)
192,919 193,069
2.00%, 4/01/2051
(d)
145,530 145,643
2.00%, 4/01/2051
(d)
239,676 239,861
2.50%, 4/01/2051
(d)
145,052 149,153
2.00%, 5/01/2051
(d)
245,292 245,482
2.00%, 5/01/2051
(d)
193,738 193,888
2.50%, 5/01/2051
(d)
391,766 402,843
3.00%, 5/01/2051
(d)
143,716 150,516
1.50%, 6/01/2051
(d)
24,548 23,776
1.50%, 6/01/2051
(d)
197,125 190,928
3.00%, 6/01/2051
(d)
193,524 202,680
2.00%, 7/01/2051
(d)
293,322 293,549
2.00%, 7/01/2051
(d)
564,336 564,774
2.50%, 7/01/2051
(d)
98,030 100,802
1.50%, 8/01/2051
(d)
98,866 95,757
2.00%, 8/01/2051
(d)
347,061 347,330
2.00%, 8/01/2051
(d)
297,501 297,732
2.00%, 8/01/2051
(d)
298,053 298,284
1.50%, 9/01/2051
(d)
124,060 120,160
2.00%, 9/01/2051
(d)
248,577 248,769
2.50%, 9/01/2051
(d)
98,695 101,485
1.50%, 10/01/2051
(d)
49,902 48,333
2.00%, 10/01/2051
(d)
398,416 398,725
2.00%, 10/01/2051
(d)
224,654 224,828
2.50%, 10/01/2051
(d)
374,255 384,837
5.00%, 11/15/2051
(d)(e)
200,000 219,968
5.50%, 11/15/2051
(d)(e)
200,000 224,125
Federal National Mortgage Association REMICs
Series 2014-M3, Class A2, 3.49%,
1/25/2024
(d)
15,243 15,921
Series 2018-M1, Class A2, 2.99%,
12/25/2027
(d)
45,952 49,583
Series 2019-M1, Class A2, 3.55%,
9/25/2028
(d)
25,000 28,268
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
20,000 22,112
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
40,000 42,614
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
29,879 30,963
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 212,111
Series 2018-M13, Class A2, 3.69%,
9/25/2030
(d)
10,000 11,512
Series 2021-M1G, Class A2, 1.51%,
11/25/2030
(d)
60,000 59,113
Series 2021-M13, Class 2A1, 1.49%,
11/25/2032
(d)
99,108 99,129
Government National Mortgage Association
2.00%, 11/15/2050
(e)
750,000 759,600
2.50%, 11/15/2050
(e)
450,000 462,546
3.00%, 11/15/2050
(e)
1,250,000 1,297,400
4.50%, 11/15/2050
(e)
200,000 213,224
3.50%, 11/15/2051
(e)
200,000 209,098
2.00%, 12/15/2051
(e)
100,000 101,055

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.7% (continued)
Government National Mortgage Association II
3.50%, 10/20/2026 30,010 31,825
5.00%, 9/20/2039 91,323 104,385
4.00%, 10/20/2040 25,485 28,006
5.00%, 10/20/2040 32,116 36,707
4.00%, 11/20/2040 67,840 74,549
4.50%, 1/20/2041 17,437 19,444
4.00%, 11/20/2041 23,112 25,374
3.00%, 6/20/2042 26,590 28,154
3.00%, 8/20/2042 65,633 69,494
3.50%, 2/20/2043 54,184 58,413
2.50%, 3/20/2043 16,037 16,639
3.00%, 4/20/2043 84,427 89,317
3.50%, 7/20/2043 108,578 117,453
4.00%, 11/20/2044 289,280 314,788
4.50%, 1/20/2045 36,256 40,200
3.50%, 2/20/2045 45,044 48,020
3.50%, 6/20/2045 192,773 204,897
3.00%, 8/20/2045 73,204 77,027
3.50%, 3/20/2046 34,433 36,466
4.00%, 3/20/2046 45,809 49,757
3.00%, 4/20/2046 20,932 21,932
4.00%, 6/20/2046 61,845 66,852
2.50%, 7/20/2046 39,372 40,739
3.00%, 9/20/2046 19,681 20,622
2.50%, 10/20/2046 12,345 12,774
3.00%, 10/20/2046 53,229 55,774
3.00%, 11/20/2046 54,432 57,033
3.50%, 11/20/2046 126,591 134,067
3.00%, 1/20/2047 120,172 125,916
3.50%, 2/20/2047 479,336 507,645
3.00%, 5/20/2047 99,096 103,496
3.50%, 5/20/2047 172,311 181,596
4.00%, 8/20/2047 36,148 38,766
4.50%, 9/20/2047 50,472 54,403
3.00%, 10/20/2047 15,320 16,000
3.50%, 2/20/2048 33,062 34,844
4.00%, 4/20/2048 89,487 95,372
4.50%, 6/20/2048 45,086 48,184
5.00%, 6/20/2048 13,227 14,355
4.00%, 7/20/2048 19,630 20,921
4.00%, 9/20/2048 20,017 21,333
4.00%, 11/20/2048 58,951 62,828
4.50%, 11/20/2048 33,502 35,804
3.50%, 1/20/2049 161,912 170,637
4.00%, 2/20/2049 31,673 33,756
3.50%, 3/20/2049 36,141 38,061
3.00%, 1/20/2050 9,560 9,925
3.50%, 4/20/2050 22,750 23,823
4.00%, 5/20/2050 23,076 24,515
5.00%, 5/20/2050 52,951 57,467
2.50%, 7/20/2050 32,296 33,209
3.00%, 7/20/2050 57,061 59,286
3.50%, 7/20/2050 42,726 44,911
3.00%, 8/20/2050 15,362 15,961
4.00%, 8/20/2050 138,048 146,657
4.50%, 8/20/2050 34,513 37,159
2.50%, 9/20/2050 37,734 38,800
4.50%, 9/20/2050 28,562 30,752
3.00%, 11/20/2050 55,014 57,159
2.00%, 12/20/2050 334,030 338,597
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.7% (continued)
Government National Mortgage Association II
(continued)
3.50%, 12/20/2050 18,276 19,211
2.00%, 1/20/2051 302,325 306,457
2.50%, 1/20/2051 43,537 44,767
2.50%, 2/20/2051 241,051 248,079
3.00%, 2/20/2051 295,616 307,146
2.50%, 3/20/2051 164,308 169,099
4.00%, 3/20/2051 88,376 93,887
2.00%, 4/20/2051 313,819 318,069
2.50%, 4/20/2051 364,473 375,099
3.50%, 4/20/2051 161,290 169,539
2.00%, 5/20/2051 340,985 345,604
2.50%, 5/20/2051 339,620 349,522
2.00%, 7/20/2051 444,731 450,755
2.50%, 7/20/2051 518,092 533,197
2.50%, 8/20/2051 322,291 331,688
Tennessee Valley Authority, 5.25%, 9/15/2039 145,000 206,271
Total U.S. Government Agencies (cost
$58,297,582) 57,851,553
U.S. Treasury Government Securities – 37.9%
U.S. Treasury Bonds
7.13%, 2/15/2023 200,000 217,320
6.25%, 5/15/2030 20,000 27,634
5.38%, 2/15/2031
(a)
405,000 540,612
4.50%, 2/15/2036
(a)
95,000 130,491
4.75%, 2/15/2037 100,000 141,906
5.00%, 5/15/2037 150,000 218,414
4.50%, 5/15/2038 100,000 139,422
3.50%, 2/15/2039 100,000 124,875
4.25%, 5/15/2039 20,000 27,309
4.38%, 11/15/2039 200,000 277,250
4.63%, 2/15/2040 35,000 50,050
1.13%, 5/15/2040 445,000 385,620
4.38%, 5/15/2040 60,000 83,578
1.13%, 8/15/2040 500,000 432,500
3.88%, 8/15/2040 50,000 65,602
1.38%, 11/15/2040 380,000 343,306
4.25%, 11/15/2040 34,000 46,707
1.88%, 2/15/2041 485,000 477,119
4.75%, 2/15/2041 45,000 65,735
2.25%, 5/15/2041 595,000 621,682
4.38%, 5/15/2041 85,000 119,080
1.75%, 8/15/2041 315,000 303,286
3.75%, 8/15/2041 15,000 19,441
3.13%, 11/15/2041 250,000 298,242
3.13%, 2/15/2042 55,000 65,751
3.00%, 5/15/2042 125,000 146,816
2.75%, 8/15/2042 72,000 81,439
2.75%, 11/15/2042 417,000 471,471
3.13%, 2/15/2043 120,000 143,831
2.88%, 5/15/2043 300,000 346,547
3.63%, 8/15/2043 100,000 129,125
3.75%, 11/15/2043 300,000 394,687
3.63%, 2/15/2044 150,000 194,508
3.38%, 5/15/2044 150,000 188,086
3.13%, 8/15/2044 170,000 205,408
3.00%, 11/15/2044 115,000 136,598
2.50%, 2/15/2045 255,000 279,225
3.00%, 5/15/2045 75,000 89,543
2.88%, 8/15/2045 100,000 117,109

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 37.9% (continued)
U.S. Treasury Bonds (continued)
2.50%, 2/15/2046 150,000 165,164
2.50%, 5/15/2046 155,000 170,815
2.25%, 8/15/2046 150,000 158,086
2.88%, 11/15/2046 410,000 485,273
3.00%, 2/15/2047 265,000 321,271
3.00%, 5/15/2047 40,000 48,587
2.75%, 8/15/2047 190,000 220,816
2.75%, 11/15/2047 225,000 261,703
3.00%, 2/15/2048 316,000 384,730
3.13%, 5/15/2048 410,000 511,091
3.00%, 8/15/2048 375,000 457,676
3.38%, 11/15/2048 345,000 450,225
3.00%, 2/15/2049 365,000 447,125
2.88%, 5/15/2049
(a)
275,000 330,086
2.25%, 8/15/2049 355,000 378,297
2.38%, 11/15/2049
(a)
230,000 251,670
2.00%, 2/15/2050 470,000 475,287
1.25%, 5/15/2050 463,000 391,741
1.38%, 8/15/2050 580,000 505,687
1.63%, 11/15/2050 510,000 473,184
1.88%, 2/15/2051 515,000 506,712
2.38%, 5/15/2051 485,000 533,273
2.00%, 8/15/2051 450,000 456,609
U.S. Treasury Notes
1.63%, 11/15/2022 5,000 5,076
0.13%, 11/30/2022 300,000 299,859
2.00%, 11/30/2022 210,000 214,151
1.63%, 12/15/2022 355,000 360,672
0.13%, 12/31/2022 230,000 229,739
2.13%, 12/31/2022 400,000 408,844
1.50%, 1/15/2023 280,000 284,266
0.13%, 1/31/2023 625,000 624,023
1.75%, 1/31/2023 100,000 101,863
2.38%, 1/31/2023 300,000 307,910
1.38%, 2/15/2023 100,000 101,430
2.00%, 2/15/2023 365,000 373,170
0.13%, 2/28/2023 320,000 319,325
1.50%, 2/28/2023 171,000 173,752
2.63%, 2/28/2023 250,000 257,744
0.50%, 3/15/2023 185,000 185,499
0.13%, 3/31/2023 325,000 324,111
1.50%, 3/31/2023 25,000 25,415
2.50%, 3/31/2023 300,000 309,187
0.25%, 4/15/2023 195,000 194,787
0.13%, 4/30/2023 700,000 697,621
1.63%, 4/30/2023 100,000 101,906
2.75%, 4/30/2023 100,000 103,582
0.13%, 5/15/2023 245,000 244,120
1.75%, 5/15/2023 605,000 617,880
0.13%, 5/31/2023 470,000 468,164
1.63%, 5/31/2023 200,000 203,961
2.75%, 5/31/2023 150,000 155,631
0.25%, 6/15/2023 180,000 179,613
0.13%, 6/30/2023
(a)
475,000 472,922
1.38%, 6/30/2023 225,000 228,700
2.63%, 6/30/2023 200,000 207,375
0.13%, 7/15/2023 325,000 323,451
0.13%, 7/31/2023 300,000 298,441
1.25%, 7/31/2023 100,000 101,438
2.75%, 7/31/2023 200,000 208,109
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 37.9% (continued)
U.S. Treasury Notes (continued)
0.13%, 8/15/2023 240,000 238,688
2.50%, 8/15/2023 200,000 207,336
0.13%, 8/31/2023
(a)
385,000 382,789
1.38%, 8/31/2023 100,000 101,676
2.75%, 8/31/2023 100,000 104,180
0.13%, 9/15/2023 275,000 273,281
0.25%, 9/30/2023
(a)
420,000 418,343
1.38%, 9/30/2023 130,000 132,229
2.88%, 9/30/2023
(a)
100,000 104,543
0.13%, 10/15/2023 500,000 496,523
1.63%, 10/31/2023 200,000 204,461
2.88%, 10/31/2023 200,000 209,438
0.25%, 11/15/2023 500,000 497,305
2.75%, 11/15/2023 225,000 235,213
2.13%, 11/30/2023 200,000 206,609
2.88%, 11/30/2023 350,000 366,953
0.13%, 12/15/2023 445,000 441,071
2.25%, 12/31/2023 200,000 207,250
2.63%, 12/31/2023 200,000 208,859
0.13%, 1/15/2024 500,000 495,156
2.25%, 1/31/2024
(a)
200,000 207,469
2.50%, 1/31/2024 200,000 208,563
0.13%, 2/15/2024
(a)
430,000 425,633
2.75%, 2/15/2024 200,000 209,844
2.13%, 2/29/2024 200,000 207,078
2.38%, 2/29/2024 200,000 208,203
0.25%, 3/15/2024 520,000 515,491
2.13%, 3/31/2024 250,000 258,906
0.38%, 4/15/2024 490,000 486,746
2.00%, 4/30/2024 141,000 145,726
2.25%, 4/30/2024 200,000 207,922
0.25%, 5/15/2024 400,000 395,844
2.50%, 5/15/2024 295,000 308,667
2.00%, 5/31/2024 350,000 361,895
0.25%, 6/15/2024 415,000 410,266
1.75%, 6/30/2024 250,000 256,973
2.00%, 6/30/2024 80,000 82,775
0.38%, 7/15/2024
(a)
540,000 535,275
1.75%, 7/31/2024 300,000 308,578
2.13%, 7/31/2024 250,000 259,707
0.38%, 8/15/2024
(a)
370,000 366,589
2.38%, 8/15/2024 550,000 575,180
1.25%, 8/31/2024 100,000 101,477
1.88%, 8/31/2024 300,000 309,680
0.38%, 9/15/2024
(a)
505,000 499,911
1.50%, 9/30/2024 400,000 408,688
2.13%, 9/30/2024 100,000 103,969
1.50%, 10/31/2024
(a)
400,000 408,750
2.25%, 10/31/2024 81,000 84,575
2.25%, 11/15/2024 625,000 652,783
1.50%, 11/30/2024 200,000 204,328
2.13%, 11/30/2024 130,000 135,302
1.75%, 12/31/2024 100,000 102,961
2.25%, 12/31/2024 125,000 130,615
1.38%, 1/31/2025 75,000 76,307
2.50%, 1/31/2025 100,000 105,367
2.00%, 2/15/2025 350,000 363,180
1.13%, 2/28/2025
(a)
85,000 85,730
2.75%, 2/28/2025 175,000 185,910
0.50%, 3/31/2025 155,000 152,978

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 37.9% (continued)
U.S. Treasury Notes (continued)
0.38%, 4/30/2025 600,000 588,656
2.88%, 4/30/2025 500,000 533,672
2.13%, 5/15/2025 605,000 630,193
0.25%, 5/31/2025 610,000 595,036
2.88%, 5/31/2025 200,000 213,672
0.25%, 6/30/2025 300,000 292,289
0.25%, 7/31/2025 400,000 389,250
2.00%, 8/15/2025 380,000 394,428
0.25%, 8/31/2025 265,000 257,464
0.25%, 9/30/2025 635,000 616,396
3.00%, 9/30/2025 50,000 53,844
0.25%, 10/31/2025
(a)
500,000 484,492
2.25%, 11/15/2025 490,000 513,620
0.38%, 11/30/2025 450,000 437,590
2.88%, 11/30/2025 100,000 107,313
0.38%, 12/31/2025
(a)
290,000 281,663
0.38%, 1/31/2026 275,000 266,729
2.63%, 1/31/2026 40,000 42,566
1.63%, 2/15/2026 315,000 322,063
0.50%, 2/28/2026 320,000 311,750
2.50%, 2/28/2026 60,000 63,567
0.75%, 3/31/2026 285,000 280,391
2.25%, 3/31/2026 150,000 157,371
0.75%, 4/30/2026 350,000 344,039
2.38%, 4/30/2026 200,000 210,953
1.63%, 5/15/2026 545,000 556,879
0.75%, 5/31/2026 300,000 294,703
2.13%, 5/31/2026 100,000 104,430
0.88%, 6/30/2026 525,000 518,150
1.88%, 6/30/2026 140,000 144,659
0.63%, 7/31/2026 605,000 589,686
1.88%, 7/31/2026 274,000 283,098
1.50%, 8/15/2026 295,000 299,540
0.75%, 8/31/2026 790,000 774,138
1.38%, 8/31/2026 150,000 151,465
0.88%, 9/30/2026
(a)
430,000 423,684
1.63%, 9/30/2026
(a)
100,000 102,141
1.13%, 10/31/2026 445,000 443,522
1.63%, 10/31/2026 200,000 204,281
2.00%, 11/15/2026 475,000 493,629
1.63%, 11/30/2026 150,000 153,152
1.75%, 12/31/2026
(a)
250,000 256,777
1.50%, 1/31/2027 200,000 202,813
2.25%, 2/15/2027 500,000 525,820
1.13%, 2/28/2027 150,000 149,098
0.63%, 3/31/2027
(a)
300,000 290,063
0.50%, 4/30/2027
(a)
335,000 321,129
2.38%, 5/15/2027 285,000 301,677
0.50%, 5/31/2027 405,000 387,661
0.50%, 6/30/2027
(a)
400,000 382,500
0.38%, 7/31/2027 525,000 498,094
2.25%, 8/15/2027 525,000 552,316
0.50%, 8/31/2027 470,000 448,116
0.38%, 9/30/2027 300,000 283,617
0.50%, 10/31/2027 340,000 323,345
2.25%, 11/15/2027 330,000 347,273
0.63%, 11/30/2027 400,000 382,781
0.63%, 12/31/2027 330,000 315,305
0.75%, 1/31/2028
(a)
310,000 298,060
2.75%, 2/15/2028 375,000 405,967
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 37.9% (continued)
U.S. Treasury Notes (continued)
1.13%, 2/29/2028
(a)
310,000 305,084
1.25%, 3/31/2028 310,000 306,948
1.25%, 4/30/2028 405,000 400,855
2.88%, 5/15/2028 532,000 580,628
1.25%, 5/31/2028 225,000 222,504
1.25%, 6/30/2028 230,000 227,161
1.00%, 7/31/2028 310,000 300,991
2.88%, 8/15/2028 319,000 348,856
1.13%, 8/31/2028 395,000 386,421
1.25%, 9/30/2028 435,000 428,883
1.38%, 10/31/2028 455,000 452,352
3.13%, 11/15/2028 575,000 639,508
2.63%, 2/15/2029 597,000 644,853
2.38%, 5/15/2029
(a)
205,000 218,133
1.63%, 8/15/2029
(a)
240,000 242,888
1.75%, 11/15/2029 140,000 143,041
1.50%, 2/15/2030 417,000 417,456
0.63%, 5/15/2030 525,000 487,840
0.63%, 8/15/2030 725,000 671,984
0.88%, 11/15/2030
(a)
720,000 680,738
1.13%, 2/15/2031
(a)
780,000 752,822
1.63%, 5/15/2031 820,000 826,150
1.25%, 8/15/2031
(a)
750,000 728,789
Total U.S. Treasury Government Securities
(cost $74,758,931) 73,847,375
Shares
Investment Companies – 4.6%
Registered Investment Companies – 4.6%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $8,924,030) 8,924,030 8,924,030
Investment of Cash Collateral for Securities Loaned – 1.9%
Registered Investment Companies – 1.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $3,594,325) 3,594,325 3,594,325
Total Investments Before TBA Sale
Commitments  (cost $206,635,078) 105.4% 205,228,430
TBA Sale Commitments – ( 0.1% )
Principal
Amount ($)
Federal National Mortgage Association, 3.50%,
11/15/2036
(d)(h)
50,000 (53,074)
Government National Mortgage Association,
4.00%, 11/15/2050
(h)
200,000 (212,048)
Total TBA Sale Commitments (cost
$(265,632)) (265,122)
Total Investments (cost $206,369,446) 105.3% 204,963,308
Liabilities, Less Cash and Receivables (5.3)% (10,214,197)
Net Assets 100.0% 194,749,111
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits

STATEMENT OF INVESTMENTS
(continued)
(a)
Security, or portion thereof, on loan. At October 31, 2021, the value of the fund’s securities on loan was $10,348,159 and the value of the collateral was $10,629,427, consisting of cash collateral of $3,594,325 and U.S. Government & Agency securities valued at $7,035,102. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities were valued at $488,423 or 0.25% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:
(g)
The rate shown is the 1-day yield as of October 31, 2021.
(h)
Sales on a forward commitment basis.
See Notes to Financial Statements
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 1,088,560 71,856,392 (64,020,922) — — 8,924,030 4.6 720
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 88,150 12,234,052 (8,727,877) — — 3,594,325 1.9 3,713
2
Total 1,176,710 84,090,444 (72,748,799) — — 12,518,355 6.5 4,433
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Government 41.8
Financial 38.9
Registered Investment Companies 6.5
Consumer, Non-cyclical 4.6
Communications 2.9
Utilities 2.3
Industrial 2.2
Energy 2.2
Technology 1.7
Consumer, Cyclical 1.6
Basic Materials 0.7
TBA Sale Commitments (0.1)
105.3
†
Based on net assets.

STATEMENT OF INVESTMENTS
October 31, 2021
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0%
Basic Materials – 1.3%
Air Products & Chemicals, Inc., 1.50%,
10/15/2025 25,000 25,264
Albemarle Corp., 4.15%, 12/01/2024 10,000 10,815
Arcelormittal SA, 4.55%, 3/11/2026 50,000 54,917
Celanese US Holdings LLC, 3.50%, 5/08/2024 25,000 26,400
Dow Chemical Co. (The), 3.63%, 5/15/2026 25,000 27,095
DuPont de Nemours, Inc.
4.21%, 11/15/2023 50,000 53,283
4.49%, 11/15/2025 50,000 55,645
Eastman Chemical Co., 3.80%, 3/15/2025 25,000 26,831
Georgia-Pacific LLC, 8.00%, 1/15/2024 25,000 28,808
LYB International Finance BV, 4.00%,
7/15/2023 30,000 31,625
Mosaic Co. (The), 4.25%, 11/15/2023 25,000 26,508
Nucor Corp., 2.00%, 6/01/2025 25,000 25,500
PPG Industries, Inc., 1.20%, 3/15/2026 25,000 24,567
Reliance Steel & Aluminum Co., 1.30%,
8/15/2025 25,000 24,719
Rio Tinto Finance USA Ltd., 3.75%, 6/15/2025 25,000 27,199
Steel Dynamics, Inc., 2.40%, 6/15/2025 50,000 51,507
Vale Overseas Ltd., 6.25%, 8/10/2026 50,000 58,035
578,718
Communications – 5.4%
Alphabet, Inc.
3.38%, 2/25/2024 25,000 26,502
0.45%, 8/15/2025 25,000 24,461
2.00%, 8/15/2026 50,000 51,615
Amazon.com, Inc.
2.40%, 2/22/2023 10,000 10,237
0.25%, 5/12/2023 25,000 24,926
0.40%, 6/03/2023 10,000 9,995
0.45%, 5/12/2024 40,000 39,704
2.80%, 8/22/2024 85,000 89,291
0.80%, 6/03/2025 20,000 19,807
1.00%, 5/12/2026 70,000 69,361
AT&T, Inc.
2.63%, 12/01/2022 25,000 25,427
0.90%, 3/25/2024 50,000 50,008
3.40%, 5/15/2025
(a)
45,000 48,079
4.13%, 2/17/2026 25,000 27,548
1.70%, 3/25/2026 50,000 50,219
2.95%, 7/15/2026 50,000 52,959
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 53,820
Charter Communications Operating LLC /
Charter Communications Operating Capital,
4.91%, 7/23/2025 75,000 83,404
Cisco Systems, Inc.
2.20%, 9/20/2023 70,000 72,019
3.63%, 3/04/2024 10,000 10,673
Cisco Systems, Inc./Delaware, 2.50%,
9/20/2026 35,000 37,045
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/2022 50,000 54,670
Comcast Corp.
3.60%, 3/01/2024 20,000 21,281
3.38%, 2/15/2025 60,000 64,010
3.10%, 4/01/2025 20,000 21,194
3.38%, 8/15/2025 25,000 26,828
3.95%, 10/15/2025 75,000 82,393
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Communications – 5.4% (continued)
Discovery Communications LLC
2.95%, 3/20/2023 27,000 27,796
3.45%, 3/15/2025 60,000 63,570
eBay, Inc.
2.75%, 1/30/2023 25,000 25,622
3.45%, 8/01/2024 25,000 26,495
1.90%, 3/11/2025 25,000 25,490
1.40%, 5/10/2026 35,000 34,686
Expedia Group, Inc., 4.50%, 8/15/2024 15,000 16,172
Fox Corp., 3.05%, 4/07/2025 25,000 26,393
Juniper Networks, Inc., 1.20%, 12/10/2025 25,000 24,660
Motorola Solutions, Inc., 4.00%, 9/01/2024 25,000 26,908
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 45,000 48,042
Rogers Communications, Inc., 4.10%,
10/01/2023 50,000 52,702
TCI Communications, Inc., 7.88%, 2/15/2026 20,000 25,280
T-Mobile USA, Inc., 1.50%, 2/15/2026 110,000 109,203
TWDC Enterprises 18 Corp., 2.35%, 12/01/2022 25,000 25,479
VeriSign, Inc., 5.25%, 4/01/2025 25,000 27,912
Verizon Communications, Inc.
3.38%, 2/15/2025 75,000 80,111
0.85%, 11/20/2025 50,000 48,957
1.45%, 3/20/2026 70,000 69,809
2.63%, 8/15/2026 50,000 52,345
ViacomCBS, Inc.
3.70%, 8/15/2024 45,000 47,940
4.75%, 5/15/2025 50,000 55,476
Vodafone Group PLC, 3.75%, 1/16/2024 50,000 53,221
Walt Disney Co. (The)
3.70%, 9/15/2024 50,000 53,590
3.70%, 10/15/2025 75,000 81,459
1.75%, 1/13/2026 25,000 25,360
WPP Finance 2010, 3.75%, 9/19/2024 50,000 53,656
2,355,810
Consumer, Cyclical – 7.0%
American Honda Finance Corp.
0.88%, 7/07/2023 75,000 75,383
3.45%, 7/14/2023 30,000 31,418
2.15%, 9/10/2024 70,000 72,241
1.20%, 7/08/2025 25,000 24,938
1.30%, 9/09/2026 50,000 49,620
Autonation, Inc., 3.50%, 11/15/2024 25,000 26,531
AutoZone, Inc.
3.13%, 7/15/2023 50,000 51,782
3.13%, 4/18/2024 15,000 15,740
Continental Airlines Pass-Through Trust, Series
2012-2, Class A, 4.00%, 10/29/2024 15,030 15,728
Costco Wholesale Corp., 2.75%, 5/18/2024 45,000 47,104
Cummins, Inc., 0.75%, 9/01/2025 25,000 24,630
D.R. Horton, Inc.
5.75%, 8/15/2023 25,000 26,897
2.50%, 10/15/2024 10,000 10,409
Delta Air Lines Pass Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 25,000 26,016
Dollar General Corp., 4.15%, 11/01/2025 25,000 27,484
Dollar Tree, Inc.
3.70%, 5/15/2023 25,000 26,061

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Cyclical – 7.0% (continued)
4.00%, 5/15/2025 50,000 54,155
General Motors Co.
4.88%, 10/02/2023 75,000 80,470
5.40%, 10/02/2023 25,000 27,065
4.00%, 4/01/2025 25,000 26,962
6.13%, 10/01/2025 25,000 28,979
General Motors Financial Co., Inc.
3.25%, 1/05/2023 100,000 102,717
3.70%, 5/09/2023 10,000 10,383
1.70%, 8/18/2023 25,000 25,358
3.95%, 4/13/2024 25,000 26,535
4.00%, 1/15/2025 50,000 53,503
2.90%, 2/26/2025 50,000 52,001
2.75%, 6/20/2025 25,000 25,953
1.25%, 1/08/2026 25,000 24,489
1.50%, 6/10/2026 25,000 24,599
Hasbro, Inc., 3.00%, 11/19/2024 25,000 26,320
Home Depot, Inc. (The)
2.70%, 4/01/2023 25,000 25,663
3.00%, 4/01/2026 50,000 53,419
Hyatt Hotels Corp.
3.38%, 7/15/2023 25,000 25,858
5.38%, 4/23/2025 25,000 27,847
Las Vegas Sands Corp., 3.20%, 8/08/2024 90,000 92,011
Lennar Corp.
4.88%, 12/15/2023 10,000 10,723
4.50%, 4/30/2024 25,000 26,843
5.25%, 6/01/2026 25,000 28,430
Lowe's Cos., Inc.
3.13%, 9/15/2024 15,000 15,835
4.00%, 4/15/2025 50,000 54,440
Magna International, Inc., 4.15%, 10/01/2025 25,000 27,465
Marriott International, Inc.
Series EE, 5.75%, 5/01/2025 6,000 6,801
Series R, 3.13%, 6/15/2026 75,000 79,394
McDonald's Corp.
3.30%, 7/01/2025 75,000 80,081
1.45%, 9/01/2025 25,000 25,146
3.70%, 1/30/2026 25,000 27,176
Nike, Inc., 2.40%, 3/27/2025 50,000 52,082
O'Reilly Automotive, Inc., 3.55%, 3/15/2026 25,000 27,085
PACCAR Financial Corp.
0.35%, 8/11/2023 25,000 24,907
1.10%, 5/11/2026 10,000 9,906
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 57,467
PVH Corp., 4.63%, 7/10/2025 25,000 27,404
Ross Stores, Inc., 4.60%, 4/15/2025 25,000 27,626
Southwest Airlines Co., 5.25%, 5/04/2025 50,000 56,051
Starbucks Corp., 3.10%, 3/01/2023 50,000 51,559
Stellantis NV, 5.25%, 4/15/2023 25,000 26,553
Tapestry, Inc., 4.25%, 4/01/2025 25,000 26,987
Target Corp., 2.25%, 4/15/2025 50,000 51,881
Toyota Motor Corp.
0.68%, 3/25/2024 110,000 109,522
1.34%, 3/25/2026 25,000 24,944
Toyota Motor Credit Corp.
2.90%, 3/30/2023 25,000 25,842
0.40%, 4/06/2023 75,000 74,874
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Cyclical – 7.0% (continued)
3.45%, 9/20/2023 50,000 52,648
2.90%, 4/17/2024 25,000 26,228
3.00%, 4/01/2025 50,000 52,942
3.40%, 4/14/2025 25,000 26,834
0.80%, 10/16/2025 40,000 39,216
1.13%, 6/18/2026 35,000 34,510
United Airlines Pass-Through Trust
Series 2012-1, , Class A4.15%, 4/11/2024 14,541 15,217
Series 2014-1, , Class A4.00%, 4/11/2026 12,850 13,555
VF Corp., 2.40%, 4/23/2025 25,000 25,863
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 53,625
Walmart, Inc.
2.35%, 12/15/2022 125,000 127,609
2.85%, 7/08/2024 85,000 89,495
3.55%, 6/26/2025
(a)
25,000 27,293
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 25,668
3,033,996
Consumer, Non-cyclical – 13.8%
Abbott Laboratories
3.40%, 11/30/2023 25,000 26,307
2.95%, 3/15/2025 50,000 52,939
AbbVie, Inc.
3.20%, 11/06/2022 25,000 25,557
2.30%, 11/21/2022 75,000 76,383
2.85%, 5/14/2023 45,000 46,317
3.85%, 6/15/2024 25,000 26,680
2.60%, 11/21/2024 100,000 104,252
3.80%, 3/15/2025 50,000 53,846
3.60%, 5/14/2025 70,000 75,141
3.20%, 5/14/2026 75,000 79,895
Aetna, Inc., 2.80%, 6/15/2023 50,000 51,533
Altria Group, Inc.
2.35%, 5/06/2025 25,000 25,744
2.63%, 9/16/2026 50,000 51,933
AmerisourceBergen Corp., 0.74%, 3/15/2023 50,000 50,026
Amgen, Inc.
2.25%, 8/19/2023 25,000 25,657
3.13%, 5/01/2025 25,000 26,452
2.60%, 8/19/2026 50,000 52,220
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 3.65%, 2/01/2026 50,000 54,343
Anheuser-Busch InBev Finance, Inc., 3.65%,
2/01/2026 50,000 54,174
Anthem, Inc.
3.30%, 1/15/2023 25,000 25,823
3.50%, 8/15/2024 25,000 26,577
3.35%, 12/01/2024 25,000 26,649
2.38%, 1/15/2025 75,000 77,605
AstraZeneca Finance LLC, 1.20%, 5/28/2026 100,000 99,148
AstraZeneca PLC
3.38%, 11/16/2025 50,000 54,071
0.70%, 4/08/2026 25,000 24,249
BAT Capital Corp.
3.22%, 8/15/2024 65,000 68,258
2.79%, 9/06/2024 25,000 26,013
3.22%, 9/06/2026 25,000 26,278

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 13.8% (continued)
BAT International Finance PLC, 1.67%,
3/25/2026 50,000 49,426
Becton, Dickinson & Co.
3.36%, 6/06/2024 25,000 26,360
3.73%, 12/15/2024 35,000 37,570
Biogen, Inc., 4.05%, 9/15/2025 75,000 82,028
Boston Scientific Corp., 3.45%, 3/01/2024 50,000 52,717
Bristol-Myers Squibb Co.
2.75%, 2/15/2023 45,000 46,228
2.90%, 7/26/2024 50,000 52,618
3.88%, 8/15/2025 25,000 27,281
0.75%, 11/13/2025 15,000 14,709
3.20%, 6/15/2026 75,000 81,009
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 45,000 45,169
Campbell Soup Co., 3.95%, 3/15/2025 10,000 10,818
Cardinal Health, Inc., 3.08%, 6/15/2024 50,000 52,440
Cigna Corp.
3.05%, 11/30/2022 60,000 61,517
3.75%, 7/15/2023 41,000 43,052
3.50%, 6/15/2024 25,000 26,500
1.25%, 3/15/2026
(a)
50,000 49,453
Clorox Co. (The), 3.50%, 12/15/2024 25,000 26,771
Coca-Cola Consolidated, Inc., 3.80%,
11/25/2025 25,000 27,147
Commonspirit Health, 2.76%, 10/01/2024 25,000 26,081
ConAgra Brands, Inc., 4.30%, 5/01/2024 25,000 26,925
Constellation Brands, Inc., 3.20%, 2/15/2023 65,000 66,967
CVS Health Corp.
3.70%, 3/09/2023 41,000 42,602
4.00%, 12/05/2023 10,000 10,592
3.38%, 8/12/2024 75,000 79,403
4.10%, 3/25/2025 60,000 65,280
2.88%, 6/01/2026 25,000 26,311
DH Europe Finance II Sarl, 2.05%, 11/15/2022 50,000 50,793
Diageo Capital PLC, 2.63%, 4/29/2023 50,000 51,268
Equifax, Inc.
2.60%, 12/01/2024 25,000 26,043
2.60%, 12/15/2025 50,000 52,035
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 35,000 36,138
General Mills, Inc.
3.65%, 2/15/2024 10,000 10,568
4.00%, 4/17/2025 25,000 27,178
Gilead Sciences, Inc.
0.75%, 9/29/2023 100,000 99,879
3.50%, 2/01/2025 25,000 26,643
3.65%, 3/01/2026 25,000 27,088
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 20,000 21,048
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/2023 25,000 25,784
3.38%, 5/15/2023 50,000 52,169
Global Payments, Inc.
2.65%, 2/15/2025 50,000 51,808
4.80%, 4/01/2026 25,000 27,976
GXO Logistics, Inc., 1.65%, 7/15/2026
(b)
25,000 24,568
HCA, Inc.
4.75%, 5/01/2023 45,000 47,564
5.00%, 3/15/2024 30,000 32,641
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 13.8% (continued)
5.25%, 4/15/2025 25,000 28,024
5.25%, 6/15/2026 50,000 56,725
Hershey Co. (The), 0.90%, 6/01/2025 50,000 49,653
Hormel Foods Corp., 0.65%, 6/03/2024 15,000 14,943
Humana, Inc.
2.90%, 12/15/2022 50,000 51,179
3.85%, 10/01/2024 15,000 16,102
Johnson & Johnson
2.05%, 3/01/2023 50,000 50,940
3.38%, 12/05/2023 25,000 26,478
2.45%, 3/01/2026 50,000 52,485
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 16,000 16,804
3.13%, 12/15/2023 25,000 26,178
0.75%, 3/15/2024 35,000 34,861
3.40%, 11/15/2025 25,000 26,797
Kimberly-Clark Corp., 3.05%, 8/15/2025 25,000 26,691
Kroger Co. (The), 3.50%, 2/01/2026 25,000 27,125
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 10,000 10,561
3.60%, 2/01/2025 50,000 53,246
McCormick & Co., Inc., 0.90%, 2/15/2026 10,000 9,722
McKesson Corp., 2.85%, 3/15/2023 50,000 51,174
Medtronic, Inc., 3.50%, 3/15/2025 34,000 36,660
Merck & Co., Inc.
2.80%, 5/18/2023 25,000 25,875
2.90%, 3/07/2024 85,000 89,018
2.75%, 2/10/2025 40,000 41,959
Molson Coors Beverage Co., 3.00%, 7/15/2026 35,000 37,089
Mondelez International, Inc., 1.50%, 5/04/2025 50,000 50,420
Moody's Corp., 3.75%, 3/24/2025 25,000 26,937
Novartis Capital Corp.
1.75%, 2/14/2025 50,000 50,998
3.00%, 11/20/2025 50,000 53,375
PayPal Holdings, Inc.
2.40%, 10/01/2024 50,000 52,020
1.65%, 6/01/2025 30,000 30,474
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/2025 25,000 25,041
PepsiCo, Inc.
0.75%, 5/01/2023 50,000 50,272
0.40%, 10/07/2023 25,000 24,932
2.25%, 3/19/2025 50,000 51,918
Pfizer, Inc.
3.00%, 6/15/2023 50,000 51,966
3.20%, 9/15/2023 35,000 36,630
3.40%, 5/15/2024 10,000 10,643
2.75%, 6/03/2026 25,000 26,615
Philip Morris International, Inc.
1.13%, 5/01/2023 50,000 50,460
2.88%, 5/01/2024 70,000 73,287
3.25%, 11/10/2024 25,000 26,611
2.75%, 2/25/2026 25,000 26,285
0.88%, 5/01/2026 25,000 24,289
Procter & Gamble Co. (The)
3.10%, 8/15/2023 10,000 10,461
0.55%, 10/29/2025 50,000 48,922
1.00%, 4/23/2026 25,000 24,781

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Consumer, Non-cyclical – 13.8% (continued)
Reynolds American, Inc., 4.45%, 6/12/2025 65,000 70,932
Royalty Pharma PLC, 0.75%, 9/02/2023 25,000 24,960
S&P Global, Inc., 4.00%, 6/15/2025 15,000 16,373
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023 75,000 77,706
3.20%, 9/23/2026 75,000 79,788
Stryker Corp.
0.60%, 12/01/2023 50,000 49,885
3.38%, 11/01/2025 45,000 48,390
3.50%, 3/15/2026 25,000 27,002
SYSCO Corp.
3.55%, 3/15/2025 25,000 26,787
3.30%, 7/15/2026 30,000 32,126
Thermo Fisher Scientific, Inc., 4.13%,
3/25/2025 50,000 54,573
Tyson Foods, Inc.
3.90%, 9/28/2023 35,000 37,005
4.00%, 3/01/2026 25,000 27,448
Unilever Capital Corp.
3.25%, 3/07/2024 10,000 10,557
2.60%, 5/05/2024 100,000 104,177
UnitedHealth Group, Inc.
2.75%, 2/15/2023 50,000 51,167
2.38%, 8/15/2024 50,000 51,965
3.75%, 7/15/2025 25,000 27,268
1.25%, 1/15/2026 50,000 49,893
1.15%, 5/15/2026 15,000 14,858
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 35,000 38,074
Viatris, Inc., 1.65%, 6/22/2025 30,000 30,051
Zimmer Biomet Holdings, Inc., 3.55%,
4/01/2025 50,000 53,274
Zoetis, Inc., 3.25%, 2/01/2023 10,000 10,265
5,964,385
Energy – 6.9%
Baker Hughes Holdings LLC / Baker Hughes Co.-
Obligor, Inc., 2.77%, 12/15/2022 50,000 51,121
BP Capital Markets America, Inc.
2.94%, 4/06/2023 50,000 51,614
2.75%, 5/10/2023 10,000 10,321
3.79%, 2/06/2024 10,000 10,634
3.19%, 4/06/2025 25,000 26,548
3.41%, 2/11/2026
(a)
25,000 26,974
3.12%, 5/04/2026 50,000 53,477
BP Capital Markets PLC
3.81%, 2/10/2024 15,000 15,979
3.51%, 3/17/2025 50,000 53,694
Canadian Natural Resources Ltd.
2.95%, 1/15/2023 20,000 20,488
2.05%, 7/15/2025 30,000 30,464
Cenovus Energy, Inc., 5.38%, 7/15/2025 25,000 28,089
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 25,000 27,996
Chevron Corp.
2.36%, 12/05/2022 95,000 96,621
2.90%, 3/03/2024
(a)
25,000 26,165
1.55%, 5/11/2025 100,000 101,455
2.95%, 5/16/2026 25,000 26,666
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Energy – 6.9% (continued)
Chevron USA, Inc.
0.43%, 8/11/2023 25,000 24,954
3.90%, 11/15/2024 10,000 10,816
0.69%, 8/12/2025 25,000 24,560
Columbia Pipeline Group, Inc., 4.50%,
6/01/2025 15,000 16,518
Diamondback Energy, Inc., 4.75%, 5/31/2025 35,000 38,730
Enbridge, Inc.
3.50%, 6/10/2024 50,000 52,884
2.50%, 1/15/2025 10,000 10,347
Energy Transfer LP
4.25%, 3/15/2023 35,000 36,294
4.90%, 2/01/2024 10,000 10,691
4.50%, 4/15/2024 75,000 80,517
4.05%, 3/15/2025 10,000 10,713
2.90%, 5/15/2025 50,000 52,229
Energy Transfer LP / Regency Energy Finance
Corp., 4.50%, 11/01/2023 20,000 21,153
Enterprise Products Operating LLC
3.90%, 2/15/2024 25,000 26,504
3.75%, 2/15/2025 25,000 26,904
3.70%, 2/15/2026 75,000 81,435
EOG Resources, Inc.
2.63%, 3/15/2023 20,000 20,453
4.15%, 1/15/2026 50,000 55,242
Exxon Mobil Corp.
2.73%, 3/01/2023 75,000 76,932
1.57%, 4/15/2023 35,000 35,541
2.02%, 8/16/2024 65,000 67,065
2.99%, 3/19/2025 125,000 132,156
HollyFrontier Corp., 5.88%, 4/01/2026 50,000 57,015
Kinder Morgan Energy Partners LP, 4.25%,
9/01/2024 50,000 53,942
Kinder Morgan, Inc., 3.15%, 1/15/2023 25,000 25,692
Marathon Petroleum Corp.
4.75%, 12/15/2023 19,000 20,415
3.63%, 9/15/2024 50,000 53,213
MPLX LP
3.50%, 12/01/2022 25,000 25,685
3.38%, 3/15/2023 25,000 25,846
4.50%, 7/15/2023 25,000 26,293
4.88%, 12/01/2024 20,000 21,959
4.88%, 6/01/2025 25,000 27,677
1.75%, 3/01/2026 25,000 24,894
ONEOK, Inc., 2.75%, 9/01/2024 25,000 26,007
Phillips 66
3.85%, 4/09/2025 70,000 75,471
1.30%, 2/15/2026 10,000 9,849
Phillips 66 Partners LP, 2.45%, 12/15/2024 45,000 46,416
Pioneer Natural Resources Co.
0.55%, 5/15/2023 10,000 9,968
0.75%, 1/15/2024 25,000 24,849
1.13%, 1/15/2026 25,000 24,485
Plains All American Pipeline LP / PAA Finance
Corp.
2.85%, 1/31/2023 25,000 25,464
4.65%, 10/15/2025 25,000 27,450

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Energy – 6.9% (continued)
Sabine Pass Liquefaction LLC
5.63%, 3/01/2025 67,000 75,214
5.88%, 6/30/2026 50,000 58,038
Schlumberger Finance Canada Ltd., 1.40%,
9/17/2025 20,000 20,047
Shell International Finance BV
2.25%, 1/06/2023 50,000 51,039
3.40%, 8/12/2023 10,000 10,497
0.38%, 9/15/2023 20,000 19,944
3.50%, 11/13/2023 25,000 26,406
2.00%, 11/07/2024 75,000 77,234
2.38%, 4/06/2025 50,000 51,903
Spectra Energy Partners LP, 4.75%, 3/15/2024 25,000 26,945
Suncor Energy, Inc., 3.10%, 5/15/2025 50,000 52,793
Totalenergies Capital International SA
2.70%, 1/25/2023 25,000 25,662
3.75%, 4/10/2024 95,000 101,724
Transcanada Pipelines Ltd., 3.75%, 10/16/2023 25,000 26,255
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
2/01/2026 25,000 30,797
Valero Energy Corp.
2.70%, 4/15/2023 10,000 10,277
3.65%, 3/15/2025 50,000 53,729
2.85%, 4/15/2025 25,000 26,151
Williams Cos., Inc. (The)
4.50%, 11/15/2023 10,000 10,636
4.55%, 6/24/2024 10,000 10,825
4.00%, 9/15/2025 25,000 27,169
2,996,819
Financial – 44.7%
Aercap Ireland Capital DAC / Aercap Global
Aviation Trust
2.88%, 8/14/2024 100,000 103,567
6.50%, 7/15/2025 50,000 57,937
Aflac, Inc.
3.63%, 11/15/2024 25,000 26,899
3.25%, 3/17/2025 50,000 53,426
Air Lease Corp.
2.25%, 1/15/2023 25,000 25,456
0.70%, 2/15/2024 50,000 49,427
2.30%, 2/01/2025 50,000 50,967
2.88%, 1/15/2026 50,000 51,631
1.88%, 8/15/2026 35,000 34,624
Aircastle Ltd., 4.13%, 5/01/2024 50,000 52,823
Alexandria Real Estate Equities, Inc., 3.80%,
4/15/2026 25,000 27,373
Allstate Corp. (The)
0.75%, 12/15/2025 25,000 24,511
Series B, 5.75%, 8/15/2053 10,000 10,619
Ally Financial, Inc.
3.05%, 6/05/2023 25,000 25,801
1.45%, 10/02/2023 25,000 25,241
5.13%, 9/30/2024 25,000 27,735
American Campus Communities Operating
Partnership LP, 3.30%, 7/15/2026 25,000 26,575
American Express Co.
3.40%, 2/27/2023 100,000 103,533
3.40%, 2/22/2024 50,000 52,773
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 44.7% (continued)
2.50%, 7/30/2024 50,000 52,097
3.63%, 12/05/2024
(a)
25,000 26,862
3.13%, 5/20/2026 25,000 26,813
American International Group, Inc.
2.50%, 6/30/2025 50,000 51,948
3.75%, 7/10/2025 25,000 26,955
3.90%, 4/01/2026 50,000 54,886
American Tower Corp.
3.50%, 1/31/2023 75,000 77,661
3.00%, 6/15/2023 35,000 36,282
0.60%, 1/15/2024 20,000 19,858
2.40%, 3/15/2025 50,000 51,589
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 53,981
3.00%, 4/02/2025 25,000 26,356
AON Corp., 2.20%, 11/15/2022 25,000 25,416
Aon PLC, 3.88%, 12/15/2025 25,000 27,298
Ares Capital Corp.
3.50%, 2/10/2023 50,000 51,544
4.20%, 6/10/2024 25,000 26,598
4.25%, 3/01/2025 10,000 10,655
3.25%, 7/15/2025 50,000 51,992
Assurant, Inc., 4.20%, 9/27/2023 25,000 26,472
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024 25,000 27,493
AvalonBay Communities, Inc., Series G, 2.95%,
5/11/2026 50,000 53,118
Banco Santander SA, 2.75%, 5/28/2025 200,000 207,795
Bank of America Corp.
3.30%, 1/11/2023 60,000 61,994
3.00%, 12/20/2023 50,000 51,285
4.13%, 1/22/2024 150,000 160,761
3.55%, 3/05/2024 100,000 103,710
1.49%, 5/19/2024 25,000 25,271
0.52%, 6/14/2024 100,000 99,531
4.20%, 8/26/2024 125,000 135,206
0.81%, 10/24/2024 150,000 149,750
3.46%, 3/15/2025 75,000 79,034
Series L, 3.95%, 4/21/2025 50,000 54,016
0.98%, 4/22/2025 25,000 24,895
3.88%, 8/01/2025 80,000 87,320
2.02%, 2/13/2026 100,000 101,835
1.32%, 6/19/2026 100,000 99,197
4.25%, 10/22/2026 50,000 55,335
Series N, 1.66%, 3/11/2027 75,000 74,651
3.56%, 4/23/2027 75,000 80,583
1.73%, 7/22/2027 125,000 124,234
Bank of Montreal
2.05%, 11/01/2022 100,000 101,675
0.45%, 12/08/2023 25,000 24,883
Series E, 3.30%, 2/05/2024 25,000 26,353
1.85%, 5/01/2025 50,000 51,040
1.25%, 9/15/2026 85,000 83,400
Bank of Nova Scotia (The)
2.00%, 11/15/2022 25,000 25,415
2.38%, 1/18/2023 25,000 25,566
3.40%, 2/11/2024 75,000 79,164
1.30%, 6/11/2025
(a)
30,000 29,981
1.05%, 3/02/2026 100,000 97,932

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 44.7% (continued)
1.30%, 9/15/2026 50,000 49,153
BankUnited, Inc., 4.88%, 11/17/2025 25,000 27,869
Barclays PLC
4.38%, 9/11/2024 200,000 216,088
3.65%, 3/16/2025 100,000 106,706
4.38%, 1/12/2026 50,000 55,063
Berkshire Hathaway, Inc.
2.75%, 3/15/2023 50,000 51,371
3.13%, 3/15/2026 100,000 107,629
BGC Partners, Inc., 3.75%, 10/01/2024 25,000 26,446
BlackRock, Inc., 3.50%, 3/18/2024 25,000 26,604
Blackstone Secured Lending Fund, 2.75%,
9/16/2026 50,000 50,459
BNP Paribas SA, 3.25%, 3/03/2023 50,000 51,816
Boston Properties LP
3.20%, 1/15/2025 75,000 79,056
3.65%, 2/01/2026 50,000 53,954
Brixmor Operating Partnership LP, 3.65%,
6/15/2024 55,000 58,318
Brookfield Finance, Inc., 4.00%, 4/01/2024 50,000 53,278
Canadian Imperial Bank of Commerce
0.95%, 6/23/2023 30,000 30,128
2.25%, 1/28/2025 100,000 103,084
0.95%, 10/23/2025 25,000 24,573
Capital One Financial Corp.
3.20%, 1/30/2023 75,000 77,282
3.90%, 1/29/2024 50,000 53,085
3.75%, 4/24/2024 25,000 26,587
3.30%, 10/30/2024 50,000 53,068
4.25%, 4/30/2025 25,000 27,376
4.20%, 10/29/2025 25,000 27,354
3.75%, 7/28/2026 25,000 27,025
Charles Schwab Corp. (The)
2.65%, 1/25/2023 50,000 51,264
3.75%, 4/01/2024 35,000 37,284
0.90%, 3/11/2026 75,000 73,595
1.15%, 5/13/2026 15,000 14,856
Chubb INA Holdings, Inc.
2.70%, 3/13/2023 25,000 25,752
3.35%, 5/15/2024 65,000 69,092
Citigroup, Inc.
3.88%, 10/25/2023 25,000 26,561
1.68%, 5/15/2024 50,000 50,730
4.04%, 6/01/2024 25,000 26,287
3.75%, 6/16/2024 50,000 53,544
4.00%, 8/05/2024 45,000 48,385
3.35%, 4/24/2025 125,000 131,653
3.30%, 4/27/2025 50,000 53,378
4.40%, 6/10/2025 100,000 109,403
5.50%, 9/13/2025 65,000 74,164
3.70%, 1/12/2026 75,000 81,360
4.60%, 3/09/2026 25,000 27,881
3.11%, 4/08/2026 100,000 105,318
1.12%, 1/28/2027 25,000 24,389
1.46%, 6/09/2027 75,000 73,845
Citizens Financial Group, Inc., 2.85%,
7/27/2026 50,000 52,638
CME Group, Inc., 3.00%, 3/15/2025 75,000 79,135
CNA Financial Corp., 3.95%, 5/15/2024 50,000 53,296
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 44.7% (continued)
Comerica, Inc., 3.70%, 7/31/2023 50,000 52,431
Cooperatieve Rabobank UA, 2.75%, 1/10/2023 50,000 51,346
Credit Suisse Group AG, 3.75%, 3/26/2025 250,000 267,800
Crown Castle International Corp., 3.20%,
9/01/2024 105,000 110,643
Cyrusone LP / Cyrusone Finance Corp., 2.90%,
11/15/2024 35,000 36,496
Deutsche Bank AG
3.30%, 11/16/2022 100,000 102,675
4.10%, 1/13/2026 25,000 27,034
1.69%, 3/19/2026 100,000 99,648
Discover Bank, 3.35%, 2/06/2023 100,000 103,124
Discover Financial Services
3.85%, 11/21/2022 100,000 103,371
4.50%, 1/30/2026 25,000 27,696
Duke Realty LP, 3.75%, 12/01/2024 25,000 26,811
Equinix, Inc.
2.63%, 11/18/2024 10,000 10,386
1.25%, 7/15/2025 30,000 29,750
1.00%, 9/15/2025 35,000 34,289
1.45%, 5/15/2026 10,000 9,882
ERP Operating LP, 3.38%, 6/01/2025 20,000 21,322
Essex Portfolio LP
3.25%, 5/01/2023 13,000 13,413
3.88%, 5/01/2024 25,000 26,546
Fifth Third Bancorp
1.63%, 5/05/2023 25,000 25,354
3.65%, 1/25/2024 70,000 74,069
Franklin Resources, Inc., 2.85%, 3/30/2025 50,000 52,707
FS KKR Capital Corp., 3.40%, 1/15/2026 50,000 51,400
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023 10,000 10,739
5.25%, 6/01/2025 25,000 27,761
5.38%, 4/15/2026 35,000 39,504
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025 25,000 26,325
Goldman Sachs Group, Inc. (The)
0.48%, 1/27/2023 100,000 99,815
3.20%, 2/23/2023 125,000 128,825
0.52%, 3/08/2023 75,000 74,859
0.63%, 11/17/2023 125,000 124,861
3.63%, 2/20/2024 35,000 37,015
4.00%, 3/03/2024 50,000 53,398
0.67%, 3/08/2024 50,000 49,903
3.85%, 7/08/2024 25,000 26,649
3.50%, 1/23/2025 50,000 53,132
3.50%, 4/01/2025 50,000 53,351
4.25%, 10/21/2025 110,000 120,618
0.86%, 2/12/2026 10,000 9,812
1.09%, 12/09/2026 50,000 48,808
1.43%, 3/09/2027 50,000 49,212
1.54%, 9/10/2027 25,000 24,576
1.95%, 10/21/2027 50,000 50,143
Golub Capital BDC, Inc., 2.50%, 8/24/2026 25,000 24,831
Hanover Insurance Group, Inc. (The), 4.50%,
4/15/2026 50,000 55,514
Healthpeak Properties, Inc., 4.00%, 6/01/2025 20,000 21,696
Host Hotels & Resorts LP, Series E, 4.00%,
6/15/2025 20,000 21,321

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 44.7% (continued)
HSBC Holdings PLC
4.29%, 9/12/2026 200,000 217,933
1.59%, 5/24/2027 200,000 196,335
HSBC USA, Inc., 3.50%, 6/23/2024 150,000 159,942
Huntington Bancshares, Inc., 2.63%, 8/06/2024 50,000 51,951
Intercontinental Exchange, Inc.
0.70%, 6/15/2023 50,000 50,050
3.75%, 12/01/2025 25,000 27,214
Invesco Finance PLC, 3.75%, 1/15/2026 25,000 27,178
JPMorgan Chase & Co.
3.20%, 1/25/2023 50,000 51,657
3.38%, 5/01/2023 50,000 52,019
3.88%, 2/01/2024 25,000 26,669
0.70%, 3/16/2024 60,000 60,003
3.56%, 4/23/2024 75,000 78,082
3.63%, 5/13/2024 125,000 133,546
1.51%, 6/01/2024 50,000 50,607
3.88%, 9/10/2024 150,000 161,276
4.02%, 12/05/2024 50,000 53,156
3.13%, 1/23/2025 50,000 52,750
3.22%, 3/01/2025 30,000 31,445
0.82%, 6/01/2025 30,000 29,756
3.90%, 7/15/2025 40,000 43,444
2.30%, 10/15/2025 60,000 61,772
2.01%, 3/13/2026 125,000 127,259
2.08%, 4/22/2026 50,000 50,998
3.20%, 6/15/2026 50,000 53,362
1.05%, 11/19/2026 50,000 48,767
3.96%, 1/29/2027 50,000 54,461
1.04%, 2/04/2027 50,000 48,560
1.58%, 4/22/2027 50,000 49,541
1.47%, 9/22/2027 100,000 98,166
KeyCorp, 4.15%, 10/29/2025 75,000 82,713
Lincoln National Corp., 3.35%, 3/09/2025 25,000 26,665
Lloyds Banking Group PLC, 2.44%, 2/05/2026 200,000 205,772
M&T Bank Corp., 3.55%, 7/26/2023 50,000 52,368
Manulife Financial Corp., 4.15%, 3/04/2026 25,000 27,691
Marsh & McLennan Cos., Inc.
3.30%, 3/14/2023 50,000 51,635
3.88%, 3/15/2024 25,000 26,680
Mastercard, Inc., 3.38%, 4/01/2024 25,000 26,538
MetLife, Inc., Series D, 4.37%, 9/15/2023 50,000 53,344
MID-America Apartments LP, 1.10%, 9/15/2026 35,000 34,116
Mitsubishi UFJ Financial Group, Inc.
3.46%, 3/02/2023 25,000 25,950
3.76%, 7/26/2023 85,000 89,479
3.41%, 3/07/2024 100,000 105,597
0.85%, 9/15/2024 50,000 50,002
3.78%, 3/02/2025 200,000 215,905
Mizuho Financial Group, Inc., 2.23%, 5/25/2026 200,000 204,097
Morgan Stanley
4.88%, 11/01/2022 125,000 130,296
3.75%, 2/25/2023 50,000 52,048
4.10%, 5/22/2023 25,000 26,273
0.56%, 11/10/2023 100,000 99,904
0.73%, 4/05/2024 25,000 24,971
3.74%, 4/24/2024 10,000 10,429
Series F, 3.88%, 4/29/2024 200,000 213,536
3.70%, 10/23/2024 75,000 80,441
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 44.7% (continued)
0.79%, 5/30/2025 25,000 24,739
2.72%, 7/22/2025 25,000 25,947
4.00%, 7/23/2025 65,000 70,928
Series I, 0.86%, 10/21/2025 25,000 24,736
5.00%, 11/24/2025 100,000 112,662
3.88%, 1/27/2026 60,000 65,493
2.19%, 4/28/2026 50,000 51,181
3.13%, 7/27/2026 75,000 79,664
1.59%, 5/04/2027 50,000 49,529
1.51%, 7/20/2027 50,000 49,188
NASDAQ, Inc.
0.45%, 12/21/2022 25,000 24,974
4.25%, 6/01/2024 25,000 26,859
National Bank of Canada, 2.10%, 2/01/2023 15,000 15,275
National Retail Properties, Inc., 4.00%,
11/15/2025 25,000 27,364
NatWest Group PLC
4.52%, 6/25/2024 50,000 52,896
3.75%, 11/01/2029 200,000 211,193
Northern Trust Corp., 3.95%, 10/30/2025 25,000 27,611
Office Properties Income Trust
4.50%, 2/01/2025 20,000 21,275
2.65%, 6/15/2026 25,000 25,013
OMEGA Healthcare Investors, Inc., 4.50%,
1/15/2025 35,000 37,835
Owl Rock Capital Corp.
4.00%, 3/30/2025 50,000 52,439
3.75%, 7/22/2025 35,000 36,539
3.40%, 7/15/2026 25,000 25,698
People's United Financial, Inc., 3.65%,
12/06/2022 50,000 51,194
PNC Financial Services Group, Inc. (The)
2.85%, 11/09/2022
(c)
25,000 25,609
3.90%, 4/29/2024 50,000 53,443
2.20%, 11/01/2024 75,000 77,898
1.15%, 8/13/2026 50,000 49,537
Prospect Capital Corp., 3.71%, 1/22/2026 50,000 50,824
Prudential Financial, Inc.
5.63%, 6/15/2043 50,000 52,609
5.38%, 5/15/2045 25,000 27,216
Realty Income Corp., 4.65%, 8/01/2023 50,000 53,036
Regions Financial Corp., 2.25%, 5/18/2025 25,000 25,783
Royal Bank of Canada
Series G, 1.95%, 1/17/2023 100,000 101,774
3.70%, 10/05/2023 50,000 52,876
0.50%, 10/26/2023 25,000 24,912
2.25%, 11/01/2024 100,000 103,546
1.15%, 6/10/2025 30,000 29,855
1.20%, 4/27/2026 35,000 34,495
Series G, 1.15%, 7/14/2026 35,000 34,388
Santander Holdings USA, Inc.
3.40%, 1/18/2023 100,000 102,938
3.50%, 6/07/2024 25,000 26,385
4.50%, 7/17/2025 40,000 43,784
Santander UK Group Holdings PLC, 3.37%,
1/05/2024 25,000 25,726
Santander UK PLC, 4.00%, 3/13/2024 100,000 107,155
Simon Property Group LP
2.75%, 6/01/2023 25,000 25,722

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 44.7% (continued)
3.50%, 9/01/2025 25,000 26,927
3.30%, 1/15/2026 50,000 53,674
Site Centers Corp., 3.63%, 2/01/2025 50,000 52,558
State Street Corp.
3.70%, 11/20/2023 25,000 26,573
3.78%, 12/03/2024 25,000 26,584
3.55%, 8/18/2025 30,000 32,615
2.35%, 11/01/2025 50,000 51,887
2.65%, 5/19/2026 25,000 26,456
Stifel Financial Corp., 4.25%, 7/18/2024 25,000 26,993
Sumitomo Mitsui Financial Group, Inc.
3.10%, 1/17/2023 100,000 102,985
2.35%, 1/15/2025 200,000 206,151
3.78%, 3/09/2026 50,000 54,444
2.63%, 7/14/2026 100,000 103,847
3.01%, 10/19/2026 50,000 52,970
Synchrony Financial
4.50%, 7/23/2025 40,000 43,757
3.70%, 8/04/2026 50,000 53,574
Synovus Financial Corp., 3.13%, 11/01/2022 25,000 25,501
Toronto-Dominion Bank (The)
1.90%, 12/01/2022 50,000 50,786
0.75%, 6/12/2023 30,000 30,093
0.45%, 9/11/2023 25,000 24,915
0.55%, 3/04/2024 35,000 34,738
3.25%, 3/11/2024 50,000 52,743
2.65%, 6/12/2024 100,000 104,423
1.15%, 6/12/2025 30,000 29,894
0.75%, 9/11/2025 50,000 48,942
1.25%, 9/10/2026 35,000 34,353
Trinity Acquisition PLC, 4.40%, 3/15/2026 50,000 55,213
Truist Bank
3.00%, 2/02/2023 25,000 25,730
2.15%, 12/06/2024 50,000 51,655
3.63%, 9/16/2025 100,000 108,073
Truist Financial Corp.
2.85%, 10/26/2024 50,000 52,655
3.70%, 6/05/2025 30,000 32,515
1.20%, 8/05/2025 80,000 79,905
1.27%, 3/02/2027 25,000 24,637
US Bancorp
3.38%, 2/05/2024 50,000 52,780
3.60%, 9/11/2024 25,000 26,821
3.95%, 11/17/2025 50,000 55,097
Series V, 2.38%, 7/22/2026 25,000 26,116
US Bank NA, 2.80%, 1/27/2025 100,000 105,122
Ventas Realty LP
3.50%, 4/15/2024 50,000 52,912
2.65%, 1/15/2025 25,000 25,963
VEREIT Operating Partnership LP
4.60%, 2/06/2024 25,000 26,790
4.63%, 11/01/2025 75,000 83,636
Visa, Inc.
2.80%, 12/14/2022 85,000 86,998
3.15%, 12/14/2025 50,000 53,731
Vornado Realty LP, 2.15%, 6/01/2026 50,000 50,368
Voya Financial, Inc., 3.13%, 7/15/2024 30,000 31,652
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Financial – 44.7% (continued)
Wells Fargo & Co.
3.07%, 1/24/2023 50,000 50,291
4.13%, 8/15/2023 100,000 105,863
1.65%, 6/02/2024 25,000 25,356
3.30%, 9/09/2024 50,000 53,206
3.00%, 2/19/2025 25,000 26,321
0.81%, 5/19/2025 15,000 14,923
3.55%, 9/29/2025 50,000 53,799
2.41%, 10/30/2025 25,000 25,815
2.16%, 2/11/2026 35,000 35,818
3.00%, 4/22/2026 25,000 26,457
2.19%, 4/30/2026 175,000 178,888
3.00%, 10/23/2026 100,000 105,598
3.20%, 6/17/2027 100,000 106,005
Welltower, Inc.
4.00%, 6/01/2025 20,000 21,673
4.25%, 4/01/2026 40,000 44,257
Western Union Co. (The), 2.85%, 1/10/2025 50,000 52,035
Westpac Banking Corp.
2.00%, 1/13/2023 25,000 25,450
3.65%, 5/15/2023 25,000 26,196
3.30%, 2/26/2024 50,000 52,843
1.15%, 6/03/2026 50,000 49,400
2.70%, 8/19/2026 40,000 42,291
19,349,976
Industrial – 6.3%
3M Co.
3.25%, 2/14/2024 40,000 42,150
2.00%, 2/14/2025 25,000 25,696
2.25%, 9/19/2026 25,000 25,960
Arrow Electronics, Inc., 3.25%, 9/08/2024 15,000 15,763
Avnet, Inc., 4.88%, 12/01/2022 25,000 26,068
Berry Global, Inc., 0.95%, 2/15/2024 50,000 49,730
Boeing Co. (The)
4.51%, 5/01/2023 40,000 41,940
1.95%, 2/01/2024 50,000 50,929
4.88%, 5/01/2025 70,000 77,307
2.75%, 2/01/2026 75,000 77,430
2.20%, 2/04/2026 175,000 175,424
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 20,000 21,036
3.75%, 4/01/2024 50,000 53,101
3.65%, 9/01/2025 15,000 16,296
Carrier Global Corp., 2.24%, 2/15/2025 50,000 51,316
Caterpillar Financial Services Corp.
1.95%, 11/18/2022 50,000 50,781
0.25%, 3/01/2023 25,000 24,940
0.45%, 9/14/2023 50,000 49,910
3.75%, 11/24/2023 60,000 63,867
0.45%, 5/17/2024 20,000 19,833
3.25%, 12/01/2024 25,000 26,775
0.80%, 11/13/2025 25,000 24,612
CNH Industrial Capital LLC
1.95%, 7/02/2023 25,000 25,446
1.88%, 1/15/2026 25,000 25,173
CSX Corp., 3.35%, 11/01/2025 25,000 26,864
FedEx Corp., 3.25%, 4/01/2026 25,000 26,918

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Industrial – 6.3% (continued)
Flex Ltd.
5.00%, 2/15/2023 10,000 10,519
4.75%, 6/15/2025 20,000 21,978
GATX Corp., 4.35%, 2/15/2024 50,000 53,627
General Dynamics Corp.
2.25%, 11/15/2022 25,000 25,351
3.38%, 5/15/2023 25,000 26,061
2.38%, 11/15/2024 25,000 26,027
3.25%, 4/01/2025 25,000 26,619
3.50%, 5/15/2025 15,000 16,132
General Electric Co.
3.38%, 3/11/2024 25,000 26,396
3.45%, 5/15/2024 50,000 52,839
Honeywell International, Inc., 1.35%,
6/01/2025 25,000 25,209
Huntington Ingalls Industries, Inc., 0.67%,
8/16/2023
(b)
60,000 59,811
Jabil, Inc., 1.70%, 4/15/2026 25,000 24,849
JB Hunt Transport Services, Inc., 3.88%,
3/01/2026 50,000 54,755
John Deere Capital Corp.
2.80%, 1/27/2023 10,000 10,288
2.80%, 3/06/2023 100,000 103,103
0.70%, 7/05/2023 10,000 10,024
0.40%, 10/10/2023 15,000 14,964
2.65%, 6/24/2024 65,000 68,132
2.65%, 6/10/2026 25,000 26,482
1.05%, 6/17/2026 25,000 24,633
2.25%, 9/14/2026 25,000 25,949
Legrand France SA, 8.50%, 2/15/2025 50,000 61,246
Lockheed Martin Corp., 3.55%, 1/15/2026 50,000 54,441
Norfolk Southern Corp.
3.85%, 1/15/2024 10,000 10,571
3.65%, 8/01/2025 25,000 26,978
Northrop Grumman Corp., 2.93%, 1/15/2025 75,000 78,810
Otis Worldwide Corp., 2.06%, 4/05/2025 25,000 25,598
Packaging Corp. of America, 3.65%, 9/15/2024 40,000 42,724
Raytheon Technologies Corp.
3.20%, 3/15/2024 20,000 21,022
3.95%, 8/16/2025 50,000 54,570
Republic Services, Inc.
2.50%, 8/15/2024 30,000 31,176
0.88%, 11/15/2025 25,000 24,424
Ryder System, Inc.
3.75%, 6/09/2023 25,000 26,148
2.50%, 9/01/2024 25,000 25,953
3.35%, 9/01/2025 25,000 26,675
Stanley Black & Decker, Inc., 4.00%, 3/15/2060 25,000 26,509
Teledyne Technologies, Inc., 1.60%, 4/01/2026 25,000 24,956
Trimble, Inc., 4.15%, 6/15/2023 10,000 10,491
Union Pacific Corp.
3.65%, 2/15/2024 32,000 33,818
3.15%, 3/01/2024 25,000 26,323
United Parcel Service, Inc.
2.50%, 4/01/2023 50,000 51,300
2.20%, 9/01/2024 15,000 15,550
Vontier Corp., 1.80%, 4/01/2026
(b)
25,000 24,675
Vulcan Materials Co., 4.50%, 4/01/2025 25,000 27,386
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Industrial – 6.3% (continued)
Waste Management, Inc., 0.75%, 11/15/2025 25,000 24,435
Westinghouse Air Brake Technologies Corp.,
3.20%, 6/15/2025 50,000 52,901
WRKCo, Inc.
3.00%, 9/15/2024 15,000 15,750
3.75%, 3/15/2025 25,000 26,922
2,720,365
Technology – 8.4%
Adobe, Inc., 1.70%, 2/01/2023 75,000 76,189
Analog Devices, Inc., 2.95%, 4/01/2025 50,000 52,843
Apple, Inc.
2.40%, 1/13/2023 50,000 51,092
2.40%, 5/03/2023 135,000 138,771
0.75%, 5/11/2023 50,000 50,199
2.85%, 5/11/2024 25,000 26,195
1.80%, 9/11/2024 100,000 102,541
2.50%, 2/09/2025 50,000 52,218
3.20%, 5/13/2025 50,000 53,488
0.55%, 8/20/2025 25,000 24,485
0.70%, 2/08/2026 25,000 24,482
3.25%, 2/23/2026 75,000 80,798
2.45%, 8/04/2026 35,000 36,691
2.05%, 9/11/2026 50,000 51,498
Autodesk, Inc., 4.38%, 6/15/2025 25,000 27,421
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 50,000 52,641
Broadcom, Inc.
3.63%, 10/15/2024 20,000 21,370
3.15%, 11/15/2025 25,000 26,396
3.46%, 9/15/2026 50,000 53,366
Citrix Systems, Inc., 1.25%, 3/01/2026 25,000 24,353
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 70,000 75,057
6.02%, 6/15/2026 100,000 117,782
Electronic Arts, Inc., 4.80%, 3/01/2026 20,000 22,577
Fidelity National Information Services, Inc.,
1.15%, 3/01/2026 35,000 34,290
Fiserv, Inc.
3.80%, 10/01/2023 35,000 36,932
2.75%, 7/01/2024 110,000 114,768
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 10,000 10,587
Hewlett Packard Enterprise Co.
2.25%, 4/01/2023 85,000 86,714
4.45%, 10/02/2023 10,000 10,635
1.45%, 4/01/2024 25,000 25,258
4.90%, 10/15/2025 25,000 28,001
HP, Inc., 2.20%, 6/17/2025 20,000 20,521
Intel Corp.
2.70%, 12/15/2022 25,000 25,624
3.40%, 3/25/2025 25,000 26,791
3.70%, 7/29/2025 60,000 65,112
International Business Machines Corp.
3.38%, 8/01/2023 25,000 26,208
3.00%, 5/15/2024 150,000 157,805
3.30%, 5/15/2026 100,000 107,888
Intuit, Inc., 0.95%, 7/15/2025 65,000 64,363
KLA Corp., 4.65%, 11/01/2024 35,000 38,330

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Technology – 8.4% (continued)
LAM Research Corp.
3.80%, 3/15/2025 25,000 26,973
3.75%, 3/15/2026 25,000 27,414
Leidos, Inc.
2.95%, 5/15/2023 35,000 36,072
3.63%, 5/15/2025 10,000 10,708
Marvell Technology, Inc., 1.65%, 4/15/2026 25,000 24,809
Micron Technology, Inc., 2.50%, 4/24/2023 40,000 41,036
Microsoft Corp.
2.65%, 11/03/2022 50,000 50,966
2.38%, 5/01/2023 10,000 10,239
3.63%, 12/15/2023 75,000 79,291
2.70%, 2/12/2025 25,000 26,297
3.13%, 11/03/2025 50,000 53,630
2.40%, 8/08/2026 100,000 104,985
NetApp, Inc., 1.88%, 6/22/2025 25,000 25,410
NVIDIA Corp., 3.20%, 9/16/2026 50,000 54,267
NXP BV / NXP Funding LLC, 5.35%,
3/01/2026
(b)
25,000 28,559
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.88%, 3/01/2024
(b)
10,000 10,822
2.70%, 5/01/2025
(b)
25,000 25,958
Oracle Corp.
2.63%, 2/15/2023 25,000 25,636
3.63%, 7/15/2023 25,000 26,240
2.40%, 9/15/2023 60,000 61,654
3.40%, 7/08/2024 50,000 52,840
2.95%, 11/15/2024 75,000 78,793
2.50%, 4/01/2025 50,000 51,861
2.95%, 5/15/2025 40,000 42,006
1.65%, 3/25/2026 50,000 50,088
2.65%, 7/15/2026 75,000 77,980
QUALCOMM, Inc.
2.60%, 1/30/2023 50,000 51,229
2.90%, 5/20/2024 50,000 52,492
Roper Technologies, Inc.
3.65%, 9/15/2023 20,000 21,047
2.35%, 9/15/2024 20,000 20,720
1.00%, 9/15/2025 50,000 49,229
Skyworks Solutions, Inc., 0.90%, 6/01/2023 20,000 20,005
Texas Instruments, Inc., 2.25%, 5/01/2023 50,000 51,072
Vmware, Inc., 1.00%, 8/15/2024 25,000 25,039
VMware, Inc., 1.40%, 8/15/2026 50,000 49,244
Xilinx, Inc., 2.95%, 6/01/2024 65,000 67,962
3,634,853
Utilities – 5.2%
Ameren Corp., 2.50%, 9/15/2024 40,000 41,482
Atmos Energy Corp., 0.63%, 3/09/2023 40,000 39,994
Avangrid, Inc.
3.15%, 12/01/2024 15,000 15,861
3.20%, 4/15/2025 20,000 21,177
Berkshire Hathaway Energy Co.
2.80%, 1/15/2023 35,000 35,862
3.75%, 11/15/2023 50,000 52,703
4.05%, 4/15/2025 25,000 27,281
Black Hills Corp.
4.25%, 11/30/2023 35,000 37,204
3.95%, 1/15/2026 10,000 10,817
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Utilities – 5.2% (continued)
CenterPoint Energy Resources Corp., 3.55%,
4/01/2023 20,000 20,758
CenterPoint Energy, Inc., 1.45%, 6/01/2026 10,000 9,896
Cleveland Electric Illuminating Co. (The), 5.50%,
8/15/2024 10,000 11,176
CMS Energy Corp., 3.00%, 5/15/2026 10,000 10,585
Connecticut Light And Power Co. (The), Series A,
0.75%, 12/01/2025 30,000 29,372
Dominion Energy, Inc.
3.07%, 8/15/2024
(c)
35,000 36,734
5.75%, 10/01/2054 25,000 27,265
DTE Energy Co.
Series H, 0.55%, 11/01/2022 10,000 10,003
Series C, 2.53%, 10/01/2024 25,000 26,042
Duke Energy Carolinas LLC, 3.05%, 3/15/2023 20,000 20,660
Duke Energy Corp., 3.75%, 4/15/2024 50,000 52,997
Duke Energy Progress LLC, 3.25%, 8/15/2025 50,000 53,548
Eastern Energy Gas Holdings LLC
3.55%, 11/01/2023 10,000 10,481
Series A, 2.50%, 11/15/2024 25,000 26,035
Edison International, 3.55%, 11/15/2024 45,000 47,424
Entergy Corp., 2.95%, 9/01/2026 25,000 26,358
Entergy Gulf States Louisiana LLC, 5.59%,
10/01/2024 50,000 56,084
Entergy Louisiana LLC, 0.62%, 11/17/2023 40,000 39,931
Evergy Metro, Inc., 3.15%, 3/15/2023 25,000 25,693
Evergy, Inc., 2.45%, 9/15/2024 25,000 25,884
Eversource Energy
Series L, 2.90%, 10/01/2024 10,000 10,480
Series Q, 0.80%, 8/15/2025 25,000 24,385
Exelon Corp.
3.95%, 6/15/2025 25,000 27,022
3.40%, 4/15/2026 20,000 21,429
Florida Power & Light Co., 2.85%, 4/01/2025 50,000 52,619
Georgia Power Co., Series A, 2.10%, 7/30/2023 100,000 102,410
Iberdrola International BV, 5.81%, 3/15/2025 35,000 40,148
Interstate Power and Light Co., 3.25%,
12/01/2024 15,000 15,889
ITC Holdings Corp., 2.70%, 11/15/2022 15,000 15,294
National Fuel Gas Co., 3.75%, 3/01/2023 25,000 25,760
National Rural Utilities Cooperative Finance
Corp.
2.70%, 2/15/2023 50,000 51,179
2.95%, 2/07/2024 25,000 26,085
3.25%, 11/01/2025 10,000 10,700
NextEra Energy Capital Holdings, Inc.
3.15%, 4/01/2024 85,000 89,313
2.75%, 5/01/2025 35,000 36,710
NiSource, Inc., 0.95%, 8/15/2025 25,000 24,513
Oklahoma Gas & Electric Co., 0.55%, 5/26/2023 10,000 9,976
Oncor Electric Delivery Co. LLC, 2.75%,
6/01/2024 25,000 26,151
Pacific Gas & Electric Co.
3.45%, 7/01/2025 50,000 52,199
3.15%, 1/01/2026 50,000 51,484
Public Service Electric & Gas Co., 0.95%,
3/15/2026 75,000 74,015
Public Service Enterprise Group, Inc.
2.88%, 6/15/2024 10,000 10,453

(a)
Security, or portion thereof, on loan. At October 31, 2021, the value of the fund’s securities on loan was $234,806 and the value of the collateral was $242,348, consisting of cash collateral of
$164,650 and U.S. Government & Agency securities valued at $77,698. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities were valued at $174,393 or 0.40% of net assets.
(c)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.0% (continued)
Utilities – 5.2% (continued)
0.80%, 8/15/2025 35,000 34,141
San Diego Gas & Electric Co.
Series NNN, 3.60%, 9/01/2023 10,000 10,481
2.50%, 5/15/2026 25,000 26,065
Sempra Energy
2.90%, 2/01/2023 50,000 51,308
4.05%, 12/01/2023 10,000 10,588
3.55%, 6/15/2024 25,000 26,418
Southern California Edison Co.
0.70%, 4/03/2023 50,000 49,999
Series D, 3.40%, 6/01/2023 20,000 20,761
Series C, 3.50%, 10/01/2023 25,000 26,132
Southern California Gas Co., Series TT, 2.60%,
6/15/2026 10,000 10,468
Southern Co. (The)
2.95%, 7/01/2023 25,000 25,815
3.25%, 7/01/2026 65,000 69,324
Series B, 4.00%, 1/15/2051 25,000 26,203
Southern Power Co., 0.90%, 1/15/2026 35,000 34,060
Southwestern Electric Power Co., Series N,
1.65%, 3/15/2026 85,000 85,037
Virginia Electric and Power Co.
Series A, 3.10%, 5/15/2025 10,000 10,574
Series A, 3.15%, 1/15/2026 25,000 26,671
Wisconsin Electric Power Co., 2.05%,
12/15/2024 20,000 20,625
Xcel Energy, Inc.
0.50%, 10/15/2023 10,000 9,964
3.30%, 6/01/2025 30,000 31,868
2,254,023
Total Corporate Bonds (cost $42,865,987) 42,888,945
Shares
Investment Companies – 1.5%
Registered Investment Companies – 1.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $642,396) 642,396 642,396
Investment of Cash Collateral for Securities Loaned – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $164,650) 164,650 164,650
Total Investments (cost $43,673,033) 100.9% 43,695,991
Liabilities, Less Cash and Receivables (0.9)% (399,111)
Net Assets 100.0% 43,296,880

STATEMENT OF INVESTMENTS
(continued)
(e)
The rate shown is the 1-day yield as of October 31, 2021.
See Notes to Financial Statements
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 306,188 5,994,989 (5,658,781) — — 642,396 1.5 27
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 109,920 2,014,518 (1,959,788) — — 164,650 0.4 503
2
Total 416,108 8,009,507 (7,618,569) — — 807,046 1.9 530
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financial 44.7
Consumer, Non-cyclical 13.8
Technology 8.4
Consumer, Cyclical 7.0
Energy 6.9
Industrial 6.3
Communications 5.4
Utilities 5.2
Registered Investment Companies 1.9
Basic Materials 1.3
100.9
†
Based on net assets.

STATEMENT OF INVESTMENTS
October 31, 2021
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7%
Basic Materials – 4.1%
Alcoa Nederland Holding BV, 5.50%,
12/15/2027
(a)
10,000 10,725
Allegheny Ludlum LLC, 6.95%, 12/15/2025 20,000 21,843
Allegheny Technologies, Inc., 5.88%,
12/01/2027 18,000 18,898
Arconic Corp.
6.00%, 5/15/2025
(a)
20,000 21,001
6.13%, 2/15/2028
(a)
15,000 15,826
Ashland LLC
3.38%, 9/01/2031
(a)
10,000 9,884
6.88%, 5/15/2043 25,000 32,452
Axalta Coating Systems LLC, 3.38%,
2/15/2029
(a)
35,000 33,300
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
(a)
15,000 15,835
Big River Steel LLC / Brs Finance Corp., 6.63%,
1/31/2029
(a)
32,000 34,780
Carpenter Technology Corp.
4.45%, 3/01/2023 5,000 5,179
6.38%, 7/15/2028 15,000 15,862
Century Aluminum Co., 7.50%, 4/01/2028
(a)
20,000 21,220
Chemours Co. (The)
5.38%, 5/15/2027
(b)
28,000 29,715
5.75%, 11/15/2028
(a)
15,000 15,444
Clearwater Paper Corp., 4.75%, 8/15/2028
(a)
5,000 5,081
Cleveland-Cliffs, Inc.
9.88%, 10/17/2025
(a)
17,000 19,455
6.75%, 3/15/2026
(a)
5,000 5,319
5.88%, 6/01/2027 20,000 20,783
4.63%, 3/01/2029
(a)
15,000 15,543
4.88%, 3/01/2031
(a)(b)
15,000 15,635
6.25%, 10/01/2040 12,000 13,121
Commercial Metals Co.
4.88%, 5/15/2023 35,000 36,320
5.38%, 7/15/2027 10,000 10,470
3.88%, 2/15/2031 4,000 3,983
Compass Minerals International, Inc., 4.88%,
7/15/2024
(a)
22,000 23,007
Consolidated Energy Finance SA, 6.50%,
5/15/2026
(a)
30,000 31,125
Domtar Corp., 6.75%, 2/15/2044 30,000 31,802
Element Solutions, Inc., 3.88%, 9/01/2028
(a)
20,000 19,992
FMG Resources (August 2006) Pty Ltd.
5.13%, 5/15/2024
(a)
34,000 36,249
4.50%, 9/15/2027
(a)
30,000 31,452
Freeport-McMoRan, Inc.
3.88%, 3/15/2023 5,000 5,150
4.55%, 11/14/2024 5,000 5,404
5.00%, 9/01/2027 20,000 20,876
4.13%, 3/01/2028 15,000 15,521
4.38%, 8/01/2028 20,000 20,822
5.25%, 9/01/2029
(b)
15,000 16,398
4.25%, 3/01/2030 20,000 21,112
4.63%, 8/01/2030
(b)
30,000 32,457
5.40%, 11/14/2034 25,000 30,533
5.45%, 3/15/2043 35,000 44,016
GCP Applied Technologies, Inc., 5.50%,
4/15/2026
(a)
32,000 32,762
GPD Cos., Inc., 10.13%, 4/01/2026
(a)
15,000 16,094
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Basic Materials – 4.1% (continued)
HB Fuller Co.
4.00%, 2/15/2027 10,000 10,492
4.25%, 10/15/2028 30,000 30,489
Hecla Mining Co., 7.25%, 2/15/2028 17,000 18,298
Hexion, Inc., 7.88%, 7/15/2027
(a)(b)
15,000 15,900
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc., 9.00%, 7/01/2028
(a)
30,000 32,505
INEOS Group Holdings SA, 5.63%, 8/01/2024
(a)
13,000 13,014
INEOS Quattro Finance 2 PLC, 3.38%,
1/15/2026
(a)
15,000 14,929
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
(a)
5,000 5,304
Ingevity Corp.
4.50%, 2/01/2026
(a)
26,000 26,370
3.88%, 11/01/2028
(a)
15,000 14,755
Innophos Holdings, Inc., 9.38%, 2/15/2028
(a)
22,000 23,780
Iris Holdings, Inc., 8.75%, 2/15/2026
(a)(c)
30,000 30,470
Joseph T Ryerson & Son, Inc., 8.50%,
8/01/2028
(a)
9,000 10,052
JW Aluminum Continuous Cast Co., 10.25%,
6/01/2026
(a)
25,000 26,669
Kaiser Aluminum Corp., 4.63%, 3/01/2028
(a)
38,000 38,341
Kraton Polymers LLC / Kraton Polymers Capital
Corp., 4.25%, 12/15/2025
(a)
35,000 36,164
Mercer International, Inc., 5.50%, 1/15/2026 10,000 10,150
Methanex Corp.
4.25%, 12/01/2024
(b)
10,000 10,599
5.25%, 12/15/2029 20,000 21,191
5.65%, 12/01/2044 25,000 26,042
Mineral Resources Ltd., 8.13%, 5/01/2027
(a)
15,000 16,223
Minerals Technologies, Inc., 5.00%, 7/01/2028
(a)
15,000 15,470
New Gold, Inc., 7.50%, 7/15/2027
(a)
25,000 26,992
Novelis Corp., 4.75%, 1/30/2030
(a)
38,000 39,489
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.75%, 4/30/2026
(a)
35,000 35,785
Olin Corp.
9.50%, 6/01/2025
(a)
10,000 12,328
5.13%, 9/15/2027 11,000 11,400
5.63%, 8/01/2029
(b)
3,000 3,281
5.00%, 2/01/2030 30,000 31,803
Polar US Borrower LLC / Schenectady
International Group, Inc., 6.75%, 5/15/2026
(a)
30,000 29,774
Rain CII Carbon LLC / CII Carbon Corp., 7.25%,
4/01/2025
(a)
17,000 17,355
Rayonier Am Products, Inc.
5.50%, 6/01/2024
(a)(b)
40,000 39,601
7.63%, 1/15/2026
(a)
11,000 11,345
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/2026
(a)
32,000 33,359
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
50,000 48,911
6.63%, 5/01/2029
(a)(b)
35,000 32,932
TPC Group, Inc., 10.50%, 8/01/2024
(a)
35,000 31,713
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc., 5.38%, 9/01/2025
(a)
15,000 15,282
Tronox, Inc., 6.50%, 5/01/2025
(a)
10,000 10,503
U.S. Steel Corp.
6.25%, 3/15/2026 15,000 15,469
6.88%, 3/01/2029
(b)
20,000 21,401
6.65%, 6/01/2037 25,000 26,515

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Basic Materials – 4.1% (continued)
Unifrax Escrow Issuer Corp., 7.50%,
9/30/2029
(a)
30,000 29,826
Valvoline, Inc.
4.25%, 2/15/2030
(a)
50,000 50,750
3.63%, 6/15/2031
(a)
40,000 39,142
WR Grace Holdings LLC, 5.63%, 10/01/2024
(a)
11,000 11,802
1,956,411
Communications – 16.3%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/2028
(a)
40,000 41,730
Altice Financing SA
5.00%, 1/15/2028
(a)
25,000 24,084
5.75%, 8/15/2029
(a)
70,000 68,940
Altice France Holding SA
10.50%, 5/15/2027
(a)
50,000 54,177
6.00%, 2/15/2028
(a)
65,000 61,729
Altice France SA
8.13%, 2/01/2027
(a)
70,000 75,226
5.50%, 1/15/2028
(a)
22,000 22,052
5.13%, 1/15/2029
(a)
25,000 24,357
5.13%, 7/15/2029
(a)
85,000 82,772
AMC Networks, Inc.
5.00%, 4/01/2024 8,000 8,092
4.75%, 8/01/2025 7,000 7,174
4.25%, 2/15/2029 30,000 29,562
Angi Group LLC, 3.88%, 8/15/2028
(a)(b)
25,000 24,459
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
20,000 20,153
6.13%, 12/01/2028
(a)
15,000 15,169
Audacy Capital Corp., 6.50%, 5/01/2027
(a)
36,000 36,195
Avaya, Inc., 6.13%, 9/15/2028
(a)
45,000 46,854
Belo Corp.
7.75%, 6/01/2027 13,000 15,407
7.25%, 9/15/2027 5,000 5,828
Block Communications, Inc., 4.88%,
3/01/2028
(a)
15,000 15,401
C&W Senior Financing Dac, 6.88%, 9/15/2027
(a)
25,000 26,344
Cars.com, Inc., 6.38%, 11/01/2028
(a)
20,000 20,908
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/01/2027
(a)
100,000 103,740
5.00%, 2/01/2028
(a)
90,000 93,599
5.38%, 6/01/2029
(a)
50,000 53,738
4.75%, 3/01/2030
(a)
105,000 108,531
4.50%, 8/15/2030
(a)
120,000 122,111
4.25%, 2/01/2031
(a)
145,000 144,290
4.50%, 5/01/2032 85,000 85,706
Cengage Learning, Inc., 9.50%, 6/15/2024
(a)
30,000 30,750
Cincinnati Bell, Inc.
7.00%, 7/15/2024
(a)
30,000 30,510
8.00%, 10/15/2025
(a)
15,000 15,644
Clear Channel International BV, 6.63%,
8/01/2025
(a)
20,000 20,812
Clear Channel Outdoor Holdings, Inc., 7.75%,
4/15/2028
(a)(b)
50,000 51,794
Clear Channel Worldwide Holdings, Inc., 5.13%,
8/15/2027
(a)
21,000 21,552
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
31,000 30,671
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Communications – 16.3% (continued)
5.00%, 3/15/2027
(a)
40,000 37,151
CommScope, Inc.
6.00%, 3/01/2026
(a)
35,000 36,252
8.25%, 3/01/2027
(a)
21,000 21,401
7.13%, 7/01/2028
(a)
20,000 19,714
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
(a)
75,000 77,768
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)(b)
10,000 10,126
6.50%, 10/01/2028
(a)
20,000 21,305
CSC Holdings LLC
5.88%, 9/15/2022 17,000 17,492
5.25%, 6/01/2024 25,000 26,280
5.50%, 4/15/2027
(a)
35,000 36,139
5.38%, 2/01/2028
(a)
26,000 26,797
6.50%, 2/01/2029
(a)
60,000 64,323
5.75%, 1/15/2030
(a)
70,000 69,006
4.13%, 12/01/2030
(a)
25,000 23,944
4.63%, 12/01/2030
(a)
90,000 82,481
3.38%, 2/15/2031
(a)
45,000 40,971
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
(a)(b)
15,000 15,622
Diamond Sports Group LLC / Diamond Sports
Finance Co.
5.38%, 8/15/2026
(a)
55,000 31,075
6.63%, 8/15/2027
(a)(b)
20,000 5,982
DISH DBS Corp.
5.88%, 11/15/2024 49,000 52,288
5.13%, 6/01/2029 75,000 72,229
DKT Finance ApS, 9.38%, 6/17/2023
(a)
20,000 20,346
Embarq Corp., 8.00%, 6/01/2036 72,000 79,601
Endure Digital, Inc., 6.00%, 2/15/2029
(a)
45,000 41,578
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
30,000 31,534
5.00%, 5/01/2028
(a)
40,000 40,806
6.75%, 5/01/2029
(a)
25,000 25,900
5.88%, 11/01/2029 20,000 19,945
Frontier North, Inc., Series G, 6.73%, 2/15/2028 30,000 32,164
Gannett Holdings LLC, 6.00%, 11/01/2026
(a)
60,000 60,088
GCI LLC, 4.75%, 10/15/2028
(a)
35,000 36,214
Getty Images, Inc., 9.75%, 3/01/2027
(a)
35,000 37,170
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc., 5.25%, 12/01/2027
(a)
17,000 17,655
Gray Escrow II, Inc., 5.38%, 11/15/2031
(a)
25,000 25,323
Gray Television, Inc.
5.88%, 7/15/2026
(a)
2,000 2,065
7.00%, 5/15/2027
(a)
10,000 10,724
4.75%, 10/15/2030
(a)
25,000 24,678
Grubhub Holdings, Inc., 5.50%, 7/01/2027
(a)
15,000 15,401
GTT Communications, Inc., 7.88%,
12/31/2024
(a)(d)
15,000 1,701
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 20,000 22,322
6.63%, 8/01/2026
(b)
40,000 45,337
iHeartCommunications, Inc.
6.38%, 5/01/2026 20,000 20,952
8.38%, 5/01/2027 28,000 29,820
5.25%, 8/15/2027
(a)
40,000 40,945
Iliad Holding SAS, 6.50%, 10/15/2026
(a)
70,000 72,239

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Communications – 16.3% (continued)
Intrado Corp., 8.50%, 10/15/2025
(a)(b)
34,000 33,542
Koninklijke KPN NV, 7.00%, 3/28/2073
(a)
50,000 52,982
Lamar Media Corp.
4.88%, 1/15/2029 10,000 10,491
4.00%, 2/15/2030 30,000 30,456
3.63%, 1/15/2031 15,000 14,701
LCPR Senior Secured Financing DAC, 6.75%,
10/15/2027
(a)
25,000 26,378
Level 3 Financing, Inc.
4.63%, 9/15/2027
(a)
30,000 30,763
4.25%, 7/01/2028
(a)
35,000 34,659
3.63%, 1/15/2029
(a)
25,000 23,661
3.75%, 7/15/2029
(a)
40,000 37,814
Liberty Interactive LLC
8.50%, 7/15/2029 25,000 27,909
8.25%, 2/01/2030 45,000 49,109
Ligado Networks LLC, 15.50%, 11/01/2023
(a)(c)
45,666 40,971
LogMeIn, Inc., 5.50%, 9/01/2027
(a)
40,000 40,063
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/2023 14,000 15,373
Series Y, 7.50%, 4/01/2024 42,000 46,246
5.63%, 4/01/2025 15,000 16,132
5.13%, 12/15/2026
(a)(b)
16,000 16,386
4.00%, 2/15/2027
(a)
41,000 41,165
Series G, 6.88%, 1/15/2028
(b)
5,000 5,566
4.50%, 1/15/2029
(a)
50,000 48,302
Series P, 7.60%, 9/15/2039 10,000 11,043
Series U, 7.65%, 3/15/2042 10,000 11,044
Match Group Holdings II LLC
4.63%, 6/01/2028
(a)
30,000 31,195
3.63%, 10/01/2031
(a)
40,000 38,861
Mav Acquisition Corp., 8.00%, 8/01/2029
(a)
35,000 34,299
Meredith Corp., 6.50%, 7/01/2025 10,000 10,669
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
(a)
10,000 10,397
Netflix, Inc.
5.75%, 3/01/2024 10,000 11,012
5.88%, 2/15/2025 35,000 39,656
4.38%, 11/15/2026 15,000 16,699
4.88%, 4/15/2028 25,000 28,662
5.88%, 11/15/2028 50,000 60,883
6.38%, 5/15/2029 35,000 44,075
5.38%, 11/15/2029
(a)
40,000 48,230
4.88%, 6/15/2030
(a)
31,000 36,356
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
50,000 52,735
4.75%, 11/01/2028
(a)(b)
45,000 45,961
Nokia OYJ
4.38%, 6/12/2027 8,000 8,625
6.63%, 5/15/2039 10,000 13,416
NortonLifeLock, Inc., 5.00%, 4/15/2025
(a)
35,000 35,464
Outfront Media Capital LLC / Outfront Media
Capital Corp.
6.25%, 6/15/2025
(a)
30,000 31,506
5.00%, 8/15/2027
(a)
20,000 20,394
4.25%, 1/15/2029
(a)
15,000 14,696
4.63%, 3/15/2030
(a)
25,000 24,992
Photo Holdings Merger Sub, Inc., 8.50%,
10/01/2026
(a)(b)
30,000 31,530
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Communications – 16.3% (continued)
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
25,000 25,406
6.50%, 9/15/2028
(a)
30,000 30,021
Rakuten Group, Inc.
5.13%
(a)(e)
50,000 50,199
6.25%
(a)(e)
50,000 52,648
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
15,000 14,989
5.38%, 1/15/2031
(a)
30,000 29,416
Scripps Escrow, Inc., 5.88%, 7/15/2027
(a)
25,000 25,522
Sinclair Television Group, Inc., 5.50%,
3/01/2030
(a)
21,000 20,083
Sirius XM Radio, Inc.
3.13%, 9/01/2026
(a)
30,000 30,068
5.00%, 8/01/2027
(a)
20,000 20,900
4.00%, 7/15/2028
(a)
85,000 85,572
5.50%, 7/01/2029
(a)
45,000 48,567
4.13%, 7/01/2030
(a)
30,000 29,866
Sprint Capital Corp.
6.88%, 11/15/2028 84,000 106,197
8.75%, 3/15/2032 45,000 67,170
Sprint Communications, Inc., 6.00%,
11/15/2022 64,000 67,127
Sprint Corp.
7.88%, 9/15/2023 120,000 133,214
7.13%, 6/15/2024 70,000 79,086
7.63%, 2/15/2025 40,000 46,532
7.63%, 3/01/2026 65,000 78,009
Switch Ltd., 3.75%, 9/15/2028
(a)
15,000 14,933
TEGNA, Inc.
4.75%, 3/15/2026
(a)
30,000 31,251
4.63%, 3/15/2028 23,000 23,226
5.00%, 9/15/2029 31,000 31,398
Telecom Italia Capital SA
6.38%, 11/15/2033 60,000 69,153
6.00%, 9/30/2034 30,000 33,377
7.20%, 7/18/2036 30,000 36,488
7.72%, 6/04/2038 10,000 12,811
Telecom Italia SpA, 5.30%, 5/30/2024
(a)
40,000 42,608
Telesat Canada / Telesat LLC
4.88%, 6/01/2027
(a)
13,000 11,640
6.50%, 10/15/2027
(a)(b)
10,000 8,119
Terrier Media Buyer, Inc., 8.88%, 12/15/2027
(a)
30,000 31,786
T-Mobile USA, Inc.
2.25%, 2/15/2026 50,000 50,284
5.38%, 4/15/2027 25,000 26,070
4.75%, 2/01/2028 45,000 47,498
2.63%, 2/15/2029 50,000 49,545
3.38%, 4/15/2029 30,000 30,838
2.88%, 2/15/2031 40,000 39,831
3.50%, 4/15/2031 65,000 67,384
Townsquare Media, Inc., 6.88%, 2/01/2026
(a)
40,000 42,117
Trilogy International South Pacific LLC / TISP
Finance, Inc., 8.88%, 5/15/2023
(a)
10,200 9,926
Tripadvisor, Inc., 7.00%, 7/15/2025
(a)
15,000 15,910
Twitter, Inc., 3.88%, 12/15/2027
(a)
20,000 21,035
U.S. Cellular Corp., 6.70%, 12/15/2033 55,000 68,434

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Communications – 16.3% (continued)
Uber Technologies, Inc.
7.50%, 5/15/2025
(a)
25,000 26,642
8.00%, 11/01/2026
(a)
70,000 74,599
7.50%, 9/15/2027
(a)
32,000 35,024
4.50%, 8/15/2029
(a)
100,000 100,743
Univision Communications, Inc.
5.13%, 2/15/2025
(a)
53,000 53,949
9.50%, 5/01/2025
(a)
15,000 16,295
6.63%, 6/01/2027
(a)
40,000 43,290
4.50%, 5/01/2029
(a)
45,000 45,503
UPC Broadband Finco BV, 4.88%, 7/15/2031
(a)
40,000 40,680
UPC Holding BV, 5.50%, 1/15/2028
(a)
15,000 15,567
Veon Holdings BV, 4.00%, 4/09/2025
(a)
75,000 77,848
ViacomCBS, Inc., 6.25%, 2/28/2057 42,000 48,011
ViaSat, Inc.
5.63%, 4/15/2027
(a)
12,000 12,480
6.50%, 7/15/2028
(a)
25,000 26,274
Videotron Ltd.
5.38%, 6/15/2024
(a)
30,000 32,249
3.63%, 6/15/2029
(a)
40,000 40,291
Virgin Media Finance PLC, 5.00%, 7/15/2030
(a)
30,000 29,838
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
25,000 26,339
4.50%, 8/15/2030
(a)
25,000 24,976
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/2028
(a)
40,000 40,663
VMED O2 UK Financing I PLC, 4.25%,
1/31/2031
(a)
50,000 48,698
Vodafone Group PLC
7.00%, 4/04/2079 81,000 97,866
3.25%, 6/04/2081 40,000 40,164
4.13%, 6/04/2081 50,000 49,990
5.13%, 6/04/2081 55,000 56,281
Windstream Escrow LLC / Windstream Escrow
Finance Corp., 7.75%, 8/15/2028
(a)
30,000 31,745
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)
41,000 39,812
6.13%, 3/01/2028
(a)
38,000 37,129
Ziggo Bond Co. BV, 6.00%, 1/15/2027
(a)
25,000 25,833
Ziggo BV
5.50%, 1/15/2027
(a)
100,000 103,125
4.88%, 1/15/2030
(a)
50,000 50,785
7,786,927
Consumer, Cyclical – 20.8%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/2025
(a)
15,000 15,642
3.88%, 1/15/2028
(a)
75,000 74,816
4.38%, 1/15/2028
(a)
20,000 20,115
3.50%, 2/15/2029
(a)
20,000 19,380
4.00%, 10/15/2030
(a)
60,000 58,206
Abercrombie & Fitch Management Co., 8.75%,
7/15/2025
(a)
10,000 10,805
Adient US LLC, 9.00%, 4/15/2025
(a)
10,000 10,716
Affinity Gaming, 6.88%, 12/15/2027
(a)
15,000 15,555
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
(a)
30,000 32,241
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
10,000 10,407
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 20.8% (continued)
5.88%, 6/01/2029
(a)
15,000 16,170
3.75%, 1/30/2031
(a)
20,000 19,221
AMC Entertainment Holdings, Inc., 10.50%,
4/24/2026
(a)
5,000 5,353
American Airlines Group, Inc.
5.00%, 6/01/2022
(a)
25,000 25,087
3.75%, 3/01/2025
(a)(b)
7,000 6,388
American Airlines Pass-Through Trust
Series 2013-2, , Class A4.95%, 1/15/2023 36,451 37,237
Series 2013-1, , Class A4.00%, 7/15/2025 101,588 98,598
Series 2014-1, , Class A3.70%, 10/01/2026 81,298 83,087
Series 2015-1, , Class A3.38%, 5/01/2027 70,164 70,600
Series 2016-1, , Class A4.10%, 1/15/2028 30,475 30,325
Series 2016-2, , Class A3.65%, 6/15/2028 73,191 71,465
Series 2016-3, , Class A3.25%, 10/15/2028 23,150 22,477
Series 2021-1, , Class B3.95%, 7/11/2030 50,000 50,207
American Airlines, Inc., 11.75%, 7/15/2025
(a)
65,000 80,521
American Airlines, Inc./Aadvantage Loyalty Ip
Ltd.
5.50%, 4/20/2026
(a)
55,000 57,677
5.75%, 4/20/2029
(a)
60,000 64,580
American Axle & Manufacturing, Inc., 5.00%,
10/01/2029
(b)
20,000 19,109
American Builders & Contractors Supply Co.,
Inc., 4.00%, 1/15/2028
(a)
45,000 45,782
American Greetings Corp., 8.75%, 4/15/2025
(a)
20,000 20,821
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
30,000 30,703
6.38%, 5/01/2025
(a)
35,000 36,841
5.00%, 2/01/2028
(a)
46,000 47,243
Arko Corp., 5.13%, 11/15/2029
(a)
125,000 122,358
Arrow Bidco LLC, 9.50%, 3/15/2024
(a)
10,000 10,201
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 10,000 10,207
4.75%, 3/01/2030 11,000 11,222
Ashton Woods USA LLC / Ashton Woods Finance
Co.
6.63%, 1/15/2028
(a)
5,000 5,311
4.63%, 4/01/2030
(a)
10,000 9,871
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/2025
(a)
50,000 54,875
Avient Corp., 5.75%, 5/15/2025
(a)
20,000 20,970
Bath & Body Works, Inc.
6.69%, 1/15/2027 5,000 5,729
5.25%, 2/01/2028 25,000 26,975
7.50%, 6/15/2029 15,000 16,948
6.63%, 10/01/2030
(a)
30,000 33,570
6.88%, 11/01/2035 10,000 12,147
6.75%, 7/01/2036 15,000 18,016
7.60%, 7/15/2037 4,000 4,772
Beacon Roofing Supply, Inc., 4.50%,
11/15/2026
(a)
13,000 13,472
Beazer Homes USA, Inc., 5.88%, 10/15/2027
(b)
10,000 10,448
Bluelinx Holdings, Inc., 6.00%, 11/15/2029
(a)
125,000 122,386
Boyd Gaming Corp.
4.75%, 12/01/2027
(b)
15,000 15,450
4.75%, 6/15/2031
(a)
25,000 25,737
Brinker International, Inc.
3.88%, 5/15/2023 10,000 10,284

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 20.8% (continued)
5.00%, 10/01/2024
(a)
10,000 10,593
Brookfield Residential Properties, Inc. /
Brookfield Residential US Corp., 6.25%,
9/15/2027
(a)
35,000 36,531
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC, 4.88%,
2/15/2030
(a)
10,000 10,030
Caesars Entertainment, Inc.
6.25%, 7/01/2025
(a)
100,000 105,261
8.13%, 7/01/2027
(a)(b)
45,000 50,418
4.63%, 10/15/2029
(a)
25,000 25,149
Caesars Resort Collection LLC / CRC Finco, Inc.,
5.75%, 7/01/2025
(a)
25,000 26,264
Carnival Corp.
10.50%, 2/01/2026
(a)(b)
45,000 52,275
7.63%, 3/01/2026
(a)
45,000 47,391
5.75%, 3/01/2027
(a)
80,000 81,400
9.88%, 8/01/2027
(a)(b)
45,000 51,863
6.65%, 1/15/2028
(b)
20,000 21,144
4.00%, 8/01/2028
(a)
20,000 19,987
6.00%, 5/01/2029
(a)
125,000 125,381
Carvana Co.
5.63%, 10/01/2025
(a)
35,000 35,774
5.88%, 10/01/2028
(a)
20,000 20,348
4.88%, 9/01/2029
(a)
25,000 24,194
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025
(a)
15,000 15,887
CEC Entertainment LLC, 6.75%, 5/01/2026
(a)
30,000 29,990
Cedar Fair LP, 5.25%, 7/15/2029 15,000 15,545
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium Op
5.50%, 5/01/2025
(a)
75,000 77,999
5.38%, 4/15/2027 30,000 30,906
6.50%, 10/01/2028 5,000 5,359
Century Communities, Inc., 6.75%, 6/01/2027 16,000 17,004
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
15,000 15,544
4.75%, 1/15/2028
(a)
15,000 15,573
Clarios Global LP, 6.75%, 5/15/2025
(a)
13,000 13,691
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
41,000 42,898
8.50%, 5/15/2027
(a)
50,000 53,140
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
(a)
10,000 9,605
Dana Financing Luxembourg Sarl, 5.75%,
4/15/2025
(a)
7,000 7,209
Dave & Buster's, Inc., 7.63%, 11/01/2025
(a)
13,000 13,955
Dealer Tire LLC / DT Issuer LLC, 8.00%,
2/01/2028
(a)
15,000 15,677
Delta Air Lines, Inc.
3.80%, 4/19/2023 20,000 20,708
2.90%, 10/28/2024 65,000 66,328
7.38%, 1/15/2026 45,000 52,904
4.38%, 4/19/2028
(b)
20,000 21,339
3.75%, 10/28/2029
(b)
20,000 20,302
Downstream Development Authority of
The Quapaw Tribe of Oklahoma, 10.50%,
2/15/2023
(a)
10,000 10,372
eG Global Finance PLC, 6.75%, 2/07/2025
(a)
22,000 22,535
Empire Communities Corp., 7.00%,
12/15/2025
(a)
30,000 31,216
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 20.8% (continued)
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
30,000 29,214
5.88%, 4/01/2029
(a)
20,000 19,449
FirstCash, Inc., 4.63%, 9/01/2028
(a)
20,000 20,615
Ford Holdings LLC, 9.30%, 3/01/2030 5,000 6,825
Ford Motor Co.
8.50%, 4/21/2023 90,000 98,622
9.00%, 4/22/2025 115,000 138,300
7.13%, 11/15/2025 65,000 75,095
4.35%, 12/08/2026 50,000 53,491
6.63%, 10/01/2028 30,000 36,130
6.38%, 2/01/2029 10,000 11,722
9.63%, 4/22/2030 25,000 36,017
7.45%, 7/16/2031 72,000 95,267
4.75%, 1/15/2043 60,000 65,560
7.40%, 11/01/2046 10,000 13,714
5.29%, 12/08/2046 35,000 40,195
9.98%, 2/15/2047 5,000 8,053
Ford Motor Credit Co. LLC
2.98%, 8/03/2022 20,000 20,177
4.25%, 9/20/2022 10,000 10,226
3.55%, 10/07/2022 15,000 15,230
3.35%, 11/01/2022 40,000 40,592
3.09%, 1/09/2023 30,000 30,486
4.14%, 2/15/2023 35,000 36,008
3.10%, 5/04/2023 20,000 20,382
4.38%, 8/06/2023 10,000 10,418
3.37%, 11/17/2023 10,000 10,257
3.81%, 1/09/2024 20,000 20,658
5.58%, 3/18/2024 50,000 53,872
3.66%, 9/08/2024 35,000 36,311
4.06%, 11/01/2024 40,000 41,999
4.69%, 6/09/2025 40,000 42,774
5.13%, 6/16/2025 35,000 38,013
4.13%, 8/04/2025 50,000 52,817
4.39%, 1/08/2026 25,000 26,710
4.54%, 8/01/2026 15,000 16,144
4.27%, 1/09/2027 20,000 21,223
4.13%, 8/17/2027 45,000 47,670
3.82%, 11/02/2027 35,000 36,408
5.11%, 5/03/2029 65,000 72,379
4.00%, 11/13/2030 25,000 26,103
Forestar Group, Inc., 5.00%, 3/01/2028
(a)
5,000 5,171
Full House Resorts, Inc., 8.25%, 2/15/2028
(a)
20,000 21,109
Gap, Inc. (The), 3.63%, 10/01/2029
(a)
16,000 15,692
Gateway Casinos & Entertainment Ltd., 8.25%,
3/01/2024
(a)
2,000 2,059
Genting New York LLC / Genny Capital, Inc.,
3.30%, 2/15/2026
(a)
60,000 59,324
G-III Apparel Group Ltd., 7.88%, 8/15/2025
(a)
10,000 10,663
Golden Nugget, Inc., 6.75%, 10/15/2024
(a)
35,000 35,129
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025 45,000 48,999
5.00%, 5/31/2026 10,000 10,267
5.00%, 7/15/2029
(a)
45,000 47,462
5.63%, 4/30/2033 30,000 32,281
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
42,000 42,005
H&E Equipment Services, Inc., 3.88%,
12/15/2028
(a)
30,000 29,887

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 20.8% (continued)
Hanesbrands, Inc.
4.63%, 5/15/2024
(a)
23,000 24,047
5.38%, 5/15/2025
(a)
15,000 15,623
4.88%, 5/15/2026
(a)
25,000 26,735
Hilton Domestic Operating Co., Inc.
5.38%, 5/01/2025
(a)
40,000 41,737
5.75%, 5/01/2028
(a)
15,000 16,117
3.75%, 5/01/2029
(a)
20,000 20,067
4.00%, 5/01/2031
(a)
70,000 70,355
3.63%, 2/15/2032
(a)
102,000 99,596
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc, 5.00%,
6/01/2029
(a)
58,000 59,191
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.88%, 4/01/2027 30,000 31,057
IAA, Inc., 5.50%, 6/15/2027
(a)
37,000 38,532
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(c)
25,000 25,569
6.00%, 5/15/2027
(a)(c)
20,000 20,761
6.38%, 5/15/2029
(a)(c)
25,000 27,076
Installed Building Products, Inc., 5.75%,
2/01/2028
(a)
20,000 20,990
International Game Technology PLC, 6.25%,
1/15/2027
(a)
10,000 11,264
IRB Holding Corp., 7.00%, 6/15/2025
(a)
25,000 26,484
Jacobs Entertainment, Inc., 7.88%, 2/01/2024
(a)
30,000 30,900
Jaguar Land Rover Automotive PLC
5.63%, 2/01/2023
(a)
16,000 16,080
5.88%, 1/15/2028
(a)(b)
29,740 29,655
5.50%, 7/15/2029
(a)
45,000 43,422
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
(a)
15,000 15,766
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
(a)
10,000 10,658
KAR Auction Services, Inc., 5.13%, 6/01/2025
(a)
40,000 40,188
KB Home
7.50%, 9/15/2022 8,000 8,435
7.63%, 5/15/2023 21,000 22,363
6.88%, 6/15/2027 10,000 11,804
4.80%, 11/15/2029 36,000 38,841
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC, 4.75%, 6/01/2027
(a)
20,000 20,737
LBM Acquisition LLC, 6.25%, 1/15/2029
(a)
15,000 14,560
LCM Investments Holdings II LLC, 4.88%,
5/01/2029
(a)
30,000 30,802
Levi Strauss & Co., 3.50%, 3/01/2031
(a)
25,000 25,320
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
55,000 53,632
Life Time, Inc., 8.00%, 4/15/2026
(a)
10,000 10,501
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
7,000 7,407
3.88%, 6/01/2029
(a)
50,000 51,813
4.38%, 1/15/2031
(a)
30,000 31,975
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
(a)
15,000 15,176
5.63%, 3/15/2026
(a)
26,000 26,975
4.75%, 10/15/2027
(a)
5,000 5,099
3.75%, 1/15/2028
(a)
85,000 84,236
M/I Homes, Inc., 4.95%, 2/01/2028 8,000 8,336
Macy's Retail Holdings LLC
2.88%, 2/15/2023 19,000 19,222
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 20.8% (continued)
5.88%, 4/01/2029
(a)(b)
15,000 15,991
6.38%, 3/15/2037 10,000 10,561
5.13%, 1/15/2042 10,000 9,411
4.30%, 2/15/2043 25,000 21,459
Marriott Ownership Resorts, Inc., 6.13%,
9/15/2025
(a)
6,000 6,302
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
15,000 15,641
4.63%, 3/01/2030
(a)
18,000 18,269
Mattel, Inc.
3.15%, 3/15/2023 17,000 17,404
5.88%, 12/15/2027
(a)
20,000 21,541
6.20%, 10/01/2040 15,000 19,141
5.45%, 11/01/2041 5,000 5,919
Melco Resorts Finance Ltd.
5.75%, 7/21/2028
(a)
15,000 14,877
5.38%, 12/04/2029
(a)
30,000 29,518
Meritage Homes Corp., 6.00%, 6/01/2025 27,000 30,246
Meritor, Inc.
6.25%, 6/01/2025
(a)
25,000 26,219
4.50%, 12/15/2028
(a)
10,000 9,995
Merlin Entertainments Ltd., 5.75%, 6/15/2026
(a)
25,000 25,851
MGM China Holdings Ltd., 5.38%, 5/15/2024
(a)
35,000 35,079
MGM Resorts International
6.00%, 3/15/2023 23,000 24,307
6.75%, 5/01/2025 20,000 21,096
5.75%, 6/15/2025 20,000 21,684
4.63%, 9/01/2026 10,000 10,443
5.50%, 4/15/2027 15,000 16,158
4.75%, 10/15/2028 15,000 15,602
Michaels Cos., Inc. (The), 7.88%, 5/01/2029
(a)
40,000 40,526
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp., 4.88%, 5/01/2029
(a)
30,000 30,273
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(a)
10,000 10,379
8.00%, 2/01/2026
(a)
45,000 46,522
Murphy Oil USA, Inc.
5.63%, 5/01/2027 17,000 17,727
4.75%, 9/15/2029 20,000 21,086
3.75%, 2/15/2031
(a)
20,000 19,707
NCL Corp. Ltd.
12.25%, 5/15/2024
(a)
20,000 23,599
3.63%, 12/15/2024
(a)
10,000 9,480
10.25%, 2/01/2026
(a)
30,000 34,448
Newell Brands, Inc.
4.35%, 4/01/2023 11,000 11,463
4.88%, 6/01/2025 30,000 32,847
4.70%, 4/01/2026 70,000 76,679
6.00%, 4/01/2046 31,000 38,913
Nordstrom, Inc.
6.95%, 3/15/2028 20,000 23,457
4.38%, 4/01/2030
(b)
15,000 15,267
4.25%, 8/01/2031
(b)
60,000 60,078
5.00%, 1/15/2044
(b)
50,000 49,480
Papa John's International, Inc., 3.88%,
9/15/2029
(a)
33,000 32,262
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance In, 8.50%,
11/15/2027
(a)
25,000 26,677

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 20.8% (continued)
Penske Automotive Group, Inc., 3.50%,
9/01/2025 15,000 15,403
Petsmart, Inc. / Petsmart Finance Corp.
4.75%, 2/15/2028
(a)
75,000 77,083
7.75%, 2/15/2029
(a)
55,000 59,526
Picasso Finance Sub, Inc., 6.13%, 6/15/2025
(a)
29,000 30,542
PM General Purchaser LLC, 9.50%,
10/01/2028
(a)
15,000 15,642
Powdr Corp., 6.00%, 8/01/2025
(a)
10,000 10,460
QVC, Inc.
4.38%, 3/15/2023 35,000 36,343
4.85%, 4/01/2024 20,000 21,438
4.45%, 2/15/2025 20,000 21,425
4.75%, 2/15/2027 30,000 31,448
4.38%, 9/01/2028 15,000 15,332
5.45%, 8/15/2034 80,000 83,423
5.95%, 3/15/2043 20,000 20,772
Rite Aid Corp.
7.50%, 7/01/2025
(a)
30,000 30,150
8.00%, 11/15/2026
(a)
25,000 25,238
7.70%, 2/15/2027
(b)
20,000 18,062
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022 50,000 51,366
10.88%, 6/01/2023
(a)
70,000 78,365
9.13%, 6/15/2023
(a)
20,000 21,720
11.50%, 6/01/2025
(a)
36,000 40,983
7.50%, 10/15/2027 35,000 40,918
3.70%, 3/15/2028
(b)
20,000 18,970
5.50%, 4/01/2028
(a)
40,000 40,652
Sally Holdings LLC / Sally Capital, Inc., 8.75%,
4/30/2025
(a)
10,000 10,738
Scientific Games International, Inc.
8.63%, 7/01/2025
(a)
20,000 21,618
5.00%, 10/15/2025
(a)
32,000 32,968
8.25%, 3/15/2026
(a)
25,000 26,530
7.00%, 5/15/2028
(a)
36,000 38,890
7.25%, 11/15/2029
(a)(b)
10,000 11,302
Scotts Miracle-GRO Co. (The)
5.25%, 12/15/2026 10,000 10,304
4.50%, 10/15/2029 15,000 15,616
Seaworld Parks & Entertainment, Inc., 5.25%,
8/15/2029
(a)
45,000 45,890
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 2/15/2028
(a)
20,000 20,159
Six Flags Entertainment Corp.
4.88%, 7/31/2024
(a)
35,000 35,425
5.50%, 4/15/2027
(a)
30,000 31,088
Six Flags Theme Parks, Inc., 7.00%, 7/01/2025
(a)
15,000 15,953
Specialty Building Products Holdings LLC / SBP
Finance Corp., 6.38%, 9/30/2026
(a)
20,000 20,828
Speedway Motorsports LLC / Speedway Funding
II, Inc., 4.88%, 11/01/2027
(a)
11,000 11,219
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman
Ltd., 8.00%, 9/20/2025
(a)
5,640 6,314
SRS Distribution, Inc., 6.13%, 7/01/2029
(a)
15,000 15,430
Staples, Inc.
7.50%, 4/15/2026
(a)
30,000 30,382
10.75%, 4/15/2027
(a)
30,000 28,638
Station Casinos LLC, 4.50%, 2/15/2028
(a)
35,000 35,281
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 20.8% (continued)
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
10,000 9,768
6.50%, 1/15/2028
(a)
10,000 9,619
Suburban Propane Partners LP/Suburban
Energy Finance Corp., 5.88%, 3/01/2027 20,000 20,792
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp.,
5.88%, 5/15/2025
(a)
15,000 14,880
Superior Plus LP / Superior General Partner,
Inc., 4.50%, 3/15/2029
(a)
20,000 20,440
Taylor Morrison Communities, Inc.
6.63%, 7/15/2027
(a)
15,000 15,826
5.75%, 1/15/2028
(a)
15,000 16,507
5.13%, 8/01/2030
(a)
20,000 21,298
Taylor Morrison Communities, Inc. / Taylor
Morrison Holdings II, Inc.
5.88%, 4/15/2023
(a)
10,000 10,462
5.63%, 3/01/2024
(a)
13,000 13,906
Tenneco, Inc., 5.13%, 4/15/2029
(a)
10,000 9,910
TKC Holdings, Inc., 6.88%, 5/15/2028
(a)
30,000 30,838
Toll Brothers Finance Corp.
4.38%, 4/15/2023 10,000 10,353
3.80%, 11/01/2029
(b)
25,000 26,751
Travel + Leisure Co.
3.90%, 3/01/2023 10,000 10,329
5.65%, 4/01/2024 7,000 7,587
6.60%, 10/01/2025 25,000 27,911
6.63%, 7/31/2026
(a)
23,000 25,677
6.00%, 4/01/2027 11,000 12,005
4.63%, 3/01/2030
(a)
7,000 7,258
TRI Pointe Group, Inc.
5.25%, 6/01/2027 10,000 10,790
5.70%, 6/15/2028 6,000 6,524
Under Armour, Inc., 3.25%, 6/15/2026
(b)
10,000 10,301
United Airlines Holdings, Inc.
4.25%, 10/01/2022 25,000 25,514
5.00%, 2/01/2024 10,000 10,388
4.88%, 1/15/2025
(b)
10,000 10,340
United Airlines, Inc.
4.38%, 4/15/2026
(a)
55,000 56,948
4.63%, 4/15/2029
(a)
55,000 56,718
Univar Solutions USA, Inc., 5.13%, 12/01/2027
(a)
15,000 15,705
Victoria's Secret & Co., 4.63%, 7/15/2029
(a)
30,000 30,124
Viking Cruises Ltd.
6.25%, 5/15/2025
(a)
10,000 9,978
5.88%, 9/15/2027
(a)
30,000 29,092
VOC Escrow Ltd., 5.00%, 2/15/2028
(a)
20,000 19,892
Wheel Pros, Inc., 6.50%, 5/15/2029
(a)
30,000 29,200
White Capital Buyer LLC, 6.88%, 10/15/2028
(a)
20,000 20,677
White Capital Parent LLC, 8.25%, 3/15/2026
(a)(c)
25,000 25,264
William Carter Co. (The)
5.50%, 5/15/2025
(a)
40,000 41,855
5.63%, 3/15/2027
(a)
25,000 25,937
Williams Scotsman International, Inc., 4.63%,
8/15/2028
(a)
15,000 15,510
Winnebago Industries, Inc., 6.25%, 7/15/2028
(a)
30,000 32,416
WMG Acquisition Corp.
3.88%, 7/15/2030
(a)
15,000 15,600
3.00%, 2/15/2031
(a)
20,000 19,456

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Cyclical – 20.8% (continued)
Wolverine Escrow LLC, 8.50%, 11/15/2024
(a)(b)
20,000 18,550
Wyndham Hotels & Resorts, Inc., 4.38%,
8/15/2028
(a)
30,000 31,025
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
5.50%, 3/01/2025
(a)
40,000 40,695
5.25%, 5/15/2027
(a)(b)
25,000 25,326
Wynn Macau Ltd.
5.50%, 1/15/2026
(a)
25,000 23,619
5.50%, 10/01/2027
(a)
45,000 41,907
5.63%, 8/26/2028
(a)
15,000 13,828
5.13%, 12/15/2029
(a)(b)
20,000 18,042
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
7.75%, 4/15/2025
(a)
30,000 31,608
5.13%, 10/01/2029
(a)
30,000 30,165
Yum! Brands, Inc.
3.88%, 11/01/2023 17,000 17,819
4.75%, 1/15/2030
(a)
55,000 59,028
3.63%, 3/15/2031 65,000 64,260
4.63%, 1/31/2032 75,000 78,203
6.88%, 11/15/2037 5,000 6,401
5.35%, 11/01/2043 5,000 5,568
ZF North America Capital, Inc., 4.75%,
4/29/2025
(a)
27,000 29,178
9,931,277
Consumer, Non-cyclical – 17.3%
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
15,000 15,721
5.00%, 4/15/2029
(a)
20,000 20,403
AdaptHealth LLC, 6.13%, 8/01/2028
(a)
10,000 10,606
ADT Security Corp. (The)
4.13%, 8/01/2029
(a)
30,000 29,581
4.88%, 7/15/2032
(a)
35,000 34,979
Ahern Rentals, Inc., 7.38%, 5/15/2023
(a)
43,000 41,312
Akumin Escrow, Inc., 7.50%, 8/01/2028
(a)
55,000 51,997
Akumin, Inc., 7.00%, 11/01/2025
(a)
10,000 9,556
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
5.75%, 3/15/2025 10,000 10,144
3.25%, 3/15/2026
(a)
20,000 20,339
7.50%, 3/15/2026
(a)
23,000 24,781
4.63%, 1/15/2027
(a)
35,000 36,620
5.88%, 2/15/2028
(a)
30,000 31,913
3.50%, 3/15/2029
(a)
55,000 54,204
4.88%, 2/15/2030
(a)
35,000 37,511
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
55,000 57,843
9.75%, 7/15/2027
(a)
28,000 30,219
6.00%, 6/01/2029
(a)(b)
30,000 29,546
Allied Universal Holdco LLC/ Allied Universal
Finance Corp./Atlas Luxco 4 Sarl, 4.63%,
6/01/2028
(a)
50,000 49,557
AMN Healthcare, Inc., 4.63%, 10/01/2027
(a)
15,000 15,407
Aptim Corp., 7.75%, 6/15/2025
(a)
35,000 28,370
APX Group, Inc., 6.75%, 2/15/2027
(a)
20,000 21,163
ASGN, Inc., 4.63%, 5/15/2028
(a)
20,000 20,655
Avantor Funding, Inc., 4.63%, 7/15/2028
(a)
45,000 46,692
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Non-cyclical – 17.3% (continued)
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc., 5.75%, 7/15/2027
(a)
10,000 10,454
Avon Products, Inc.
6.50%, 3/15/2023 13,000 13,697
8.45%, 3/15/2043 5,000 6,323
B&G Foods, Inc., 5.25%, 9/15/2027 2,000 2,052
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
63,000 67,032
8.50%, 1/31/2027
(a)
55,000 58,527
Bausch Health Cos., Inc.
6.13%, 4/15/2025
(a)
82,000 83,577
5.50%, 11/01/2025
(a)
10,000 10,171
9.00%, 12/15/2025
(a)
45,000 47,226
5.75%, 8/15/2027
(a)
15,000 15,711
7.00%, 1/15/2028
(a)
28,000 28,381
5.00%, 1/30/2028
(a)
55,000 50,925
6.25%, 2/15/2029
(a)
25,000 24,219
7.25%, 5/30/2029
(a)
22,000 22,306
5.25%, 1/30/2030
(a)
45,000 40,663
5.25%, 2/15/2031
(a)
55,000 49,519
Brink's Co. (The), 5.50%, 7/15/2025
(a)
20,000 20,984
Cano Health LLC, 6.25%, 10/01/2028
(a)
15,000 15,086
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027
(a)
20,000 20,758
3.13%, 2/15/2029
(a)
30,000 29,282
Centene Corp.
4.25%, 12/15/2027 100,000 104,753
4.63%, 12/15/2029 125,000 135,020
3.38%, 2/15/2030 70,000 71,963
3.00%, 10/15/2030 60,000 60,970
Central Garden & Pet Co.
5.13%, 2/01/2028 5,000 5,252
4.13%, 10/15/2030 30,000 30,248
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
25,000 25,823
3.75%, 3/15/2029
(a)
50,000 50,502
4.00%, 3/15/2031
(a)
15,000 15,522
Chobani LLC / Chobani Finance Corp., Inc.,
7.50%, 4/15/2025
(a)
15,000 15,592
CHS/Community Health Systems, Inc.
6.63%, 2/15/2025
(a)
30,000 31,315
8.00%, 3/15/2026
(a)
50,000 52,821
5.63%, 3/15/2027
(a)
50,000 52,335
6.88%, 4/01/2028
(a)
20,000 18,801
6.00%, 1/15/2029
(a)
20,000 21,151
6.88%, 4/15/2029
(a)
50,000 51,434
4.75%, 2/15/2031
(a)
25,000 25,001
Cimpress PLC, 7.00%, 6/15/2026
(a)
40,000 41,654
Cooke Omega Investments, Inc. / Alpha Vesselco
Holdings, Inc., 8.50%, 12/15/2022
(a)
10,000 10,205
CoreCivic, Inc.
4.63%, 5/01/2023
(b)
13,000 13,198
4.75%, 10/15/2027
(b)
25,000 22,674
Coty, Inc., 6.50%, 4/15/2026
(a)
20,000 20,577
Darling Ingredients, Inc., 5.25%, 4/15/2027
(a)
38,000 39,401
DaVita, Inc.
4.63%, 6/01/2030
(a)
90,000 90,514
3.75%, 2/15/2031
(a)
50,000 47,395

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Non-cyclical – 17.3% (continued)
Del Monte Foods, Inc., 11.88%, 5/15/2025
(a)
10,000 11,228
Deluxe Corp., 8.00%, 6/01/2029
(a)
35,000 36,979
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
35,000 36,607
4.13%, 4/01/2029
(a)
35,000 34,544
Elanco Animal Health, Inc.
5.27%, 8/28/2023 32,000 34,083
5.90%, 8/28/2028 22,000 25,699
Emergent Biosolutions, Inc., 3.88%,
8/15/2028
(a)(b)
15,000 14,469
Encompass Health Corp.
4.50%, 2/01/2028 35,000 35,637
4.75%, 2/01/2030 35,000 36,018
4.63%, 4/01/2031 25,000 25,682
ENDO Dac / ENDO Finance LLC / ENDO Finco,
Inc., 9.50%, 7/31/2027
(a)(b)
25,000 24,824
Envision Healthcare Corp., 8.75%,
10/15/2026
(a)
15,000 10,102
Fresh Market, Inc. (The), 9.75%, 5/01/2023
(a)
10,000 10,289
Garda World Security Corp.
4.63%, 2/15/2027
(a)
15,000 14,889
9.50%, 11/01/2027
(a)
15,000 16,186
Gartner, Inc.
4.50%, 7/01/2028
(a)
20,000 20,845
3.63%, 6/15/2029
(a)
50,000 50,237
3.75%, 10/01/2030
(a)
25,000 25,483
Global Medical Response, Inc., 6.50%,
10/01/2025
(a)
20,000 19,851
Graham Holdings Co., 5.75%, 6/01/2026
(a)
11,000 11,468
Hadrian Merger Sub, Inc., 8.50%, 5/01/2026
(a)
15,000 15,525
HCA, Inc.
5.88%, 5/01/2023 35,000 37,451
8.36%, 4/15/2024 21,000 24,327
5.38%, 2/01/2025 98,000 109,016
5.88%, 2/15/2026 22,000 25,057
5.38%, 9/01/2026 20,000 22,771
7.05%, 12/01/2027 5,000 6,282
5.63%, 9/01/2028 55,000 64,682
5.88%, 2/01/2029 25,000 29,756
3.50%, 9/01/2030 47,000 49,489
7.50%, 11/15/2095 5,000 7,481
Healthequity, Inc., 4.50%, 10/01/2029
(a)
20,000 20,246
Herbalife Nutrition Ltd. / Hlf Financing, Inc.,
7.88%, 9/01/2025
(a)
30,000 32,217
Herc Holdings, Inc., 5.50%, 7/15/2027
(a)
40,000 41,743
H-Food Holdings LLC / Hearthside Finance Co.,
Inc., 8.50%, 6/01/2026
(a)
15,000 15,525
Hill-Rom Holdings, Inc., 4.38%, 9/15/2027
(a)
5,000 5,200
HLF Financing Sarl LLC / Herbalife
International, Inc., 4.88%, 6/01/2029
(a)
50,000 50,398
Hologic, Inc.
4.63%, 2/01/2028
(a)
30,000 31,275
3.25%, 2/15/2029
(a)
40,000 39,706
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
(a)
37,000 39,154
IHS Markit Ltd., 4.25%, 5/01/2029 25,000 28,511
Ingles Markets, Inc., 4.00%, 6/15/2031
(a)
45,000 44,968
IQVIA, Inc.
5.00%, 10/15/2026
(a)
25,000 25,724
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Non-cyclical – 17.3% (continued)
5.00%, 5/15/2027
(a)
50,000 51,834
Jaguar Holding Co. II / Ppd Development LP
4.63%, 6/15/2025
(a)
10,000 10,412
5.00%, 6/15/2028
(a)
20,000 21,487
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
20,000 20,574
JBS Finance Luxembourg Sarl, 3.63%,
1/15/2032
(a)
50,000 49,567
JBS USA Food Co., 7.00%, 1/15/2026
(a)
46,000 47,963
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%,
2/15/2028
(a)
45,000 48,565
JBS USA LUX SA / JBS USA Food Co. / JBS USA
Finance, Inc.
6.50%, 4/15/2029
(a)
70,000 77,728
5.50%, 1/15/2030
(a)
35,000 38,325
3.75%, 12/01/2031
(a)
35,000 35,823
KeHE Distributors LLC / KeHE Finance Corp.,
8.63%, 10/15/2026
(a)
10,000 10,750
Korn Ferry, 4.63%, 12/15/2027
(a)
10,000 10,350
Kraft Heinz Foods Co.
3.00%, 6/01/2026 31,000 32,337
3.88%, 5/15/2027 30,000 32,555
4.63%, 1/30/2029 40,000 45,550
3.75%, 4/01/2030 40,000 43,358
4.25%, 3/01/2031 30,000 33,825
6.75%, 3/15/2032 30,000 40,755
5.00%, 7/15/2035 40,000 49,190
7.13%, 8/01/2039
(a)
40,000 60,782
6.50%, 2/09/2040 30,000 42,767
5.00%, 6/04/2042 30,000 37,279
5.20%, 7/15/2045 55,000 69,824
4.38%, 6/01/2046 110,000 128,387
4.88%, 10/01/2049 40,000 49,617
5.50%, 6/01/2050 40,000 53,617
Kronos Acquisition Holdings, Inc. / Kik Custom
Products, Inc.
5.00%, 12/31/2026
(a)(b)
15,000 14,860
7.00%, 12/31/2027
(a)(b)
15,000 14,434
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024
(a)
45,000 46,094
4.88%, 11/01/2026
(a)
25,000 25,644
4.88%, 5/15/2028
(a)
25,000 26,834
Land O'Lakes Capital Trust I, 7.45%,
3/15/2028
(a)
30,000 34,610
Lannett Co., Inc., 7.75%, 4/15/2026
(a)
35,000 32,337
Legacy LifePoint Health LLC
6.75%, 4/15/2025
(a)
35,000 36,750
4.38%, 2/15/2027
(a)
30,000 29,839
LifePoint Health, Inc., 5.38%, 1/15/2029
(a)
35,000 34,321
Magellan Health, Inc., 4.90%, 9/22/2024 61,000 66,806
MEDNAX, Inc., 6.25%, 1/15/2027
(a)
32,000 33,590
Metis Merger Sub LLC, 6.50%, 5/15/2029
(a)
30,000 29,708
Modivcare Escrow Issuer, Inc., 5.00%,
10/01/2029
(a)
30,000 30,512
Modivcare, Inc., 5.88%, 11/15/2025
(a)
10,000 10,508
Molina Healthcare, Inc.
5.38%, 11/15/2022 25,000 25,748
4.38%, 6/15/2028
(a)
35,000 36,395
MPH Acquisition Holdings LLC, 5.75%,
11/01/2028
(a)(b)
15,000 13,683

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Non-cyclical – 17.3% (continued)
Nielsen Co. Luxembourg Sarl (The), 5.00%,
2/01/2025
(a)(b)
18,000 18,341
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028
(a)
55,000 57,231
4.50%, 7/15/2029
(a)
65,000 63,546
5.88%, 10/01/2030
(a)
20,000 20,985
North Queensland Export Terminal Pty Ltd.,
4.45%, 12/15/2022
(a)
21,000 20,244
Organon & Co. / Organon Foreign Debt Co.-
Issuer BV
4.13%, 4/30/2028
(a)
80,000 81,083
5.13%, 4/30/2031
(a)
100,000 103,141
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
Diagnostics SA
7.38%, 6/01/2025
(a)
6,000 6,300
7.25%, 2/01/2028
(a)
13,000 13,848
P&L Development LLC / PLD Finance Corp.,
7.75%, 11/15/2025
(a)
10,000 10,273
PAR Pharmaceutical, Inc., 7.50%, 4/01/2027
(a)
91,000 91,805
Performance Food Group, Inc., 5.50%,
10/15/2027
(a)
35,000 36,595
Perrigo Co. PLC, 4.00%, 11/15/2023 30,000 31,137
Perrigo Finance Unlimited Co.
4.38%, 3/15/2026 80,000 85,499
3.15%, 6/15/2030 40,000 40,301
4.90%, 12/15/2044 70,000 69,301
Pilgrim's Pride Corp., 5.88%, 9/30/2027
(a)
50,000 52,699
Post Holdings, Inc.
5.63%, 1/15/2028
(a)
40,000 41,735
5.50%, 12/15/2029
(a)
55,000 58,494
4.50%, 9/15/2031
(a)
75,000 73,613
Prestige Brands, Inc.
5.13%, 1/15/2028
(a)
10,000 10,462
3.75%, 4/01/2031
(a)
25,000 24,168
Prime Healthcare Services, Inc., 7.25%,
11/01/2025
(a)
20,000 21,339
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
(a)
40,000 42,557
5.75%, 4/15/2026
(a)
40,000 42,779
3.38%, 8/31/2027
(a)
30,000 28,752
6.25%, 1/15/2028
(a)
35,000 35,881
Radiology Partners, Inc., 9.25%, 2/01/2028
(a)
20,000 21,207
RegionalCare Hospital Partners Holdings, Inc. /
LifePoint Health, Inc., 9.75%, 12/01/2026
(a)
26,000 27,435
Rent-A-Center, Inc./Tx, 6.38%, 2/15/2029
(a)
20,000 21,041
Ritchie Bros Auctioneers, Inc., 5.38%,
1/15/2025
(a)
17,000 17,340
RP Escrow Issuer LLC, 5.25%, 12/15/2025
(a)
35,000 35,023
Sabre GLBL, Inc.
9.25%, 4/15/2025
(a)
25,000 28,890
7.38%, 9/01/2025
(a)
75,000 79,855
Safeway, Inc., 7.25%, 2/01/2031 50,000 60,199
SEG Holding LLC / SEG Finance Corp., 5.63%,
10/15/2028
(a)
40,000 42,236
Select Medical Corp., 6.25%, 8/15/2026
(a)
86,000 90,009
Service Corp. International
4.63%, 12/15/2027 20,000 21,061
5.13%, 6/01/2029 23,000 24,854
3.38%, 8/15/2030 50,000 49,236
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Consumer, Non-cyclical – 17.3% (continued)
4.00%, 5/15/2031 30,000 30,677
Shift4 Payments LLC / Shift4 Payments Finance
Sub, Inc., 4.63%, 11/01/2026
(a)
10,000 10,395
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/01/2029
(a)
40,000 40,397
Sotheby's, 7.38%, 10/15/2027
(a)
20,000 21,086
Spectrum Brands, Inc.
5.75%, 7/15/2025 35,000 35,890
5.00%, 10/01/2029
(a)
20,000 21,370
5.50%, 7/15/2030
(a)
10,000 10,847
Square, Inc.
2.75%, 6/01/2026
(a)
50,000 50,589
3.50%, 6/01/2031
(a)(b)
65,000 66,652
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
(a)(b)
10,000 10,207
10.00%, 4/15/2027
(a)
15,000 16,114
Syneos Health, Inc., 3.63%, 1/15/2029
(a)
15,000 14,807
Team Health Holdings, Inc., 6.38%, 2/01/2025
(a)
20,000 17,848
Teleflex, Inc.
4.63%, 11/15/2027 20,000 20,863
4.25%, 6/01/2028
(a)
15,000 15,418
Tenet Healthcare Corp.
6.75%, 6/15/2023 51,000 54,802
4.63%, 7/15/2024 8,000 8,106
4.63%, 9/01/2024
(a)
15,000 15,347
7.50%, 4/01/2025
(a)
20,000 21,222
4.88%, 1/01/2026
(a)
60,000 61,695
6.25%, 2/01/2027
(a)
40,000 41,544
5.13%, 11/01/2027
(a)
27,000 28,230
4.63%, 6/15/2028
(a)
15,000 15,612
6.13%, 10/01/2028
(a)
65,000 68,263
TreeHouse Foods, Inc., 4.00%, 9/01/2028
(b)
15,000 14,336
Trinet Group, Inc., 3.50%, 3/01/2029
(a)
30,000 30,057
Triton Water Holdings, Inc., 6.25%, 4/01/2029
(a)
40,000 39,973
United Rentals North America, Inc.
5.50%, 5/15/2027 19,000 19,911
4.88%, 1/15/2028 50,000 52,800
5.25%, 1/15/2030 20,000 21,661
4.00%, 7/15/2030 20,000 20,412
3.88%, 2/15/2031 25,000 25,173
3.75%, 1/15/2032 20,000 19,960
US Foods, Inc.
6.25%, 4/15/2025
(a)
35,000 36,735
4.75%, 2/15/2029
(a)
40,000 40,487
US Renal Care, Inc., 10.63%, 7/15/2027
(a)
15,000 15,596
Vector Group Ltd.
10.50%, 11/01/2026
(a)
40,000 42,241
5.75%, 2/01/2029
(a)
65,000 64,842
Verscend Escrow Corp., 9.75%, 8/15/2026
(a)
60,000 63,572
8,253,883
Diversified – 0.0%
Stena International SA, 6.13%, 2/01/2025
(a)
23,000 23,684
23,684
Energy – 12.9%
Aethon United Br LP / Aethon United Finance
Corp., 8.25%, 2/15/2026
(a)
25,000 26,847
AI Candelaria Spain SLU, 7.50%, 12/15/2028
(a)
11,000 11,895

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Energy – 12.9% (continued)
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
(a)
60,000 61,332
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
7.88%, 5/15/2026
(a)
20,000 21,909
5.75%, 3/01/2027
(a)
20,000 20,720
5.75%, 1/15/2028
(a)
20,000 20,929
Antero Resources Corp.
5.00%, 3/01/2025
(b)
20,000 20,359
8.38%, 7/15/2026
(a)
12,000 13,505
7.63%, 2/01/2029
(a)
10,000 11,078
5.38%, 3/01/2030
(a)
10,000 10,592
Apache Corp.
4.63%, 11/15/2025 10,000 10,770
4.88%, 11/15/2027 15,000 16,318
4.25%, 1/15/2030 55,000 58,559
6.00%, 1/15/2037 20,000 24,401
5.10%, 9/01/2040 35,000 39,212
5.25%, 2/01/2042 25,000 28,140
7.38%, 8/15/2047 25,000 31,583
5.35%, 7/01/2049 30,000 34,464
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
10,000 10,418
6.25%, 4/01/2028
(a)
30,000 31,168
Ascent Resources Utica Holdings LLC / Aru
Finance Corp., 8.25%, 12/31/2028
(a)
20,000 21,791
Ascent Resources Utica Holdings LLC / ARU
Finance Corp., 7.00%, 11/01/2026
(a)
20,000 20,649
Baytex Energy Corp.
5.63%, 6/01/2024
(a)
3,000 3,023
8.75%, 4/01/2027
(a)
15,000 16,018
Blue Racer Midstream LLC / Blue Racer Finance
Corp.
7.63%, 12/15/2025
(a)
15,000 16,124
6.63%, 7/15/2026
(a)
10,000 10,355
Buckeye Partners LP
4.15%, 7/01/2023 30,000 31,044
4.35%, 10/15/2024 5,000 5,237
4.13%, 3/01/2025
(a)
30,000 30,821
3.95%, 12/01/2026 16,000 16,406
4.50%, 3/01/2028
(a)
15,000 14,920
5.85%, 11/15/2043 16,000 15,773
5.60%, 10/15/2044 15,000 14,544
6.38%, 1/22/2078 30,000 27,321
California Resources Corp., 7.13%, 2/01/2026
(a)
(b)
15,000 15,826
Callon Petroleum Co.
6.13%, 10/01/2024 30,000 29,496
8.25%, 7/15/2025 20,000 19,804
8.00%, 8/01/2028
(a)
20,000 20,151
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
7.75%, 4/15/2023
(b)
15,000 14,845
9.25%, 7/15/2024
(a)
50,000 54,162
Centennial Resource Production LLC, 6.88%,
4/01/2027
(a)(b)
10,000 10,214
Cheniere Energy Partners LP, 4.50%,
10/01/2029 45,000 48,047
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Energy – 12.9% (continued)
Cheniere Energy, Inc., 4.63%, 10/15/2028 55,000 57,747
Civitas Resources, Inc., 5.00%, 10/15/2026
(a)
60,000 60,750
Comstock Resources, Inc.
7.50%, 5/15/2025
(a)
6,000 6,219
5.88%, 1/15/2030
(a)
50,000 52,007
Consol Energy, Inc., 11.00%, 11/15/2025
(a)
10,000 10,327
Continental Resources, Inc.
4.50%, 4/15/2023 18,000 18,725
3.80%, 6/01/2024 25,000 26,261
4.38%, 1/15/2028 20,000 21,826
5.75%, 1/15/2031
(a)
45,000 53,907
4.90%, 6/01/2044 25,000 28,415
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.
5.75%, 4/01/2025 15,000 15,381
5.63%, 5/01/2027
(a)
20,000 20,531
6.00%, 2/01/2029
(a)
35,000 36,298
CrownRock LP / CrownRock Finance, Inc.,
5.63%, 10/15/2025
(a)
35,000 35,815
CVR Energy, Inc.
5.25%, 2/15/2025
(a)(b)
10,000 9,885
5.75%, 2/15/2028
(a)(b)
5,000 4,941
DCP Midstream Operating LP
5.38%, 7/15/2025 20,000 22,166
5.63%, 7/15/2027 10,000 11,415
5.13%, 5/15/2029 20,000 22,695
6.45%, 11/03/2036
(a)
15,000 19,379
6.75%, 9/15/2037
(a)
15,000 20,045
5.85%, 5/21/2043
(a)
15,000 14,257
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
6.75%, 5/15/2025 18,000 18,407
7.13%, 6/01/2028
(a)
13,000 13,651
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
50,000 50,391
4.38%, 6/15/2031
(a)
50,000 50,745
Encino Acquisition Partners Holdings LLC,
8.50%, 5/01/2028
(a)
20,000 20,906
Endeavor Energy Resources LP / EER Finance,
Inc.
6.63%, 7/15/2025
(a)
5,000 5,273
5.75%, 1/30/2028
(a)
30,000 31,489
EnLink Midstream LLC, 5.38%, 6/01/2029 5,000 5,178
EnLink Midstream Partners LP
4.40%, 4/01/2024 10,000 10,450
4.15%, 6/01/2025 15,000 15,572
4.85%, 7/15/2026 5,000 5,190
5.45%, 6/01/2047 20,000 20,017
Ensign Drilling, Inc., 9.25%, 4/15/2024
(a)(b)
35,000 34,630
Enviva Partners LP / Enviva Partners Finance
Corp., 6.50%, 1/15/2026
(a)
15,000 15,512
EQM Midstream Partners LP
4.75%, 7/15/2023 16,000 16,845
4.00%, 8/01/2024 30,000 31,146
6.00%, 7/01/2025
(a)
20,000 21,784
4.13%, 12/01/2026 10,000 10,311
6.50%, 7/01/2027
(a)
25,000 27,819
5.50%, 7/15/2028 15,000 16,531
4.50%, 1/15/2029
(a)
50,000 51,432

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Energy – 12.9% (continued)
EQT Corp.
3.00%, 10/01/2022
(b)
8,000 8,087
6.63%, 2/01/2025 30,000 33,757
3.90%, 10/01/2027 45,000 47,973
7.50%, 2/01/2030 25,000 32,014
Exterran Energy Solutions LP / Ees Finance
Corp., 8.13%, 5/01/2025 5,000 4,844
Genesis Energy LP / Genesis Energy Finance
Corp.
5.63%, 6/15/2024 8,000 7,961
6.50%, 10/01/2025 13,000 12,808
6.25%, 5/15/2026 60,000 58,099
8.00%, 1/15/2027 20,000 20,101
7.75%, 2/01/2028 24,000 23,746
Global Marine, Inc., 7.00%, 6/01/2028 30,000 22,101
Global Partners LP / GLP Finance Corp., 7.00%,
8/01/2027 10,000 10,417
Gulfport Energy Operating Corp., 8.00%,
5/17/2026 35,000 38,745
Harvest Midstream I LP, 7.50%, 9/01/2028
(a)
20,000 20,982
Hess Midstream Operations LP
5.63%, 2/15/2026
(a)
50,000 51,772
5.13%, 6/15/2028
(a)
20,000 20,777
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
35,000 35,909
5.75%, 2/01/2029
(a)
15,000 15,284
6.00%, 2/01/2031
(a)
20,000 20,539
Holly Energy Partners LP / Holly Energy Finance
Corp., 5.00%, 2/01/2028
(a)
30,000 30,079
Independence Energy Finance LLC, 7.25%,
5/01/2026
(a)
30,000 31,230
ITT Holdings LLC, 6.50%, 8/01/2029
(a)
55,000 55,138
KCA Deutag UK Finance PLC, 9.88%,
12/01/2025
(a)
50,000 54,456
Laredo Petroleum, Inc.
9.50%, 1/15/2025 15,000 15,426
10.13%, 1/15/2028 25,000 26,756
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp., 6.00%, 8/01/2026
(a)
10,000 10,254
Matador Resources Co., 5.88%, 9/15/2026 30,000 30,959
Meg Energy Corp., 5.88%, 2/01/2029
(a)
20,000 20,582
MEG Energy Corp.
6.50%, 1/15/2025
(a)
8,000 8,192
7.13%, 2/01/2027
(a)
47,000 49,383
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(a)
40,000 36,365
10.50%, 5/15/2027
(a)
10,000 9,922
Murphy Oil Corp.
6.88%, 8/15/2024 8,000 8,161
5.75%, 8/15/2025 12,000 12,316
5.88%, 12/01/2027
(b)
15,000 15,629
6.38%, 7/15/2028 15,000 15,848
6.38%, 12/01/2042 5,000 5,080
Nabors Industries Ltd., 7.25%, 1/15/2026
(a)
15,000 14,629
Nabors Industries, Inc.
5.75%, 2/01/2025 15,000 14,259
9.00%, 2/01/2025
(a)
5,000 5,181
Natural Resource Partners LP / NRP Finance
Corp., 9.13%, 6/30/2025
(a)
42,000 42,213
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Energy – 12.9% (continued)
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
(a)
20,000 20,429
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
40,000 38,977
6.50%, 9/30/2026
(a)
50,000 48,621
NGL Energy Operating LLC / NGL Energy
Finance Corp., 7.50%, 2/01/2026
(a)
55,000 55,838
NGL Energy Partners LP / NGL Energy Finance
Corp.
7.50%, 11/01/2023 15,000 14,471
6.13%, 3/01/2025
(b)
10,000 8,612
7.50%, 4/15/2026
(b)
15,000 12,837
Northriver Midstream Finance LP, 5.63%,
2/15/2026
(a)
15,000 15,522
NuStar Logistics LP
4.75%, 2/01/2022 7,000 7,000
5.75%, 10/01/2025 15,000 16,061
6.00%, 6/01/2026 30,000 31,997
5.63%, 4/28/2027 30,000 31,570
6.38%, 10/01/2030 20,000 21,923
Oasis Midstream Partners LP / Omp Finance
Corp., 8.00%, 4/01/2029
(a)
30,000 32,629
Oasis Petroleum, Inc., 6.38%, 6/01/2026
(a)
5,000 5,286
Occidental Petroleum Corp.
6.95%, 7/01/2024 30,000 33,772
3.50%, 6/15/2025 35,000 36,152
8.00%, 7/15/2025 15,000 17,744
5.55%, 3/15/2026 20,000 22,079
3.40%, 4/15/2026 35,000 35,673
3.20%, 8/15/2026 45,000 45,742
3.00%, 2/15/2027 20,000 20,000
8.50%, 7/15/2027 15,000 18,753
7.15%, 5/15/2028 5,000 5,906
6.38%, 9/01/2028 15,000 17,536
3.50%, 8/15/2029 60,000 60,890
8.88%, 7/15/2030 35,000 47,466
6.63%, 9/01/2030
(b)
50,000 61,269
6.13%, 1/01/2031
(b)
30,000 35,890
7.50%, 5/01/2031 25,000 32,578
7.88%, 9/15/2031 20,000 26,705
6.45%, 9/15/2036 50,000 63,719
7.95%, 6/15/2039 13,000 17,570
4.30%, 8/15/2039 10,000 10,033
6.20%, 3/15/2040 20,000 24,199
4.50%, 7/15/2044 15,000 15,144
6.60%, 3/15/2046 35,000 44,853
4.40%, 4/15/2046 35,000 35,424
4.20%, 3/15/2048 15,000 14,617
4.40%, 8/15/2049 20,000 19,992
Oceaneering International, Inc.
4.65%, 11/15/2024 5,000 5,197
6.00%, 2/01/2028 5,000 5,142
Ovintiv Exploration, Inc.
5.63%, 7/01/2024 70,000 77,030
5.38%, 1/01/2026 38,000 42,269
Ovintiv, Inc.
8.13%, 9/15/2030 10,000 13,724
7.20%, 11/01/2031 15,000 20,082
7.38%, 11/01/2031 20,000 27,099
6.50%, 8/15/2034 20,000 26,873

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Energy – 12.9% (continued)
6.63%, 8/15/2037 10,000 13,576
6.50%, 2/01/2038 10,000 13,535
5.15%, 11/15/2041 5,000 5,793
PAR Petroleum LLC / PAR Petroleum Finance
Corp., 7.75%, 12/15/2025
(a)
10,000 10,065
Parkland Corp., 5.88%, 7/15/2027
(a)
20,000 21,121
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028
(b)
15,000 15,078
5.15%, 11/15/2029 26,000 26,815
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/2025
(a)
35,000 33,961
7.25%, 6/15/2025 30,000 23,496
6.00%, 2/15/2028 40,000 29,070
PBF Logistics LP / PBF Logistics Finance Corp.,
6.88%, 5/15/2023
(b)
50,000 48,681
PDC Energy, Inc.
6.13%, 9/15/2024 30,000 30,460
5.75%, 5/15/2026
(b)
21,000 21,598
PIC AU Holdings LLC / PIC AU Holdings Corp.,
10.00%, 12/31/2024
(a)
20,000 20,468
Precision Drilling Corp., 7.13%, 1/15/2026
(a)(b)
25,000 25,718
Range Resources Corp.
5.00%, 3/15/2023 7,000 7,195
4.88%, 5/15/2025 15,000 15,677
9.25%, 2/01/2026 30,000 32,484
8.25%, 1/15/2029
(a)
15,000 16,884
Rattler Midstream LP, 5.63%, 7/15/2025
(a)
15,000 15,687
Renewable Energy Group, Inc., 5.88%,
6/01/2028
(a)
30,000 31,547
Rockcliff Energy II LLC, 5.50%, 10/15/2029
(a)
13,000 13,380
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
40,000 41,658
4.95%, 7/15/2029
(a)
30,000 32,099
4.80%, 5/15/2030
(a)
35,000 37,267
7.50%, 7/15/2038
(a)
5,000 5,712
6.88%, 4/15/2040
(a)
30,000 34,016
Ruby Pipeline LLC, 8.00%, 4/01/2022
(a)(b)
2,303 2,172
SM Energy Co.
10.00%, 1/15/2025
(a)
10,000 11,125
5.63%, 6/01/2025 10,000 10,030
6.75%, 9/15/2026
(b)
5,000 5,138
6.63%, 1/15/2027
(b)
10,000 10,331
Southeast Supply Header LLC, 4.25%,
6/15/2024
(a)
50,000 52,019
Southwestern Energy Co.
6.45%, 1/23/2025 6,000 6,538
5.38%, 2/01/2029
(a)
20,000 21,057
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 15,000 15,716
5.88%, 3/15/2028 16,000 16,919
4.50%, 5/15/2029 25,000 25,352
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.
7.50%, 10/01/2025
(a)
20,000 21,628
6.00%, 3/01/2027
(a)
20,000 20,804
5.50%, 1/15/2028
(a)
20,000 20,068
6.00%, 12/31/2030
(a)
20,000 20,011
6.00%, 9/01/2031
(a)
35,000 34,663
Talos Production, Inc., 12.00%, 1/15/2026 20,000 21,728
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Energy – 12.9% (continued)
Tap Rock Resources LLC, 7.00%, 10/01/2026
(a)
15,000 15,444
Targa Resources Partners LP / Targa Resources
Partners Finance Corp.
5.88%, 4/15/2026 10,000 10,461
5.38%, 2/01/2027 20,000 20,701
6.50%, 7/15/2027 20,000 21,500
5.00%, 1/15/2028 35,000 36,813
6.88%, 1/15/2029 34,000 38,080
5.50%, 3/01/2030 25,000 27,488
4.88%, 2/01/2031 30,000 32,349
4.00%, 1/15/2032
(a)
30,000 30,945
TechnipFMC PLC, 6.50%, 2/01/2026
(a)
30,000 32,035
TerraForm Power Operating LLC
4.25%, 1/31/2023
(a)
10,000 10,247
5.00%, 1/31/2028
(a)
30,000 32,057
4.75%, 1/15/2030
(a)
37,000 38,368
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 16,000 16,301
Transocean Guardian Ltd., 5.88%, 1/15/2024
(a)
23,115 22,741
Transocean Pontus Ltd., 6.13%, 8/01/2025
(a)
10,050 10,067
Transocean Poseidon Ltd., 6.88%, 2/01/2027
(a)
35,000 34,997
Transocean Proteus Ltd., 6.25%, 12/01/2024
(a)
16,500 16,664
Transocean Sentry Ltd., 5.38%, 5/15/2023
(a)
18,379 18,055
Transocean, Inc.
7.50%, 1/15/2026
(a)
30,000 24,183
11.50%, 1/30/2027
(a)
39,000 40,209
8.00%, 2/01/2027
(a)
30,000 22,937
7.50%, 4/15/2031 30,000 19,469
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 37,000 38,227
6.88%, 9/01/2027 5,000 5,185
Vantage Drilling International, 9.25%,
11/15/2023
(a)
5,000 4,573
Vermilion Energy, Inc., 5.63%, 3/15/2025
(a)
30,000 30,189
Viper Energy Partners LP, 5.38%, 11/01/2027
(a)
15,000 15,635
W&T Offshore, Inc., 9.75%, 11/01/2023
(a)
35,000 34,069
Weatherford International Ltd., 11.00%,
12/01/2024
(a)
8,000 8,340
Western Midstream Operating LP
4.00%, 7/01/2022 20,000 20,209
4.65%, 7/01/2026 12,000 12,999
4.50%, 3/01/2028 15,000 16,242
4.75%, 8/15/2028 15,000 16,501
5.30%, 2/01/2030 40,000 43,841
5.45%, 4/01/2044 30,000 35,232
5.30%, 3/01/2048 20,000 23,395
5.50%, 8/15/2048 10,000 11,823
6.50%, 2/01/2050 10,000 11,970
6,182,791
Financial – 10.6%
Acrisure LLC / Acrisure Finance, Inc.
10.13%, 8/01/2026
(a)
20,000 22,255
4.25%, 2/15/2029
(a)
40,000 38,657
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
(a)
25,000 27,772
Aercap Holdings NV, 5.88%, 10/10/2079
(b)
50,000 52,122
AG Issuer LLC, 6.25%, 3/01/2028
(a)
10,000 10,428

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Financial – 10.6% (continued)
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
25,000 24,996
6.75%, 10/15/2027
(a)
45,000 46,554
Ally Financial, Inc., 5.75%, 11/20/2025 47,000 53,316
Armor Holdco, Inc., 8.50%, 11/15/2029
(a)
30,000 30,000
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
(a)
15,000 14,703
Assurant, Inc., 7.00%, 3/27/2048 35,000 40,820
Assuredpartners, Inc.
7.00%, 8/15/2025
(a)
35,000 35,475
5.63%, 1/15/2029
(a)
15,000 14,933
Brightsphere Investment Group, Inc., 4.80%,
7/27/2026 35,000 37,002
Brookfield Property REIT, Inc. / Bpr Cumulus
LLC / Bpr Nimbus LLC / Ggsi Sellco Ll, 4.50%,
4/01/2027
(a)
265,000 258,587
CIT Group, Inc.
5.00%, 8/01/2023 11,000 11,681
4.75%, 2/16/2024 13,000 13,846
3.93%, 6/19/2024 20,000 20,812
5.25%, 3/07/2025 15,000 16,509
6.13%, 3/09/2028 15,000 17,844
CNG Holdings, Inc., 12.50%, 6/15/2024
(a)
10,000 9,532
Coinbase Global, Inc., 3.38%, 10/01/2028
(a)
125,000 120,469
Commerzbank AG, 8.13%, 9/19/2023
(a)
25,000 27,977
Credit Acceptance Corp.
5.13%, 12/31/2024
(a)
23,000 23,557
6.63%, 3/15/2026
(b)
12,000 12,518
Cushman & Wakefield US Borrower LLC, 6.75%,
5/15/2028
(a)
20,000 21,447
Deutsche Bank AG
4.50%, 4/01/2025 50,000 53,603
4.30%, 5/24/2028 80,000 82,918
4.88%, 12/01/2032 30,000 32,614
Enova International, Inc.
8.50%, 9/01/2024
(a)
8,000 8,139
8.50%, 9/15/2025
(a)
12,000 12,356
Finance of America Funding LLC, 7.88%,
11/15/2025
(a)
25,000 24,156
Five Point Operating Co. LP / Five Point Capital
Corp., 7.88%, 11/15/2025
(a)
12,000 12,504
Freedom Mortgage Corp.
8.13%, 11/15/2024
(a)
30,000 30,305
8.25%, 4/15/2025
(a)
42,000 42,526
7.63%, 5/01/2026
(a)
20,000 19,594
FS Energy & Power Fund, 7.50%, 8/15/2023
(a)
12,000 12,505
Genworth Holdings, Inc.
4.90%, 8/15/2023 13,000 13,326
4.80%, 2/15/2024
(b)
10,000 10,223
6.50%, 6/15/2034 80,000 83,194
GEO Group, Inc. (The)
5.13%, 4/01/2023 5,000 4,819
5.88%, 10/15/2024
(b)
70,000 63,252
6.00%, 4/15/2026
(b)
10,000 8,691
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
(a)(c)
64,835 62,922
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Financial – 10.6% (continued)
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP, 3.75%,
12/15/2027
(a)
10,000 9,858
GoEasy Ltd., 5.38%, 12/01/2024
(a)
30,000 30,850
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
(a)
20,000 20,347
GTCR AP Finance, Inc., 8.00%, 5/15/2027
(a)
30,000 31,557
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 4/15/2025
(a)
15,000 15,624
3.38%, 6/15/2026
(a)
15,000 14,957
Home Point Capital, Inc., 5.00%, 2/01/2026
(a)
15,000 13,481
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
26,000 27,330
4.13%, 2/01/2029
(a)
25,000 25,044
4.38%, 2/01/2031
(a)
35,000 34,999
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
4.75%, 9/15/2024 85,000 88,105
6.38%, 12/15/2025 25,000 25,517
5.25%, 5/15/2027 35,000 36,380
Intesa Sanpaolo SpA
5.02%, 6/26/2024
(a)
51,000 54,967
5.71%, 1/15/2026
(a)
35,000 38,864
4.95%, 6/01/2042
(a)
20,000 20,520
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
21,000 21,655
5.25%, 3/15/2028
(a)
20,000 20,854
5.00%, 7/15/2028
(a)
30,000 30,990
4.88%, 9/15/2029
(a)
21,000 21,711
5.25%, 7/15/2030
(a)
35,000 36,585
4.50%, 2/15/2031
(a)
30,000 30,253
5.63%, 7/15/2032
(a)
15,000 16,033
iStar, Inc.
4.25%, 8/01/2025 12,000 12,345
5.50%, 2/15/2026 10,000 10,412
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/2028
(a)
55,000 55,786
Kennedy-Wilson, Inc., 5.00%, 3/01/2031 40,000 40,951
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
5.25%, 10/01/2025
(a)
30,000 30,385
4.25%, 2/01/2027
(a)
30,000 30,137
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
10,000 9,803
6.13%, 4/01/2028
(a)
60,000 54,981
LPL Holdings, Inc., 4.63%, 11/15/2027
(a)
61,000 62,864
MGIC Investment Corp., 5.25%, 8/15/2028 45,000 47,886
MGM Growth Properties Operating Partnership
LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/01/2024 24,000 26,046
4.63%, 6/15/2025
(a)
20,000 21,527
4.50%, 9/01/2026 20,000 21,701
5.75%, 2/01/2027 20,000 22,834
4.50%, 1/15/2028 20,000 21,850
3.88%, 2/15/2029
(a)
20,000 21,182
MPT Operating Partnership LP / MPT Finance
Corp.
5.25%, 8/01/2026 18,000 18,561
5.00%, 10/15/2027 26,000 27,363
3.50%, 3/15/2031 30,000 30,256

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Financial – 10.6% (continued)
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027
(a)
10,000 10,467
5.13%, 12/15/2030
(a)
20,000 20,153
Navient Corp.
5.50%, 1/25/2023 4,000 4,178
7.25%, 9/25/2023 15,000 16,320
6.13%, 3/25/2024 8,000 8,560
5.88%, 10/25/2024 18,000 19,238
6.75%, 6/25/2025 10,000 11,000
5.00%, 3/15/2027 20,000 20,388
5.63%, 8/01/2033 8,000 7,601
New Residential Investment Corp., 6.25%,
10/15/2025
(a)
15,000 15,037
NFP Corp., 6.88%, 8/15/2028
(a)
50,000 50,843
NMI Holdings, Inc., 7.38%, 6/01/2025
(a)
45,000 51,732
OneMain Finance Corp.
5.63%, 3/15/2023 30,000 31,547
8.25%, 10/01/2023 6,000 6,693
6.13%, 3/15/2024 30,000 31,908
6.88%, 3/15/2025 31,000 34,660
8.88%, 6/01/2025 30,000 32,447
7.13%, 3/15/2026 35,000 39,749
6.63%, 1/15/2028 10,000 11,281
5.38%, 11/15/2029 17,000 18,180
4.00%, 9/15/2030 25,000 24,285
Oxford Finance LLC / Oxford Finance Co.-Issuer
II, Inc., 6.38%, 12/15/2022
(a)
10,000 10,047
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co.-Issuer
7.50%, 6/01/2025
(a)
15,000 15,934
5.88%, 10/01/2028
(a)
20,000 20,998
4.88%, 5/15/2029
(a)
40,000 40,607
Pennymac Financial Services, Inc.
5.38%, 10/15/2025
(a)
16,000 16,504
5.75%, 9/15/2031
(a)
30,000 29,523
PHH Mortgage Corp., 7.88%, 3/15/2026
(a)(b)
25,000 25,366
Provident Financing Trust I, 7.41%,
3/15/2038
(b)
20,000 24,622
Provident Funding Associates LP / PFG Finance
Corp., 6.38%, 6/15/2025
(a)
15,000 15,086
Radian Group, Inc.
4.50%, 10/01/2024 10,000 10,605
6.63%, 3/15/2025 85,000 94,927
4.88%, 3/15/2027 25,000 27,279
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.88%, 6/01/2023
(a)
25,000 25,817
7.63%, 6/15/2025
(a)
10,000 10,685
9.38%, 4/01/2027
(a)
20,000 21,876
RHP Hotel Properties LP / RHP Finance Corp.,
4.75%, 10/15/2027 20,000 20,504
RLJ Lodging Trust LP, 4.00%, 9/15/2029
(a)
10,000 9,975
Rocket Mortgage, 5.25%, 1/15/2028
(a)
45,000 48,243
Rocket Mortgage LLC / Rocket Mortgage Co.-
Issuer, Inc., 3.88%, 3/01/2031
(a)
35,000 34,566
SBA Communications Corp.
4.88%, 9/01/2024 20,000 20,250
3.88%, 2/15/2027 40,000 41,233
3.13%, 2/01/2029
(a)
50,000 48,010
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Financial – 10.6% (continued)
Service Properties Trust
4.65%, 3/15/2024 5,000 5,047
4.35%, 10/01/2024 20,000 20,155
5.25%, 2/15/2026 20,000 20,209
4.95%, 2/15/2027 27,000 26,598
3.95%, 1/15/2028 30,000 28,023
4.95%, 10/01/2029 20,000 19,300
4.38%, 2/15/2030 35,000 32,937
SLM Corp., 4.20%, 10/29/2025 15,000 15,862
Starwood Property Trust, Inc., 4.75%,
3/15/2025 18,000 18,916
Stonex Group, Inc., 8.63%, 6/15/2025
(a)
40,000 42,555
Synovus Financial Corp., 5.90%, 2/07/2029 20,000 21,508
Texas Capital Bank NA, 5.25%, 1/31/2026 30,000 32,545
UniCredit SpA
5.86%, 6/19/2032
(a)
25,000 27,580
7.30%, 4/02/2034
(a)
50,000 60,104
5.46%, 6/30/2035
(a)
50,000 54,732
United Wholesale Mortgage LLC, 5.50%,
11/15/2025
(a)
20,000 19,916
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL
Capital LLC
7.13%, 12/15/2024
(a)
15,000 15,380
7.88%, 2/15/2025
(a)
60,000 63,166
6.00%, 1/15/2030
(a)
280,000 276,425
Uniti Group LP / Uniti Group Finance, Inc. / CSL
Capital LLC, 6.50%, 2/15/2029
(a)
60,000 60,702
USI, Inc., 6.88%, 5/01/2025
(a)
30,000 30,421
VICI Properties LP / VICI Note Co., Inc.
3.50%, 2/15/2025
(a)
35,000 35,662
4.25%, 12/01/2026
(a)
55,000 56,999
3.75%, 2/15/2027
(a)
35,000 35,967
4.63%, 12/01/2029
(a)
65,000 69,414
4.13%, 8/15/2030
(a)
30,000 31,491
WeWork Cos., Inc., 7.88%, 5/01/2025
(a)
15,000 15,205
XHR LP, 6.38%, 8/15/2025
(a)
20,000 21,099
5,051,652
Industrial – 9.0%
Advanced Drainage Systems, Inc., 5.00%,
9/30/2027
(a)
10,000 10,411
AECOM, 5.13%, 3/15/2027 23,000 25,375
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
25,000 26,056
4.63%, 5/15/2030
(a)
15,000 15,409
Apex Tool Group LLC / BC Mountain Finance,
Inc., 9.00%, 2/15/2023
(a)(b)
5,000 5,009
ARD Finance SA, 6.50%, 6/30/2027
(a)(c)
20,000 20,948
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC, 4.00%,
9/01/2029
(a)
50,000 49,782
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
(a)
30,000 31,127
4.13%, 8/15/2026
(a)
60,000 61,215
5.25%, 8/15/2027
(a)
30,000 30,004
5.25%, 8/15/2027
(a)
50,000 49,882
Artera Services LLC, 9.03%, 12/04/2025
(a)
25,000 26,910
Ball Corp.
4.00%, 11/15/2023 30,000 31,550
5.25%, 7/01/2025 25,000 27,877

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Industrial – 9.0% (continued)
4.88%, 3/15/2026 23,000 25,228
2.88%, 8/15/2030 50,000 48,040
Berry Global, Inc.
4.50%, 2/15/2026
(a)
15,000 15,238
5.63%, 7/15/2027
(a)
25,000 26,169
Boise Cascade Co., 4.88%, 7/01/2030
(a)
15,000 15,786
Bombardier, Inc.
7.50%, 12/01/2024
(a)
22,000 22,901
7.50%, 3/15/2025
(a)
35,000 35,908
7.13%, 6/15/2026
(a)
30,000 31,491
7.88%, 4/15/2027
(a)(b)
74,000 76,958
Brand Industrial Services, Inc., 8.50%,
7/15/2025
(a)
30,000 30,002
Brightstar Escrow Corp., 9.75%, 10/15/2025
(a)
25,000 26,809
Builders FirstSource, Inc.
6.75%, 6/01/2027
(a)
30,000 31,711
5.00%, 3/01/2030
(a)
15,000 15,912
BWX Technologies, Inc., 4.13%, 6/30/2028
(a)
10,000 10,151
Canpack SA / Canpack US LLC, 3.88%,
11/15/2029
(a)
190,000 189,093
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
(a)
15,000 15,326
Cascades, Inc./Cascades USA, Inc., 5.38%,
1/15/2028
(a)
15,000 15,690
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
21,000 21,941
5.13%, 7/15/2029
(a)
8,000 8,703
Cleaver-Brooks, Inc., 7.88%, 3/01/2023
(a)(b)
15,000 14,805
Colfax Corp., 6.38%, 2/15/2026
(a)
8,000 8,340
Covanta Holding Corp.
6.00%, 1/01/2027 10,000 10,343
5.00%, 9/01/2030 30,000 29,851
CP Atlas Buyer, Inc., 7.00%, 12/01/2028
(a)
15,000 14,511
Crown Americas LLC / Crown Americas Capital
Corp. V, 4.25%, 9/30/2026 10,000 10,663
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 10,000 12,293
Energizer Holdings, Inc.
4.75%, 6/15/2028
(a)
15,000 14,952
4.38%, 3/31/2029
(a)
20,000 19,163
EnerSys
5.00%, 4/30/2023
(a)
23,000 23,816
4.38%, 12/15/2027
(a)
8,000 8,400
EnPro Industries, Inc., 5.75%, 10/15/2026 60,000 62,811
Flex Acquisition Co., Inc., 7.88%, 7/15/2026
(a)
20,000 20,912
Fluor Corp.
3.50%, 12/15/2024
(b)
10,000 10,450
4.25%, 9/15/2028
(b)
35,000 36,439
Fly Leasing Ltd., 7.00%, 10/15/2024
(a)
10,000 9,882
Forterra Finance LLC / Frta Finance Corp.,
6.50%, 7/15/2025
(a)
15,000 15,982
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/2025
(a)
35,000 36,027
9.75%, 8/01/2027
(a)
25,000 28,151
5.50%, 5/01/2028
(a)
30,000 30,086
FXI Holdings, Inc.
7.88%, 11/01/2024
(a)
20,000 20,373
12.25%, 11/15/2026
(a)
40,000 44,514
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Industrial – 9.0% (continued)
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
(a)
29,000 29,992
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
30,000 30,935
3.75%, 8/01/2025
(a)
20,000 20,564
5.13%, 12/15/2026
(a)
20,000 20,943
4.00%, 8/01/2028
(a)
15,000 14,650
3.50%, 9/01/2028
(a)
35,000 34,849
4.38%, 8/15/2029
(a)
30,000 29,756
Graham Packaging Co., Inc., 7.13%, 8/15/2028
(a)
15,000 15,432
Granite US Holdings Corp., 11.00%,
10/01/2027
(a)
10,000 10,956
Graphic Packaging International LLC
4.13%, 8/15/2024 10,000 10,586
4.75%, 7/15/2027
(a)
8,000 8,659
3.50%, 3/15/2028
(a)
31,000 31,239
Great Lakes Dredge & Dock Corp., 5.25%,
6/01/2029
(a)
15,000 15,267
Greif, Inc., 6.50%, 3/01/2027
(a)
45,000 46,900
Griffon Corp., 5.75%, 3/01/2028 30,000 31,370
Harsco Corp., 5.75%, 7/31/2027
(a)
20,000 20,748
Hillenbrand, Inc.
5.75%, 6/15/2025 15,000 15,785
5.00%, 9/15/2026 10,000 11,279
Howmet Aerospace, Inc.
5.13%, 10/01/2024 40,000 44,046
6.88%, 5/01/2025 35,000 40,585
5.90%, 2/01/2027 15,000 17,178
6.75%, 1/15/2028 15,000 18,320
5.95%, 2/01/2037 58,000 69,824
Husky III Holding Ltd., 13.00%, 2/15/2025
(a)(c)
5,000 5,301
Innovate Corp., 8.50%, 2/01/2026
(a)
30,000 29,980
Intelligent Packaging Ltd. Finco, Inc. / Intelligent
Packaging Ltd. Co.-Issuer LLC, 6.00%,
9/15/2028
(a)
20,000 20,593
JELD-WEN, Inc.
6.25%, 5/15/2025
(a)
10,000 10,543
4.88%, 12/15/2027
(a)
21,000 21,776
Koppers, Inc., 6.00%, 2/15/2025
(a)
20,000 20,477
Kratos Defense & Security Solutions, Inc., 6.50%,
11/30/2025
(a)
12,000 12,412
LABL Escrow Issuer LLC, 10.50%, 7/15/2027
(a)
20,000 21,200
LABL, Inc., 6.75%, 7/15/2026
(a)
25,000 25,908
LSB Industries, Inc., 6.25%, 10/15/2028
(a)
60,000 60,631
Manitowoc Co., Inc. (The), 9.00%, 4/01/2026
(a)
6,000 6,388
Masonite International Corp., 5.38%,
2/01/2028
(a)
8,000 8,409
MasTec, Inc., 4.50%, 8/15/2028
(a)
20,000 20,543
Matthews International Corp., 5.25%,
12/01/2025
(a)
23,000 23,637
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024
(a)
73,000 73,075
8.50%, 4/15/2024
(a)
30,000 31,008
7.25%, 4/15/2025
(a)
55,000 53,292
Moog, Inc., 4.25%, 12/15/2027
(a)
17,000 17,515
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023
(a)
20,000 21,070
6.38%, 8/15/2025
(a)
10,000 10,976

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Industrial – 9.0% (continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv
Evergreen Group Issuer LLC/Reynolds GRO,
4.00%, 10/15/2027
(a)
50,000 48,910
Pactiv LLC
7.95%, 12/15/2025 6,000 6,687
8.38%, 4/15/2027 5,000 5,600
Park-Ohio Industries, Inc., 6.63%, 4/15/2027
(b)
10,000 9,504
Patrick Industries, Inc.
7.50%, 10/15/2027
(a)
30,000 32,154
4.75%, 5/01/2029
(a)
50,000 49,746
PGT Innovations, Inc., 4.38%, 10/01/2029
(a)
30,000 29,761
Plastipak Holdings, Inc., 6.25%, 10/15/2025
(a)(b)
10,000 10,181
Rolls-Royce PLC
3.63%, 10/14/2025
(a)
60,000 61,285
5.75%, 10/15/2027
(a)
20,000 22,206
Sealed Air Corp.
5.25%, 4/01/2023
(a)
15,000 15,672
5.13%, 12/01/2024
(a)
10,000 10,777
5.50%, 9/15/2025
(a)
15,000 16,570
4.00%, 12/01/2027
(a)
35,000 36,775
6.88%, 7/15/2033
(a)
13,000 16,670
Sensata Technologies BV
4.88%, 10/15/2023
(a)
15,000 15,910
5.63%, 11/01/2024
(a)
10,000 11,027
5.00%, 10/01/2025
(a)
20,000 21,905
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)
16,000 16,895
3.75%, 2/15/2031
(a)
20,000 19,780
Silgan Holdings, Inc., 4.13%, 2/01/2028 20,000 20,355
Spirit AeroSystems, Inc.
3.95%, 6/15/2023 22,000 22,390
7.50%, 4/15/2025
(a)
50,000 52,793
SSL Robotics LLC, 9.75%, 12/31/2023
(a)
12,000 12,971
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
25,000 25,661
4.75%, 1/15/2028
(a)
10,000 10,323
4.38%, 7/15/2030
(a)
60,000 60,211
3.38%, 1/15/2031
(a)
30,000 27,840
Stericycle, Inc.
5.38%, 7/15/2024
(a)
35,000 36,002
3.88%, 1/15/2029
(a)
15,000 14,748
Stevens Holding Co., Inc., 6.13%, 10/01/2026
(a)
5,000 5,404
Summit Materials LLC / Summit Materials
Finance Corp.
6.50%, 3/15/2027
(a)
25,000 26,231
5.25%, 1/15/2029
(a)
5,000 5,257
Teekay Corp., 9.25%, 11/15/2022
(a)
45,000 46,403
Terex Corp., 5.00%, 5/15/2029
(a)
50,000 51,239
Tervita Corp., 11.00%, 12/01/2025
(a)
21,000 24,105
Titan Acquisition Ltd. / Titan Co.-Borrower LLC,
7.75%, 4/15/2026
(a)
20,000 20,402
TK Elevator US Newco, Inc., 5.25%, 7/15/2027
(a)
50,000 50,964
Topbuild Corp., 3.63%, 3/15/2029
(a)
10,000 10,053
TransDigm, Inc.
8.00%, 12/15/2025
(a)
55,000 58,500
6.25%, 3/15/2026
(a)
95,000 99,231
6.38%, 6/15/2026 65,000 67,250
7.50%, 3/15/2027 30,000 31,513
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Industrial – 9.0% (continued)
5.50%, 11/15/2027 35,000 35,886
4.63%, 1/15/2029 30,000 29,809
4.88%, 5/01/2029 25,000 25,083
Trident TPI Holdings, Inc.
9.25%, 8/01/2024
(a)
5,000 5,240
6.63%, 11/01/2025
(a)
25,000 25,387
Trimas Corp., 4.13%, 4/15/2029
(a)
35,000 35,713
Trinity Industries, Inc., 4.55%, 10/01/2024 15,000 15,903
Triumph Group, Inc.
6.25%, 9/15/2024
(a)
20,000 19,980
7.75%, 8/15/2025
(b)
18,000 18,294
Trivium Packaging Finance BV, 5.50%,
8/15/2026
(a)
20,000 20,808
Tutor Perini Corp., 6.88%, 5/01/2025
(a)(b)
20,000 20,389
Victors Merger Corp., 6.38%, 5/15/2029
(a)
30,000 28,389
Waste Pro USA, Inc., 5.50%, 2/15/2026
(a)
12,000 11,883
Watco Cos. LLC / Watco Finance Corp., 6.50%,
6/15/2027
(a)
10,000 10,649
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
(a)
20,000 20,724
Werner FinCo LP / Werner FinCo, Inc., 8.75%,
7/15/2025
(a)
5,000 5,215
WESCO Distribution, Inc.
7.13%, 6/15/2025
(a)
40,000 42,554
7.25%, 6/15/2028
(a)
35,000 38,641
XPO CNW, Inc., 6.70%, 5/01/2034 10,000 12,572
XPO Logistics, Inc., 6.25%, 5/01/2025
(a)
10,000 10,535
4,313,488
Technology – 3.9%
AMS AG, 7.00%, 7/31/2025
(a)(b)
10,000 10,607
Ascend Learning LLC
6.88%, 8/01/2025
(a)
10,000 10,178
6.88%, 8/01/2025
(a)
10,000 10,177
Austin Bidco, Inc., 7.13%, 12/15/2028
(a)
20,000 20,651
Black Knight Infoserv LLC, 3.63%, 9/01/2028
(a)
30,000 29,886
Blackboard, Inc., 10.38%, 11/15/2024
(a)
18,000 18,985
Booz Allen Hamilton, Inc.
3.88%, 9/01/2028
(a)
20,000 20,294
4.00%, 7/01/2029
(a)
20,000 20,223
Boxer Parent Co., Inc.
7.13%, 10/02/2025
(a)
20,000 21,219
9.13%, 3/01/2026
(a)
20,000 20,941
Camelot Finance SA, 4.50%, 11/01/2026
(a)
15,000 15,552
Castle US Holding Corp., 9.50%, 2/15/2028
(a)
10,000 10,471
CDK Global, Inc.
5.00%, 10/15/2024 25,000 27,722
5.25%, 5/15/2029
(a)
15,000 16,081
Change Healthcare Holdings LLC / Change
Healthcare Finance, Inc., 5.75%, 3/01/2025
(a)
50,000 50,433
Consensus Cloud Solutions, Inc., 6.00%,
10/15/2026
(a)
120,000 122,543
Crowdstrike Holdings, Inc., 3.00%, 2/15/2029 30,000 29,649
Dell, Inc.
6.50%, 4/15/2038 7,000 9,296
5.40%, 9/10/2040 14,000 16,844
Diebold Nixdorf, Inc.
8.50%, 4/15/2024
(b)
10,000 10,016
9.38%, 7/15/2025
(a)
10,000 10,768

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Technology – 3.9% (continued)
Dun & Bradstreet Corp. (The)
6.88%, 8/15/2026
(a)
12,000 12,535
10.25%, 2/15/2027
(a)
10,000 10,728
Entegris, Inc., 4.38%, 4/15/2028
(a)
10,000 10,378
Exela Intermediate LLC / Exela Finance, Inc.,
10.00%, 7/15/2023
(a)
45,000 37,685
Granite Merger Sub 2, Inc., 11.00%,
7/15/2027
(a)
10,000 11,400
KBR, Inc., 4.75%, 9/30/2028
(a)
30,000 30,645
Microchip Technology, Inc., 4.25%, 9/01/2025 50,000 51,989
MSCI, Inc.
4.00%, 11/15/2029
(a)
25,000 26,130
3.63%, 9/01/2030
(a)
12,000 12,274
3.88%, 2/15/2031
(a)
40,000 41,306
3.25%, 8/15/2033
(a)
25,000 25,095
NCR Corp.
5.00%, 10/01/2028
(a)
20,000 20,367
6.13%, 9/01/2029
(a)
11,000 11,824
5.25%, 10/01/2030
(a)
25,000 25,800
Nuance Communications, Inc., 5.63%,
12/15/2026 30,000 30,977
Open Text Corp.
5.88%, 6/01/2026
(a)
45,000 46,529
3.88%, 2/15/2028
(a)
40,000 40,315
Open Text Holdings, Inc., 4.13%, 2/15/2030
(a)
65,000 66,103
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
15,000 15,310
8.25%, 2/01/2028
(a)
15,000 15,973
PTC, Inc.
3.63%, 2/15/2025
(a)
30,000 30,506
4.00%, 2/15/2028
(a)
22,000 22,347
Rackspace Technology Global, Inc.
3.50%, 2/15/2028
(a)
15,000 14,293
5.38%, 12/01/2028
(a)
15,000 14,498
Roblox Corp., 3.88%, 5/01/2030
(a)
65,000 64,872
Rocket Software, Inc., 6.50%, 2/15/2029
(a)(b)
20,000 19,277
Seagate HDD Cayman
4.75%, 6/01/2023 20,000 20,932
4.88%, 3/01/2024 50,000 53,344
4.75%, 1/01/2025 20,000 21,608
4.88%, 6/01/2027 30,000 33,095
4.09%, 6/01/2029 65,000 67,206
3.13%, 7/15/2029
(a)
15,000 14,378
4.13%, 1/15/2031 74,000 75,166
3.38%, 7/15/2031
(a)
10,000 9,585
SS&C Technologies, Inc., 5.50%, 9/30/2027
(a)
85,000 89,536
Unisys Corp., 6.88%, 11/01/2027
(a)
20,000 21,801
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%,
9/01/2025
(a)
55,000 57,008
Western Digital Corp., 4.75%, 2/15/2026 55,000 60,426
Xerox Corp.
4.38%, 3/15/2023 21,000 21,685
3.80%, 5/15/2024
(b)
8,000 8,327
4.80%, 3/01/2035 8,000 7,924
6.75%, 12/15/2039 26,000 28,329
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)
20,000 20,762
5.50%, 8/15/2028
(a)(b)
40,000 40,483
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Technology – 3.9% (continued)
Ziff Davis, Inc., 4.63%, 10/15/2030
(a)
22,000 23,045
1,886,332
Utilities – 2.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/2024 7,000 7,570
5.50%, 5/20/2025 20,000 21,710
Calpine Corp.
5.25%, 6/01/2026
(a)
39,000 40,119
4.50%, 2/15/2028
(a)
36,000 36,459
5.13%, 3/15/2028
(a)
50,000 49,875
4.63%, 2/01/2029
(a)
30,000 29,169
5.00%, 2/01/2031
(a)
45,000 44,088
3.75%, 3/01/2031
(a)
30,000 28,790
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
40,000 42,295
3.75%, 2/15/2031
(a)
20,000 19,961
DPL, Inc.
4.13%, 7/01/2025 25,000 26,490
4.35%, 4/15/2029 27,000 29,231
FirstEnergy Corp.
Series A, 3.35%, 7/15/2022 20,000 20,226
Series B, 4.75%, 3/15/2023 30,000 31,101
2.05%, 3/01/2025 25,000 25,162
Series A, 1.60%, 1/15/2026 10,000 9,888
Series B, 4.40%, 7/15/2027 53,000 57,493
2.65%, 3/01/2030 25,000 24,726
Series B, 2.25%, 9/01/2030 30,000 28,874
Series C, 7.38%, 11/15/2031 45,000 61,086
Series C, 5.35%, 7/15/2047 35,000 42,328
Series C, 3.40%, 3/01/2050 35,000 34,688
FirstEnergy Transmission LLC
4.35%, 1/15/2025
(a)
30,000 32,494
5.45%, 7/15/2044
(a)
25,000 31,578
4.55%, 4/01/2049
(a)
20,000 23,317
NextEra Energy Operating Partners LP
4.25%, 7/15/2024
(a)
30,000 31,741
3.88%, 10/15/2026
(a)
12,000 12,774
4.50%, 9/15/2027
(a)
10,000 10,711
NRG Energy, Inc.
6.63%, 1/15/2027 9,000 9,354
5.75%, 1/15/2028 50,000 53,024
3.38%, 2/15/2029
(a)
10,000 9,778
5.25%, 6/15/2029
(a)
15,000 15,953
3.63%, 2/15/2031
(a)
20,000 19,479
Pattern Energy Operations LP / Pattern Energy
Operations, Inc., 4.50%, 8/15/2028
(a)
15,000 15,513
PG&E Corp., 5.25%, 7/01/2030 45,000 47,029
Pike Corp., 5.50%, 9/01/2028
(a)
15,000 15,262
Rockpoint Gas Storage Canada Ltd., 7.00%,
3/31/2023
(a)
10,000 10,037
Solaris Midstream Holdings LLC, 7.63%,
4/01/2026
(a)
20,000 21,100
Talen Energy Supply LLC
7.25%, 5/15/2027
(a)
30,000 28,732
6.63%, 1/15/2028
(a)
15,000 14,185
7.63%, 6/01/2028
(a)
25,000 23,892
TerraForm Global Operating LLC, 6.13%,
3/01/2026
(a)
20,000 20,497

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities were valued at $29,985,739 or 62.74% of net assets.
(b)
Security, or portion thereof, on loan. At October 31, 2021, the value of the fund’s securities on loan was $2,109,985 and the value of the collateral was $2,191,007, consisting of cash collateral of
$1,347,194 and U.S. Government & Agency securities valued at $843,813. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at October 31, 2021 was $1,701, which represented
0.00% of the Fund’s Net Assets.
(e)
Perpetual bond with no specified maturity date.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended October 31, 2021 are as follows:
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.7% (continued)
Utilities – 2.8% (continued)
TransAlta Corp.
4.50%, 11/15/2022 10,000 10,194
6.50%, 3/15/2040 5,000 5,888
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
28,000 28,825
5.63%, 2/15/2027
(a)
36,000 37,096
5.00%, 7/31/2027
(a)
35,000 35,837
4.38%, 5/01/2029
(a)
50,000 49,366
1,324,985
Total Corporate Bonds (cost $45,263,557) 46,711,430
Shares
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $81,310) 81,310 81,310
Investment of Cash Collateral for Securities Loaned – 2.8%
Registered Investment Companies – 2.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $1,347,194) 1,347,194 1,347,194
Total Investments (cost $46,692,061) 100.7% 48,139,934
Liabilities, Less Cash and Receivables (0.7)% (346,525)
Net Assets 100.0% 47,793,409
REIT—Real Estate Investment Trust
Description
Value
10/31/20 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
10/31/21 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 707,896 12,701,420 (13,328,006) — — 81,310 0.2 94
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 1,613,009 8,478,996 (8,744,811) — — 1,347,194 2.8 11,728
2
Total 2,320,905 21,180,416 (22,072,817) — — 1,428,504 3.0 11,822
1
Includes reinvested dividends/distributions.

STATEMENT OF INVESTMENTS
(continued)
(g)
The rate shown is the 1-day yield as of October 31, 2021.
See Notes to Financial Statements
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Consumer, Cyclical 20.8
Consumer, Non-cyclical 17.3
Communications 16.3
Energy 12.9
Financial 10.6
Industrial 9.0
Basic Materials 4.1
Technology 3.9
Registered Investment Companies 3.0
Utilities 2.8
Diversified 0.0
100.7
†
Based on net assets.
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
(2)
CDX North American High Yield Swap 12/20/2026 2,750,000 261,814 258,736 3,078
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2021
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 390,846,959 112,525,845 180,405,005
Affiliated issuers 442,022 1,137,776 5,072,488
Cash — 4,400 2,280
Collateral with brokers for initial margin—Note 4 28,000 32,000 12,000
Dividends receivable 305,701 41,390 35,920
Tax reclaim receivable—Note 2(b) 2,078 105 444
Receivable for futures variation margin—Note 4 950 150 10
Securities lending income receivable 671 600 5,789
391,626,381 113,742,266 185,533,936
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 36 3,746 5,577
Liability for securities on loan—Note 2(c) 140,106 897,130 4,718,610
140,142 900,876 4,724,187
Net Assets ($) 391,486,239 112,841,390 180,809,749
Composition of Net Assets ($):
Paid-in capital 326,207,952 86,857,572 166,300,873
Total distributable earnings (loss) 65,278,287 25,983,818 14,508,876
Net Assets ($) 391,486,239 112,841,390 180,809,749
Shares outstanding no par value (unlimited shares authorized): 4,500,000 1,200,000 1,850,000
Net asset value per share 87.00 94.03 97.73
Market price per share 87.03 94.11 97.86
†
Investments at cost ($)
Unaffiliated issuers 323,739,166 85,693,394 162,899,719
Affiliated issuers 442,022 1,137,776 5,072,488
††
Value of securities on loan ($) 5,663,907 5,928,369 13,042,448

STATEMENTS OF ASSETS AND LIABILITIES
(continued)
See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on loan)
††
—Note 2(c): – –
Unaffiliated issuers 99,923,804 38,485,897
Affiliated issuers 267,273 165,364
Cash 2,313 —
Cash denominated in foreign currency
†††
79,451 90,721
Collateral with brokers for initial margin—Note 4 30,000 9,000
Dividends receivable 151,498 7,622
Tax reclaim receivable—Note 2(b) 75,142 313
Receivable for investment securities sold 74,363 13,742
Receivable for shares of Beneficial Interest subscribed 73,918 —
Securities lending income receivable 5 14
Interest receivable — 6
Receivable for futures variation margin—Note 4 — 1,661
100,677,767 38,774,340
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 2,241 3,600
Liability for securities on loan—Note 2(c) 145,698 151,079
Payable for investment securities purchased 119,307 42,048
Payable for futures variation margin—Note 4 1,390 —
Payable for foreign capital gains tax—Note 2(b) — 166,474
268,636 363,201
Net Assets ($) 100,409,131 38,411,139
Composition of Net Assets ($):
Paid-in capital 86,948,643 30,277,989
Total distributable earnings (loss) 13,460,488 8,133,150
Net Assets ($) 100,409,131 38,411,139
Shares outstanding no par value (unlimited shares authorized): 1,350,000 550,000
Net asset value per share 74.38 69.84
Market price per share 74.86 69.90
†
Investments at cost ($)
Unaffiliated issuers 85,815,880 29,657,240
Affiliated issuers 267,273 165,364
††
Value of securities on loan ($) 61,900 164,053
†††
Cash denominated in foreign currency (cost) ($) 79,393 90,691

See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 192,710,075 42,888,945 46,711,430
Affiliated issuers 12,518,355 807,046 1,428,504
Cash — — 137,595
Collateral with brokers for swap agreements — — 238,506
Receivable for investment securities sold—TBA 2,030,025 — —
Receivable for investment securities sold 2,022,599 — 341,004
Interest receivable 958,295 310,066 663,810
Securities lending income receivable 505 26 1,269
Dividends receivable 80 3 6
210,239,934 44,006,086 49,522,124
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 1,590 2,124 8,927
TBA sale commitments at value—Note 4
†††
265,122 — —
Liability for securities on loan—Note 2(c) 3,594,325 164,650 1,347,194
Payable for investment securities purchased—TBA 10,380,862 — —
Payable for investment securities purchased 1,248,924 542,432 365,232
Payable for swaps variation margin—Note 4 — — 7,362
15,490,823 709,206 1,728,715
Net Assets ($) 194,749,111 43,296,880 47,793,409
Composition of Net Assets ($):
Paid-in capital 196,651,156 43,032,816 45,336,193
Total distributable earnings (loss) (1,902,045) 264,064 2,457,216
Net Assets ($) 194,749,111 43,296,880 47,793,409
Shares outstanding no par value (unlimited shares authorized): 3,950,000 850,000 850,000
Net asset value per share 49.30 50.94 56.23
Market price per share 49.33 50.96 56.24
†
Investments at cost ($)
Unaffiliated issuers 194,116,723 42,865,987 45,263,557
Affiliated issuers 12,518,355 807,046 1,428,504
††
Value of securities on loan ($) 10,348,159 234,806 2,109,985
†††
TBA sale commitments proceeds ($) 265,632 — —

STATEMENTS OF OPERATIONS
October 31, 2021
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
3,535,201 1,161,549 1,482,643
Affiliated issuers 24 17 20
Interest 1 1 2
Income from securities lending—Note 2(c) 7,745 9,402 37,784
Total Income 3,542,971 1,170,969 1,520,449
Expenses:
Management fees—Note 3(a) — 36,562 44,058
Total Expenses — 36,562 44,058
Investment Income—Net 3,542,971 1,134,407 1,476,391
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (1,902,388) (764,785) (2,965,870)
Net realized gain (loss) on in-kind redemptions 13,813,490 6,863,540 16,944,632
Net realized gain (loss) on futures 37,793 6,008 15,550
Net realized gain (loss) 11,948,895 6,104,763 13,994,312
Net change in unrealized appreciation (depreciation) on investments 61,766,509 19,138,264 8,916,068
Net change in unrealized appreciation (depreciation) on futures 18,426 11,952 1,515
Net change in unrealized appreciation (depreciation) 61,784,935 19,150,216 8,917,583
Net Realized and Unrealized Gain (Loss) on Investments 73,733,830 25,254,979 22,911,895
Net Increase (Decrease) in Net Assets Resulting from Operations 77,276,801 26,389,386 24,388,286
†
Net of foreign taxes withheld at source ($) 714 – 734

See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
1,311,230 852,925
Affiliated issuers 10 23
Interest 20 31
Income from securities lending—Note 2(c) 65 957
Total Income 1,311,325 853,936
Expenses:
Management fees—Note 3(a) 20,081 44,459
Total Expenses 20,081 44,459
Less—reduction in fees due pursuant to undertaking—Note 3(a) — (76)
Net Expenses 20,081 44,383
Investment Income—Net 1,291,244 809,553
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (407,600) (313,645)
Net realized gain (loss) on in-kind redemptions 441,870 2,337,456
Net realized gain (loss) on futures 25,344 (25,016)
Net realized gain (loss) 59,614 1,998,795
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 10,840,748 2,167,326
Net change in unrealized appreciation (depreciation) on futures 19,440 2,087
Net change in unrealized appreciation (depreciation) 10,860,188 2,169,413
Net Realized and Unrealized Gain (Loss) on Investments 10,919,802 4,168,208
Net Increase (Decrease) in Net Assets Resulting from Operations 12,211,046 4,977,761
†
Net of foreign taxes withheld at source ($) 135,495 121,292

STATEMENTS OF OPERATIONS
(continued)
See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 720 27 94
Interest 1,082,048 488,290 2,376,557
Income from securities lending—Note 2(c) 3,713 503 11,728
Total Income 1,086,481 488,820 2,388,379
Expenses:
Management fees—Note 3(a) — 20,522 101,012
Total Expenses — 20,522 101,012
Investment Income—Net 1,086,481 468,298 2,287,367
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (198,233) 198,278 947,182
Net realized gain (loss) on in-kind redemptions (76,550) — 2,013,545
Net realized gain (loss) on swap agreements — — 126,873
Net realized gain (loss) (274,783) 198,278 3,087,600
Net change in unrealized appreciation (depreciation) on investments (1,354,620) (581,431) (448,884)
Net change in unrealized appreciation (depreciation) on swap agreements — — 19,814
Net change in unrealized appreciation (depreciation) (1,354,620) (581,431) (429,070)
Net Realized and Unrealized Gain (Loss) on Investments (1,629,403) (383,153) 2,658,530
Net Increase (Decrease) in Net Assets Resulting from Operations (542,922) 85,145 4,945,897

STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF BNY Mellon US Mid Cap Core Equity ETF
Year Ended
October 31, 2021
For the Period
April 9, 2020
(a)
to
October 31, 2020
Year Ended
October 31, 2021
For the Period
April 9, 2020
(a)
to
October 31, 2020
Operations ($):
Investment income—net 3,542,971 489,872 1,134,407 274,647
Net realized gain (loss) on investments 11,948,895 (191,270) 6,104,763 568,627
Net change in unrealized appreciation (depreciation) on investments 61,784,935 5,341,284 19,150,216 7,694,187
Net Increase (Decrease) in Net Assets Resulting from
Operations 77,276,801 5,639,886 26,389,386 8,537,461
Distributions ($):
Distributions to shareholders (3,307,327) (386,114) (1,097,103) (255,842)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser,
LLC—Note 3(a) 120 – – –
Beneficial Interest Transactions ($):
Proceeds from shares sold 269,191,424 90,618,689 68,930,826 34,179,337
Cost of shares redeemed (44,719,840) (2,927,400) (20,777,288) (3,065,387)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 224,471,584 87,691,289 48,153,538 31,113,950
Total Increase (Decrease) in Net Assets 298,441,178 92,945,061 73,445,821 39,395,569
Net Assets ($):
Beginning of Period 93,045,061 100,000 39,395,569 —
End of Period 391,486,239 93,045,061 112,841,390 39,395,569
Changes in Shares Outstanding:
Initial shares — 2,000 — —
Shares sold 3,600,000 1,550,000 850,000 650,020
Shares redeemed (602,000) (50,000) (250,020) (50,000)
Net Increase (Decrease) in Shares Outstanding 2,998,000 1,502,000 599,980 600,020
(a)
Commencement of operations.

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF BNY Mellon International Equity ETF
Year Ended
October 31, 2021
For the Period
April 9, 2020
(a)
to
October 31, 2020
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Operations ($):
Investment income—net 1,476,391 291,710 1,291,244 415,949
Net realized gain (loss) on investments 13,994,312 1,496,139 59,614 (86,219)
Net change in unrealized appreciation (depreciation) on investments 8,917,583 8,589,218 10,860,188 3,252,631
Net Increase (Decrease) in Net Assets Resulting from
Operations 24,388,286 10,377,067 12,211,046 3,582,361
Distributions ($):
Distributions to shareholders (1,262,690) (277,635) (1,387,854) (384,266)
Beneficial Interest Transactions ($):
Proceeds from shares sold 168,747,266 36,466,319 62,105,390 30,487,825
Cost of shares redeemed (51,365,306) (6,263,558) (3,353,413) (2,851,958)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 117,381,960 30,202,761 58,751,977 27,635,867
Total Increase (Decrease) in Net Assets 140,507,556 40,302,193 69,575,169 30,833,962
Net Assets ($):
Beginning of Period 40,302,193 — 30,833,962 —
End of Period 180,809,749 40,302,193 100,409,131 30,833,962
Changes in Shares Outstanding:
Shares sold 1,800,000 700,020 850,000 600,020
Shares redeemed (550,020) (100,000) (50,020) (50,000)
Net Increase (Decrease) in Shares Outstanding 1,249,980 600,020 799,980 550,020
(a)
Commencement of operations.

See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF BNY Mellon Core Bond ETF
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Operations ($):
Investment income—net 809,553 438,617 1,086,481 195,469
Net realized gain (loss) on investments 1,998,795 231,047 (274,783) 4,042
Net change in unrealized appreciation (depreciation) on investments 2,169,413 6,480,321 (1,354,620) (51,518)
Net Increase (Decrease) in Net Assets Resulting from
Operations 4,977,761 7,149,985 (542,922) 147,993
Distributions ($):
Distributions to shareholders (972,152) (418,648) (1,359,087) (229,445)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser,
LLC—Note 3(a) – – 3,938 –
Beneficial Interest Transactions ($):
Proceeds from shares sold 11,443,423 30,459,085 166,102,974 45,329,228
Cost of shares redeemed (11,388,636) (2,839,679) (14,703,568) —
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 54,787 27,619,406 151,399,406 45,329,228
Total Increase (Decrease) in Net Assets 4,060,396 34,350,743 149,501,335 45,247,776
Net Assets ($):
Beginning of Period 34,350,743 — 45,247,776 —
End of Period 38,411,139 34,350,743 194,749,111 45,247,776
Changes in Shares Outstanding:
Shares sold 150,000 600,020 3,350,000 900,020
Shares redeemed (150,020) (50,000) (300,020) —
Net Increase (Decrease) in Shares Outstanding (20) 550,020 3,049,980 900,020
(a)
Commencement of operations.

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon Short Duration Corporate
Bond ETF BNY Mellon High Yield Beta ETF
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Operations ($):
Investment income—net 468,298 242,213 2,287,367 1,394,661
Net realized gain (loss) on investments 198,278 111,233 3,087,600 273,256
Net change in unrealized appreciation (depreciation) on investments (581,431) 604,389 (429,070) 1,880,021
Net Increase (Decrease) in Net Assets Resulting from
Operations 85,145 957,835 4,945,897 3,547,938
Distributions ($):
Distributions to shareholders (575,018) (203,898) (2,670,999) (1,142,444)
Beneficial Interest Transactions ($):
Proceeds from shares sold 15,408,150 27,625,690 25,188,091 51,656,440
Cost of shares redeemed (1,024) — (33,731,514) —
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 15,407,126 27,625,690 (8,543,423) 51,656,440
Total Increase (Decrease) in Net Assets 14,917,253 28,379,627 (6,268,525) 54,061,934
Net Assets ($):
Beginning of Period 28,379,627 — 54,061,934 —
End of Period 43,296,880 28,379,627 47,793,409 54,061,934
Changes in Shares Outstanding:
Shares sold 300,000 550,020 450,000 1,000,020
Shares redeemed (20) — (600,020) —
Net Increase (Decrease) in Shares Outstanding 299,980 550,020 (150,020) 1,000,020
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for the fiscal periods indicated and these figures have been derived from the funds’ financial statements.
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF
Year Ended
October 31, 2021
For the Period
April 9, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 61.95 50.00
Investment Operations:
Investment income—net
(b)
1.06 0.56
Net realized and unrealized gain (loss) on investments 24.90 11.81
Total from Investment Operations 25.96 12.37
Distributions:
Dividends from investment income—net (0.91) (0.42)
Net asset value, end of period 87.00 61.95
Market price, end of period
(c)
87.03 61.82
Net Asset Value Total Return (%)
(d)
42.08 24.76
Market Price Total Return (%)
(d)
42.42 24.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(e)
–
(f)
Ratio of net investment income to average net assets 1.35
(e)
1.63
(f)
Portfolio Turnover Rate
(g)
10.53 10.62
Net Assets, end of period ($ x 1,000) 391,486 93,045
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Mid Cap Core Equity ETF
Year Ended
October 31, 2021
For the Period
April 9, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 65.66 50.00
Investment Operations:
Investment income—net
(b)
1.07 0.50
Net realized and unrealized gain (loss) on investments 28.28 15.63
Total from Investment Operations 29.35 16.13
Distributions:
Dividends from investment income—net (0.98) (0.47)
Net asset value, end of period 94.03 65.66
Market price, end of period
(c)
94.11 65.55
Net Asset Value Total Return (%)
(d)
44.87 32.27
Market Price Total Return (%)
(d)
45.23 32.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(e)
0.04
(f)
Ratio of net investment income to average net assets 1.24
(e)
1.43
(f)
Portfolio Turnover Rate
(g)
32.65 21.26
Net Assets, end of period ($ x 1,000) 112,841 39,396
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF
Year Ended
October 31, 2021
For the Period
April 9, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 67 .17 50 .00
Investment Operations:
Investment income—net
(b)
1 .25 0 .49
Net realized and unrealized gain (loss) on investments 30 .31 17 .14
Total from Investment Operations 31 .56 17 .63
Distributions:
Dividends from investment income—net ( 1 .00 ) ( 0 .46 )
Net asset value, end of period 97 .73 67 .17
Market price, end of period
(c)
97 .86 67 .03
Net Asset Value Total Return (%)
(d)
47 .08 35 .30
Market Price Total Return (%)
(d)
47 .59 35 .03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .04
(e)
0 .04
(f)
Ratio of net investment income to average net assets 1 .34
(e)
1 .37
(f)
Portfolio Turnover Rate
(g)
50 .09 32 .54
Net Assets, end of period ($ x 1,000) 180,810 40,302
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon International Equity ETF
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 56 .06 50 .00
Investment Operations:
Investment income—net
(b)
1 .82 0 .76
Net realized and unrealized gain (loss) on investments 18 .31 6 .00
Total from Investment Operations 20 .13 6 .76
Distributions:
Dividends from investment income—net ( 1 .81 ) ( 0 .70 )
Net asset value, end of period 74 .38 56 .06
Market price, end of period
(c)
74 .86 56 .66
Net Asset Value Total Return (%)
(d)
36 .10 13 .49
Market Price Total Return (%)
(d)
35 .52 14 .69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .04
(e)
0 .04
(f)
Ratio of net investment income to average net assets 2 .57
(e)
2 .55
(f)
Portfolio Turnover Rate
(g)
13 .49 12 .82
Net Assets, end of period ($ x 1,000) 100,409 30,834
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 62 .45 50 .00
Investment Operations:
Investment income—net
(b)
1 .47 0 .81
Net realized and unrealized gain (loss) on investments 7 .69 12 .40
Total from Investment Operations 9 .16 13 .21
Distributions:
Dividends from investment income—net ( 1 .77 ) ( 0 .76 )
Net asset value, end of period 69 .84 62 .45
Market price, end of period
(c)
69 .90 62 .92
Net Asset Value Total Return (%)
(d)
14 .61 26 .52
Market Price Total Return (%)
(d)
13 .83 27 .44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .11
(e)
0 .11
(f)
Ratio of net expenses to average net assets 0 .11
(e)
0 .11
(f)
Ratio of net investment income to average net assets 2 .00
(e)
2 .63
(f)
Portfolio Turnover Rate
(g)
17 .42 12 .84
Net Assets, end of period ($ x 1,000) 38,411 34,351
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon Core Bond ETF
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 50.27 50.00
Investment Operations:
Investment income—net
(b)
0.55 0.32
Net realized and unrealized gain (loss) on investments (0.75) 0.33
Total from Investment Operations (0.20) 0.65
Distributions:
Dividends from investment income—net (0.77) (0.38)
Net asset value, end of period 49.30 50.27
Market price, end of period
(c)
49.33 50.29
Net Asset Value Total Return (%)
(d)
(0.41) 1.30
Market Price Total Return (%)
(d)
(0.38) 1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(e)
–
(f)
Ratio of net investment income to average net assets 1.12
(e)
1.20
(f)
Portfolio Turnover Rate
(g)
105.97 27.32
Net Assets, end of period ($ x 1,000) 194,745 45,248
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Short Duration Corporate Bond ETF
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 51 .60 50 .00
Investment Operations:
Investment income—net
(b)
0 .70 0 .44
Net realized and unrealized gain (loss) on investments ( 0 .44 ) 1 .53
Total from Investment Operations 0 .26 1 .97
Distributions:
Dividends from investment income—net ( 0 .72 ) ( 0 .37 )
Dividends from net realized gain on investments ( 0 .20 ) —
Total Distributions ( 0 .92 ) ( 0 .37 )
Net asset value, end of period 50 .94 51 .60
Market price, end of period
(c)
50 .96 51 .65
Net Asset Value Total Return (%)
(d)
0 .49 3 .94
Market Price Total Return (%)
(d)
0 .44 4 .05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .06
(e)
0 .06
(f)
Ratio of net investment income to average net assets 1 .37
(e)
1 .65
(f)
Portfolio Turnover Rate
(g)
41 .25 24 .94
Net Assets, end of period ($ x 1,000) 43,297 28,380
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon High Yield Beta ETF
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 54 .06 50 .00
Investment Operations:
Investment income—net
(b)
2 .80 1 .70
Net realized and unrealized gain (loss) on investments 2 .66 3 .74
Total from Investment Operations 5 .46 5 .44
Distributions:
Dividends from investment income—net ( 2 .87 ) ( 1 .38 )
Dividends from net realized gain on investments ( 0 .42 ) —
Total Distributions ( 3 .29 ) ( 1 .38 )
Net asset value, end of period 56 .23 54 .06
Market price, end of period
(c)
56 .24 54 .08
Net Asset Value Total Return (%)
(d)
10 .27 10 .94
Market Price Total Return (%)
(d)
10 .25 10 .98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0 .22
(e)
0 .22
(f)
Ratio of net investment income to average net assets 4 .98
(e)
6 .06
(f)
Portfolio Turnover Rate
(g)
61 .03 39 .43
Net Assets, end of period ($ x 1,000) 47,793 54,062
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon ETF Trust (the “Trust”) is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management
investment company. The Trust operates as a series company
currently consisting of nine series, including the following diversified funds: BNY Mellon US Large Cap Core Equity ETF,
BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Core Bond ETF, BNY Mellon Short Duration Corporate Bond
ETF and BNY Mellon High Yield Beta ETF (each, a “fund”
and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon ETF Investment
Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”),
serves as each fund’s investment adviser. The Bank of New
York Mellon, a subsidiary of BNY Mellon and an affiliate of
the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation ("Mellon”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the
Adviser, serves as each fund’s sub-investment adviser, except for BNY Mellon High Yield Beta ETF. BNY Mellon Securities
Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares.
†
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
††
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
The shares of the funds are referred to herein as “Shares” or
“fund’s Shares.” Each fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ
to some degree from a fund’s net asset value (“NAV”). Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the funds. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other
national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
Prior to September 1, 2021, Mellon served as BNY Mellon High
Yield Beta ETF's sub-investment adviser. Effective September
1, 2021 (the “Effective Date”), Insight North America LLC
(“INA”), a wholly-owned subsidiary of BNY Mellon and an
affiliate of the Adviser, serves as BNY Mellon High Yield Beta
ETF's sub-investment adviser. As the fund's sub-investment
adviser, INA provides the day-to-day management of the fund's investments, subject to the Adviser's supervision and approval.
As was the case under the sub-investment advisory agreement
between the Adviser and Mellon, the Adviser (and not the fund)
pays INA for its sub-investment advisory services. The rate of sub-investment advisory fee payable by the Adviser to INA is the same as was paid by the Adviser to Mellon pursuant to
the respective sub-investment advisory agreements. As of the
Effective Date, portfolio managers responsible for managing
BNY Mellon High Yield Beta ETF's investments as employees of
Mellon became employees of INA and are no longer employees
of Mellon.
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by
nongovernmental entities. Rules and interpretive releases of the
Securities and Exchange Commission (“SEC”) under authority
of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946
Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may
require the use of management estimates and assumptions.
Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund’s operations; expenses which are applicable to all funds are allocated among them on a pro rata
 Fund Name Underlying Index
BNY Mellon US Large Cap Core Equity ETF Morningstar® US Large Cap Index
SM †
BNY Mellon US Mid Cap Core Equity ETF Morningstar® US Mid Cap Index
SM †
BNY Mellon US Small Cap Core Equity ETF Morningstar® US Small Cap Index
SM †
BNY Mellon International Equity ETF Morningstar® Developed Markets ex-US Large Cap Index
SM †
BNY Mellon Emerging Markets Equity ETF Morningstar® Emerging Markets Large Cap Index
SM †
BNY Mellon Core Bond ETF Bloomberg US Aggregate Total Return Index
††
BNY Mellon Short Duration Corporate Bond ETF Bloomberg US Corporate 1-5 Years Total Return Index
††
BNY Mellon High Yield Beta ETF Bloomberg US Corporate High Yield Total Return Index
††

NOTES TO FINANCIAL STATEMENTS
(continued)
basis.
The Trust enters into contracts that contain a variety of
indemnifications. The funds’ maximum exposure under
these arrangements is unknown. The funds do not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Trust's Board of Trustees (the “Board”).
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include
consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by
the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of October 31,
2021 in valuing each fund’s investments:

Fair Value Measurements
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon US Large Cap Core Equity
ETF
Common Stocks 390,846,959 — — — — — 390,846,959
Investment Companies 301,916 — — — — — 301,916
Investment of Cash Collateral for
Securities Loaned 140,106 — — — — — 140,106
Other Financial Instruments:
Futures
††
18,426 — — — — — 18,426
BNY Mellon US Mid Cap Core Equity
ETF
Common Stocks 112,525,845 — — — — — 112,525,845
Investment Companies 240,646 — — — — — 240,646
Investment of Cash Collateral for
Securities Loaned 897,130 — — — — — 897,130
Other Financial Instruments:
Futures
††
11,952 — — — — — 11,952
BNY Mellon US Small Cap Core Equity
ETF
Common Stocks 180,405,005 — — — — — 180,405,005
Investment Companies 353,878 — — — — — 353,878
Investment of Cash Collateral for
Securities Loaned 4,718,610 — — — — — 4,718,610
Other Financial Instruments:
Futures
††
1,515 — — — — — 1,515
BNY Mellon International Equity ETF
Common Stocks 99,131,065 — 208,026 — — — 99,339,091
Preferred Stocks 584,294 — — — — — 584,294
Rights — — 419 — — — 419
Investment Companies 121,575 — — — — — 121,575
Investment of Cash Collateral for
Securities Loaned 145,698 — — — — — 145,698
Other Financial Instruments:
Futures
††
6,936 — — — — — 6,936
BNY Mellon Emerging Markets Equity
ETF
Common Stocks 37,559,578 — 54,561 — — — 37,614,139
Corporate Bonds — — 261 — — — 261
Preferred Stocks 871,497 — — — — — 871,497
Investment Companies 14,285 — — — — — 14,285
Investment of Cash Collateral for
Securities Loaned 151,079 — — — — — 151,079
Other Financial Instruments:
Futures
††
793 — — — — — 793
BNY Mellon Core Bond ETF
Asset-Backed Securities — — 453,899 — — — 453,899
Commercial Mortgage-Backed
Securities — — 2,111,225 — — — 2,111,225
Corporate Bonds — — 51,277,008 — — — 51,277,008
Foreign Governmental — — 3,821,757 — — — 3,821,757
Municipal Securities — — 727,029 — — — 727,029
Supranational Bank — — 2,620,229 — — — 2,620,229
U.S. Government Agencies — — 57,851,553 — — — 57,851,553
U.S. Treasury Government
Securities — — 73,847,375 — — — 73,847,375
Investment Companies 8,924,030 — — — — — 8,924,030
Investment of Cash Collateral for
Securities Loaned 3,594,325 — — — — — 3,594,325
TBA Sale Commitments — — — (265,122) — — (265,122)

NOTES TO FINANCIAL STATEMENTS
(continued)
(b) Foreign currency transactions: BNY Mellon International
Equity ETF and BNY Mellon Emerging Markets Equity ETF
do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from
the fluctuations arising from changes in the market prices
of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on
securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and
the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: Each relevant fund may be subject to foreign
taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest.
These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of
October
31, 2021
, if any, are disclosed in the funds’ Statements of Assets
and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is
recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds
managed by the Adviser, or U.S. Government and Agency
securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes
the amount BNY Mellon earned from each relevant fund from
lending portfolio securities, pursuant to the securities lending agreement during the year ended October 31, 2021.
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon Short Duration Corporate
Bond ETF
Corporate Bonds — — 42,888,945 — — — 42,888,945
Investment Companies 642,396 — — — — — 642,396
Investment of Cash Collateral for
Securities Loaned 164,650 — — — — — 164,650
BNY Mellon High Yield Beta ETF
Corporate Bonds — — 46,711,430 — — — 46,711,430
Investment Companies 81,310 — — — — — 81,310
Investment of Cash Collateral for
Securities Loaned 1,347,194 — — — — — 1,347,194
Other Financial Instruments:
Centrally Cleared Credit Default
Swaps
††
— — 3,078 — — — 3,078
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.

Securities Lending Agreement
(d) Affiliated issuers: Investments in other investment
companies advised by the Adviser are defined as “affiliated”
under the Act.
(e) Risk: Certain events particular to the industries in which
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon
US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon Core Bond ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Yield Beta ETF investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. BNY Mellon International Equity ETF
and BNY Mellon Emerging Markets ETF invest in foreign
markets which may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
The BNY Mellon Emerging Markets Equity ETF follows an
investment policy of investing primarily in emerging market
countries. Because the fund’s investments are concentrated in emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within such countries and to be more volatile than the performance of more geographically diversified funds.
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-
wide in response by governments, including closing borders,
restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of an
infectious disease or other serious public health concern could have, a significant negative impact on economic and market
conditions and could trigger a prolonged period of global
economic slowdown. To the extent the funds may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
BNY Mellon Core Bond ETF, BNY Mellon Short Duration
Corporate Bond ETF and BNY Mellon High Yield Beta ETF
invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.
(f) Dividends and distributions to shareholders: Dividends
and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon US Large Cap
Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF,
BNY Mellon US Small Cap Core Equity ETF, BNY Mellon
International Equity ETF and BNY Mellon Emerging Markets
Equity ETF normally declare and pay dividends from investment income-net quarterly. BNY Mellon Core Bond ETF, BNY
Mellon Short Duration Corporate Bond ETF and BNY Mellon
High Yield Beta ETF normally declares and pays dividends from investment income-net monthly. Income dividends for each
fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).
To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to
continue to qualify as a regulated investment company, if
such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
BNY Mellon US Large Cap Core Equity ETF $ 1,059
BNY Mellon US Mid Cap Core Equity ETF 1,607
BNY Mellon US Small Cap Core Equity ETF 5,119
BNY Mellon International Equity ETF 9
BNY Mellon Emerging Markets Equity ETF 120
BNY Mellon Core Bond ETF 504
BNY Mellon Short Duration Corporate Bond ETF 67
BNY Mellon High Yield Beta ETF 1,565

NOTES TO FINANCIAL STATEMENTS
(continued)
As of and during the year ended October 31, 2021, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations.
During the year ended October 31, 2021, the funds did not incur any interest or penalties.
Each tax year in the two-year period ended October 31,
2021 remains subject to examination by the Internal Revenue
Service and state taxing authorities.
The table below summarizes each fund’s components of
accumulated earnings on a tax basis at October 31, 2021.
The funds are permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
Components of Accumulated Earnings
The table below summarizes each relevant fund’s accumulated
capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2021.
Capital Loss Carryover
The table below summarizes each fund’s tax character of
distributions paid to shareholders during the fiscal periods ended October 31, 2021 and October 31, 2020. The tax character of current year distributions will be determined at the end of the current fiscal year.
Tax Character of Distributions Paid
During the year ended October 31, 2021, as a result of permanent book to tax differences, each relevant fund increased/decreased total distributable earnings (loss) and increased/decreased paid-in capital as summarized in Table below. These permanent book to tax differences are primarily due to the tax treatment for in-kind transactions and foreign currency transactions reclassification.
Net assets and net asset value per share were not affected by these reclassifications.
Undistributed
Ordinary
Income
Accumulated
Capital
(losses)
Undistributed
Capital Gains
Unrealized
Appreciation
(Depreciation)
BNY Mellon US Large Cap Core Equity ETF $320,293 $(1,167,135) $ - $66,125,129
BNY Mellon US Mid Cap Core Equity ETF 16,236 (22,772) - 25,990,354
BNY Mellon US Small Cap Core Equity ETF 93,753 - - 14,415,123
BNY Mellon International Equity ETF 296,492 (490,678) - 13,654,674
BNY Mellon Emerging Markets Equity ETF - (431,748) - 8,564,898
BNY Mellon Core Bond ETF 255,436 (664,158) - (1,493,323)
BNY Mellon Short Duration Corporate Bond ETF 136,202 - 105,661 22,201
BNY Mellon High Yield Beta ETF 1,010,166 - - 1,447,049
Short-Term
Losses
Long-Term
Losses Total
BNY Mellon US Large Cap Core Equity ETF $1,167,135 $ - $1,167,135
BNY Mellon US Mid Cap Core Equity ETF 22,772 - 22,772
BNY Mellon International Equity ETF 465,786 24,892 490,678
BNY Mellon Emerging Markets Equity ETF 311,539 120,209 431,748
BNY Mellon Core Bond ETF 552,586 111,572 664,158
Ordinary
Income
†
2021
Ordinary
Income
†
2020
BNY Mellon US Large Cap Core Equity ETF $3,307,327 $386,114
BNY Mellon US Mid Cap Core Equity ETF 1,097,103 255,842
BNY Mellon US Small Cap Core Equity ETF 1,262,690 277,635
BNY Mellon International Equity ETF 1,387,854 384,266
BNY Mellon Emerging Markets Equity ETF 972,152 418,648
BNY Mellon Core Bond ETF 1,359,087 229,445
BNY Mellon Short Duration Corporate Bond ETF 575,018 203,898
BNY Mellon High Yield Beta ETF 2,670,999 1,142,444
†
Includes short-term capital gain distributions, if any.

Return of Capital Statement of Position
(h) New Accounting Pronouncement: In March 2020, the
FASB issued Accounting Standards Update 2020-04, Reference
Rate Reform (Topic 848): Facilitation of the Effects of Reference
Rate Reform on Financial Reporting (“ASU 2020-04”), and in
January 2021, the FASB issued Accounting Standards Update
2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-
01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London
Interbank Offered Rate (“LIBOR”) and other Interbank Offered
Rate (“IBOR”)-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is
effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through
December 31, 2022. Management is evaluating the impact of
ASU 2020-04 and ASU 2021-01 on the fund’s investments,
derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
NOTE 3—Management Fee, Sub-Investment
Advisory Fee and Other Transactions with Affiliates:
(a) Fees payable by the funds pursuant to the provisions of a management agreement with the Adviser are payable monthly,
computed at an annual rate on the average daily value of each fund’s net assets of which are summarized in the table below.
Management Agreement Fees
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Yield Beta ETF, each fund’s management agreement provides
that the Adviser will pay substantially all expenses of such fund, except for the management fees, payments under the fund’s 12b-
1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser has contractually agreed, from March 1, 2021
through March 1, 2022, to waive receipt of its management fees and/or assume expenses of BNY Mellon Emerging Markets
Equity ETF (excluding payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business) do not exceed 0.11% of the value of the fund’s average daily net assets. This agreement is in effect March 1, 2022, and the Adviser may terminate this expense limitation at any time.
For the BNY Mellon US Large Cap Core Equity ETF and the
BNY Mellon Core Bond ETF, each fund’s management agreement
provides that the Adviser will pay substantially all expenses of such fund, except for the management fees, interest expenses, taxes, brokerage commissions, costs of holding shareholder
meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. For the BNY Mellon US Large Cap Core
Equity ETF and the BNY Mellon Core Bond ETF, each fund’s
management agreement provides that the Adviser will pay all
acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. For financial
reporting purposes such payments pursuant to undertakings
above will be considered a reduction in expenses presented in the Statement of Operations. If such payments made to certain funds would be excess over expenses borne directly by each
fund, such payments will be considered Capital Contributions from Adviser presented in the Statement of Changes. During
the period ended October 31, 2021, there was no impact on the
Total Return of each relevant fund as a result of the Capital
Contributions from Adviser.
The table below summarizes the amounts pursuant to
undertakings during the period ended October 31, 2021.
Total
Distributable
Earnings (Loss)
Paid-in
Capital
BNY Mellon US Large Cap Core Equity ETF $(13,740,684) $13,740,684
BNY Mellon US Mid Cap Core Equity ETF (6,852,958) 6,852,958
BNY Mellon US Small Cap Core Equity ETF (16,794,524) 16,794,524
BNY Mellon International Equity ETF (440,223) 440,223
BNY Mellon Emerging Markets Equity ETF (2,321,536) 2,321,536
BNY Mellon Core Bond ETF 81,260 (81,260)
BNY Mellon High Yield Beta ETF (2,223,177) 2,223,177
BNY Mellon US Large Cap Core Equity ETF 0.00%
BNY Mellon US Mid Cap Core Equity ETF 0.04%
BNY Mellon US Small Cap Core Equity ETF 0.04%
BNY Mellon International Equity ETF 0.04%
BNY Mellon Emerging Markets Equity ETF 0.11%
BNY Mellon Core Bond ETF 0.00%
BNY Mellon Short Duration Corporate Bond ETF 0.06%
BNY Mellon High Yield Beta ETF 0.22%

NOTES TO FINANCIAL STATEMENTS
(continued)
Reduction in expenses/Capital Contributions from Adviser
Pursuant to undertakings
Prior to September 1, 2021, Mellon served as the BNY Mellon
High Yield Beta ETF sub-investment adviser and, as of
September 1, 2021, INA serves as the BNY Mellon High Yield
Beta ETF sub-investment adviser responsible for the day-to-day management of BNY Mellon High Yield Beta ETF portfolio.
Pursuant to a sub-investment advisory agreement between
Mellon and the Adviser, the Adviser pays Mellon a monthly fee at an annual percentage of the value of each fund's average daily net assets, except for BNY Mellon High Yield Beta ETF which
previously paid Mellon and currently pays INA a monthly fee
at an annual percentage of the value of the fund's average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which each fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves each fund from disclosing the sub-investment advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary (as defined in the
1940 Act) of BNY Mellon in documents filed with the SEC and
provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility
(subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
For each fund, the Adviser will pay a contractual fee rate to
Mellon and INA applicable to each fund's sub-investment
advisory agreement, at the annual rate set forth in the table below
(stated as a percentage of each fund’s average daily net assets).
The Adviser, and not the funds, pays the Mellon and INA fee rate applicable to each fund's sub-investment advisory agreement.
Sub-Investment Advisory Agreement Fees
(b) Each fund has an arrangement with the custodian whereby
the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The table below summarized the components of “Due to BNY
Mellon ETF Investment Adviser, LLC” in the Statements of
Assets and Liabilities for each fund.
Due to BNY Mellon ETF Investment Adviser, LLC
(c) Each Board member serves as a Board member of each fund
within the Trust. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—Securities Transactions:
The table below summarizes each fund’s aggregate amount of
purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures and swap agreements and in-kind transactions, during the year ended
October 31, 2021.
BNY Mellon US Large Cap Core Equity ETF $ 120
BNY Mellon US Mid Cap Core Equity ETF -
BNY Mellon US Small Cap Core Equity ETF -
BNY Mellon International Equity ETF -
BNY Mellon Emerging Markets Equity ETF -
BNY Mellon Core Bond ETF 3,938
BNY Mellon Short Duration Corporate Bond ETF -
BNY Mellon High Yield Beta ETF -
BNY Mellon US Large Cap Core Equity ETF 0.02%
BNY Mellon US Mid Cap Core Equity ETF 0.02%
BNY Mellon US Small Cap Core Equity ETF 0.02%
BNY Mellon International Equity ETF 0.02%
BNY Mellon Emerging Markets Equity ETF 0.055%
BNY Mellon Core Bond ETF 0.03%
BNY Mellon Short Duration Corporate Bond ETF 0.03%
BNY Mellon High Yield Beta ETF 0.11%
Management
fees
Less/Excess
Reimbursement
BNY Mellon US Large Cap Core Equity ETF $ - $ 36
BNY Mellon US Mid Cap Core Equity ETF 3,746 -
BNY Mellon US Small Cap Core Equity ETF 5,577 -
BNY Mellon International Equity ETF 2,241 -
BNY Mellon Emerging Markets Equity ETF 3,602 (2)
BNY Mellon Core Bond ETF - 1,590
BNY Mellon Short Duration Corporate Bond ETF 2,124 -
BNY Mellon High Yield Beta ETF 8,927 -

Purchases and Sales
TBA Securities: During the period ended October 31, 2021,
BNY Mellon Core Bond ETF transacted in TBA securities
that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines,
including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale
Commitments.” The proceeds and value of these commitments
are reflected
in the fund’s Statement of Assets and Liabilities
 as
Receivable for TBA sale commitments (included in receivable
securities sold) and TBA sale commitments, at value, respectively.
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another asset.
Each type of derivative instrument that was held by the fund during the
year ended October 31, 2021
is discussed below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon
US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon International Equity ETF and
BNY Mellon Emerging Markets ETF invest in futures in order
to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is
traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
which are recorded in the Statements of Operations.
When the contracts are closed, the fund recognizes a realized gain or loss
which is reflected in the Statements of Operations.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2021, are set forth in the Statement of Investments for each fund.
Swap Agreements: BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity
(sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a
daily basis, with the net amount recorded within unrealized
appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations.
Upfront payments made and/or received by the fund, are
recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss)in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation.
Purchases Sales
BNY Mellon US Large Cap Core Equity ETF $ 27,606,924 $ 27,980,522
BNY Mellon US Mid Cap Core Equity ETF 29,214,637 31,514,628
BNY Mellon US Small Cap Core Equity ETF 55,343,209 55,295,806
BNY Mellon International Equity ETF 7,071,811 8,753,607
BNY Mellon Emerging Markets Equity ETF 13,353,131 6,886,459
BNY Mellon Core Bond ETF 150,988,467 103,054,105
BNY Mellon Short Duration Corporate Bond ETF 14,523,955 13,935,489
BNY Mellon High Yield Beta ETF 28,014,410 32,554,139

NOTES TO FINANCIAL STATEMENTS
(continued)
For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are
limited to the notional amount of each swap. Credit default
swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation or
depreciation reflected in the Statement of Assets and Liabilities.
Notional amounts of all credit default swap agreements are
disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the
fund. These potential amounts would be partially offset by
any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at
October 31, 2021 are set forth in the Statement of Investments for the fund.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the funds’ exposure to different
types of market risk as it relates to the Statement of Assets and
Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of October 31, 2021 is shown below:
Statement of Assets and Liabilities location:
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(b)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Only unpaid variation margin on cleared swap agreements is reported in the Statements of Assets and Liabilities.
The effect of derivative instruments in the Statement of
Operations during the year ended October 31, 2021 is shown
below:
Derivative
Assets ($)
Derivative
Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Equity risk
(a)
18,426 -
BNY Mellon US Mid Cap Core Equity ETF
Equity risk
(a)
11,952 -
BNY Mellon US Small Cap Core Equity ETF
Equity risk
(a)
1,515 -
BNY Mellon International Equity ETF
Equity risk
(a)
6,936 -
BNY Mellon Emerging Markets Equity ETF
Equity risk
(a)
793 -
BNY Mellon High Yield Beta ETF
Credit risk
(b)
3,078 -
Amount of realized gain (loss) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk 37,793 - 37,793
BNY Mellon US Mid Cap Core Equity ETF
Equity risk 6,008 - 6,008
BNY Mellon US Small Cap Core Equity ETF
Equity risk 15,550 - 15,550
BNY Mellon International Equity ETF
Equity risk 25,344 - 25,344
BNY Mellon Emerging Markets Equity ETF
Equity risk (25,016) - (25,016)
BNY Mellon High Yield Beta ETF
Credit risk - 126,873 126,873

The following table summarizes the average market value of
derivatives outstanding during the year ended October 31, 2021:
The following table summarizes the average notional value of derivatives outstanding during the year ended October 31, 2021:
The table below summarizes the cost of investments inclusive of derivative contracts for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments inclusive of derivative contracts for each fund at October 31, 2021.
Accumulated Net Unrealized Appreciation (Depreciation)
NOTE 5—Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation Unit size for a fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of each fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of
Changes in Net Assets. The consideration for the purchase of
Creation Units of a fund may consist of the in-kind deposit of
Net change in unrealized appreciation (depreciation) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk 18,426 - 18,426
BNY Mellon US Mid Cap Core Equity ETF
Equity risk 11,952 - 11,952
BNY Mellon US Small Cap Core Equity ETF
Equity risk 1,515 - 1,515
BNY Mellon International Equity ETF
Equity risk 19,440 - 19,440
BNY Mellon Emerging Markets Equity ETF
Equity risk 2,087 - 2,087
BNY Mellon High Yield Beta ETF
Credit risk - 19,814 19,814
Average Market
Value
BNY Mellon US Large Cap Core Equity ETF
Equity risk futures $ 230,797
BNY Mellon US Mid Cap Core Equity ETF
Equity risk futures 165,358
BNY Mellon US Small Cap Core Equity ETF
Equity risk futures 120,600
BNY Mellon International Equity ETF
Equity risk futures 193,360
BNY Mellon Emerging Markets Equity ETF
Equity risk futures 138,619
Average
Notional Value
BNY Mellon High Yield Beta ETF
Credit risk swap agreements $ 1,526,923
Cost of
Investments
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $325,163,852 $70,474,203 $(4,349,074) $66,125,129
BNY Mellon US Mid Cap Core Equity ETF 87,673,267 28,132,377 (2,142,023) 25,990,354
BNY Mellon US Small Cap Core Equity ETF 171,062,370 23,229,089 (8,813,966) 14,415,123
BNY Mellon International Equity ETF 86,536,403 14,636,244 (981,570) 13,654,674
BNY Mellon Emerging Markets Equity ETF 30,086,363 10,229,029 (1,664,131) 8,564,898
BNY Mellon Core Bond ETF 206,456,631 795,828 (2,289,151) (1,493,323)
BNY Mellon Short Duration Corporate Bond ETF 43,673,790 274,897 (252,696) 22,201
BNY Mellon High Yield Beta ETF 46,708,927 1,805,367 (358,318) 1,447,049

NOTES TO FINANCIAL STATEMENTS
(continued)
a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
The table below summarizes each fund’s in-kind transactions
associated with creations and redemptions, during the year ended
October 31, 2021.
In-Kind Transactions
Cost of
Securities
Received
Value of
Securities
Delivered
BNY Mellon US Large Cap Core Equity ETF $ 268,698,979 $ 43,919,469
BNY Mellon US Mid Cap Core Equity ETF 68,826,216 18,496,217
BNY Mellon US Small Cap Core Equity ETF 168,409,155 51,067,359
BNY Mellon International Equity ETF 61,743,418 1,584,955
BNY Mellon Emerging Markets Equity ETF - 6,582,334
BNY Mellon Core Bond ETF 112,668,598 10,363,689
BNY Mellon Short Duration Corporate Bond ETF 15,058,374 -
BNY Mellon High Yield Beta ETF 24,262,806 28,259,373

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon Core Bond ETF, BNY
Mellon Short Duration Corporate Bond ETF and BNY Mellon High Yield Beta ETF and the Board of Trustees of BNY Mellon ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US
Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging
Markets Equity ETF, BNY Mellon Core Bond ETF, BNY Mellon Short Duration Corporate Bond ETF and BNY Mellon High Yield Beta
ETF, ((collectively referred to as the “Funds”), (eight of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statements of investments, as of October 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eight of the funds constituting BNY Mellon ETF Trust) at October 31, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 20, 2021
Individual fund constituting
the BNY Mellon ETF Trust
Statement of
operations
Statements of changes in
net assets
Financial highlights
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
For the year
ended October
31, 2021
For the year ended October 31, 2021 and the period
from April 9, 2020 (commencement of operations)
through October 31, 2020
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF
For the year
ended October
31, 2021
For the year ended October 31, 2021 and the period
from April 24, 2020 (commencement of operations)
through October 31, 2020

IMPORTANT TAX INFORMATION
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax
information provide shareholders with actual calendar year
amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as
required by the Internal Revenue Code or to meet a specific
state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2021:
(a)
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income and foreign taxes paid are as follows:
Qualified
Dividend
Income
(a)
Dividends-
Received
Deduction
(a)
Interest Related
Dividends
(a)
BNY Mellon US Large Cap Core Equity ETF 100.00% 93.52% -%
BNY Mellon US Mid Cap Core Equity ETF 86.21% 80.35% -%
BNY Mellon US Small Cap Core Equity ETF 83.46% 84.56% -%
BNY Mellon International Equity ETF 76.23% -% -%
BNY Mellon Emerging Markets Equity ETF 49.04% -% -%
BNY Mellon Core Bond ETF -% -% 100.00%
BNY Mellon Short Duration Corporate Bond ETF -% -% 100.00%
BNY Mellon High Yield Beta ETF -% -% 76.90%
Foreign Source
Income
Foreign Taxes
Paid
BNY Mellon US Large Cap Core Equity ETF $ - $ -
BNY Mellon US Mid Cap Core Equity ETF - -
BNY Mellon US Small Cap Core Equity ETF - -
BNY Mellon International Equity ETF 1,547,289 158,883
BNY Mellon Emerging Markets Equity ETF 1,135,579 121,248
BNY Mellon Core Bond ETF - -
BNY Mellon Short Duration Corporate Bond ETF - -
BNY Mellon High Yield Beta ETF - -

INFORMATION ABOUT THE APPROVAL OF THE APPLICABLE FUND’S SUB-INVESTMENT
ADVISORY AGREEMENT
(Unaudited)
At a meeting of the BNY Mellon High Yield Beta ETF’s (the
“fund”) Board of Trustees held on May 17, 2021 (the “Meeting”), the Board discussed with representatives of the Adviser plans to realign Mellon Investments Corporation’s (“Mellon”) fixed-
income capabilities with Insight North America LLC (“INA”)
(the “Firm Realignment”), which was scheduled to occur in the third quarter of 2021 (the “Effective Date”). The Adviser noted
that, as a result of the Firm Realignment, the portfolio managers who were currently responsible for managing the investments
of the fund as employees of Mellon as a sub-investment
adviser pursuant to a sub-investment advisory agreement
with the Adviser (the “Current Sub-Advisory Agreement”),
would become employees of INA as of the Effective Date.
Consequently, the Adviser proposed to engage INA to serve as the fund’s sub-investment adviser, pursuant to a sub-investment advisory agreement between the Adviser and INA (the “New
Sub-Advisory Agreement”), to be effective on the Effective
Date.
At the Meeting, the Adviser recommended the approval of the
New Sub-Advisory Agreement, pursuant to which INA would
serve as sub-investment adviser to the fund. The recommendation for the approval of the New Sub-Advisory Agreement was based on the following considerations, among others: (i) approval of the
New Sub-Advisory Agreement would permit the fund’s current
portfolio managers to continue to be responsible for the day-to-
day management of the fund’s portfolio after the Effective Date as employees of INA; (ii) there would be no material changes to the fund’s investment objective, strategies or policies, and no reduction in the nature or level of services provided to the fund;
(iii) the Adviser (and not the fund) would pay INA for its sub-
investment advisory services and the rate of the sub-investment advisory fee payable by the Adviser to INA under the New Sub-
Advisory Agreement would be the same as that currently payable by the Adviser to Mellon under the Current Sub-Advisory
Agreement; and (iv) all material terms and conditions of the
New Sub-Advisory Agreement were substantially identical to
those of the Current Sub-Advisory Agreement. The Board also
considered the Adviser’s stated belief that there were no material changes to the information the Board had previously considered at a meeting on February 5, 2020 (the “15(c) Meeting”), at which the Board approved the Current Sub-Advisory Agreement for an initial two-year term, other than the information about the Firm
Realignment and INA.
At the Meeting, the Board, none of whom are “interested
persons” (as defined in the Investment Company Act of 1940,
as amended (the “1940 Act”)) of the fund (the “Independent
Trustees”), considered and approved the New Sub-Advisory
Agreement. In determining whether to approve the New
Sub-Advisory Agreement the Board considered the materials
prepared by the Adviser received in advance of the Meeting and other information presented at the Meeting, which included: (i)
a form of the New Sub-Advisory Agreement; (ii) information
regarding the Firm Realignment and how it is expected to
enhance investment capabilities; (iii) information regarding
INA; and (iv) an opinion of counsel that the proposed changes to the investment advisory arrangements would not result in an
“assignment” of the Current Sub-Advisory Agreement under the
1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, did not require the approval of fund shareholders.
The Board also considered the substance of discussions with
representatives of, and information provided by, the Adviser at the Meeting and the 15(c) Meeting. The Board was provided
with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements,
and was advised by legal counsel through the process.
Nature, Extent and Quality of Services to be
Provided
In examining the nature, extent and quality of the services
that were expected to be provided by INA to the fund under
the New Sub-Advisory Agreement, the Board considered: (i)
INA’s organization, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel providing portfolio management services, which would remain the same after the Effective Date; and (iii) the investment strategy for the fund, which would remain the same after the Effective Date.
The Board also considered the review process undertaken by the
Adviser and the Adviser’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by INA after the Effective Date. Based on their consideration and review of the foregoing information, the
Board concluded that the nature, extent and quality of the sub-
investment advisory services to be provided by INA under the
New Sub-Advisory Agreement, as well as INA’s ability to render such services based on its resources and the experience of the investment team, which will include the fund’s current portfolio managers, were adequate and appropriate for the fund in light of the fund’s investment objective, and supported a decision to approve the New Sub-Advisory Agreement.
Investment Performance
The Board considered information provided at the Meeting
regarding the fund’s investment performance. In particular, the
Board noted the indexed investment objective of the fund and focused on the extent to which the fund achieved its objective.
The Board reviewed information regarding the fund’s index
tracking. The Board determined that the fund’s performance
supported a decision to approve the New Sub-Advisory
Agreement.
Costs of Services to be Provided and Profitability
The Board considered the proposed fee payable under the New
Sub-Advisory Agreement (which was the same as the fee payable under the Current Sub-Advisory Agreement that the Board
had previously considered at the 15(c) Meeting), noting that the proposed fee would be paid by the Adviser and, thus, would not impact the fees paid by the fund. The Board considered the
fee payable to INA in relation to the fee paid to the Adviser by the fund and the respective services provided by INA and
the Adviser. The Board recognized that, because INA’s fee

INFORMATION ABOUT THE APPROVAL OF THE APPLICABLE FUND’S SUB-INVESTMENT ADVISORY AGREEMENT
(Unaudited) (continued)
would be paid by the Adviser, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the fund’s Management Agreement, and that
the Board had received and considered a profitability analysis of the Adviser and certain of its affiliates at the 15(c) Meeting. The
Board concluded that the proposed fee payable to INA by the
Adviser was reasonable.
Economies of Scale to be Realized
The Board recognized that, because the fee payable to INA would continue to be paid by the Adviser, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Management Agreement, which had been done at the 15(c) Meeting. At the 15(c) Meeting, the
Board determined the economies of scale which may accrue to
the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not
been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
Other Benefits
The Board also considered whether there were any ancillary
benefits that would accrue to INA as a result of its relationship with the fund, and such ancillary benefits, if any, were determined to be reasonable.
Conclusion
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the
Board, all of whom are Independent Trustees, approved the
New Sub-Advisory Agreement for the fund effective as of the
Effective Date.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Effective April 9, 2020, the funds adopted a liquidity risk
management program (the “Program”) pursuant to the
requirements of Rule 22e-4 under the Investment Company Act
of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.
The Board has appointed BNY Mellon ETF Investment Adviser,
LLC, the investment adviser to the funds, as the Program
Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and
foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding
sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been
reviewed and approved by the Board. Furthermore, at its
October 2021 meeting, the Board received a written report
prepared by the Program Administrator, for the period April 9,
2020 to September 30, 2021, addressing the operation of the
Program, assessing the Program’s adequacy and effectiveness
and describing any material changes made to the Program.
Assessment of Program
In the opinion of the Program Administrator, the Program
approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program
Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from April 9, 2020 to September 30, 2021,
there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts
and foreseeable stressed fund redemption forecasts, the Program
Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
J. Charles Cardona (66)
Chairman of the Board
Principal Occupation During Past 5 Years:
Mutual fund director and trustee (since 2014); President and a
Director of BNY Mellon Investment Adviser, Inc. (f/k/a The
Dreyfus Corporation) (“BNYMIA”) (until 2016); Chief Executive
Officer of Dreyfus Cash Investment Strategies, a division of
BNYMIA (until 2016); Chairman and Director of the Distributor
(until 2016).
Other Public Company Board Memberships During Past 5 Years:
BNY Mellon Liquidity Funds, Director (2004-Present) and
Chairman (2019-2021); BNY Mellon Family of Funds, Interested
Director (2014-2018), Independent Director (2019- Present).
No. of Portfolios for which Board Member Serves: 32, including 23 managed by an affiliate of the Adviser
Kristen M. Dickey (61)
Board Member
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial
technology company (since 2018); Lead non-executive director for
Aperture Investors, LLC, an investment management firm (since
2018); Managing Director—Global Head of Index Strategy at
BlackRock, Inc. (until 2017).
No. of Portfolios for which Board Member Serves: 9
F. Jack Liebau, Jr. (58)
Board Member
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial
advisory firm (since 2020)
Corporate director (since 2015); President and Chief Executive
Officer at Roundwood Asset Management (until 2015).
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present;
Chairman 2016 – Present); Pep Boys an automotive aftermarket retailer, Director (2015-2016).
No. of Portfolios for which Board Member Serves: 9
Jill I. Mavro (49)
Board Member
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since 2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018);
Senior Managing Director, Head of Strategic Relationships and
Member of SPDR Executive Committee at State Street Global
Advisors (until 2018); Interested Trustee on the Board of Sectoral
Asset Management (2013-2015).
No. of Portfolios for which Board Member Serves: 9
Kevin W. Quinn (62)
Board Member
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019).
No. of Portfolios for which Board Member Serves: 9
Stacy L. Schaus (61)
Board Member
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a
consulting firm (from 2019 until 2021); Executive Vice President—
Defined Contribution Practice Founder at PIMCO Investment
Management (until 2018).
No. of Portfolios for which Board Member Serves: 9

OFFICERS OF THE TRUST
(Unaudited)
DAVID DIPETRILLO, President since February 2020.
Vice President and Director of BNY Mellon Investment Adviser, Inc.,
an affiliate of the Adviser since February 2021, Head of North America
Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January
2016 to December 2017. He is an officer of 57 investment companies
(comprised of 107 portfolios) managed by the Adviser or an affiliate of the
Adviser. He is 43 years old and has been an employee of BNY Mellon since
2005.
PETER M. SULLIVAN, Chief Legal Officer since July 2021, Vice
President and Assistant Secretary since February 2020.
Chief Legal Officer of BNY Mellon Investment Advisor since July
2021; Associate General Counsel of BNY Mellon since July 2021; Senior
Managing Counsel of BNY Mellon from December 2020 to July 2021;
Managing Counsel of BNY Mellon from March 2009 to December 2020, and an officer of 58 investment companies (comprised of 129 portfolios)
managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of BNY Mellon since April 2004.
JAMES WINDELS, Treasurer since February 2020.
Vice President of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser since September 2020, Director-BNY Mellon Fund Administration,
and an officer of 58 investment companies (comprised of 129 portfolios)
managed by the Adviser or an affiliate of the Adviser. He is 63 years old and has been an employee of the Adviser since April 1985.
SARAH S. KELLEHER, Vice President and Secretary since
February 2020.
Vice President of BNY Mellon ETF Investment Adviser, LLC since
February 2020; Senior Managing Counsel of BNY Mellon since September
2021; Managing Counsel of BNY Mellon from December 2017 to
September 2021; Senior Counsel of BNY Mellon from March 2013 to
December 2017. She is an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser.
She is 46 years old and has been an employee of BNY Mellon Investment
Adviser, Inc., an affiliate of the Adviser, since March 2013.
JAMES BITETTO, Vice President and Assistant Secretary since
February 2020.
Senior Managing Counsel of BNY Mellon since December 2019; Managing
Counsel of BNY Mellon from April 2014 to December 2019; Secretary of BNY Mellon Investment Adviser, Inc., and an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of
BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since
December 1996.
DEIRDRE CUNNANE, Vice President and Assistant Secretary
since February 2020.
Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to
August 2018. She is an officer of 58 investment companies (comprised of
129 portfolios) managed by the Adviser or an affiliate of the Adviser. She is
31 years old and has been an employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since August 2018.
JEFF PRUSNOFSKY, Vice President and Assistant Secretary
since February 2020.
Senior Managing Counsel of BNY Mellon, and an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of
BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since
October 1990.
AMANDA QUINN, Vice President and Assistant Secretary since
February 2020.
Counsel of BNY Mellon since June 2019; Regulatory Administration
Manager at BNY Mellon Investment Management Services from September
2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment
Management Services from April 2015 to August 2018. She is an officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 36 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser, since June 2019.
GAVIN C. REILLY, Assistant Treasurer since February 2020.
Tax Manager-BNY Mellon Fund Administration, and an officer of 58 investment companies (comprised of 129 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer since February 2020.
Senior Accounting Manager – BNY Mellon Fund Administration, and an
officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer since February 2020.
Senior Accounting Manager – BNY Mellon Fund Administration, and an
officer of 58 investment companies (comprised of 129 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since November 1990.
NATALYA ZELENSKY, Vice President and Assistant Secretary
since February 2020 and Chief Compliance Officer since August
2021.
Chief Compliance Officer since August 2021 and Vice President since
February 2020 of BNY Mellon ETF Investment Advisor, LLC; Chief
Compliance Officer since August 2021 and Vice President and Assistant
Secretary since February 2020 of BNY Mellon ETF Trust; Managing
Counsel of BNY Mellon from December 2019 to August 2021; Counsel of BNY Mellon from May 2016 to December 2019; Assistant Secretary of
BNY Mellon Investment Adviser, Inc. from April 2018 to August 2021;
She is an officer of 58 investment companies (comprised of 129 portfolios)
managed by the Adviser or an affiliate of the Adviser. She is 36 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since May 2016.
CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance
Officer since February 2020.
Anti-Money Laundering Compliance Officer of the BNY Mellon Family
of Funds and BNY Mellon Funds Trust. She is an officer of 50 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 53 years old and has been an employee of the
Distributor since 1997.

For More Information
2021 BNY Mellon Securities Corporation
ETFAR1021
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund daily.
Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and
third quarters of each fiscal year on Form N-PORT. Each fund
’
s Forms N-PORT are available on the SEC
’
s website at www.sec.gov .
Additionally, each fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://
im.bnymellon.com/etfliterature . Each fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at www.
im.bnymellon.com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
Ticker Symbols:
BNY Mellon US Large Cap Core Equity ETF BKLC
BNY Mellon US Mid Cap Core Equity ETF BKMC
BNY Mellon US Small Cap Core Equity ETF BKSE
BNY Mellon International Equity ETF BKIE
BNY Mellon Emerging Markets Equity ETF BKEM
BNY Mellon Core Bond ETF BKAG
BNY Mellon Short Duration Corporate Bond ETF BKSB
BNY Mellon High Yield Beta ETF BKHY

Item 1. Reports to Stockholders (cont.).
(b)        Not applicable.
Item 2. Code of Ethics.
(a)        As of the period ended October 31, 2021 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)        During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)       During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a)   Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $156,000 in 2020 and $148,500 in 2021.
(b)   Audit-Related Fees
The aggregate fees billed for each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $48,000 in 2020 and $48,000 in 2021. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.
(c)   Tax Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $30,400 in 2020 and $30,400 in 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification
.
(d)   All Other Fees
The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2020 and $0 in 2021.
(e)(1)   Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)   The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)        The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)        The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $69,187 in 2020 and $445,127 in 2021.
(h)        The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
(a)

The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant.  The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.

(b)

     Not applicable.
Item 6. Investments.
(a)        The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)        Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S‑K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)
Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(a)(4)   Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        BNY Mellon ETF Trust

By (Signature and Title)*   /s/ David J. DiPetrillo
                                           David DiPetrillo, President
                                           (Principal Executive Officer)

Date            12/17/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David J. DiPetrillo
                                           David DiPetrillo, President
                                           (Principal Executive Officer)

Date            12/17/2021

By (Signature and Title)*   /s/ James Windels
                                           James Windels, Treasurer
                                           (Principal Financial and Accounting Officer)

Date            12/17/2021

*
Print the name and title of each signing officer under his or her signature.